              As filed with the Securities and Exchange Commission.

                                                      '33 Act File No. 333-53023
===============================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       POST-EFFECTIVE AMENDMENT NO. 9                        [X]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                        [ ]

                          NATIONWIDE VARIABLE ACCOUNT-9
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)

                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111

    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
                     (Name and Address of Agent for Service)



This Post-Effective Amendment amends the Registration Statement with respect to the Prospectus, Statement of Additional Information, Financial Statements, and Part C.



It is proposed that this filing will become effective (check appropriate box):


[ ]  immediately upon filing to paragraph (b) of Rule 485


[X] on May 1, 2001 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485


If appropriate check the following box:


[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                          NATIONWIDE VARIABLE ACCOUNT-9
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4


N-4 ITEM                                                                                                 CAPTION
PART A     INFORMATION REQUIRED IN A PROSPECTUS
Item 1.    Cover Page.................................................................................Cover Page
Item 2.    Definitions.................................................................Glossary of Special Terms
Item 3.    Synopsis or Highlights......................................................Synopsis of the Contracts
Item 4.    Condensed Financial Information.......................................Condensed Financial Information
Item 5.    General Description of Registrant, Depositor, and Portfolio
                Companies ..........................Nationwide Life Insurance Company; Investing in the Contract
Item 6.    Deductions and Expenses...............................................Standard Charges and Deductions
Item 7.    General Description of Variable
           Annuity Contracts.......................................Contract Ownership; Operation of the Contract
Item 8.    Annuity Period...............................................................Annuitizing the Contract
Item 9.    Death Benefit and Distributions........................................................Death Benefits
Item 10.   Purchases and Contract Value................................................Operation of the Contract
Item 11.   Redemptions....................................................................Surrender (Redemption)
Item 12.   Taxes  ....................................................................Federal Tax Considerations
Item 13.   Legal Proceedings...................................................................Legal Proceedings
Item 14.   Table of Contents of the Statement of Additional
                Information.........................Table of Contents of the Statement of Additional Information

PART B     INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION
Item 15.   Cover Page.................................................................................Cover Page
Item 16.   Table of Contents...................................................................Table of Contents
Item 17.   General Information and History.......................................General Information and History
Item 18.   Services.....................................................................................Services
Item 19.   Purchase of Securities Being Offered.............................Purchase of Securities Being Offered
Item 20.   Underwriters.............................................................................Underwriters
Item 21.   Calculation of Performance Information....................................Calculations of Performance
Item 22.   Annuity Payments.....................................................................Annuity Payments
Item 23.   Financial Statements.............................................................Financial Statements

PART C     OTHER INFORMATION
Item 24.   Financial Statements and Exhibits.............................................................Item 24
Item 25.   Directors and Officers of the Depositor.......................................................Item 25
Item 26.   Persons Controlled by or Under Common Control with
                the Depositor or Registrant..............................................................Item 26
Item 27.   Number of Contract Owners.....................................................................Item 27
Item 28.   Indemnification...............................................................................Item 28
Item 29.   Principal Underwriter.........................................................................Item 29
Item 30.   Location of Accounts and Records..............................................................Item 30
Item 31.   Management Services...........................................................................Item 31
Item 32.   Undertakings ..................................................................................Item 32

                       NATIONWIDE LIFE INSURANCE COMPANY

          Modified Single Premium Deferred Variable Annuity Contracts

       Issued by Nationwide Life Insurance Company through its Nationwide
                               Variable Account-9


                  The date of this prospectus is May 1, 2001.



-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful to many investors in meeting long-term savings and retirement needs. There are, however, costs and charges associated with some of these unique benefits - costs and charges that do not exist or are not present with other investment products. With help from financial consultants or advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus with those of other investment products, including mutual funds and other variable annuity or variable life insurance products offered by Nationwide Life Insurance Company and its affiliates. This process will aid in determining whether the purchase of the contract described in this prospectus is consistent with an individual's goals, risk tolerance, time horizon, marital status, tax situation, and other personal characteristics and needs.

THIS PROSPECTUS CONTAINS BASIC INFORMATION YOU SHOULD KNOW ABOUT THE CONTRACTS BEFORE INVESTING. PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------



The following underlying mutual funds are available under the contracts:

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURY(SM) FAMILY OF INVESTMENTS
     -    American Century VP Income & Growth
     -    American Century VP International
     -    American Century VP Value

DREYFUS
     -    Dreyfus Investment Portfolios - European Equity Portfolio - Initial
          Shares
     -    The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares
     -    Dreyfus Stock Index Fund, Inc. - Initial Shares
     - Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares (formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio)

FEDERATED INSURANCE SERIES
     -    Federated Quality Bond Fund II

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
     -    VIP Equity-Income Portfolio: Service Class
     -    VIP Growth Portfolio: Service Class
     -    VIP High Income Portfolio: Service Class*
     -    VIP Overseas Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II
     -    VIP II Contrafund(R) Portfolio: Service Class

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III
     -    VIP III Growth Opportunities Portfolio: Service Class

JANUS ASPEN SERIES
     -    Capital Appreciation Portfolio: Service Shares
     -    Global Technology Portfolio: Service Shares
     -    International Growth Portfolio: Service Shares

MORGAN STANLEY
     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)
     -    Emerging Markets Debt Portfolio
     -    Mid Cap Growth Portfolio
     -    U.S. Real Estate Portfolio

NATIONWIDE SEPARATE ACCOUNT TRUST

     -    Capital Appreciation Fund
     -    Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide(R) Mid Cap Index
          Fund) (formerly, Nationwide(R) Select Advisers Mid Cap Fund)
     - Federated NSAT Equity Income Fund (formerly, Nationwide(R) Equity Income Fund)
     - Federated NSAT High Income Bond Fund* (formerly, Nationwide(R) High Income Bond Fund)
     -    Gartmore NSAT Emerging Markets Fund
     -    Gartmore NSAT Global Technology and Communications Fund
     -    Gartmore International Growth Fund
     -    Government Bond Fund
     -    J.P. Morgan NSAT Balanced Fund* (formerly, Nationwide(R) Balanced
          Fund)

     - MAS NSAT Multi Sector Bond Fund* (formerly, Nationwide(R) Multi Sector Bond Fund)

     -    Money Market Fund

     -    Nationwide(R) Global 50 Fund (formerly, Nationwide(R) Global Equity
          Fund) (subadviser: J.P. Morgan Investment Management Inc.)

     - Nationwide(R) Small Cap Growth Fund (formerly, Nationwide(R) Select Advisers Small Cap Growth Fund) (subadvisers: Miller, Anderson & Sherrerd, LLP, Neuberger Berman, LLC, and Waddell & Reed Investment Management Company)

     -    Nationwide(R) Small Cap Value Fund (subadvisers: The Dreyfus
          Corporation)

     - Nationwide(R) Small Company Fund (subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc., and Waddell & Reed Investment Management Company)

     - Strong NSAT Mid Cap Growth Fund (formerly, Nationwide(R) Strategic Growth Fund)
     -    Total Return Fund
     -    Turner NSAT Growth Focus Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     -    AMT Guardian Portfolio
     -    AMT Mid-Cap Growth Portfolio
     -    AMT Partners Portfolio

OPPENHEIMER VARIABLE ACCOUNT FUNDS
     - Oppenheimer Aggressive Growth Fund/VA (formerly, Oppenheimer Capital Appreciation Fund)
     -    Oppenheimer Capital Appreciation Fund/VA (formerly, Oppenheimer Growth
          Fund)
     -    Oppenheimer Global Securities Fund/VA
     - Oppenheimer Main Street Growth & Income Fund/VA (formerly, Oppenheimer Growth & Income Fund)

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
     -    Worldwide Emerging Markets Fund
     -    Worldwide Hard Assets Fund

VICTORY VARIABLE INSURANCE FUNDS
     -    Diversified Stock Fund: Class A
     -    Small Company Opportunity Fund: Class A

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     - Global Post-Venture Capital Portfolio (formerly, Post-Venture Capital Portfolio)
     -    International Equity Portfolio

THE FOLLOWING UNDERLYING MUTUAL FUNDS ARE NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000:


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)

     -    Value Portfolio (formerly, Growth & Income Portfolio)

NATIONWIDE SEPARATE ACCOUNT TRUST
     - Nationwide Strategic Value Fund (subadviser: Strong Capital Management, Inc.)

VICTORY VARIABLE INSURANCE FUNDS
     -    Investment Quality Bond Fund: Class A

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account-9 ("variable account") can be allocated to the fixed account or the Guaranteed Term Options (Guaranteed Term Options may not be available in every jurisdiction - refer to your contract for specific information).


-------------------------------------------------------------------------------
The Statement of Additional Information (dated May 1, 2001) which contains additional information about the contracts and the variable account, including the Condensed Financial Information for the various variable account charges applicable to the contracts, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. (The Condensed Financial Information for the minimum and maximum variable account charges is available in Appendix B of this prospectus.) The table of contents for the Statement of Additional Information is on page 56.
-------------------------------------------------------------------------------

For general information or to obtain FREE copies of the:

     -    Statement of Additional Information;
     - prospectus, annual report or semi-annual report for any underlying mutual fund;
     -    prospectus for the Guaranteed Term Options; or
     -    required Nationwide forms,

call:      1-800-848-6331
     TDD 1-800-238-3035

or write:
         NATIONWIDE LIFE INSURANCE COMPANY
         P.O. BOX 16609
         COLUMBUS, OHIO  43216-6609

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at:


                                   WWW.SEC.GOV

Information about this and other Best of America products can be found at:

                              WWW.BESTOFAMERICA.COM

THIS ANNUITY:


-        IS NOT A BANK DEPOSIT



-        IS NOT FDIC INSURED



-        IS NOT INSURED OR ENDORSED BY A BANK OR ANY FEDERAL GOVERNMENT AGENCY



-        IS NOT AVAILABLE IN EVERY STATE



-        MAY GO DOWN IN VALUE


Investors assume certain risks when investing in the contracts, including the possibility of losing money.

These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In the future, additional underlying mutual funds managed by certain financial institutions or brokerage firms may be added to the variable account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account contract value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA or Tax Sheltered Annuity.


QUALIFIED PLANS- Retirement plans that receive favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.


ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide Variable Account-9, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS.....................................

SUMMARY OF STANDARD CONTRACT EXPENSES.........................

ADDITIONAL CONTRACT OPTIONS...................................


SUMMARY OF ADDITIONAL CONTRACT
     OPTIONS..................................................


UNDERLYING MUTUAL FUND ANNUAL EXPENSES........................

EXAMPLE.......................................................

SYNOPSIS OF THE CONTRACTS.....................................

FINANCIAL STATEMENTS..........................................

CONDENSED FINANCIAL INFORMATION...............................

NATIONWIDE LIFE INSURANCE COMPANY.............................

NATIONWIDE INVESTMENT SERVICES
     CORPORATION..............................................

TYPES OF CONTRACTS............................................
     Non-Qualified Contracts
     Individual Retirement Annuities (IRAs)
     Roth IRAs
     Tax Sheltered Annuities
     Qualified Plans

INVESTING IN THE CONTRACT.....................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account

STANDARD CHARGES AND DEDUCTIONS...............................
     Mortality and Expense Risk Charge
     Contingent Deferred Sales Charge
     Premium Taxes

OPTIONAL CONTRACT BENEFITS, CHARGES
     AND DEDUCTIONS...........................................
     Death Benefit Option
     Guaranteed Minimum Income Benefit Options
     Spousal Protection Annuity Option

     Beneficiary Protector Option


CONTRACT OWNERSHIP............................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary

OPERATION OF THE CONTRACT.....................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests

RIGHT TO REVOKE...............................................

SURRENDER (REDEMPTION)........................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Tax Sheltered Annuity
     Surrenders Under a Texas Optional
         Retirement Program or a Louisiana Optional Retirement Plan

LOAN PRIVILEGE................................................
     Minimum & Maximum Loan Amounts

     Maximum Loan Processing Fee


     How Loan Requests are Processed

     Loan Interest

     Loan Repayment
     Distributions & Annuity Payments
     Transferring the Contract
     Grace Period & Loan Default

ASSIGNMENT....................................................

CONTRACT OWNER SERVICES.......................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals

ANNUITY COMMENCEMENT DATE.....................................

ANNUITIZING THE CONTRACT......................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit
         Options ("GMIB")
     Annuity Payment Options

DEATH BENEFITS................................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment

REQUIRED DISTRIBUTIONS........................................
     Required Distributions for Non-Qualified Contracts
     Required Distributions for Tax Sheltered Annuities
     Required Distributions for Individual Retirement Annuities
     Required Distributions for Roth IRAs

     New Minimum Required Distribution Rules


FEDERAL TAX CONSIDERATIONS....................................
     Federal Income Taxes
     Withholding
     Non-Resident Aliens
     Federal Estate, Gift, and Generation Skipping Transfer Taxes
     Charge for Tax
     Diversification
     Tax Changes

STATEMENTS AND REPORTS........................................

LEGAL PROCEEDINGS.............................................

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY...............

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS............

APPENDIX B: CONDENSED FINANCIAL INFORMATION...................

SUMMARY OF STANDARD CONTRACT EXPENSES

The expenses listed below are charged to all contracts unless:
     -    the contract owner meets an available exception under the contract; or
     - a contract owner has replaced a standard benefit with an available option for an additional charge.

CONTRACT OWNER TRANSACTION EXPENSES

Maximum Contingent Deferred Sales
Charge ("CDSC") (as a percentage
of purchase payments surrendered)................7%(1)

Range of CDSC over time:


----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS
   FROM DATE OF PURCHASE                 CDSC
          PAYMENT                     PERCENTAGE
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------


(1) Each contract year, the contract owner may withdraw without a CDSC the greater of:

     (a)  10% of all purchase payments made to the contract; or

     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

     This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year (see "Contingent Deferred Sales Charge").


     The Internal Revenue Code may impose restrictions on withdrawals for contracts issued as Tax Sheltered Annuities or other Qualified Plans.


VARIABLE ACCOUNT CHARGES(2)


(annualized rate of variable account charges as a percentage of the daily net assets)


Mortality and Expense Risk Charges............1.20%
   Total Variable Account Charges.............1.20%(3)

MAXIMUM LOAN PROCESSING FEE
(per loan transaction)..........................$25
Nationwide assess a $25 loan processing fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee ("see Loan Privilege").

(2) These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.

(3) Charges shown include the One-Year Step Up Death Benefit which is standard to every contract (see "Death Benefit Payment").

ADDITIONAL CONTRACT OPTIONS


For an additional charge, the following options are available to contract owners (upon approval by state insurance authorities). Some options assess an additional charge. These options must be elected at the time of application and will replace the corresponding standard contract benefit.



If the contract owner chooses one or more of the following optional benefits, a corresponding charge will be deducted. Charges for the optional benefits are IN ADDITION TO the standard variable account charges. Except as otherwise noted, optional benefit charges will only apply to allocations made to the underlying mutual funds and are charged as a percentage of the average variable account value.


DEATH BENEFIT OPTIONS


Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract, if their contract is issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications:



Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home
Waiver...................................................0.15%


    Total Variable Account Charges
    (including death benefit option only)................1.35%


Applicants may choose the following death benefit as a replacement for the One-Year Step Up Death Benefit that is standard to every contract if their contract is issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver listed above:



Optional 5% Enhanced Death Benefit.......................0.05%


    Total Variable Account Charges
    (including death benefit option only)................1.25%


GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

An applicant may elect one of two Guaranteed Minimum Income Benefit options (see "Guaranteed Minimum Income Benefit Options").

   Guaranteed Minimum Income Benefit
   Option 1..............................................0.45%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 1 only).......................1.65%

   Guaranteed Minimum Income Benefit
   Option 2..............................................0.30%
     Total Variable Account Charges
     (including Guaranteed Minimum
     Income Benefit Option 2 only).......................1.50%

SPOUSAL PROTECTION ANNUITY OPTION

An applicant for an Individual Retirement Annuity or a non-qualified contract may elect the Spousal Protection Annuity Option at no additional cost (see "Spousal Protection Annuity Option").

Spousal Protection Annuity Option........................0.00%
    Total Variable Account Charges
    (including Spousal Protection Annuity Option
    only)................................................1.20%


BENEFICIARY PROTECTOR OPTION



For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may elect the Beneficiary Protector Option (see "Beneficiary Protector Option").



   Beneficiary Protector Option..........................0.40%
     Total Variable Account Charges
     (including the Beneficiary Protector
     Option only)........................................1.60%



Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.

SUMMARY OF ADDITIONAL CONTRACT OPTIONS



If the contract owner elects all of the additional contract options that are available under the contract, the maximum variable account charges the contract owner would pay would be an annualized rate of 2.20% of the daily net assets of the variable account. The maximum charges consists of the following:



   Mortality and Expense Risk Charge
     (applicable to all contracts).......................1.20%
   Optional Greater of One year or 5% Enhanced Death
     Benefit with Long Term Care/Nursing
     Home Waiver.........................................0.15%
   Guaranteed Minimum Income
     Benefit Option 1....................................0.45%
   Spousal Protection Annuity Option.....................0.00%
   Beneficiary Protector Option..........................0.40%



TOTAL VARIABLE ACCOUNT CHARGES WHEN THE MAXIMUM OPTIONS
   ARE ELECTED ..........................................2.20%

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
         (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS)


---------------------------------------------------------------------------------------------------------------------------
                                                                  Management      Other         12b-1          Total
                                                                     Fees        Expenses        Fees       Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        0.70%         0.00%        0.00%          0.70%
VP Income & Growth
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        1.23%         0.00%        0.00%          1.23%
VP International
---------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American Century        1.00%         0.00%        0.00%          1.00%
VP Value
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture             1.14%         0.26%        0.00%          1.40%
Capital Portfolio (formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio) (formerly, Warburg Pincus Trust
- Post-Venture Capital Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity            1.00%         0.30%        0.00%          1.30%
Portfolio (formerly, Warburg Pincus Trust - International
Equity Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio (formerly,      0.48%         0.52%        0.00%          1.00%
Warburg Pincus Trust - Value Portfolio) (formerly, Warburg
Pincus Trust - Growth & Income Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio -          1.00%         0.25%        0.00%          1.25%
Initial Shares
---------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial         0.75%         0.03%        0.00%          0.78%
Shares
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares                      0.25%         0.01%        0.00%          0.26%
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation Portfolio -          0.75%         0.03%        0.00%          0.78%
Initial Shares (formerly, Dreyfus Variable Investment Fund -
Capital Appreciation Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.28%         0.42%        0.00%          0.70%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class(1)              0.48%         0.08%        0.10%          0.66%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class(1)                     0.57%         0.09%        0.10%          0.76%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class                   0.58%         0.10%        0.10%          0.78%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class(1)                   0.72%         0.17%        0.10%          0.99%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class(1)           0.57%         0.09%        0.10%          0.76%
---------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:  Service Class(1)   0.58%         0.11%        0.10%          0.79%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio: Service         0.65%         0.02%        0.25%          0.92%
Shares
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio: Service Shares     0.65%         0.04%        0.25%          0.94%
---------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio: Service         0.65%         0.06%        0.25%          0.96%
Shares
---------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                       0.60%         0.20%        0.00%          0.80%
---------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid       0.50%         0.15%        0.00%          0.65%
Cap Index Fund) (formerly, Nationwide Select Advisers Mid Cap
Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide         0.80%         0.15%        0.00%          0.95%
Equity Income Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly, Nationwide      0.80%         0.15%        0.00%          0.95%
High Income Bond Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                             1.15%         0.60%        0.00%          1.75%
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund         0.98%         0.37%        0.00%          1.35%
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                         1.00%         0.60%        0.00%          1.60%
---------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                            0.50%         0.16%        0.00%          0.66%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees       Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide            0.75%          0.15%        0.00%         0.90%
Balanced Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide           0.75%          0.15%        0.00%         0.90%
Multi Sector Bond Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                               0.39%          0.16%        0.00%         0.55%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%          0.20%        0.00%         1.20%
Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%          0.20%        0.00%         1.30%
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                 0.90%          0.15%        0.00%         1.05%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                                   0.93%          0.28%        0.00%         1.21%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                 0.90%          0.10%        0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide           0.90%          0.10%        0.00%         1.00%
Strategic Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                               0.58%          0.20%        0.00%         0.78%
---------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                   0.90%          0.45%        0.00%         1.35%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                              0.85%          0.15%        0.00%         1.00%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                        0.84%          0.14%        0.00%         0.98%
---------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                              0.82%          0.10%        0.00%         0.92%
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Aggressive          0.62%          0.02%        0.00%         0.64%
Growth Fund/VA (formerly, Oppenheimer Variable Account Funds -
Oppenheimer Capital Appreciation Fund)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital             0.64%          0.03%        0.00%         0.67%
Appreciation Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global              0.64%          0.04%        0.00%         0.68%
Securities Fund/VA
---------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main Street         0.70%          0.03%        0.00%         0.73%
Growth & Income Fund/VA (formerly, Oppenheimer Variable Account
Funds - Oppenheimer Growth & Income Fund)
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                     1.00%          0.11%        0.00%         1.11%
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets Debt      0.59%          0.81%        0.00%         1.40%
Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.00%          1.05%        0.00%         1.05%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           0.74%          0.36%        0.00%         1.10%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.26%        0.00%         1.26%
Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%          0.14%        0.00%         1.14%
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock Fund:           0.00%          0.79%        0.00%         0.79%
Class A
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Investment Quality Bond           0.00%          0.79%        0.00%         0.79%
Fund: Class A
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company Opportunity
Fund: Class A                                                        0.00%          0.79%        0.00%         0.79%
---------------------------------------------------------------------------------------------------------------------------


(1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the Fund paid was used to reduce the Fund's expenses, and/or because through arrangements with the Fund's custodian, credits realized as a result of the uninvested cash balances were used to reduce a portion of the Fund's custodian expenses. See the underlying mutual fund prospectus for details.

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees       Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture             1.25%          0.28%        0.00%          1.53%
Capital Portfolio (formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International Equity            1.00%          0.32%        0.00%          1.32%
Portfolio (formerly, Warburg Pincus Trust - International
Equity Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio                 0.75%          0.54%        0.00%          1.29%
(formerly, Warburg Pincus Trust - Value Portfolio) (formerly,
Warburg Pincus Trust - Growth & Income Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity Portfolio -          1.00%          0.60%        0.00%          1.60%
Initial Shares
---------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond Fund II          0.60%          0.67%        0.25%          1.52%
---------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                       0.60%          0.23%        0.00%          0.83%
---------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly, Nationwide Mid       0.50%          0.40%        0.00%          0.90%
Cap Index Fund) (formerly, Nationwide Select Advisers Mid Cap
Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly, Nationwide         0.80%          0.31%        0.00%          1.11%
Equity Income Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly,                 0.80%          0.32%        0.00%          1.12%
Nationwide High Income Bond Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                             1.15%          2.94%        0.00%          4.09%
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications Fund         0.98%          1.59%        0.00%          2.57%
---------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                         1.00%          1.88%        0.00%          2.88%
---------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                            0.50%          0.23%        0.00%          0.73%
---------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly, Nationwide            0.75%          0.32%        0.00%          1.07%
Balanced Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly, Nationwide           0.75%          0.34%        0.00%          1.09%
Multi Sector Bond Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                               0.39%          0.22%        0.00%          0.61%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT Nationwide            1.00%          0.42%        0.00%          1.42%
Global Equity Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT                1.10%          0.50%        0.00%          1.60%
Nationwide Select Advisers Small Cap Growth Fund)
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                                 0.90%          0.30%        0.00%          1.20%
---------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                                 0.90%          0.36%        0.00%          1.26%
---------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly, Nationwide           0.90%          0.27%        0.00%          1.17%
Strategic Growth Fund)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                                  Management       Other        12b-1          Total
                                                                     Fees        Expenses        Fees       Underlying
                                                                                                            Mutual Fund
                                                                                                              Expenses
---------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                               0.58%          0.23%        0.00%          0.81%
---------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                                   0.90%          4.13%        0.00%          5.03%
---------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                     1.00%          0.18%        0.00%          1.18%
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging Markets           0.80%          0.81%        0.00%          1.61%
Debt Portfolio (formerly, Morgan Stanley Dean Witter Universal
Funds, Inc. - Emerging Markets Debt Portfolio)
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth             0.75%          1.54%        0.00%          2.29%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real Estate           0.80%          0.36%        0.00%          1.16%
Portfolio
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets       1.00%          0.33%        0.00%          1.33%
Fund
---------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund       1.00%          0.16%        0.00%          1.16%
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock Fund:           0.30%          2.46%        0.00%          2.76%
Class A
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Investment Quality Bond           0.20%          5.18%        0.00%          5.38%
Fund: Class A
---------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company Opportunity         0.30%          4.75%        0.00%          5.05%
Fund: Class A
---------------------------------------------------------------------------------------------------------------------------

EXAMPLE


The following chart shows the amount of expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in underlying mutual fund expenses. The underlying mutual fund expense information is for the period ended December 31, 2000 and reflects any reimbursements and/or waivers in effect at that time. If the underlying mutual fund expenses did not reflect the reimbursements and/or waivers, the expenses contained in the table below would be higher.


These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The example reflects expenses of both the variable account and the underlying mutual funds. The example reflects the 7 year CDSC schedule and assumed variable account charges of 2.20%, which is the maximum variable account charge for the maximum number of optional benefits.



For those contracts that do not elect the maximum number of optional benefits, the expenses would be reduced. Deductions for premium taxes are not reflected but may apply.




---------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract  If you do not surrender your  If you annuitize your contract
                              at the end of the applicable    contract at the end of the    at the end of the applicable
                                      time period              applicable time period              time period
---------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.  10 Yrs.
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        93     147    194     333      30    93     158     333      *     93      158     333
Portfolios, Inc. - American
Century VP Income & Growth
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        99     164    221     384      36    110    185     384      *     110     185     384
Portfolios, Inc. - American
Century VP International
---------------------------------------------------------------------------------------------------------------------------
American Century Variable        97     156    210     362      34    102    174     362      *     102     174     362
Portfolios, Inc. - American
Century VP Value
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus     101    169    230     399      38    115    194     399      *     115     194     399
Trust - Global Post-Venture
Capital Portfolio (formerly,
Warburg Pincus Trust - Global
Post-Venture Capital
Portfolio) (formerly, Warburg
Pincus Trust - Post-Venture
Capital Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus     100    166    225     390      37    112    189     390      *     112     189     390
Trust - International Equity
Portfolio (formerly, Warburg
Pincus Trust - International
Equity Portfolio)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus      97    156    210     362      34    102    174     362      *     102     174     362
Trust - Value Portfolio
(formerly, Warburg Pincus
Trust - Value Portfolio)
(formerly, Warburg Pincus
Trust - Growth & Income
Portfolio)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                             If you surrender your contract   If you do not surrender your  If you annuitize your contract
                              at the end of the applicable     contract at the end of the    at the end of the applicable
                                      time period               applicable time period              time period
----------------------------------------------------------------------------------------------------------------------------
                                 1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios     99     164     222     386     36    110     186     386     *      110    186      386
- European Equity Portfolio -
Initial Shares
-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially              94     150     198     341     31     96     162     341     *      96     162      341
Responsible Growth Fund, Inc.
- Initial Shares
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.    89     133     172     288     26     79     136     288     *      79     136      288
- Initial Shares
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment       94     150     198     341     31     96     162     341     *      96     162      341
Fund - Appreciation Portfolio
- Initial Shares (formerly,
Dreyfus Variable Investment
Fund - Capital Appreciation
Portfolio)
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -      93     147     194     333     30     93     158     333     *      93     158      333
Federated Quality Bond Fund II
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income        93     146     192     329     30     92     156     329     *      92     156      329
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:    94     149     197     339     31     95     161     339     *      95     161      339
Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income          94     150     198     341     31     96     162     341     *      96     162      341
Portfolio: Service Class
-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas             96     156     209     361     33    102     173     361     *      102    173      361
Portfolio:  Service Class
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R)     94     149     197     339      31    95     161     339      *     95      161     339
Portfolio: Service Class
----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth           94     150     199     342      31    96     163     342      *     96      163     342
Opportunities Portfolio:
Service Class
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital      96     154     206     354      33    100    170     354      *     100     170     354
Appreciation Portfolio:
Service Shares
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global       96     155     207     356      33    101    171     356      *     101     171     356
Technology Portfolio: Service
Shares
----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -              96     155     208     358      33    101    172     358      *     101     172     358
International Growth
Portfolio: Service Shares
----------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund    95     150     199     343      32    96     163     343      *     96      163     343
----------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap         93     146     192     328      30    92     156     328      *     92      156     328
Index Fund (formerly,
Nationwide Mid Cap Index Fund)
(formerly, Nationwide Select
Advisers Mid Cap Fund)
----------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity        96     155     207     357      33    101    171     357      *     101     171     357
Income Fund (formerly,
Nationwide Equity Income Fund)
----------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------

                               If you surrender your contract If you do not surrender your   If you annuitize your contract
                                at the end of the applicable   contract at the end of the     at the end of the applicable
                                        time period              applicable time period               time period
--------------------------------------------------------------------------------------------------------------------------
                               1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs  5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs. 10 Yrs.
--------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High         96    155     207     357     33    101     171     357      *     101    171     357
Income Bond Fund (formerly,
Nationwide High Income Bond
Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging     104    179     247     431     41    125     211     431      *     125    211     431
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global       100    167     227     395     37    113     191     395      *     113    191     395
Technology and Communications
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT              103    175     240     418     40    121     204     418      *     121    204     418
International Growth Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund        93    146     192     329     30     92     156     329      *     92     156     329
--------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT            96    153     205     352     33     99     169     352      *     99     169     352
Balanced Fund (formerly,
Nationwide Balanced Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector       96    153     205     352     33     99     169     352      *     99     169     352
Bond Fund (formerly,
Nationwide Multi Sector Bond
Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund           92    142     187     318     29     88     151     318      *     88     151     318
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50        99    163     220     381     36    109     184     381      *     109    184     381
Fund (formerly, NSAT
Nationwide Global Equity Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap       100    166     225     390     37    112     189     390      *     112    189     390
Growth Fund (formerly, NSAT
Nationwide Select Advisers
Small Cap Growth Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap        97    158     212     367     34    104     176     367      *     104    176     367
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company    99    163     220     382     36    109     184     382      *     109    184     382
Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic        97    156     210     362     34    102     174     362      *     102    174     362
Value Fund
--------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap         97    156     210     362     34    102     174     362      *     102    174     362
Growth Fund (formerly,
Nationwide Strategic Growth
Fund)
--------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund           94    150     198     341     31     96     162     341      *     96     162     341
--------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus   100    167     227     395     37    113     191     395      *     113    191     395
Fund
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian    97    156     210     362     34    102     174     362      *     102    174     362
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap     96    156     209     360     33    102     173     360      *     102    173     360
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners    96    154     206     354     33    100     170     354      *     100    170     354
Portfolio
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                 If you do not surrender
                                If you surrender your contract  your contract at the end   If you annuitize your contract
                                 at the end of the applicable    of the applicable time     at the end of the applicable
                                         time period                     period                     time period
--------------------------------------------------------------------------------------------------------------------------
                                1    3 Yrs.   5 Yrs.   10 Yrs.   1  3 Yrs  5 Yrs.  10 Yrs. 1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.
                               Yr.                              Yr.
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     93    145     191      327     30    91     155     327     *      91     155     327
Funds - Oppenheimer Aggressive
Growth Fund/VA (formerly,
Oppenheimer Variable Account
Funds - Oppenheimer Capital
Appreciation Fund)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     93    146     193      330     30    92     157     330     *      92     157     330
Funds - Oppenheimer Capital
Appreciation Fund/VA
(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth Fund)
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     93    147     193      331     30    93     157     331     *      93     157     331
Funds - Oppenheimer Global
Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account     94    148     196      336     31    94     160     336     *      94     160     336
Funds - Oppenheimer Main
Street Growth & Income
Fund/VA(formerly, Oppenheimer
Variable Account Funds -
Oppenheimer Growth & Income
Fund)
--------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,      98    160     215      372     35   106     179     372     *      106    179     372
Inc.
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      101   169     230      399     38   115     194     39      *      115    194     399
Funds, Inc. - Emerging Markets
Debt Portfolio (formerly,
Morgan Stanley Dean Witter
Universal Funds, Inc. -
Emerging Markets Debt
Portfolio)
-------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      97    158     212      367     34   104     176     367     *      104    176     361
Funds, Inc. - Mid Cap Growth
Portfolio
--------------------------------------------------------------------------------------------------------------------------
The Universal Institutional      98    160     215      371     35   106     179     371     *      106    179     371
Funds, Inc. - U.S. Real Estate
Portfolio
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      99    164     223      386     36   110     187     386     *      110    187     386
Trust - Worldwide Emerging
Markets Fund
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance      98    161     217      375     35   107     181     375     *      107    181     375
Trust - Worldwide Hard Assets
Fund
--------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       94    150     199      342     31    96     163     342     *      96     163     342
Funds - Diversified Stock
Fund: Class A
--------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       94    150     199      342     31    96     163     342     *      96     163     342
Funds - Investment Quality
Bond Fund: Class A
--------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance       94    150     199      342     31    96     163     342      *     96      163     342
Funds - Small Company
Opportunity Fund: Class A
--------------------------------------------------------------------------------------------------------------------------



 *Annuitization is not permitted during the first two contract years.

SYNOPSIS OF THE CONTRACTS


The contracts described in this prospectus are modified single purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "contract owner" will mean "participant."


The contracts can be categorized as follows:
     -    Investment-only;
     -    Non-Qualified;
     - Individual Retirement Annuities ("IRAs"), with contributions rolled-over or transferred from certain tax-qualified plans;
     -    Roth IRAs;
     - Tax Sheltered Annuities, with contributions rolled-over or transferred from other Tax Sheltered Annuities; and
     -    Charitable Remainder Trusts.

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" later in this prospectus.

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

---------------------- ----------------- ----------------
                                             MINIMUM
      CONTRACT         MINIMUM INITIAL     SUBSEQUENT
        TYPE           PURCHASE PAYMENT     PAYMENTS
---------------------- ----------------- ----------------
Investment-only            $10,000           $1,000
---------------------- ----------------- ----------------
Non-Qualified              $10,000           $1,000
---------------------- ----------------- ----------------
IRA                        $10,000           $1,000
---------------------- ----------------- ----------------
Roth IRA                   $10,000           $1,000
---------------------- ----------------- ----------------
Tax Sheltered Annuity      $10,000           $1,000
---------------------- ----------------- ----------------
Charitable Remainder
Trust                      $10,000           $1,000
---------------------- ----------------- ----------------

Subsequent purchase payments are not permitted in Oregon, and may not be permitted in other states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.20% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, as well as for administrative expenses.


Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments surrendered.



An optional death benefit is available under the contract and must be elected at the time of application. For contracts issued on or after the later of January 2, 2001 or the date on which state insurance authorities approve applicable contract modifications, Nationwide will deduct an additional charge at an annualized rate of 0.15% of the daily net assets of the variable account if the Optional Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver is elected. For contracts issued prior to January 2, 2001 or on a date prior to which state insurance authorities approve the contract option listed above, Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the Optional 5% Enhanced Death Benefit is elected (see "Death Benefit Payment").



Two Guaranteed Minimum Income Benefit options are available at the time of application. If the contract owner elects one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").



A Beneficiary Protector Option is available for contracts with ANNUITANTS who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge (see "Beneficiary Protector Option").


Upon annuitization of the contract, any amounts assessed for any rider options elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS


Annuity payments begin on the annuitization date. Annuity payments will be based on the annuity payment option chosen prior to annuitization (see "Annuity Payment Options").


TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by a state or other governmental entity (see "Federal Tax Considerations" and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS

Financial statements for the variable account and Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 3 of this prospectus.

CONDENSED FINANCIAL INFORMATION


The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding the minimum and maximum class of accumulation unit values. All classes of accumulation unit values may be obtained FREE OF CHARGE by contacting Nationwide's home office at the telephone number listed on page 2 of this prospectus.


NATIONWIDE LIFE INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in March 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

NATIONWIDE INVESTMENT SERVICES CORPORATION

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215. (For contracts issued in the State of Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.) NISC is a wholly owned subsidiary of Nationwide.

TYPES OF CONTRACTS


The contracts described in this prospectus are classified according to the tax treatment to which they are subject to under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.


NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, a Roth IRA or a Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

INDIVIDUAL RETIREMENT ANNUITIES (IRAS)

Individual Retirement Annuities are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from qualified plans, tax-sheltered annuities and other IRAs can be received);

- certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.


IRAs may receive rollover contributions from Individual Retirement Accounts, other Individual Retirement Annuities, Tax Sheltered Annuities, and qualified retirement plans, including 401(k) plans.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the following requirements:

-    the contract is not transferable by the owner;

-    the premiums are not fixed;

- the annual premium cannot exceed $2,000 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

-    the entire interest of the owner in the contract is nonforfeitable; and

- after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA. For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

TAX SHELTERED ANNUITIES

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

QUALIFIED PLANS

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide Variable Account-9 is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on May 22, 1997, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund.

Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. There are two sub-accounts for each underlying mutual fund. One sub-account contains shares attributable to accumulation units under Non-Qualified Contracts. The other sub-account contains shares attributable to accumulation units under Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities.


Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

     (1) shares of a current underlying mutual fund are no longer available for investment; or

     (2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options under the contract. A Guaranteed Term Option prospectus should be read in conjunction with this prospectus. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000. Allocations to the Guaranteed Term Options are not subject to variable account charges.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.


For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken for any reason before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on current interest rate fluctuations. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. When actual interest rates are higher than the guaranteed rate, a market value adjustment would reduce the value of the amount distributed. When actual interest rates are lower than the guaranteed rate, the value of the amount distributed would increase.


For contract owners that elect the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.


Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with asset rebalancing, dollar cost averaging, or systematic withdrawals.

Guaranteed Term Options may not be available in every state.

THE FIXED ACCOUNT


The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts. The general account is used to support Nationwide's annuity and insurance obligations and may contain compensation for mortality and expense risks. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account. However, information relating to the fixed account is subject to federal securities laws relating to the accuracy and completeness of prospectus disclosure.


Purchase payments will be allocated to the fixed account by election of the contract owner.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

- New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

- Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

- Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

- Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a dollar cost averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than 3.0% per year.

Any interest in excess of 3.0% will be credited to fixed account allocations at Nationwide's sole discretion.

The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum guarantee of 3.0% for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.


Charges Assessed for Certain Contract Options



All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the Fixed Account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the optional benefit will result in investment returns lower than the interest rate credited, as specified below.



For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.



Although there is a fee assessed to the assets in the fixed account for contract options listed above, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than 3.0% for any given year.


STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.20% of the daily net assets of the variable account.

The Mortality Risk Charge compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The Mortality Risk Charge also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the optional death benefit, for which there is a separate charge.

The Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC, as described below. The CDSC will not exceed 7% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC, however, earnings may not be distributed prior to the distribution of all purchase payments. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.

The CDSC applies as follows:


----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS
   FROM DATE OF PURCHASE                 CDSC
          PAYMENT                     PERCENTAGE
----------------------------- ---------------------------
             0                            7%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------




The CDSC is used to cover sales expenses, including commissions (maximum of 6.75% of purchase payments), production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.


All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greater of:
     (a)  10% of all purchase payments; or
     (b) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:
     (1) upon the annuitization of contracts which have been in force for at least two years;
     (2)  upon payment of a death benefit; or
     (3) from any values which have been held under a contract for at least 7 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account or the variable account.


A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:


     (a) is the amount which would otherwise be available for withdrawal without a CDSC; and
     (b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

Nationwide currently deducts premium taxes from the contract either at:
(1)  the time the contract is surrendered;
(2)  annuitization; or
(3)  such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.



OPTIONAL DEATH BENEFITS



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THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.
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If the contract owner elects the Optional Greater of One-Year or 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account.



Optional Greater of One-Year or 5% Enhanced Death Benefit


If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

(1)  the contract value;
(2) the total of all purchase payments, less an adjustment for amounts surrendered;
(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or
(4)  the 5% interest anniversary value.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

The 5% interest anniversary value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date of the partial surrender.

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THE FOLLOWING DEATH BENEFIT IS AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT.
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If the contract owner elects the Optional 5% Enhanced Death Benefit, Nationwide will deduct an additional charge equal to an annual rate of 0.05% of the daily net assets of the variable account.


Optional 5% Enhanced Death Benefit


If the annuitant dies before the annuitization date, the death benefit will be the greater of:

(1)  the contract value; or

(2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

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IN ADDITION, ALL DEATH BENEFIT OPTIONS HAVE A LONG TERM CARE FACILITY AND TERMINAL ILLNESS BENEFIT AVAILABLE AT NO ADDITIONAL CHARGE PROVIDED THE CONDITIONS DESCRIBED BELOW ARE SATISFIED.
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No CDSC will be charged if:

(1)  the third contract anniversary has passed; and

(2) the contract owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or

(3) the contract owner has been diagnosed by a physician to have a terminal illness; and

(4) Nationwide receives and records such a letter from that physician indicating such diagnosis.

Written notice and proof of terminal illness or confinement for 90 days in a hospital or long term care facility must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.

For those contracts that have a non-natural person as contract owner as an agent for a natural person, the annuitant may exercise the right of the contract owner for purposes described in this provision. If the non-natural contract owner does not own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may not exercise the rights described in this provision.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS


The contract owner can purchase one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.


SPOUSAL PROTECTION ANNUITY OPTION

AN APPLICANT FOR AN INDIVIDUAL RETIREMENT ANNUITY OR A NON-QUALIFIED CONTRACT MAY ELECT THE SPOUSAL PROTECTION OPTION AT NO ADDITIONAL COST. IF THE SPOUSAL PROTECTION ANNUITY OPTION IS ELECTED THE CONTRACT MUST MEET THE FOLLOWING
REQUIREMENTS:


(1) one or both of the spouses must be named as the contract owner. For contracts issued as Individual Retirement Annuities, only the person for whom the Individual Retirement Annuity is established may be named as the sole contract owner;

(2) both spouses must be named as co-annuitants and both must be age 85 or younger at the time the contract is issued;

(3) no other person may be named as contract owner, joint owner, contingent owner, annuitant, co-annuitant or primary beneficiary; and

(4) if both spouses are alive upon annuitization, the contract owner(s) must specify which spouse is the annuitant upon whose continuation of life any annuity payments involving life contingencies depend. For contracts issued as Individual Retirement Annuities, the person to receive annuity payments at the time of annuitization must be the contract owner.

Election of the Spousal Protection Annuity Option permits the following:

If one annuitant dies prior to annuitization of the contract, the surviving spouse may continue the contract as the sole contract owner. If the surviving spouse chooses to continue the contract, he or she may name a new beneficiary but may not name another co-annuitant.

If the death benefit is higher than the contract value at the time of the death of any annuitant, the contract value will be adjusted to equal the death benefit amount.


BENEFICIARY PROTECTOR OPTION



For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spouses designated as annuitant and co-annuitant, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit unless the co-annuitant is also the beneficiary.



Allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the Guaranteed Term Options or in the fixed account will be lowered by 0.40% due to the assessment of this charge.



The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:



(a)  terminate the contract; or



(b) continue the contract in accordance with the "Required Distributions" section.



Once the credit is applied to the contract, the 0.40% charge for the credit will no longer be assessed.



The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.



HOW CREDITS TO THE CONTRACT ARE CALCULATED



If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:



40% x Adjusted Earnings



Adjusted Earnings = (a) - (b) - (c); where:



     a = the contract value on the date the death benefit is calculated and prior to any death benefit calculation;



     b = purchase payments, proportionately adjusted for withdrawals; and



     c = any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.



The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).



If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:



40% x Adjusted Earnings from the Date the Option is Elected



Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:



     a = contract value on the date the death benefit is calculated and prior to any death benefit calculation;



     b = the contract value on the date the option is elected, proportionately adjusted for withdrawals;



     c = purchase payments made after the option is elected, proportionately adjusted for withdrawals;



     d = any adjustment for a death benefit previously credited to the contract after the rider is elected, proportionately adjusted for withdrawals.



The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).



If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:



(a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

(b)  the benefit will terminate and will no longer be in effect; and



(c)  the charge for the benefit will be eliminated, reducing charges by 0.40%.



HOW AMOUNTS ARE CREDITED



Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.


CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date the request was signed. However, the change will not affect any payments made or actions taken by Nationwide before the change was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

     -    on a Nationwide form;

     -    signed by the contract owner; and

     -    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

     -    joint owners can only be named for Non-Qualified Contracts;

     - joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

     - the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

     - an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

     - Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance (age 82 or younger if electing a Guaranteed Minimum Income Benefit), unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY


The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ---------------- -----------------
                              MINIMUM
                              INITIAL          MINIMUM
        CONTRACT             PURCHASE         SUBSEQUENT
          TYPE                PAYMENT          PAYMENTS
------------------------- ---------------- -----------------
Investment-only              $10,000            $1,000
------------------------- ---------------- -----------------
Non-Qualified                $10,000            $1,000
------------------------- ---------------- -----------------
IRA                          $10,000            $1,000
------------------------- ---------------- -----------------
Roth IRA                     $10,000            $1,000
------------------------- ---------------- -----------------
Tax Sheltered Annuity        $10,000            $1,000
------------------------- ---------------- -----------------
Charitable Remainder         $10,000            $1,000
Trust
------------------------- ---------------- -----------------


Subsequent purchase payments may not be permitted in states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options under the contract. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase. The application and all necessary information must be complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:


- New Year's Day
- Martin Luther King, Jr. Day
- Presidents' Day
- Good Friday
- Memorial Day
- Independence Day
- Labor Day
- Thanksgiving
- Christmas

Nationwide also will not price purchase payments if:

     (1)  trading on the New York Stock Exchange is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to sub-accounts, the fixed account, and/or Guaranteed Term Options as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Contract owners can change allocations or make exchanges among the sub-accounts, fixed account or Guaranteed Term Options. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

     (1) the value of amounts allocated to the sub-accounts of the variable account;

     (2)  amounts allocated to the fixed account; and

     (3)  amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each of the sub-accounts, and amounts from the fixed account and Guaranteed Term Options based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:


(a)  is the sum of:


     (1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and


     (2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);


(b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period;


(c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.20% to 2.20% of the daily net assets of the variable account, depending on which contract features the contract owner chose.


Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Nationwide determines the value of the fixed account by:

(1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn;

(2)  adding any interest earned on the amounts allocated; and


(3)  subtracting charges deducted in accordance with the contract.


Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

(1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment);

(2) adding any interest earned on the amounts allocated to any Guaranteed Term Option; and

(3)  subtracting charges deducted in accordance with the contract.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account or a Guaranteed Term Option

Fixed account allocations may be transferred to the variable account or a Guaranteed Term Option only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account or a Guaranteed Term Option; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use dollar cost averaging may transfer from the fixed account to the variable account (but not to Guaranteed Term Options) under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Variable account allocations may be transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, under no circumstances will the transfer limit be less than 10% of the current value of the variable account, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit. However, where permitted by state law, Nationwide reserves the right to refuse transfers or purchase payments to the fixed account (whether from the variable account or a Guaranteed Term Option) when the fixed account value is equal to or greater then of the contract value at the time the purchase payment is made or the transfer is requested.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Allocations may be transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date.

TRANSFER REQUESTS


Nationwide will accept transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may withdraw the telephone and/or internet exchange privilege upon 30 days written notice to contract owners.


Amounts transferred to the variable account will receive the accumulation unit value next determined after the transfer request is received.

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account or to the Guaranteed Term Options. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

Market Timing Firms

Some contract owners may use market timing firms or other third parties to make transfers on their behalf. Generally, in order to take advantage of perceived market trends, market timing firms will submit transfer or exchange requests on behalf of multiple contract owners at the same time. Sometimes this can result in unusually large transfers of funds. These large transfers might interfere with the ability of Nationwide or the underlying mutual fund to process transactions. This can potentially disadvantage contract owners not using market timing firms. To avoid this, Nationwide may modify transfer and exchange rights of contract owners who use market timing firms (or other third parties) to transfer or exchange funds on their behalf.

The exchange and transfer rights of individual contract owners will not be modified in any way when instructions are submitted directly by the contract owner, or by the contract owner's representative (as authorized by the execution of a valid Nationwide Limited Power of Attorney Form).

To protect contract owners, Nationwide may refuse exchange and transfer requests:

- submitted by any agent acting under a power of attorney on behalf of more than one contract owner; or

- submitted on behalf of individual contract owners who have executed pre-authorized exchange forms which are submitted by market timing firms (or other third parties) on behalf of more than one contract owner at the same time.

Nationwide will not restrict exchange rights unless Nationwide believes it to be necessary for the protection of all contract owners.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.


Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

     (a)  the amount requested; or

     (b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.



FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:


-    variable account charges;


-    underlying mutual fund charges;


-    the investment performance of the underlying mutual funds;


-    amounts allocated to the fixed account and interest credited; and


- any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.



 A CDSC may apply.


SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

(A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     (1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     (2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

(B)  The surrender limitations described in Section A also apply to:

     (1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     (2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     (3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31,

     1988 in such Custodial Accounts may be withdrawn in the case of hardship).

(C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

     -    the participant dies;

     -    the participant retires;

     -    the participant terminates employment due to total disability; or

     - the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

LOAN PRIVILEGE


The loan privilege is ONLY available to owners of Tax Sheltered Annuities. Contract owners of Tax Sheltered Annuities can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.


MINIMUM  & MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:


                 CONTRACT     MAXIMUM OUTSTANDING LOAN
                 VALUES       BALANCE ALLOWED
-------------------------------------------------------
NON-ERISA PLANS  up to        up to 80% of contract
                 $20,000      value (not more than
                              $10,000)
-------------------------------------------------------
                 $20,000      up to 50% of contract
                 and over     value (not more than
                              $50,000*)
-------------------------------------------------------

-------------------------------------------------------
ERISA PLANS      All          up to 50% of contract
                              value (not more than
                              $50,000*)
-------------------------------------------------------

*The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.


MAXIMUM LOAN PROCESSING FEE


Nationwide charges a $25 loan processing fee at the time each new loan is processed. This fee compensates Nationwide for expenses related to administering and processing loans.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST


The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below 3.0%.


Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the NSAT Money Market Fund unless the contract owner directs otherwise.

DISTRIBUTIONS & ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

     -    the contract is surrendered;

     -    the contract owner/annuitant dies;

     - the contract owner who is not the annuitant dies prior to annuitization; or

     -    annuity payments begin.

TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD & LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING

Asset rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Requests for asset rebalancing must be on a Nationwide form.

Asset rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, asset rebalancing will occur on the next business day.

Asset rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of asset rebalancing.

Nationwide reserves the right to stop establishing new asset rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

DOLLAR COST AVERAGING

Dollar cost averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.


Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Federated Insurance Series - Federated Quality Bond Fund II, Fidelity VIP High Income Portfolio, NSAT Federated NSAT High Income Bond Fund (formerly, NSAT Nationwide High Income Bond Fund), NSAT Government Bond Fund, and NSAT Money Market Fund to any other underlying mutual fund. Dollar cost averaging transfers may not be directed to Guaranteed Term Options.


Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new dollar cost averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A dollar cost averaging program which transfers amounts from the fixed account to the variable account is not the same as an enhanced rate dollar cost averaging program. Contract owners that wish to utilize dollar cost averaging from the fixed account should first inquire whether any enhanced rate dollar cost averaging programs are available.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer enhanced rate dollar cost averaging programs. Contract owners may participate in this program if their contract value is $10,000 or more. Dollar cost averaging transfers for this program may only be made from the fixed account. Such enhanced rate dollar cost averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the NSAT Money Market Fund.


Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.


SYSTEMATIC WITHDRAWALS

Systematic withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for systematic withdrawals and requests to discontinue systematic withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

If the contract owner takes systematic withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

     (1) 10% of all purchase payments made to the contract as of the withdrawal date;

     (2) an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code; or

     (3) a percentage of the contract value based on the contract owner's age, as shown in the table that follows:


        CONTRACT OWNER'S            PERCENTAGE OF
              AGE                   CONTRACT VALUE
  ----------------------------------------------------
        Under age 59 1/2                  5%
  ----------------------------------------------------
   Age 59 1/2 through age 61              7%
  ----------------------------------------------------
     Age 62 through age 64                8%
  ----------------------------------------------------
     Age 65 through age 74               10%
  ----------------------------------------------------
        Age 75 and over                  13%
  ----------------------------------------------------

Contract value and contract owner's age are determined as of the date the request for the withdrawal program is recorded by Nationwide's home office. For joint owners, the older joint owner's age will be used.

If total amounts withdrawn in any contract year exceed the CDSC-free amount described above, those amounts will only be eligible for the 10% of purchase payment CDSC-free withdrawal privilege described in the "Contingent Deferred Sales Charge" section. The total amount of CDSC for that contract year will be determined in accordance with that provision.

The CDSC-free withdrawal privilege for systematic withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new systematic withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE


The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:



     -    the age (or date) specified in your contract; or



     -    the age (or date) specified by state law, where applicable.



If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.



The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Minimum Distributions").


ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

     (1)  an annuity payment option; and

     (2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.


The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

--------------------------------------------------------------------------------
   A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A GUARANTEED MINIMUM INCOME BENEFIT OPTION.
--------------------------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:


     (1)  deducting applicable premium taxes from the total contract value; then

     (2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.


Value of an Annuity Unit



Annuity unit values for sub-accounts are determined by:



     (1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then



     (2) multiplying the result from (1) by the assumed investment rate of 3.5% adjusted for the number of days in the valuation period.



Assumed Investment Rate


An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.


Exchanges among Underlying Mutual Funds


Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.


FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

     - the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

     - an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under GMIB Option 1

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

     (a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

     (b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for GMIB Option 1

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

     (1)  the application of additional purchase payments;

     (2)  surrenders; or

     (3)  transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under GMIB Option 2

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary. If the contract owner elects to annuitize the contract using this GMIB option prior to the first contract anniversary, the Guaranteed Annuitization Value will be equal to the amount of purchase payments paid, less an adjustment for amounts surrendered.


GMIB Illustrations for GMIB Option 1


The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date, using a GMIB Option 1.

The illustrations assume the following:

     - An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

     - There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

     -    The contract is issued to a MALE at age 55, 65 or 70;

     - A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.

                             7 Years in Accumulation
                      $140,710.04 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
---------------------------------------------------------
     55             62             $4.72        $664.15
---------------------------------------------------------
     65             72             $5.96        $838.63
---------------------------------------------------------
     70             77             $6.79        $955.42
---------------------------------------------------------

                            10 Years in Accumulation
                      $162,889.46 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
----------------------------------------------------------
     55             65             $5.03        $819.33
----------------------------------------------------------
     65             75             $6.44       $1,049.01
----------------------------------------------------------
     70             80             $7.32       $1,192.35
----------------------------------------------------------

                            15 Years in Accumulation
                      $200,000.00 for GMIB at Annuitization

 Male Age at    Male Age at    GMIB Purchase   Monthly
    Issue      Annuitization       Rate*          GMIB
----------------------------------------------------------
     55             70             $5.66       $1,132.00
----------------------------------------------------------
     65             80             $7.32       $1,464.00
----------------------------------------------------------
     70             85             $8.18       $1,636.00
----------------------------------------------------------

*Guaranteed monthly benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether purchasing and exercising a GMIB option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

     (1)  after the contract has been in effect for seven years; AND

     (2)  the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED ANNUITY PAYMENT OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Annuity Payment Options include:

     -    Life Annuity;

     -    Joint and Last Survivor Annuity; and

     -    Life Annuity with 120 or 240 Monthly Payments Guaranteed.



Other GMIB Terms and Conditions

                            **PLEASE READ CAREFULLY**

     -    The GMIB must be elected at the time of application.

     - The annuitant must be age 82 or younger at the time the contract is issued.

The GMIB is irrevocable and will remain for as long as the contract remains in force.


--------------------------------------------------------------------------------


             IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE
                                  GMIB OPTIONS

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS and should be understood completely and analyzed thoroughly before being elected.

     - A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

     - Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

     - The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

     - Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

     -    GMIB may not be approved in all state jurisdictions.

--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

(1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

(2) JOINT AND LAST SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

(3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If the contract owner who is not the annuitant dies before the annuitization date, the joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

     (1) in a lump sum;

     (2) as an annuity; or

     (3) in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death.

If no beneficiaries survive the annuitant, the contingent beneficiary(ies) receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may select one of two death benefits available under the contract at the time of application (not all death benefit options may be available in all states). If no selection is made at the time of application, the death benefit will be the One-Year Step Up Death Benefit.

The death benefit value is determined as of the date Nationwide receives:

     (1) proper proof of the annuitant's death;

     (2) an election specifying the distribution method; and

     (3) any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

     (a) eligible to continue the contract; and

     (b) entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

ONE-YEAR STEP UP DEATH BENEFIT (STANDARD CONTRACTUAL DEATH BENEFIT FOR ALL CONTRACTS)

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

     (1) the contract value;

     (2) the total of all purchase payments, less an adjustment for amounts surrendered; or

     (3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).



OPTIONAL GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT (AVAILABLE FOR CONTRACTS ISSUED ON OR AFTER THE LATER OF JANUARY 2, 2001 OR THE DATE ON WHICH STATE INSURANCE AUTHORITIES APPROVE APPLICABLE CONTRACT MODIFICATIONS)



If the annuitant dies before the annuitization date, the death benefit will be the greatest of:



(1)      the contract value;



(2) the total of all purchase payments , less an adjustment for amounts surrendered;



(3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary; or



(4)      the 5% interest anniversary value.



The adjustment for amounts surrendered will reduced items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).



The 5% Interest Anniversary Value is equal to purchase payments minus amounts surrendered, accumulated at 5% compound interest until the last contract anniversary prior to the annuitant's 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts surrendered. The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% Interest Anniversary Value in the same proportion that the contract value was reduced on the date(s) of partial surrender(s).



OPTIONAL 5% ENHANCED DEATH BENEFIT (AVAILABLE FOR CONTRACTS ISSUED PRIOR TO JANUARY 2, 2001 OR ON A DATE PRIOR TO WHICH STATE INSURANCE AUTHORITIES APPROVE THE GREATER OF ONE-YEAR OR 5% ENHANCED DEATH BENEFIT)


If the annuitant dies before the annuitization date, the death benefit will be the greater of:

     (1) the contract value; or

     (2) the total of all purchase payments, less any amounts surrendered, accumulated at 5% simple interest from the date of each purchase payment or surrender to the most recent contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received since that contract anniversary.

The total accumulated amount will not exceed 200% of the net of purchase payments and amounts surrendered.

The adjustment for amounts subsequently surrendered after the most recent contract anniversary will reduce the 5% interest anniversary value in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

REQUIRED DISTRIBUTIONS


Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.


REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS


Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:



     (1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

     (2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

         (a) any interest payable to or for the benefit of a natural person (referred to herein as a "designated beneficiary"), may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

         (b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions:


     (a) the death of the annuitant will be treated as the death of a contract owner;

     (b) any change of annuitant will be treated as the death of a contract owner; and

     (c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

The designated beneficiary must elect a method of distribution and notify Nationwide of this election within 60 days of the contract owner's death.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES


Distributions from Tax Sheltered Annuities will be made according to the Minimum Distribution and the Minimum Distribution and Incidental Benefit ("MDIB") provisions of Section 401(a)(9) of the Internal Revenue Code. Distributions will be made to the annuitant according to the annuity payment option selected over a period not longer than:


     (a) the life of the annuitant or the joint lives of the annuitant and the annuitant's designated beneficiary; or

     (b) a period not longer than the life expectancy of the annuitant or the joint life expectancies of the annuitant and the annuitant's designated beneficiary.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the annuitant.

If the annuitant's entire interest in a Tax Sheltered Annuity will be distributed in equal or substantially equal payments over a period described in (a) or (b), the payments will begin on the required beginning date. The required beginning date is the later of:

     (a) April 1 of the calendar year following the calendar year in which the annuitant reaches age 70 1/2; or

     (b) the annuitant's retirement date.

Provision (b) does not apply to any employee who is a 5% owner (as defined in Section 416 of the Internal Revenue Code) with respect to the plan year ending in the calendar year when the employee attains the age of 70 1/2.

Distribution commencing on the required distribution date must satisfy MDIB provisions set forth in the Internal Revenue Code. Those provisions require that distributions cannot be less than the amount determined by dividing the annuitant's interest in the Tax Sheltered Annuity determined by the end of the previous calendar year by:

     (a) the annuitant's life expectancy; or if applicable;

     (b) the joint and survivor life expectancy of the annuitant and the annuitant's beneficiary.

The life expectancies and joint life expectancies are determined by reference to Treasury Regulation 1.72-9.

If the annuitant dies before distributions begin, the interest in the Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the annuitant's death occurs unless:

     (a) the annuitant names his or her surviving spouse as the beneficiary and the spouse chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the annuitant would have attained age 70 1/2; or

     (b) the annuitant names a beneficiary other than his or her surviving spouse and the beneficiary elects to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the annuitant dies.

If the annuitant dies after distributions have begun, distributions must continue at least as rapidly as under the schedule used before the annuitant's death.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

REQUIRED DISTRIBUTIONS FOR INDIVIDUAL RETIREMENT ANNUITIES

Distributions from an Individual Retirement Annuity must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

     (a) the contract owner's life or the lives of the contract owner and his or her spouse or designated beneficiary; or

     (b) a period not longer than the life expectancy of the contract owner or the joint life expectancy of the contract owner and the contract owner's designated beneficiary.

If the contract owner dies before distributions begin, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of the contract owner's death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and such spouse chooses to:

         (1) treat the contract as an Individual Retirement Annuity established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and such beneficiary elects to receive a distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year of the contract owner's death.

Required distributions will not be withdrawn from this contract if they are being withdrawn from another Individual Retirement Annuity or Individual Retirement Account of the contract owner.

If the contract owner dies after distributions have begun, distributions must continue at least as rapidly as under the schedule being used before the contract owner's death. However, a surviving spouse who is the beneficiary under the annuity payment option may treat the contract as his or her own, in the same manner as is described in section (a)(1) of this provision.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

A portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement Annuity must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed nontaxable distributions for all years, and the total balance of all Individual Retirement Annuities.

If the contract owner dies before the entire interest in the contract has been distributed, the balance will also be included in his or her gross estate.

REQUIRED DISTRIBUTIONS FOR ROTH IRAS

The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime.

When the contract owner dies, the interest in the Roth IRA must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

     (a) the contract owner names his or her surviving spouse as the beneficiary and the spouse chooses to:

         (1) treat the contract as a Roth IRA established for his or her benefit; or

         (2) receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) and beginning no later than December 31 of the year following the year in which the contract owner would have reached age 70 1/2; or

     (b) the contract owner names a beneficiary other than his or her surviving spouse and the beneficiary chooses to receive distribution of the contract in substantially equal payments over his or her life (or a period not longer than his or her life expectancy) beginning no later than December 31 of the year following the year in which the contract owner dies.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").


NEW MINIMUM REQUIRED DISTRIBUTION RULES



In January 2001, the Department of the Treasury promulgated new Minimum Required Distribution rules, which are to be applicable to Qualified Plans, Tax Sheltered Annuities, and IRAs. These rules are proposed to be effective for 2002 and subsequent years.



The new Minimum Required Distribution rules have substantially simplified the calculation of the required distributions. Under the proposed regulations:



     (a) a uniform table is used to determine the contract owner/participant's life expectancy and uses the joint life expectancy of the contract owner/participant and a person 10 years younger recalculated annually; and



     (b) if the contract owner/participant's spouse is the sole designated beneficiary and is more than 10 years younger than the contract owner/beneficiary, then their joint life expectancy, recalculated annually, may be used instead.



These life expectancies will generally be longer than the life expectancies that are available under the previous proposed regulations, thereby permitting the distribution to be spread out over a longer period of time.



In addition, the designated beneficiary's identity does not have to be determined until December 31 of the year following the contract owner/participant's death. Under the previous proposed regulations, the designated beneficiary had to be determined not later than the required beginning date (generally, when the contract owner/participant attained age 70 1/2).


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

-    the type of contract purchased;

-    the purposes for which the contract is purchased; and

- the personal circumstances of individual investors having interests in the contracts.

See "Synopsis of the Contracts" for a brief description of the various types of contracts and the different purposes for which the contracts may be purchased.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.


The Internal Revenue Code sets forth different income tax rules for the following types of annuity contracts:

-        Individual Retirement Annuities;

-        Roth IRAs;

-        Tax Sheltered Annuities; and

-        "Non-Qualified Annuities."

Individual Retirement Annuities


Distributions from Individual Retirement Annuities are generally taxed when received. If any of the amount contributed to the Individual Retirement Annuities was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.



If distributions of income from an Individual Retirement Annuities are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10% is generally applicable. The 10% penalty tax can be avoided if the distribution is:


-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    used for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

-    it is made on or after the date on which the contract owner attains age
     59 1/2;

- it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

-    it is attributable to the contract owner's disability; or

- it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five taxable year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not included in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income in the year that is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses; or

- used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

-    made to a beneficiary on or after the death of the owner;

- attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

- part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

-    for qualified higher education expenses;

- used for expenses attributable to the purchase of a home for a qualified first-time buyer; or

- made to the owner after separation from service with his or her employer after age 55.

Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Annuity Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

-    the result of a contract owner's death;

- the result of a contract owner's disability, (as defined in the Internal Revenue Code);

- one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

-    is allocable to an investment in the contract before August 14, 1982.

Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural persons rules do not apply to all entity-owned contracts. A contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural persons rules also do not apply to contracts that are:

- acquired by the estate of a decedent by reason of the death of the decedent;

- issued in connection with certain qualified retirement plans and individual retirement plans;

- purchased by an employer upon the termination of certain qualified retirement plans.

WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

- the distribution is made directly to another Tax Sheltered Annuity or IRA; or

- the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.


In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:



- if the payee does not provide Nationwide with a taxpayer identification number; or



- if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.



If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. Mandatory back-up withholding rates are 31% of income that is distributed.


NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

     (1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

     (2) provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that: (1) the distribution is connected to the non-resident alien's conduct of business in the United States; and (2) the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 31%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

     -   a transfer of the contract from one contract owner to another; or

     -   a distribution to someone other than a contract owner.

Upon the contract owner's death, the value of the contract may subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

     (a) an individual who is two or more generations younger than the contract owner; or

     (b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

- who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

- who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

     -   the failure to diversify was accidental;

     -   the failure is corrected; and

     -   a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES


The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.


STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

     -   statements showing the contract's quarterly activity;

     - confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., dollar cost averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements;

     - semi-annual reports as of June 30 containing financial statements for the variable account; and

     - annual reports as of December 31 containing financial statements for the variable account.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

LEGAL PROCEEDINGS

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on Nationwide.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

On October 29, 1998, Nationwide was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by Nationwide and the other named Nationwide affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, Nationwide and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by Nationwide and other named defendants. Nationwide intends to defend this lawsuit vigorously.

There can be no assurance that any litigation relating to pricing or sales practices will not have a material adverse effect on Nationwide in the future.

The general distributor, NISC, is not engaged in any litigation of any material nature.

ADVERTISING AND SUB-ACCOUNT PERFORMANCE SUMMARY

A "yield" and "effective yield" may be advertised for the NSAT Money Market Fund. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the NSAT Money Market Fund's units. Yield is an annualized figure, which means that it is assumed that the NSAT Money Market Fund generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the SEC. The effective yield will be slightly higher than yield due to this compounding effect.

Nationwide may advertise the performance of a sub-account in relation to the performance of other variable annuity sub-accounts, underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the sub-accounts may be compared include, but are not limited to:

     -   precious metals;

     -   real estate;

     -   stocks and bonds;

     -   closed-end funds;

     -   bank money market deposit accounts and passbook savings;

     -   CDs; and

     -   the Consumer Price Index.

Market Indexes

The sub-accounts will be compared to certain market indexes, such as:


     -   S&P 500;

     -   Shearson/Lehman Intermediate Government/Corporate Bond Index;

     -   Shearson/Lehman Long-Term Government/Corporate Bond Index;

     -   Donoghue Money Fund Average;

     -   U.S. Treasury Note Index;

     -   Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and

     -   Dow Jones Industrial Average.

Tracking & Rating Services; Publications

Nationwide's rankings and ratings are sometimes published by other services, such as:

     -   Lipper Analytical Services, Inc.;

     -   CDA/Wiesenberger;

     -   Morningstar;

     -   Donoghue's;

     -   magazines such as:

         -->  Money;

         -->  Forbes;

         -->  Kiplinger's Personal Finance Magazine;

         -->  Financial World;

         -->  Consumer Reports;

         -->  Business Week;

         -->  Time;

         -->  Newsweek;

         -->  National Underwriter; and

         -->  News and World Report;

     -   LIMRA;

     -   Value;

     -   Best's Agent Guide;

     -   Western Annuity Guide;

     -   Comparative Annuity Reports;

     -   Wall Street Journal;

     -   Barron's;

     -   Investor's Daily;

     -   Standard & Poor's Outlook; and

     -   Variable Annuity Research & Data Service (The VARDS Report).

These rating services and publications rank the underlying mutual funds' performance against other funds. These rankings may or may not include the effects of sales charges or other fees.

Financial Rating Services

Nationwide is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. Nationwide may advertise these ratings. These ratings reflect Nationwide's financial strength or claims-paying ability. The ratings are not intended to reflect the investment experience or financial strength of the variable account.

Some Nationwide advertisements and endorsements may include lists of organizations, individuals or other parties that recommend Nationwide or the contract. Furthermore, Nationwide may occasionally advertise comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts. Nationwide may advertise the sub-account's standardized "average annual total return" calculated in a manner prescribed by the SEC, and non-standardized "total return".


Standardized return shows the percentage rate of return of a hypothetical initial investment of $1,000 for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been available in the variable account if it has not been available for one of the prescribed periods). This calculation reflects the standard 7 year CDSC schedule and the charges that could be assessed to a contract if the maximum number of contract options are chosen (2.20%). Standardized return does not reflect the deduction of state premium taxes, which may be imposed by certain states.



Non-standardized return is calculated similarly to standardized return except non-standardized return assumes an initial investment of $25,000, with base contract variable account charges of 1.20% and does not reflect CDSC. An assumed initial investment of $25,000 is used because that amount more accurately reflects the average contract size. The CDSC is not reflected because the contracts are designed for long term investment. The CDSC, if reflected, would decrease the level of performance shown. An initial investment of $25,000 is assumed because that amount is closer to the size of a typical contract than $1,000, which was used in calculating the standardized average annual total return.


Both methods of calculation reflect total return for the most recent one, five and ten year periods (or for a period covering the time the underlying mutual fund has been in existence). For those underlying mutual funds which have not been available for one of the prescribed periods, the non-standardized total return illustrations will show the investment performance the underlying mutual funds would have achieved had they been available in the variable account for one of the periods. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year) standardized and non-standardized performance is not annualized.

The standardized average annual total return and non-standardized total return quotations are calculated using data for the period ended December 31, 2000. However, Nationwide generally provides performance information more frequently. Information relating to performance of the sub-accounts is based on historical earnings and does not represent or guarantee future results.

                       SUB-ACCOUNT PERFORMANCE SUMMARY

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                          10 Years
                                                                                        or Date Fund
                                                                                        Available in     Date Fund
                                                                                        the Variable   Available in
                                                             1 Year         5 Years        Account     the Variable
                   Sub-Account Option                     to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American        -17.99%          N/A             7.24%        11/03/97
Century VP Income & Growth
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American        -23.64%          N/A            13.05%        11/03/97
Century VP International
----------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American         9.26%           N/A             3.84%        11/03/97
Century VP Value
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture     -25.57%          N/A             7.18%        11/03/97
Capital Portfolio (formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International           -31.89%          N/A             0.11%        11/03/97
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
----------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio          0.23%           N/A             6.03%        11/03/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
----------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity              -10.15%          N/A            13.26%        09/27/99
Portfolio - Initial Shares
----------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -         -18.37%          N/A            10.44%        11/03/97
Initial Shares
----------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares              -16.78%          N/A             8.70%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation              -8.93%           N/A             9.36%        11/03/97
Portfolio - Initial Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation Portfolio)
----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond           1.73%           N/A            -0.75%        05/03/99
Fund II
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class         -0.36%           N/A             5.53%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class                -18.40%          N/A            14.67%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class           -28.91%          N/A           -10.03%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class              -25.76%          N/A             4.40%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class      -14.44%          N/A             9.85%        11/03/97
----------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:             -23.96%          N/A            -0.34%        11/03/97
Service Class
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:           N/A            N/A           -24.26%        01/27/00
Service Shares
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:              N/A            N/A           -39.33%        01/27/00
Service Shares
----------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:           N/A            N/A           -23.92%        01/27/00
Service Shares
----------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                               -32.47%          N/A            -2.83%        11/03/97
----------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,               6.39%           N/A            10.75%        11/03/97
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)
----------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly,            -18.00%          N/A             3.15%        11/03/97
Nationwide Equity Income Fund)
----------------------------------------------------------------------------------------------------------------------

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
--------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly,       -15.86%          N/A            -3.17%        11/03/97
Nationwide High Income Bond Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                     N/A            N/A           -18.71%        10/02/00
--------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and                     N/A            N/A           -43.64%        10/02/00
Communications Fund
--------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                 N/A            N/A           -13.74%        10/02/00
--------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                   3.78%           N/A             2.45%        11/03/97
--------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly,             -8.65%           N/A            -0.85%        11/03/97
Nationwide Balanced Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly,            -2.96%           N/A            -0.54%        11/03/97
Nationwide Multi Sector Bond Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                     -2.59%           N/A             1.47%        10/31/97
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT             -19.54%          N/A             4.74%        11/03/97
Nationwide Global Equity Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT      -23.05%          N/A            32.42%        05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                        2.47%           N/A             6.23%        11/03/97
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                          0.21%           N/A            10.44%        11/03/97
--------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                       -1.04%           N/A            -1.99%        11/03/97
--------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly,            -22.33%          N/A            17.27%        11/03/97
Nationwide Strategic Growth Fund)
--------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                     -10.26%          N/A             3.89%        11/03/97
--------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                           N/A            N/A           -40.62%        10/02/00
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                    -7.31%           N/A            12.43%        11/03/97
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio              -15.12%          N/A            26.77%        11/03/97
--------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                    -7.70%           N/A             0.38%        11/03/97
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           -18.56%          N/A            15.51%        11/03/97
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer           -8.54%           N/A            15.00%        11/03/97
Capital Appreciation Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth Fund)
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer             N/A            N/A           -11.34%        05/01/00
Global Securities Fund/VA
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main      -16.32%          N/A             1.85%        11/03/97
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
--------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                             N/A            N/A            -8.79%        05/01/00
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging          2.65%           N/A            -1.59%        11/03/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
--------------------------------------------------------------------------------------------------------------------

                                                                                        10 Years
                                                                                      or Date Fund
                                                                                      Available in     Date Fund
                                                                                      the Variable   Available in
                                                           1 Year         5 Years        Account     the Variable
                  Sub-Account Option                    to 12/31/2000  to 12/31/2000  to 12/31/2000     Account
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap            N/A            N/A           -19.67%        05/01/00
Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real          N/A            N/A            -3.07%        09/22/00
Estate Portfolio
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide              -46.42%          N/A           -14.98%        11/03/97
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard          2.66%           N/A            -9.13%        11/03/97
Assets Fund
--------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock       -9.37%           N/A            -6.30%        07/01/99
Fund: Class A
--------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Investment Quality       2.30%           N/A             0.88%        07/01/99
Bond Fund: Class A
--------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company           12.03%           N/A             6.70%        07/01/99
Opportunity Fund: Class A
--------------------------------------------------------------------------------------------------------------------

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

PLEASE NOTE: THE PERFORMANCE NUMBERS BELOW REFLECT THE DEDUCTION OF THE AMOUNT ASSESSED FOR THE BASE CONTRACT OF 1.20%. FOR CONTRACT OWNERS WHO HAVE CHOSEN ONE OR MORE RIDER OPTIONS, THE FUND PERFORMANCE AS SHOWN BELOW WOULD BE REDUCED IN ACCORDANCE TO THE COSTS OF THE RIDER OPTIONS SELECTED.

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN


                                                                                         10 Years
                                                            1 Year        5 Years     to 12/31/2000     Date Fund
                  Sub-Account Option                     to 12/31/2000 to 12/31/2000  or Life of Fund   Effective
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -11.68%          N/A            10.93%          10/30/97
Century VP Income & Growth
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American      -17.82%         15.67%          12.28%          05/02/94
Century VP International
--------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc. - American       16.73%          N/A            11.24%          05/01/96
Century VP Value
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Global Post-Venture   -19.91%          N/A             9.73%          09/30/96
Capital Portfolio (formerly, Warburg Pincus Trust - Global
Post-Venture Capital Portfolio) (formerly, Warburg Pincus
Trust - Post-Venture Capital Portfolio)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - International         -26.78%         3.92%            4.78%          06/30/95
Equity Portfolio (formerly, Warburg Pincus Trust -
International Equity Portfolio)
--------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg Pincus Trust - Value Portfolio        7.61%           N/A             8.58%          10/31/97
(formerly, Warburg Pincus Trust - Value Portfolio)
(formerly, Warburg Pincus Trust - Growth & Income
Portfolio)
--------------------------------------------------------------------------------------------------------------------
Dreyfus Investment Portfolios - European Equity             -3.17%          N/A            13.62%          04/22/99
Portfolio - Initial Shares
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund, Inc. -       -12.10%         17.03%          17.11%          10/06/93
Initial Shares
--------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc. - Initial Shares            -10.36%         16.56%          15.57%          09/29/89
--------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund - Appreciation             -1.84%         16.90%          15.77%          04/05/93
Portfolio - Initial Shares (formerly, Dreyfus Variable
Investment Fund - Capital Appreciation Portfolio)
--------------------------------------------------------------------------------------------------------------------
Federated Insurance Series - Federated Quality Bond         9.13%           N/A             3.54%          04/22/99
Fund II
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio:  Service Class        7.01%          12.08%          15.91%          10/09/86
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio:  Service Class              -12.13%         17.80%          18.56%          10/09/86
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio:  Service Class         -23.54%         0.18%            8.51%          09/19/85
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio:  Service Class            -20.12%         9.06%            7.94%          01/28/87
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund(R) Portfolio:  Service Class     -7.83%         16.35%          19.75%          01/03/95
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio:           -18.17%         9.22%           12.60%          01/03/95
Service Class
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Capital Appreciation Portfolio:       -20.32%          N/A            29.54%          05/01/97
Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global Technology Portfolio:            N/A            N/A           -34.86%          01/18/00
Service Shares
--------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - International Growth Portfolio:       -17.96%         21.69%          18.69%          05/02/94
Service Shares
--------------------------------------------------------------------------------------------------------------------

                                                                                           10 Years
                                                                                              to
                                                                                          12/31/2000
                                                              1 Year         5 Years      or Life of      Date Fund
                   Sub-Account Option                      to 12/31/2000   to 12/31/99       Fund         Effective
-----------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                               -27.41%          9.72%            9.82%        04/15/92
-----------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap Index Fund (formerly,               13.83%           N/A            13.21%        10/31/97
Nationwide Mid Cap Index Fund) (formerly, Nationwide
Select Advisers Mid Cap Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity Income Fund (formerly,            -11.69%           N/A             5.78%        10/31/97
Nationwide Equity Income Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High Income Bond Fund (formerly,          -9.37%           N/A            -0.45%        10/31/97
Nationwide High Income Bond Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging Markets Fund                       N/A             N/A           -25.14%        08/30/00
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global Technology and Communications        N/A             N/A           -25.39%        06/30/00
Fund
-----------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT International Growth Fund                   N/A             N/A           -14.05%        08/30/00
-----------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund                                     11.20%          5.04%            6.67%        11/08/82
-----------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT Balanced Fund (formerly,                -1.54%           N/A             1.88%        10/31/97
Nationwide Balanced Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector Bond Fund (formerly,               4.39%            N/A             2.18%        10/31/97
Nationwide Multi Sector Bond Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund                                        4.76%           4.05%            3.56%        11/30/81
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50 Fund (formerly, NSAT               -13.37%           N/A             7.33%        10/31/97
Nationwide Global Equity Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Growth Fund (formerly, NSAT        -17.17%           N/A            36.94%        05/03/99
Nationwide Select Advisers Small Cap Growth Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap Value Fund                          9.87%            N/A             8.78%        10/31/97
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Company Fund                            7.60%          16.54%           18.89%        10/23/95
-----------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic Value Fund                          6.33%            N/A             0.76%        10/31/97
-----------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap Growth Fund (formerly,              -16.39%           N/A            19.63%        10/31/97
Nationwide Strategic Growth Fund)
-----------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund                                        -3.29%         12.91%           14.12%        11/08/82
-----------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth Focus Fund                             N/A             N/A           -40.66%        06/30/00
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Guardian Portfolio                       -0.08%           N/A            14.90%        11/03/97
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Mid-Cap Growth Portfolio                 -8.57%           N/A            29.10%        11/03/97
-----------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio                       -0.50%         12.52%           13.48%        03/22/94
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer             -12.30%         18.28%           19.77%        08/15/86
Aggressive Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Capital
Appreciation Fund)
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Capital      -1.42%         21.23%           18.03%        04/03/85
Appreciation Growth Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth Fund)
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Global        3.83%         20.87%           14.38%        11/12/90
Securities Fund/VA
-----------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Oppenheimer Main         -9.86%         13.96%           17.25%        07/05/95
Street Growth & Income Fund/VA (formerly, Oppenheimer
Variable Account Funds - Oppenheimer Growth & Income
Fund)
-----------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                              5.32%          17.90%           17.84%        05/08/92
-----------------------------------------------------------------------------------------------------------------------

                                                                                           10 Years
                                                                                              to
                                                                                          12/31/2000
                                                              1 Year         5 Years      or Life of      Date Fund
                   Sub-Account Option                      to 12/31/2000  to 12/31/2000      Fund         Effective
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Emerging            10.06%           N/A            -0.09%        06/16/97
Markets Debt Portfolio (formerly, Morgan Stanley Dean
Witter Universal Funds, Inc. - Emerging Markets Debt
Portfolio)
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - Mid Cap Growth      -8.44%           N/A            21.58%        06/16/97
Portfolio
-----------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc. - U.S. Real           27.75%           N/A             6.69%        03/03/97
Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging       -42.56%         -4.14%           -4.31%        12/21/95
Markets Fund
-----------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Hard            10.07%          0.34%            4.50%        09/01/89
Assets Fund
-----------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Diversified Stock          -2.32%           N/A            -1.16%        07/01/99
Fund-Class A
-----------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Investment Quality         9.70%            N/A             5.88%        07/01/99
Bond Fund-Class A
-----------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance Funds - Small Company              19.53%           N/A            11.87%        07/01/99
Opportunity Fund-Class A
-----------------------------------------------------------------------------------------------------------------------

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


                                                             PAGE
General Information and History.................................1
Services........................................................1
Purchase of Securities Being Offered............................2
Underwriters....................................................2
Calculations of Performance.....................................2
Annuity Payments................................................3
Condensed Financial Information.................................4
Financial Statements...........................................56

APPENDIX A: OBJECTIVES FOR UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

There is no guarantee that the investment objectives will be met.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS

American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end investment management company which offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

     AMERICAN CENTURY VP INCOME & GROWTH

     Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S&P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S&P 500. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.

     AMERICAN CENTURY VP INTERNATIONAL

     Investment Objective: Capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. While securities of United States issuers may be included in the portfolio from time to time, it is the primary intent of the manager to diversify investments across a broad range of foreign issuers. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stock and other equity equivalents), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total capital growth potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     AMERICAN CENTURY VP VALUE

     Investment Objective: Long-term capital growth; income is a secondary objective. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations.


CREDIT SUISSE WARBURG PINCUS TRUST (FORMERLY, WARBURG PINCUS TRUST)



The Credit Suisse Warburg Pincus Trust is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Portfolios are managed by Credit Suisse Asset Management, LLC ("Credit Suisse").


     GLOBAL POST-VENTURE CAPITAL PORTFOLIO (FORMERLY, POST-VENTURE PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture capital stage of development. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either: (a) during the early stages of the company's existence or the early stages of the development of a new product or service; or (b) as part of a restructuring or recapitalization of the company. The Portfolio will invest in at least three countries including the Unites States.

     INTERNATIONAL EQUITY PORTFOLIO (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER SEPTEMBER 27, 1999)

     Investment Objective: Long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Credit Suisse have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.

     VALUE PORTFOLIO (FORMERLY, GROWTH & INCOME PORTFOLIO) (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

     Investment Objective: Total return by investing primarily in equity securities of value companies that may or may not pay dividends.

DREYFUS INVESTMENT PORTFOLIOS

Dreyfus Investment Portfolios (the "Fund") is an open-end, management investment company known as a mutual fund. Shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies to fund variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. Individuals may not purchase shares directly from the Fund. The Dreyfus Corporation serves as the Fund's investment adviser.


     EUROPEAN EQUITY PORTFOLIO - INITIAL SHARES


     Investment Objective: Long-term capital growth. To pursue this goal, the Portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The Portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The Portfolio's stock investments may include common stocks, preferred stocks and convertible securities.


THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES


The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company incorporated under Maryland law on July 20, 1992 and commenced operations on October 7, 1993. The Fund offers its share only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's investment adviser. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

     Investment Objective: Capital growth through equity investment in companies that, in the opinion of the Fund's advisers, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.


DREYFUS STOCK INDEX FUND, INC. - INITIAL SHARES


The Dreyfus Stock Index Fund, Inc. ("Fund") is an open-end, non-diversified, management investment company incorporated under Maryland law on January 24, 1989 and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

     Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND

Dreyfus Variable Investment Fund ("Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the

Fund's manager. Fayez Sarofim & Company serves as the sub-adviser and provides day-to-day management of the Portfolio.


     APPRECIATION PORTFOLIO - INITIAL SHARES (FORMERLY, CAPITAL APPRECIATION PORTFOLIO)


     Investment Objective: Primarily investment objective is to provide long-term capital growth consistent with the preservation of capital; current income is a secondary investment objective. This Portfolio invests primarily in the common stocks of domestic and foreign issuers.

FEDERATED INSURANCE SERIES

Federated Insurance Series (the "Trust"), an Open-End Management Investment Company, was established as a Massachusetts business trust, under a Declaration of Trust dated September 15, 1993. The Trust offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Federated Investment Management Company serves as the investment adviser.

     FEDERATED QUALITY BOND FUND II

     Investment Objective: Current income by investing in investment grade fixed income securities.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

The Fidelity Variable Insurance Products Fund ("VIP") is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. Shares of VIP are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. Fidelity Management & Research Company ("FMR") is the manager for VIP and its portfolios.

     VIP EQUITY-INCOME PORTFOLIO:  SERVICE CLASS

     Investment Objective: Reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     VIP GROWTH PORTFOLIO:  SERVICE CLASS

     Investment Objective: Capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that this Portfolio makes sense for you if you can afford to ride out changes in the stock market because it invests primarily in common stocks. FMR can also make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     VIP HIGH INCOME PORTFOLIO:  SERVICE CLASS

     Investment Objective: High level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. FMR will seek high current income normally by investing the Portfolio's assets as follows:

         - at least 65% in income-producing debt securities and preferred stocks, including convertible securities

         - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

     Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's Investor Service, Inc. ("Moody's"); BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

     VIP OVERSEAS PORTFOLIO:  SERVICE CLASS

     Investment Objective: Long-term capital growth primarily through investments in foreign securities. This Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

The Fidelity Variable Insurance Products Fund II ("VIP II") is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. VIP II's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP II and its portfolios.

     VIP II CONTRAFUND(R) PORTFOLIO:  SERVICE CLASS

     Investment Objective: Capital appreciation by investing primarily in companies that FMR believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Portfolio primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

The Fidelity Variable Insurance Products Fund III ("VIP III") is an open-end, diversified, management investment company organized as a Massachusetts business trust on July 14, 1994. VIP III's shares are purchased by insurance companies to fund benefits under variable life insurance policies and variable annuity contracts. FMR is the manager of VIP III and it's portfolios.

     VIP III GROWTH OPPORTUNITIES PORTFOLIO:  SERVICE CLASS

     Investment Objective: Capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio, under normal conditions, will invest at least 65% of its total assets in securities of companies that FMR believes have long-term growth potential. Although the Portfolio invests primarily in common stock and securities convertible into common stock, it has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth. The Portfolio may invest in foreign securities without limitation.

JANUS ASPEN SERIES

The Janus Aspen Series is an open-end management investment company whose shares are offered in connection with investment in and payments under variable annuity contracts and variable life insurance policies, as well as certain qualified retirement plans. Janus Capital Corporation serves as investment adviser to each Portfolio.

     CAPITAL APPRECIATION PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

     GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies selected for their growth potential. Under normal circumstances, the Portfolio invests at least 65% of its total assets in securities of companies that the Portfolio manager believes will benefit significantly from advances or improvements in technology.

     INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES

     Investment Objective: Long-term growth of capital by investing at least 65% of its total assets in securities of issuers from at least five different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may invest in U.S. issuers and it may at times invest all of its assets in fewer than five countries, or even a single country.

NATIONWIDE SEPARATE ACCOUNT TRUST


Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company created under the laws of Massachusetts. NSAT offers shares in the mutual funds listed below, each with its own investment objectives. Shares of NSAT will be sold primarily to separate accounts to fund the benefits under variable life insurance policies and variable annuity contracts issued by life insurance companies. Villanova Global Asset Management Trust, an indirect subsidiary of Nationwide Mutual Insurance Company, manages the assets of the Gartmore NSAT Emerging Markets Fund, and Gartmore NSAT International Growth Fund. The remaining assets of NSAT are managed by Villanova Mutual Fund Capital Trust ("VMF"), an indirect subsidiary of Nationwide Financial Services, Inc.


     CAPITAL APPRECIATION FUND

     Investment Objective: Long-term capital appreciation.

     DREYFUS NSAT MID CAP INDEX FUND (FORMERLY, NATIONWIDE MID CAP INDEX FUND) (FORMERLY, NATIONWIDE SELECT ADVISERS MID CAP FUND)

     Subadviser: The Dreyfus Corporation

     Investment Objective: Capital appreciation. The Fund seeks to match the performance of the Standard & Poor's MidCap 400 Index. To pursue this goal, the Fund generally is fully invested in all 400 stocks included in this index in proportion to their weighting in the index, and in futures whose performance is tied to the index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

     FEDERATED NSAT EQUITY INCOME FUND (FORMERLY, NATIONWIDE EQUITY INCOME
     FUND)

     Subadviser: Federated Investment Counseling


     Investment Objective: Above average income and capital appreciation by investing primarily in income producing U.S. and foreign equity securities and securities that are convertible into common stock.


     FEDERATED NSAT HIGH INCOME BOND FUND (FORMERLY, NATIONWIDE HIGH INCOME BOND FUND)

     Subadviser: Federated Investment Counseling


     Investment Objective: To provide high current income by investing at least 65% of the Fund's total assets in corporate bonds that are rated BBB or lower by a rating agency or that are unrated but of comparable quality. Such funds are commonly referred to as "junk bonds."


     GARTMORE NSAT EMERGING MARKETS FUND

     Subadviser: Gartmore Global Partners

     Investment Objective: Long term capital growth by investing primarily in equity securities of companies located in emerging market countries.

     GARTMORE NSAT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND

     Investment Objective: Long term capital appreciation by investing primarily and at least 65% of its total assets in equity securities issued by U.S. and foreign companies with business operations in technology and communications and/or technology and communication related industries.

     GARTMORE NSAT INTERNATIONAL GROWTH FUND

     Subadviser: Gartmore Global Partners


     Investment Objective: Long term capital growth by investing primarily in equity securities of companies in Europe, Australia, the Far East and other regions, including developing countries. The Fund invests at least 65% of its assets in established companies located in at least three countries other than the U.S.


     GOVERNMENT BOND FUND


     Investment Objective: As high a level of income as is consistent with the preservation of capital by investing at least 65% of its total assets in U.S. government and agency bonds, bills and notes.


     J.P. MORGAN NSAT BALANCED FUND (FORMERLY, NATIONWIDE BALANCED FUND)

     Subadviser: J.P. Morgan Investment Management, Inc.


     Investment Objective: A high total return from a diversified portfolio of equity and fixed income securities. Under normal circumstances, the Fund invests approximately 60% of its assets in equity securities and 40% of its assets in fixed income securities. The equity securities held by the Fund generally are common stocks of large and medium sized companies included in the Standard & Poor's 500 Index. Generally, most of the Fund's fixed income securities will consist of "investment grade" securities, but the Fund may invest securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds.



     MAS NSAT MULTI SECTOR BOND FUND (FORMERLY, NATIONWIDE MULTI SECTOR BOND
     FUND)


     Subadviser: Miller, Anderson & Sherrerd, LLP


     Investment Objective: Primarily seeks above average total return over a market cycle of three to five years. The Fund invests in a diversified portfolio of U.S. and foreign fixed income securities, including high yield securities (commonly referred to as "junk bonds") and emerging markets securities. The subadviser will use futures, swaps and other derivatives in managing the Fund.


     MONEY MARKET FUND

     Investment Objective: As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity.

     NATIONWIDE GLOBAL 50 FUND (FORMERLY, NATIONWIDE GLOBAL EQUITY FUND)

     Subadviser: J. P. Morgan Investment Management Inc.


     Investment Objective: To provide high total return from a globally diversified portfolio of equity securities. The Fund seeks its investment objective through stock selection and management of currency exposure. The Fund invests in approximately fifty stocks of primarily large and midcap companies located throughout the world.

     NATIONWIDE SMALL CAP GROWTH FUND (FORMERLY, NATIONWIDE SELECT ADVISERS SMALL CAP GROWTH FUND)

     Subadvisers: Miller Anderson & Sherrerd, LLP, Neuberger Berman, LLC and Waddell & Reed Investment Management Company

     Investment Objective: Seeks capital growth by investing in a broadly diversified portfolio of equity securities issued by U.S. and foreign companies with market capitalizations in the range of companies represented by the Russell 2000, known has small cap companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of small cap companies. The balance of the Fund's assets may be invested in equity securities of larger cap companies.

     NATIONWIDE SMALL CAP VALUE FUND

     Subadviser: The Dreyfus Corporation


     Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a medial market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE SMALL COMPANY FUND

     Subadvisers: The Dreyfus Corporation, Neuberger Berman, LLC, Lazard Asset Management, Strong Capital Management, Inc. and Waddell & Reed Investment Management Company


     Investment Objective: Long-term growth of capital. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies whose equity market capitalizations at the time of investment are similar to the market capitalizations of companies in the Russell 2000 Index.


     NATIONWIDE STRATEGIC VALUE FUND (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

     Subadviser: Strong Capital Management Inc.


     Investment Objective: Primarily long-term capital appreciation. The Fund invests primarily in common stocks of medium and large-size companies. The subadviser selects stocks of companies that have attractive growth prospects, but are believed to be underpriced. To a limited extent, the Fund may also invest in foreign securities.


     STRONG NSAT MID CAP GROWTH FUND (FORMERLY, NATIONWIDE STRATEGIC GROWTH
     FUND)

     Subadviser: Strong Capital Management Inc.


     Investment Objective: Capital growth by focusing on common stocks of U.S. and foreign companies that the subadviser believes are reasonably priced and have above-average growth potential. The Fund invests primarily in stocks of medium sized companies but its portfolio can include stocks of companies of any size.


     TOTAL RETURN FUND

     Investment Objective: To obtain a reasonable, long-term total return on invested capital.

     TURNER NSAT GROWTH FOCUS FUND

     Subadviser: Turner Investment Partners, Inc.


     Investment Objective: Long term capital appreciation by investing primarily in U.S. common stocks, ADRs and foreign companies that demonstrate strong earnings growth potential. The Fund is non-diversified and typically focuses its investments in a core group of 20 to 30 common stocks.


NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST ("AMT")

Neuberger Berman AMT is an open-end, diversified management investment company that offers its portfolios in connection with variable annuity contracts and variable life insurance policies, and certain qualified plans. Prior to May 1, 2000, the portfolios invested through a two-tier master/feeder structure, whereby each portfolio invested its assets in another fund that served as a corresponding "master series;" the master series invested in securities. Effective May 1, 2000, the portfolios converted to a conventional one-tier structure, whereby each portfolio holds its securities directly. Neuberger Berman Management Inc. is the investment adviser.


     AMT GUARDIAN PORTFOLIO


     Investment Objective: Long-term capital growth, with current income as a secondary objective. The portfolio pursues these goals by investing mainly in common stocks of large-capitalization companies.


     AMT MID-CAP GROWTH PORTFOLIO


     Investment Objective: Capital growth. The portfolio pursues this goal by investing mainly in common stocks of mid-capitalization companies. The managers look for fast-growing companies that are in new or rapidly evolving industries and seek to reduce risk by diversifying among many companies, industries and sectors.

     AMT PARTNERS PORTFOLIO


     Investment Objective: Capital growth. The portfolio pursues its goal by investing mainly in common stocks of mid- to large-capitalization companies.

OPPENHEIMER VARIABLE ACCOUNT FUNDS

The Oppenheimer variable account Funds are an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the investment adviser.

     OPPENHEIMER AGGRESSIVE GROWTH FUND/VA (FORMERLY, OPPENHEIMER CAPITAL APPRECIATION FUND)

     Investment Objective: Capital appreciation by investing in "growth type" companies. Such companies are believed to have relatively favorable long-term prospects for increasing demand for their goods or services, or to be developing new products, services or markets and normally retain a relatively larger portion of their earnings for research, development and investment in capital assets. The Fund may also invest in cyclical industries in "special situations" that OppenheimerFunds, Inc. believes present opportunities for capital growth.

     OPPENHEIMER CAPITAL APPRECIATION FUND/VA (FORMERLY, OPPENHEIMER GROWTH
     FUND)

     Investment Objective: Capital appreciation by investing in securities of well-known established companies. Such securities generally have a history of earnings and dividends and are issued by seasoned companies (companies which have an operating history of at least five years including predecessors). Current income is a secondary consideration in the selection of the Fund's portfolio securities.

     OPPENHEIMER GLOBAL SECURITIES FUND/VA

     Investment Objective: Long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special appreciation possibilities. These securities may be considered speculative.

     OPPENHEIMER MAIN STREET GROWTH & INCOME FUND/VA (FORMERLY, OPPENHEIMER GROWTH & INCOME FUND)

     Investment Objective: High total return, which stocks, preferred stocks, convertible securities and warrants. Debt investments will include bonds, participation includes growth in the value of its shares as well as current income from quality and debt securities. In seeking its investment objectives, the Fund may invest in equity and debt securities. Equity investments will include common interests, asset-backed securities, private-label mortgage-backed securities and CMOs, zero coupon securities and U.S. debt obligations, and cash and cash equivalents. From time to time, the Fund may focus on small to medium capitalization issuers, the securities of which may be subject to greater price volatility than those of larger capitalized issuers.

STRONG OPPORTUNITY FUND II, INC.

The Strong Opportunity Fund II, Inc. is a diversified, open-end management company commonly called a mutual fund. The Strong Opportunity Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. is the investment adviser for the Fund.

     Investment Objective: Capital appreciation through investments in a diversified portfolio of equity securities.

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (FORMERLY, MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.)

The Universal Institutional Funds, Inc. is a mutual fund designed to provide investment vehicles for variable annuity contracts and variable life insurance policies and for certain tax-qualified investors.

     EMERGING MARKETS DEBT PORTFOLIO


     Investment Objective: High total return by investing primarily in dollar and non-dollar denominated fixed income securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived creditworthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Morgan Stanley Dean Witter Investment Management, Inc. serves as the Funds investment adviser.


     MID CAP GROWTH PORTFOLIO

     Investment Objective: Long-term capital growth by investing primarily in common stocks and other equity securities of issuers with equity capitalizations in the range of the companies represented in the Standard & Poor's Rating Group ("S&P") MidCap 400 Index. Such range is generally $500 million to $6 billion but the range fluctuates over time with changes in the equity market. Miller Anderson & Sherrerd, LLP is the Portfolio's investment adviser.

     U.S. REAL ESTATE PORTFOLIO

     Investment Objective: Long-term capital growth by investing principally in a diversified portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Portfolio may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. Morgan Stanley Asset Management, Inc. serves as the Fund's investment adviser.

VAN ECK WORLDWIDE INSURANCE TRUST

Van Eck Worldwide Insurance Trust ("Van Eck Trust") is an open-end management investment company organized as a business trust under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of Van Eck Trust are offered only to separate accounts of insurance companies to fund the benefits of variable life insurance policies and variable annuity contracts. The investment adviser and manager is Van Eck Associates Corporation.

     WORLDWIDE EMERGING MARKETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     WORLDWIDE HARD ASSETS FUND

     Investment Objective: Long-term capital appreciation by investing primarily in "Hard Asset Securities." For the Fund's purpose, "Hard Assets" are real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VICTORY VARIABLE INSURANCE FUNDS

The Victory Variable Insurance Funds (the "Trust") is a Delaware business trust formed on February 11, 1998. The Trust is offered exclusively through contracts offered by the separate accounts of participating insurance companies. Key Asset Management Inc. serves as the investment adviser for each fund offered through the Trust.

     DIVERSIFIED STOCK FUND: CLASS A

     Investment Objective: To provide long-term growth of capital. The Fund pursues its objective by investing primarily in equity securities and securities convertible into common stocks traded on U.S. exchanges and issued by large, established companies.

     INVESTMENT QUALITY BOND FUND: CLASS A (NOT AVAILABLE IN CONNECTION WITH CONTRACTS FOR WHICH GOOD ORDER APPLICATIONS ARE (OR WERE) RECEIVED ON OR AFTER MAY 1, 2000)

     Investment Objective: To provide a high level of income. The Fund pursues its objective by investing primarily in investment-grade bonds issued by corporations and the U.S. Government and its agencies or instrumentalities.

     SMALL COMPANY OPPORTUNITY FUND: CLASS A

     Investment Objective: To provide capital appreciation. The Fund pursues its objective by investing primarily in common stocks of smaller companies that show the potential for high earnings growth in relation to their price-earnings ratio.

APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no rider options (the minimum variable account charge of 1.20%) and contracts with all available rider options available on December 31, 2000 (the maximum variable account charge of 1.70%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be contained in the Statement of Additional Information FREE OF CHARGE by:



                  CALLING:   1-800-848-6331, TDD 1-800 238-3035
                  WRITING:   Nationwide Life Insurance Company
                             One Nationwide Plaza, 01-05P1
                             Columbus, Ohio 43215
                  CHECKING ON-LINE AT:    www.bestofamerica.com



                  NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
           (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS
                            OF THE VARIABLE ACCOUNT)


                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                14.495483            12.802086        -11.68%             819,540             2000
Variable Portfolios, Inc. -------------------- ------------------ ------------------- ------------------- -------------
- American Century VP           12.431326            14.495483         16.60%             371,526             1999
Income & Growth - Q/NQ    -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.431326         24.31%               2,464             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                17.674116            14.524713        -17.82%             995,517             2000
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         10.904652            17.674116         62.08%             265,458             1999
VP International - Q/NQ   -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.904652          9.05%                 223             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
American Century                11.263216            13.147862         16.73%             324,487             2000
Variable Portfolios,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - American Century         11.497731            11.263216         -2.04%             157,763             1999
VP Value - Q/NQ           -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.497731         14.98%               1,306             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Credit Suisse Warburg           20.579437            16.482534        -19.91%              36,041             2000
Pincus Trust - Global     -------------------- ------------------ ------------------- ------------------- -------------
Post-Venture Capital            12.739606            20.579437         61.54%              32,895             1999
Portfolio (1) - Q/NQ      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.739606         27.40%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Credit Suisse Warburg           16.374564            11.989196        -26.78%              52,881             2000
Pincus Trust -            -------------------- ------------------ ------------------- ------------------- -------------
International Equity            10.801619            16.374564         51.59%              41,776             1999
Portfolio (2) - Q/NQ      -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.801619          8.02%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Credit Suisse Warburg           12.269490            13.203287          7.61%              60,726             2000
Pincus Trust - Value      -------------------- ------------------ ------------------- ------------------- -------------
Portfolio (3) - Q/NQ            11.688738            12.269490          4.97%              32,909             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.688738         16.89%                  25             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Investment              12.890242            12.481806         -3.17%             129,250             2000
Portfolios - European     -------------------- ------------------ ------------------- ------------------- -------------
Equity Portfolio-               10.000000            12.890242         28.90%              14,261             1999
Initial Shares - Q/NQ     -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3 )Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Dreyfus Socially            16.397708            14.414394        -12.10%             673,816             2000
Responsible Growth        -------------------- ------------------ ------------------- ------------------- -------------
Fund, Inc. - Initial            12.758878            16.397708         28.52%             270,366             1999
Shares - Q/NQ             -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.758878         27.59%               2,838             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                                                                            -----
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Stock Index             14.736468            13.209188        -10.36%           2,748,432             2000
Fund, Inc. - Initial      -------------------- ------------------ ------------------- ------------------- -------------
Shares - Q/NQ                   12.367188            14.736468         19.16%           1,201,271             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.367188         23.67%              28,572             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Dreyfus Variable                13.442893            13.195948         -1.84%             632,440             2000
Investment Fund           -------------------- ------------------ ------------------- ------------------- -------------
-Appreciation                   12.207586            13.442893         10.12%             368,162             1999
Portfolio(1) - Initial    -------------------- ------------------ ------------------- ------------------- -------------
Shares - Q/NQ                   10.000000            12.207586         22.08%               2,910             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Federated Insurance              9.790385            10.684388          9.13%             186,563             2000
Series - Federated        -------------------- ------------------ ------------------- ------------------- -------------
Quality Bond Fund II -          10.000000             9.790385         -2.10%              15,095             1999
Q/NQ                      -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP                    12.440601            13.313013          7.01%           1,200,222             2000
Equity-Income             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              11.850451            12.440601          4.98%             555,212             1999
Class - Q/NQ              -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.850451         18.50%               2,107             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Growth             17.653733            15.512519        -12.13%           3,238,186             2000
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - Q/NQ                    13.015101            17.653733         35.64%           1,168,997             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            13.015101         30.15%              10,429             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                                                                           ------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP High               11.087928             8.478210        -23.54%             575,925             2000
Income Portfolio:         -------------------- ------------------ ------------------- ------------------- -------------
Service Class - Q/NQ            10.384114            11.087928          6.78%             263,938             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.384114          3.84%               2,129             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP Overseas           15.900927            12.702222        -20.12%             444,778             2000
Portfolio: Service        -------------------- ------------------ ------------------- ------------------- -------------
Class - Q/NQ                    11.296846            15.900927         40.76%             150,438             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.296846         12.97%               2,193             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
                                                                                            -----
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP II                 15.457984            14.247834         -7.83%           2,281,488             2000
Contrafund(R)             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              12.602507            15.457984         22.66%             996,867             1999
Class - Q/NQ              -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.602507         26.03%              12,050             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
Portfolio.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Fidelity VIP III Growth         12.785954            10.463173        -18.17%             575,763             2000
Opportunities             -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service              12.421717            12.785954          2.93%             360,972             1999
Class - Q/NQ              -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.421717         24.22%               2,338             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Janus Aspen Series -            10.000000             8.145127        -18.55%           2,801,845             2000
Capital Appreciation      -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service
Shares - Q/NQ             -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Janus Aspen Series -            10.000000             6.509446        -34.91%           2,037,720             2000
Global Technology         -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service
Shares - Q/NQ             -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Janus Aspen Series -            10.000000             8.181886        -18.18%           1,896,028             2000
International Growth      -------------------- ------------------ ------------------- ------------------- -------------
Portfolio: Service
Shares - Q/NQ             -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Capital                    12.767993             9.268169        -27.41%             615,832             2000
Appreciation Fund - Q/NQ  -------------------- ------------------ ------------------- ------------------- -------------
                                12.392954            12.767993          3.03%             437,518             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.392954         23.93%               2,724             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Dreyfus NSAT Mid           14.644558            16.670157         13.83%             178,076             2000
Cap Index Fund(1) - Q/NQ  -------------------- ------------------ ------------------- ------------------- -------------
                                12.257790            14.644558         19.47%              18,380             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.257790         22.58%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Federated NSAT             13.963829            12.331560        -11.69%             187,275             2000
Equity Income Fund(2) -   -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            11.927845            13.963829         17.07%              39,186             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.927845         19.28%               1,552             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Federated NSAT             10.764664             9.755865         -9.37%             163,738             2000
High Income Bond Fund(3)  -------------------- ------------------ ------------------- ------------------- -------------
- Q/NQ                          10.558563            10.764664          1.95%              41,627             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.558563          5.59%               1,154             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Gartmore NSAT              10.000000             8.686950        -13.13%               1,652             2000
Emerging Markets Fund -   -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Gartmore NSAT              10.000000             6.000048        -40.00%              37,213             2000
Global Technology and     -------------------- ------------------ ------------------- ------------------- -------------
Communications Fund -
Q/NQ                      -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Gartmore NSAT              10.000000             9.222891         -7.77%                 820             2000
International Growth      -------------------- ------------------ ------------------- ------------------- -------------
Fund - Q/NQ
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Government Bond             9.816007            10.914977         11.20%             726,176             2000
Fund - Q/NQ               -------------------- ------------------ ------------------- ------------------- -------------
                                10.174058             9.816007         -3.52%             293,407             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.174058          1.74%               1,172             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT J.P. Morgan NSAT           10.735723            10.570325         -1.54%             189,272             2000
Balanced Fund(1) - Q/NQ   -------------------- ------------------ ------------------- ------------------- -------------
                                10.772545            10.735723         -0.34%              54,933             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.772545          7.73%                 842             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT MAS NSAT Multi             10.510552            10.972282          4.39%             164,790             2000
Sector Bond Fund(2) -     -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            10.475252            10.510552          0.34%              45,312             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.475252          4.75%               1,706             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Money Market Fund*         10.489614            10.989031          4.76%           2,526,306             2000
- Q/NQ                    -------------------- ------------------ ------------------- ------------------- -------------
                                10.126097            10.489614          3.59%             992,465             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.126097          1.26%              48,756             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Global          14.267173            12.359900        -13.37%             127,914             2000
50 Fund(3) - Q/NQ         -------------------- ------------------ ------------------- ------------------- -------------
                                11.747364            14.267173         21.45%              75,630             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.747364         17.47%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           20.338511            16.846010         17.17%             181,557             2000
Cap Growth Fund(4) - Q/NQ -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            20.338511        103.39%              31,219             1999
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           15.896867            17.466310          9.87%             164,209             2000
Cap Value Fund - Q/NQ     -------------------- ------------------ ------------------- ------------------- -------------
                                12.586199            15.896867         26.30%              72,346             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.586199         25.86%               1,878             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.91%.

(1) Formerly, NSAT Nationwide Balanced Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide Small           17.099098            18.398225          7.60%             341,249             2000
Company Fund - Q/NQ       -------------------- ------------------ ------------------- ------------------- -------------
                                12.016781            17.099098         42.29%              80,387             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.016781         20.17%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Nationwide                 11.949113            12.704964          6.33%              68,829             2000
Strategic Value Fund -    -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            12.477330            11.949113         -4.23%              13,362             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.477330         24.77%                 853             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Strong NSAT Mid            22.750997            19.022019        -16.39%             391,137             2000
Cap Growth Fund(1) - Q/NQ -------------------- ------------------ ------------------- ------------------- -------------
                                12.463581            22.750997         82.54%             139,347             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.463581         24.64%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Total Return Fund          12.646339            12.230458         -3.29%             966,710             2000
- Q/NQ                    -------------------- ------------------ ------------------- ------------------- -------------
                                11.968910            12.646339          5.66%             269,704             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.968910         19.69%               2,349             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
NSAT Turner NSAT Growth         10.000000             6.325751        -36.74%               1,305             2000
Focus Fund - Q/NQ         -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            13.976229            13.965623         -0.08%             190,158             2000
Guardian Portfolio -      -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            12.307946            13.976229         13.55%             141,287             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.307946         23.08%                   0             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            20.834304            19.049729         -8.57%             720,898             2000
Mid-Cap Growth            -------------------- ------------------ ------------------- ------------------- -------------
Portfolio - Q/NQ                13.702754            20.834304         52.04%             183,595             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            13.702754         37.03%               1,744             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Neuberger Berman AMT            12.539993            12.477284         -0.50%             231,429             2000
Partners Portfolio -      -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            11.821068            12.539993          6.08%             127,887             1999
                          -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.821068         18.21%               2,787             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            23.512658            20.620784        -12.30%             886,753             2000
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Aggressive          12.961315            23.512658         81.41%             147,653             1999
Growth Fund/VA2 - Q/NQ    -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.961315         29.61%               1,383             1998
------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            17.848621            17.594890         -1.42%           1,053,477             2000
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Capital             12.752843            17.848621         39.96%             276,633             1999
Appreciation Fund/VA(1) - -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ                            10.000000            12.752843         27.53%               2,543             1998
                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            10.000000             9.521827         -4.78%             175,518             2000
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Global
Securities Fund/VA -      -------------------- ------------------ ------------------- ------------------- -------------
Q/NQ
                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Variable            14.609212            13.168121         -9.86%           1,275,868             2000
Account Funds -           -------------------- ------------------ ------------------- ------------------- -------------
Oppenheimer Main Street         12.149185            14.609212         20.25%             370,716             1999
Growth & Income           -------------------- ------------------ ------------------- ------------------- -------------
Fund/VA(2) - Q/NQ               10.000000            12.149185         21.49%               2,736             1998
                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Strong Opportunity Fund         10.000000             9.776003         -2.24%             180,575             2000
II, Inc. - Q/NQ           -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Universal                   14.572201            16.037786         10.06%              50,072             2000
Institutional Funds,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - Emerging Markets         11.400149            14.572201         27.82%              32,668             1999
Debt Portfolio(3) - Q/NQ  -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            11.400149         14.00%                 593             1998
                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Universal                   10.000000             8.620055        -13.80%             158,997             2000
Institutional Funds,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - Mid Cap Growth
Portfolio - Q/NQ          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
The Universal                   12.479280            12.974262          3.97%             155,239             2000
Institutional Funds,      -------------------- ------------------ ------------------- ------------------- -------------
Inc. - U.S. Real Estate
Portfolio - Q/NQ          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

                                                                                      NUMBER OF
                          ACCUMULATION UNIT    ACCUMULATION       PERCENT CHANGE IN   ACCUMULATION
                          VALUE AT BEGINNING   UNIT VALUE AT      ACCUMULATION UNIT   UNITS AT END OF
UNDERLYING MUTUAL FUND    OF PERIOD            END OF PERIOD      VALUE               PERIOD              YEAR
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               23.947713            13.755231        -42.56%             124,085             2000
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Emerging              12.101814            23.947713         97.89%              51,918             1999
Markets Fund - Q/NQ       -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            12.101814         21.02%               1,018             1998
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------
Van Eck Worldwide               12.649846            13.923943         10.07%              29,361             2000
Insurance Trust -         -------------------- ------------------ ------------------- ------------------- -------------
Worldwide Hard Assets           10.581149            12.649846         19.55%              28,359             1999
Fund - Q/NQ               -------------------- ------------------ ------------------- ------------------- -------------
                                10.000000            10.581149          5.81%                   0             1998
                          -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------

------------------------- -------------------- ------------------ ------------------- ------------------- -------------


The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.

The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.

The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                   OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
          (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS
                           OF THE VARIABLE ACCOUNT)


                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                10.894734            9.573565       -12.13%                3,892             2000
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           10.894734         8.95%                   68             1999
VP Income & Growth -      ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ
                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                15.314929           15.522513       -18.23%                2,702             2000
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000           15.314929        53.15%                   48             1999
VP International - Q/NQ   ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
American Century                 8.780117           10.197744        16.15%                1,003             2000
Variable Portfolios,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - American Century         10.000000            8.780117       -12.20%                    0             1999
VP Value - Q/NQ           ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Credit Suisse Warburg           15.621586           12.448592       -20.31%                    0             2000
Pincus Trust - Global     ------------------- ------------------ ------------------ -------------------- -------------
Post-Venture Capital            10.000000           15.621586        56.22%                    0             1999
Portfolio(1) - Q/NQ       ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Credit Suisse Warburg           14.650223           10.672586       -27.15%                    0             2000
Pincus Trust -            ------------------- ------------------ ------------------ -------------------- -------------
International Equity            10.000000           14.650223        46.50%                    0             1999
Portfolio(2) - Q/NQ       ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Credit Suisse Warburg            9.340613           10.000956         7.07%                2,016             2000
Pincus Trust - Value      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio(3) - Q/NQ             10.000000            9.340613        -6.59%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Investment              12.873298           12.402636        -3.66%                    0             2000
Portfolios - European     ------------------- ------------------ ------------------ -------------------- -------------
Equity Portfolio-               10.000000           12.873298        28.73%                    0             1999
Initial Shares - Q/NQ     ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.

(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.

(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Dreyfus Socially            11.868131           10.380157       -12.54%                7,175             2000
Responsible Growth        ------------------- ------------------ ------------------ -------------------- -------------
Fund, Inc. - Initial            10.000000           11.868131        18.68%                    0             1999
Shares - Q/NQ             ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Stock Index             10.794215            9.626823       -10.81%               37,329             2000
Fund, Inc. - Initial      ------------------- ------------------ ------------------ -------------------- -------------
Shares - Q/NQ                   10.000000           10.794215         7.94%                2,845             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Dreyfus Variable                10.184154            9.946799        -2.33%                1,722             2000
Investment Fund-          ------------------- ------------------ ------------------ -------------------- -------------
Initial Shares -                10.000000           10.184154         1.84%                    0             1999
Appreciation Portfolio(1) ------------------- ------------------ ------------------ -------------------- -------------
- Q/NQ
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Federated Insurance              9.757496           10.594913         8.58%                  483             2000
Series - Federated        ------------------- ------------------ ------------------ -------------------- -------------
Quality Bond Fund II -          10.000000            9.757496        -2.43%                    0             1999
Q/NQ                      ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP                     9.309967            9.912757         6.47%                4,448             2000
Equity-Income             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000            9.309967        -6.90%                  413             1999
Class - Q/NQ              ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Growth             12.322268           10.773174       -12.57%                7,582             2000
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q/NQ                    10.000000           12.322268        23.22%                4,941             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP High                9.672582            7.358723       -23.92%                2,708             2000
Income Portfolio:         ------------------- ------------------ ------------------ -------------------- -------------
Service Class - Q/NQ            10.000000            9.672582        -3.27%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP Overseas           13.058898           10.379362       -20.52%                5,984             2000
Portfolio: Service        ------------------- ------------------ ------------------ -------------------- -------------
Class - Q/NQ                    10.000000           13.058898        30.59%                  254             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP II                 11.278366           10.343090        -8.29%                6,573             2000
Contrafund(R)             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000           11.278366        12.78%                2,835             1999
Class - Q/NQ              ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Fidelity VIP III Growth          9.869824            8.036133       -18.58%                4,148             2000
Opportunities             ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service              10.000000            9.869824        -1.30%                   68             1999
Class - Q/NQ              ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation
Portfolio.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Janus Aspen Series -            10.000000            8.107133       -18.93%               12,764             2000
Capital Appreciation      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service
Shares - Q/NQ             ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Janus Aspen Series -            10.000000            6.479020       -35.21%                8,141             2000
Global Technology         ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service
Shares - Q/NQ             ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Janus Aspen Series -            10.000000            8.143702       -18.56%               11,406             2000
International Growth      ------------------- ------------------ ------------------ -------------------- -------------
Portfolio: Service
Shares - Q/NQ             ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Capital                     9.707627            7.011148       -27.78%                1,563             2000
Appreciation Fund - Q/NQ  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.707627        -2.92%                   68             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Dreyfus NSAT Mid            9.676620           12.965645        13.26%                3,656             2000
Cap Index Fund(1) - Q/NQ  ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.447800        14.48%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Federated NSAT             10.778958            9.471062       -12.13%               50,057             2000
Equity Income Fund(2) -   ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ                            10.000000           10.778958         7.79%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Federated NSAT              9.676620            8.725646        -9.83%                  258             2000
High Income Bond Fund(3)  ------------------- ------------------ ------------------ -------------------- -------------
- Q/NQ                          10.000000            9.676620        -3.23%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Gartmore NSAT              10.000000            8.676322       -13.24%                    0             2000
Emerging Markets Fund -   ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Gartmore NSAT              10.000000            5.992673       -40.07%                    0             2000
Global Technology and     ------------------- ------------------ ------------------ -------------------- -------------
Communications Fund -
Q/NQ                      ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Gartmore NSAT              10.000000            9.211629        -7.88%                    0             2000
International Growth      ------------------- ------------------ ------------------ -------------------- -------------
Fund - Q/NQ
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Government Bond             9.735132           10.770572        10.64%                2,358             2000
Fund - Q/NQ               ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.735132        -2.65%                    0             1999
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT J.P. Morgan NSAT            9.481422            9.288391        -2.04%                    0             2000
Balanced Fund(1) - Q/NQ   ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.481422        -5.19%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT MAS NSAT Multi              9.897603           10.280419         3.87%                    0             2000
Sector Bond Fund(2) -     ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ                            10.000000            9.897603        -1.02%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Money Market Fund*         10.209430           10.641677         4.23%                6,060             2000
- Q/NQ                    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           10.209430         2.09%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Global          11.182210            9.638561       -13.80%                1,156             2000
50 Fund(3) - Q/NQ         ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.182210        11.82%                    0             1999
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           20.270503           16.705019       -17.59%                   50             2000
Cap Growth Fund(4) - Q/NQ ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           20.270503       102.71%                    0             1999
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           11.697140           12.787277         9.32%                1,209             2000
Cap Value Fund - Q/NQ     ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           11.697140        16.97%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.40%.

(1) Formerly, NSAT Nationwide Balanced Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide Small           14.124755           15.121378         7.06%                3,067             2000
Company Fund - Q/NQ       ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           14.124755        41.25%                  237             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Nationwide                  8.548175            9.043154         5.79%                    0             2000
Strategic Value Fund -    ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ                            10.000000            8.548175       -14.52%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Strong NSAT Mid            14.658438           12.194050       -16.81%                  146             2000
Cap Growth Fund(1) - Q/NQ ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000           14.658438        46.58%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Total Return Fund           9.851989            9.480069        -3.78%                4,658             2000
- Q/NQ                    ------------------- ------------------ ------------------ -------------------- -------------
                                10.000000            9.851989        -1.48%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
NSAT Turner NSAT Growth         10.000000            6.317967       -36.82%                    0             2000
Focus Fund - Q/NQ         ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT             9.968645            9.910972        -0.58%                    0             2000
Guardian Portfolio -      ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ                            10.000000            9.968645        -0.31%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT            15.264119           13.886316        -9.03%                5,159             2000
Mid-Cap Growth            ------------------- ------------------ ------------------ -------------------- -------------
Portfolio - Q/NQ                10.000000           15.264119        52.64%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Neuberger Berman AMT             9.504551            9.409456        -1.00%                    0             2000
Partners Portfolio -      ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ                            10.000000            9.504551        -4.95%                    0             1999
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            16.070617           14.023027       -12.74%                1,770             2000
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Aggressive          10.000000           16.070617        60.71%                    0             1999
Growth Fund/VA(2) - Q/NQ  ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            12.759449           12.514763        -1.92%                5,542             2000
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Capital             10.000000           12.759449        27.59%                    0             1999
Appreciation Fund/VA(1) - ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ
                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            10.000000            9.489961        -5.10%                  400             2000
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Global
Securities Fund/VA -      ------------------- ------------------ ------------------ -------------------- -------------
Q/NQ
------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Variable            10.784586            9.671852       -10.32%                5,708             2000
Account Funds -           ------------------- ------------------ ------------------ -------------------- -------------
Oppenheimer Main Street         10.000000           10.784586         7.85%                2,487             1999
Growth & Income Fund/VA   ------------------- ------------------ ------------------ -------------------- -------------
- Q/NQ (2)
                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Strong Opportunity Fund         10.000000            9.743284        -2.57%                    0             2000
II, Inc. - Q/NQ           ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   11.210825           12.276257         9.50%                    0             2000
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Emerging Markets         10.000000           11.210825        12.11%                    0             1999
Debt Portfolio(3) - Q/NQ  ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   10.000000            8.591151       -14.09%                  398             2000
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - Mid Cap Growth
Portfolio - Q/NQ          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
The Universal                   10.000000           11.346213         3.82%                    0             2000
Institutional Funds,      ------------------- ------------------ ------------------ -------------------- -------------
Inc. - U.S. Real Estate
Portfolio - Q/NQ          ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

                          ACCUMULATION UNIT
                          VALUE AT            ACCUMULATION       PERCENT CHANGE     NUMBER OF
                          BEGINNING OF        UNIT VALUE AT      IN ACCUMULATION    ACCUMULATION UNITS
UNDERLYING MUTUAL FUND    PERIOD              END OF PERIOD      UNIT VALUE         AT END OF PERIOD     YEAR
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide               15.596564            8.913211       -42.85%                    0             2000
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Emerging              10.000000           15.596564        55.97%                    0             1999
Markets Fund - Q/NQ       ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------
Van Eck Worldwide                9.987144           10.937759         9.52%                    0             2000
Insurance Trust -         ------------------- ------------------ ------------------ -------------------- -------------
Worldwide Hard Assets           10.000000            9.987144        -0.13%                    0             1999
Fund - Q/NQ               ------------------- ------------------ ------------------ -------------------- -------------

                          ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------

------------------------- ------------------- ------------------ ------------------ -------------------- -------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2001


                       DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED BY NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT- 9


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2001. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS


                                                                                                      PAGE
General Information and History..........................................................................1
Services.................................................................................................1
Purchase of Securities Being Offered.....................................................................2
Underwriters.............................................................................................2
Calculations of Performance..............................................................................2
Annuity Payments.........................................................................................3
Condensed Financial Information..........................................................................4
Financial Statements....................................................................................56


GENERAL INFORMATION AND HISTORY


Nationwide Variable Account-9 is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). All of Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.24%) and Nationwide Mutual Fire Insurance Company (4.76%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $111 billion as of December 31, 2000.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.

The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide and provide for an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in particular underlying mutual funds. These fees in no way affect the net asset value of the underlying mutual funds or fees paid by the contract owner.


The financial statements of Nationwide and the Nationwide Variable Account - 9 have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The offices of KPMG LLP are located at Two Nationwide Plaza, Columbus, Ohio 43215.

PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS


The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), Two Nationwide Plaza, Columbus, Ohio 43215, an affiliate of Nationwide. During the fiscal years ended December 31, 2000, 1999 and 1998, no underwriting commissions were paid by Nationwide to NISC.


CALCULATIONS OF PERFORMANCE


Any current yield quotations of the NSAT Money Market Fund, subject to Rule 482 of the Securities Act of 1933, will consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield will be calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from contract owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. The NSAT Money Market Fund's seven-day current unit value yield for the maximum number of options available as of December 31, 2000 (1.70%) was 4.40%. The NSAT Money Market Fund's effective yield is computed similarly, but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the NSAT Money Market Fund. The NSAT Money Market Fund's seven-day effective yield for the maximum number of options available as of December 31, 2000 (1.70%) was 4.50%.


The NSAT Money Market Fund's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the fund's expenses. Although the NSAT Money Market Fund determines its yield on the basis of a seven day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the NSAT Money Market Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a contract owner's investment in the NSAT Money Market Fund is not guaranteed or insured. Yields of other money market funds may not be comparable if a different base period or another method of calculation is used.


All performance advertising will include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the SEC. Standardized average annual total return is found by taking a hypothetical $1,000 investment in each of the sub-account's units on the first day of the period at the offering price, which is the accumulation unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a the standard 7 year CDSC schedule and the deduction of all charges that could be made to a contract if all available options were chosen as of December 31, 2000 (2.20%), except for premium taxes, which may be imposed by certain states. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (1.20%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. Non-standardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the non-standardized total return is based on a hypothetical initial investment of $25,000 and the deduction of charges for the base contract (1.20%). An assumed initial investment of $25,000 will be used because that figure more closely approximates the size of a typical contract than does the $1,000 figure used in calculating the standardized average annual total return quotations.

The standardized average annual total return and non-standardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. The standardized average annual return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying mutual fund has been available in the variable account if the underlying mutual fund has not been available for one of the prescribed periods. Non-standardized average annual total return will based on rolling calendar quarters and will cover periods of one, five and ten years, or a period covering the time the underlying mutual fund has been in existence. If the underlying mutual fund has been available in the variable account for less than one year (or if the underlying mutual fund has been effective for less than one year), standardized and non-standardized performance is not annualized.

Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance is not a guarantee of future performance. Factors affecting a sub-account's performance include general market conditions, operating expenses and investment management. A contract owner's account when redeemed may be more or less than the original cost.


CONDENSED FINANCIAL INFORMATION



The following charts represent the accumulation unit value for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2000. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus).


ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

                         CONDENSED FINANCIAL INFORMATION


     Accumulation unit values for accumulation units outstanding throughout the period.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)
        (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)


-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF            YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.495483             12.802086             -11.68%            819,540            2000
Portfolios, Inc. - American     ---------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.431326             14.495483              16.60%            371,526            1999
Q/NQ                            ---------------------------------------------------------------------------------------------
                                     10.000000             12.431326              24.31%              2,464            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
American Century Variable            17.674116             14.524713             -17.82%            995,517            2000
Portfolios, Inc. - American     ---------------------------------------------------------------------------------------------
Century VP International -           10.904652             17.674116              62.08%            265,458            1999
Q/NQ                            ---------------------------------------------------------------------------------------------
                                     10.000000             10.904652               9.05%                223            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.263216             13.147862              16.73%            324,487            2000
Portfolios, Inc. - American     ---------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.497731             11.263216              -2.04%            157,763            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000             11.497731              14.98%              1,306            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                20.579437             16.482534             -19.91%             36,041            2000
Pincus Trust - Global           ---------------------------------------------------------------------------------------------
Post-Venture Capital                 12.739606             20.579437              61.54%             32,895            1999
Portfolio(1) - Q/NQ             ---------------------------------------------------------------------------------------------
                                     10.000000             12.739606              27.40%                  0            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                16.374564             11.989196             -26.78%             52,881            2000
Pincus Trust -                  ---------------------------------------------------------------------------------------------
International Equity                 10.801619             16.374564              51.59%             41,776            1999
Portfolio(2) - Q/NQ             ---------------------------------------------------------------------------------------------
                                     10.000000             10.801619               8.02%                  0            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                12.269490             13.203287               7.61%             60,726            2000
Pincus Trust - Value            ---------------------------------------------------------------------------------------------
Portfolio(3) - Q/NQ                  11.688738             12.269490               4.97%             32,909            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000             11.688738              16.89%                 25            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment                   12.890242             12.481806              -3.17%            129,250            2000
Portfolios - European           ---------------------------------------------------------------------------------------------
Equity Portfolio - Initial           10.000000             12.890242              28.90%             14,261            1999
Shares - Q/NQ                   ---------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.



(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.



(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF            YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                 16.397708              14.414394           -12.10%              673,816            2000
Responsible Growth Fund,        ---------------------------------------------------------------------------------------------
Inc. - Initial Shares - Q/NQ         12.758878              16.397708            28.52%              270,366            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              12.758878            27.59%                2,838            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,            14.736468              13.209188           -10.36%            2,748,432            2000
Inc. - Initial Shares - Q/NQ    ---------------------------------------------------------------------------------------------
                                     12.367188              14.736468            19.16%            1,201,271            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              12.367188            23.67%               28,572            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.442893              13.195948            -1.84%              632,440            2000
Fund -Appreciation              ---------------------------------------------------------------------------------------------
Portfolio(1) - Initial Shares -      12.207586              13.442893            10.12%              368,162            1999
Q/NQ                            ---------------------------------------------------------------------------------------------
                                     10.000000              12.207586            22.08%                2,910            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -          9.790385              10.684388             9.13%              186,563            2000
Federated Quality Bond          ---------------------------------------------------------------------------------------------
Fund II - Q/NQ                       10.000000               9.790385            -2.10%               15,095            1999
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           12.440601              13.313013             7.01%            1,200,222            2000
Portfolio: Service Class -      ---------------------------------------------------------------------------------------------
Q/NQ                                 11.850451              12.440601             4.98%              555,212            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              11.850451            18.50%                2,107            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.653733              15.512519           -12.13%            3,238,186            2000
Portfolio: Service Class -      ---------------------------------------------------------------------------------------------
Q/NQ                                 13.015101              17.653733            35.64%            1,168,997            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              13.015101            30.15%               10,429            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             11.087928               8.478210           -23.54%              575,925            2000
Portfolio: Service Class -      ---------------------------------------------------------------------------------------------
Q/NQ                                 10.384114              11.087928             6.78%              263,938            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              10.384114             3.84%                2,129            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                15.900927              12.702222           -20.12%              444,778            2000
Portfolio: Service Class -      ---------------------------------------------------------------------------------------------
Q/NQ                                 11.296846              15.900927            40.76%              150,438            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              11.296846            12.97%                2,193            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.457984              14.247834            -7.83%            2,281,488            2000
Contrafund(R) Portfolio:        ---------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.602507              15.457984            22.66%              996,867            1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              12.602507            26.03%               12,050            1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF            YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth             12.785954             10.463173             -18.17%              575,763            2000
Opportunities Portfolio:        ---------------------------------------------------------------------------------------------
Service Class - Q/NQ                12.421717             12.785954               2.93%              360,972            1999
                                ---------------------------------------------------------------------------------------------
                                    10.000000             12.421717              24.22%                2,338            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                10.000000              8.145127             -18.55%            2,801,845            2000
Capital Appreciation            ---------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global         10.000000              6.509446             -34.91%            2,037,720            2000
Technology Portfolio:           ---------------------------------------------------------------------------------------------
Service Shares - Q/NQ
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                10.000000              8.181886             -18.18%            1,896,028            2000
International Growth            ---------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation           12.767993              9.268169             -27.41%              615,832            2000
Fund - Q/NQ                     ---------------------------------------------------------------------------------------------
                                    12.392954             12.767993               3.03%              437,518            1999
                                ---------------------------------------------------------------------------------------------
                                    10.000000             12.392954              23.93%                2,724            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap           14.644558             16.670157              13.83%              178,076            2000
Index Fund(1) - Q/NQ            ---------------------------------------------------------------------------------------------
                                    12.257790             14.644558              19.47%               18,380            1999
                                ---------------------------------------------------------------------------------------------
                                    10.000000             12.257790              22.58%                    0            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity          13.963829             12.331560             -11.69%              187,275            2000
Income Fund(2) - Q /NQ          ---------------------------------------------------------------------------------------------
                                    11.927845             13.963829              17.07%               39,186            1999
                                ---------------------------------------------------------------------------------------------
                                    10.000000             11.927845              19.28%                1,552            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High            10.764664              9.755865              -9.37%              163,738            2000
Income Bond Fund(3) - Q/NQ      ---------------------------------------------------------------------------------------------
                                    10.558563             10.764664               1.95%               41,627            1999
                                ---------------------------------------------------------------------------------------------
                                    10.000000             10.558563               5.59%                1,154            1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging         10.000000              8.686950             -13.13%                1,652            2000
Markets Fund - Q/NQ             ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2)Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF            YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global          10.000000               6.000048                -40.00%            37,213             2000
Technology and                  ---------------------------------------------------------------------------------------------
Communications Fund - Q/NQ
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT                 10.000000               9.222891                 -7.77%               820             2000
International Growth Fund -     ---------------------------------------------------------------------------------------------
Q/NQ

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund -         9.816007              10.914977                 11.20%           726,176             2000
Q/NQ                            ---------------------------------------------------------------------------------------------
                                   10.174058               9.816007                 -3.52%           293,407             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              10.174058                  1.74%             1,172             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT              10.735723              10.570325                 -1.54%           189,272             2000
Balanced Fund(1) - Q/NQ         ---------------------------------------------------------------------------------------------
                                   10.772545              10.735723                 -0.34%            54,933             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              10.772545                  7.73%               842             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector         10.510552              10.972282                  4.39%           164,790             2000
Bond Fund(2) - Q/NQ             ---------------------------------------------------------------------------------------------
                                   10.475252              10.510552                  0.34%            45,312             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              10.475252                  4.75%             1,706             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -          10.489614              10.989031                  4.76%         2,526,306             2000
Q/NQ                            ---------------------------------------------------------------------------------------------
                                   10.126097              10.489614                  3.59%           992,465             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              10.126097                  1.26%            48,756             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50          14.267173              12.359900                -13.37%           127,914             2000
Fund(3) - Q/NQ                  ---------------------------------------------------------------------------------------------
                                   11.747364              14.267173                 21.45%            75,630             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              11.747364                 17.47%                 0             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap          20.338511              16.846010                 17.17%           181,557             2000
Growth Fund(4) - Q/NQ           ---------------------------------------------------------------------------------------------
                                   10.000000              20.338511                103.39%            31,219             1999
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap          15.896867              17.466310                  9.87%           164,209             2000
Value Fund - Q/NQ               ---------------------------------------------------------------------------------------------
                                   12.586199              15.896867                 26.30%            72,346             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              12.586199                 25.86%             1,878             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.91%.

(1) Formerly, NSAT Nationwide Balanced Fund.


(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.


(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small              17.099098              18.398225                  7.60%         341,249             2000
Company Fund - Q/NQ             ---------------------------------------------------------------------------------------------
                                   12.016781              17.099098                 42.29%          80,387             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              12.016781                 20.17%               0             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic          11.949113              12.704964                  6.33%          68,829             2000
Value Fund - Q/NQ               ---------------------------------------------------------------------------------------------
                                   12.477330              11.949113                 -4.23%          13,362             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              12.477330                 24.77%             853             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap           22.750997              19.022019                -16.39%         391,137             2000
Growth Fund(1) - Q/NQ             -------------------------------------------------------------------------------------------
                                   12.463581              22.750997                 82.54%         139,347             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              12.463581                 24.64%               0             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund -           12.646339              12.230458                 -3.29%         966,710             2000
Q/NQ                            ---------------------------------------------------------------------------------------------
                                   11.968910              12.646339                  5.66%         269,704             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              11.968910                 19.69%           2,349             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth            10.000000               6.325751                -36.74%           1,305             2000
Focus Fund - Q/NQ               ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               13.976229              13.965623                 -0.08%         190,158             2000
Guardian Portfolio - Q/NQ       ---------------------------------------------------------------------------------------------
                                   12.307946              13.976229                 13.55%         141,287             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              12.307946                 23.08%               0             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               20.834304              19.049729                 -8.57%         720,898             2000
Mid-Cap Growth Portfolio -      ---------------------------------------------------------------------------------------------
Q/NQ                               13.702754              20.834304                 52.04%         183,595             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              13.702754                 37.03%           1,744             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT               12.539993              12.477284                 -0.50%         231,429             2000
Partners Portfolio - Q/NQ       ---------------------------------------------------------------------------------------------
                                   11.821068              12.539993                  6.08%         127,887             1999
                                ---------------------------------------------------------------------------------------------
                                   10.000000              11.821068                 18.21%           2,787             1998
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               23.512658              20.620784                -12.30%         886,753             2000
Account Funds - Oppenheimer     ---------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(1) -     12.961315              23.512658                 81.41%         147,653             1999
Q/NQ                            ---------------------------------------------------------------------------------------------
                                   10.000000              12.961315                 29.61%           1,383             1998
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF          YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               17.848621              17.594890              -1.42%             1,053,477          2000
Account Funds - Oppenheimer     ---------------------------------------------------------------------------------------------
Capital Appreciation               12.752843              17.848621              39.96%               276,633          1999
Fund/VA(1) - Q/NQ               ---------------------------------------------------------------------------------------------
                                   10.000000              12.752843              27.53%                 2,543          1998
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               10.000000               9.521827              -4.78%               175,518          2000
Account Funds - Oppenheimer     ---------------------------------------------------------------------------------------------
Global Securities Fund/VA -
Q/NQ                            ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable               14.609212              13.168121              -9.86%             1,275,868          2000
Account Funds - Oppenheimer     ---------------------------------------------------------------------------------------------
Main Street Growth & Income        12.149185              14.609212              20.25%               370,716          1999
Fund/VA(2) - Q/NQ               ---------------------------------------------------------------------------------------------
                                   10.000000              12.149185              21.49%                 2,736          1998
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,        10.000000               9.776003              -2.24%               180,575          2000
Inc. - Q/NQ                     ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional        14.572201              16.037786              10.06%                50,072          2000
Funds, Inc. - Emerging          ---------------------------------------------------------------------------------------------
Markets Debt Portfolio(3) -        11.400149              14.572201              27.82%                32,668          1999
Q/NQ                            ---------------------------------------------------------------------------------------------
                                   10.000000              11.400149              14.00%                   593          1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional        10.000000               8.620055             -13.80%               158,997          2000
Funds, Inc. - Mid Cap           ---------------------------------------------------------------------------------------------
Growth Portfolio - Q/NQ
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional        12.479280              12.974262               3.97%               155,239          2000
Funds, Inc. - U.S. Real         ---------------------------------------------------------------------------------------------
Estate Portfolio - Q/NQ
                                ---------------------------------------------------------------------------------------------

                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

-----------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE    NUMBER OF          YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION   ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE        UNITS AT END OF
                                                                                                 PERIOD
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          23.947713              13.755231             -42.56%            124,085           2000
Trust - Worldwide Emerging      ---------------------------------------------------------------------------------------------
Markets Fund - Q/NQ                  12.101814              23.947713              97.89%             51,918           1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              12.101814              21.02%              1,018           1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          12.649846              13.923943              10.07%             29,361           2000
Trust - Worldwide Hard          ---------------------------------------------------------------------------------------------
Assets Fund - Q/NQ                   10.581149              12.649846              19.55%             28,359           1999
                                ---------------------------------------------------------------------------------------------
                                     10.000000              10.581149               5.81%                  0           1998
                                ---------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

             NO OPTIONAL BENEFITS ELECTED (TOTAL 1.20%)(KEY CHOICE)
       (VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)



--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE          UNITS AT END OF
                                                                                                   PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.495483             12.802086             -11.68%               819,540            2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.431326             14.495483              16.60%               371,526            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            17.674116             14.524713             -17.82%               995,517            2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           10.904652             17.674116              62.08%               265,458            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.263216             13.147862              16.73%               324,487            2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.497731             11.263216              -2.04%               157,763            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                16.374564             11.989196             -26.78%                52,881            2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 10.801619             16.374564              51.59%                41,776            1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.442893             13.195948              -1.84%               632,440            2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(2) - Initial Shares -      12.207586             13.442893              10.12%               368,162            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.653733             15.512519             -12.13%             3,238,186            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.015101             17.653733              35.64%             1,168,997            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.457984             14.247834              -7.83%             2,281,488            2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.602507             15.457984              22.66%               996,867            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.963829             12.331560             -11.69%               187,275            2000
Income Fund(3) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.927845             13.963829              17.07%                39,186            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - International Equity Portfolio.


(2) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

(3) Formerly, Formerly, NSAT Nationwide Equity Income Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE          UNITS AT END OF
                                                                                                   PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.764664               9.755865              -9.37%              163,738            2000
Income Bond Fund(1) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.558563              10.764664               1.95%               41,627            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.510552              10.972282               4.39%              164,790            2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.475252              10.510552               0.34%               45,312            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.489614              10.989031               4.76%            2,526,306            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.126097              10.489614               3.59%              992,465            1999
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.099098              18.398225               7.60%              341,249            2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.016781              17.099098              42.29%               80,387            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 20.834304              19.049729              -8.57%              720,898            2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.702754              20.834304              52.04%              183,595            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.539993              12.477284              -0.50%              231,429            2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.821068              12.539993               6.08%              127,887            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 23.512658              20.620784             -12.30%              886,753            2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(3) -       12.961315              23.512658              81.41%              147,653            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance           10.060160               9.827143              -2.32%              499,777            2000
Funds - Diversified Stock       ------------------------------------------------------------------------------------------------
Fund: Class A - Q/NQ                 10.000000              10.060160               0.60%              288,815            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.930934              10.893906               9.70%               95,680            2000
Funds - Investment Quality      ------------------------------------------------------------------------------------------------
Bond Fund: Class A - Q/NQ            10.000000               9.930934              -0.69%               71,512            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.896766              11.829701              19.53%               53,242            2000
Funds - Small Company           ------------------------------------------------------------------------------------------------
Opportunity Fund: Class A -          10.000000               9.896766              -1.03%               35,893            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.90%.

(1) Formerly, Formerly, NSAT Nationwide High Income Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)
        (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION          PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END     IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD             UNIT VALUE          UNITS AT END OF
                                                                                                   PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.485724              12.787029            -11.73%              186,250             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth           12.429254              14.485724             16.55%              107,315             1999
-Q/NQ                           ------------------------------------------------------------------------------------------------
                                     10.000000              12.429254             24.29%                    0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            17.662250              14.507647            -17.86%              157,209             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           10.902825              17.662250             62.00%               55,070             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              10.902825              9.03%                    0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.255628              13.132406             16.67%               72,845             2000
Portfolios, Inc - American      ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.495807              11.255628             -2.09%               37,814             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.495807             14.96%                  322             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                20.565582              16.463131            -19.95%                2,329             2000
Pincus Trust - Global           ------------------------------------------------------------------------------------------------
Post-Venture Capital                 12.737475              20.565582             61.46%                3,581             1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.000000              12.737475             27.37%                    0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                16.363554              11.975093            -26.82%               11,591             2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 10.799816              16.363554             51.52%               25,347             1999
Portfolio(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.000000              10.799816              8.00%                    0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                12.261224              13.187744              7.56%                6,235             2000
Pincus Trust - Value            ------------------------------------------------------------------------------------------------
Portfolio(3) - Q/NQ                  11.686779              12.261224              4.92%                4,765             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.686779             16.87%                    0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment                   12.888550              12.473885             -3.22%               15,562             2000
Portfolios - European           ------------------------------------------------------------------------------------------------
Equity Portfolio - Initial           10.000000              12.888550             28.89%                2,491             1999
Shares - Q/NQ                   ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.



(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.



(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                 16.386683              14.397461            -12.41%               79,534            2000
Responsible Growth Fund,        ------------------------------------------------------------------------------------------------
Inc. - Initial Shares - Q/NQ         12.756741              16.386683             28.46%               39,599            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.756741             27.57%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,            14.726559              13.193664            -10.41%              394,255            2000
Inc. - Initial Shares - Q/NQ    ------------------------------------------------------------------------------------------------
                                     12.365124              14.726559             19.10%              247,877            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.365124             23.65%                1,686            Z1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.433832              13.180436             -1.89%               99,565            2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(1) - Initial Shares -      12.205549              13.433832             10.06%               44,194            1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.205549             22.06%                    0            1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -          9.787093              10.675429              9.08%               50,314            2000
Federated Quality Bond          ------------------------------------------------------------------------------------------------
Fund II - Q/NQ                       10.000000               9.787093             -2.13%                  847            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           12.432231              13.297371              6.96%              256,001            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 11.848469              12.432231              4.93%              151,233            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.848469             18.48%                1,549            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.641868              15.494279            -12.17%              344,589            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.012933              17.641868             35.57%              180,701            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              13.012933             30.13%               1, 201            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             11.080460               8.468211            -23.58%               95,145            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 10.382374              11.080460              6.72%               55,419            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.382374              3.82%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                15.890221              12.687275            -20.16%               80,303            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 11.294949              15.890221             40.68%               54,276            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.294949             12.95%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.447579              14.231074             -7.88%              274,120            2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.600399              15.447579             22.60%              127,599            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.600399             26.00%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth              12.777351              10.450878            -18.21%              113,236           2000
Opportunities Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.419643              12.777351              2.88%               53,366           1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.419643             24.20%                    0           1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.141323            -18.59%              239,499           2000
Capital Appreciation            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global          10.000000               6.506406            -34.94%              278,177           2000
Technology Portfolio:           ------------------------------------------------------------------------------------------------
Service Shares - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.178071            -18.22%              143,228           2000
International Growth            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation            12.759401               9.257262            -27.45%               93,667           2000
Fund - Q/NQ                     ------------------------------------------------------------------------------------------------
                                     12.390885              12.759401              2.97%               77,387           1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.390885             23.91%                    0           1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap            14.634711              16.650563             13.77%               21,219           2000
Index Fund(1) - Q/NQ            ------------------------------------------------------------------------------------------------
                                     12.255745              14.634711             19.41%                2,577           1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.255745             22.56%                    0           1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.954430              12.317063            -11.73%               10,623           2000
Income Fund(2) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.925844              13.954430             17.01%                3,512           1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.925844             19.26%                    0           1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.757403               9.744373             -9.42%               16,819           2000
Income Bond Fund(3) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.556787              10.757403              1.90%               10,766           1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.556787              5.57%                    0           1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging          10.000000               8.685889            -13.14%                    0           2000
Markets Fund - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global            10.000000               5.999315            -40.01%                  858            2000
Technology and                  ------------------------------------------------------------------------------------------------
Communications Fund - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT                   10.000000               9.221767             -7.78%                    0            2000
International Growth Fund -     ------------------------------------------------------------------------------------------------
Q/NQ
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund -           9.809384              10.902126             11.41%              107,028            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.172348               9.809384             -3.57%               70,311            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.172348              1.72%                  442            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT                10.728485              10.557899             -1.59%               52,081            2000
Balanced Fund(1) - Q/NQ         ------------------------------------------------------------------------------------------------
                                     10.770735              10.728485             -0.39%               13,101            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.770735              7.71%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.503468              10.959378              4.34%               26,619            2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.473496              10.503468              0.29%                4,006            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.473496              4.73%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.482530              10.976083              4.71%              399,735            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.124383              10.482530              3.54%              187,333            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.124838              1.24%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50            14.257588              12.345376            -13.41%               37,859            2000
Fund(3) - Q/NQ                  ------------------------------------------------------------------------------------------------
                                     11.745400              14.257588             21.39%               17,243            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.745400             17.45%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            20.331712              16.831886            -17.21%               21,777            2000
Growth Fund(4) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     10.000000              20.331712            103.32%                4,348            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            15.886176              17.445777              9.82%               20,818            2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     12.584102              15.886176             26.24%               13,780            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.584102             25.84%                  310            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.86%.


(1) Formerly, NSAT Nationwide Balanced Fund.


(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.


(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.087592              18.376589              7.54%              39,787             2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.014774              17.087592             42.22%              21,133             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.014774             20.15%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic            11.941061              12.690016              6.27%              13,530             2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     12.475236              11.941061             -4.28%               6,718             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.475236             24.75%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap             22.735718              18.999657            -16.43%              61,218             2000
Growth Fund(1) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     12.461498              22.735718             82.45%              35,107             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.461498             24.61%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund -             12.637807              12.216049             -3.34%             122,724             2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     11.966903              12.637807              5.61%              70,583             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.966903             19.67%                 137             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth              10.000000               6.324975            -36.75%                   0             2000
Focus Fund - Q/NQ               ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 13.966839              13.949218             -0.13%              29,065             2000
Guardian Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     12.305897              13.966839             13.50%              14,055             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.305897             23.06%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 20.820318              19.027345             -8.61%              94,090             2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.700471              20.820318             51.97%              27,943             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              13.700471             37.00%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.531553              12.462618             -0.55%              52,582             2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.819096              12.531553              6.03%              34,451             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.819096             18.19%                 789             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 23.496887              20.596567            -12.34%             117,098             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(2) -       12.959156              23.496887             81.31%              46,475             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.959156             29.59%                 678             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 17.836627              17.574219             -1.47%             111,545             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Capital Appreciation                 12.750719              17.836627             39.89%               46,051            1999
Fund/VA(1) - Q/NQ               ------------------------------------------------------------------------------------------------
                                     10.000000              12.750719             27.51%                    0            1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 10.000000               9.518646             -4.81%               14,817            2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Global Securities Fund/VA -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 14.599387              13.152642             -9.91%              230,236            2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Main Street Growth & Income          12.147153              14.599387             20.19%               98,584            1999
Fund/VA(2) - Q/NQ               ------------------------------------------------------------------------------------------------
                                     10.000000              12.147153             21.47%                    0            1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,          10.000000               9.772739             -2.27%               29,013            2000
Inc. - Q/NQ                     ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          14.562396              16.018934             10.00%                1,959            2000
Funds, Inc. - Emerging          ------------------------------------------------------------------------------------------------
Markets Debt Portfolio(3) -          11.398245              14.562396             27.76%                  370            1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              11.398245             13.98%                    0            1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          10.000000               8.617166            -13.83%               15,237            2000
Funds, Inc. - Mid Cap           ------------------------------------------------------------------------------------------------
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          12.466313              12.959009              3.95%                6,987            2000
Funds, Inc. - U.S. Real         ------------------------------------------------------------------------------------------------
Estate Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          23.931619              13.739047            -42.59%               13,822            2000
Trust - Worldwide Emerging      ------------------------------------------------------------------------------------------------
Markets Fund - Q/NQ                  12.099788              23.931619             97.79%                9,653            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.099788             21.00%                    0            1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          12.641312              13.907561             10.02%              3,614             2000
Trust - Worldwide Hard          ------------------------------------------------------------------------------------------------
Assets Fund - Q/NQ                   10.579367              12.641312             19.49%                753             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.579367              5.79%                  0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

               OPTIONAL BENEFITS ELECTED (TOTAL 1.25%)(KEY CHOICE)
        (VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE
                                VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.485724              12.787029             -11.73%             186,250            2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.429254              14.485724              16.55%             107,315            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            17.662250              14.507647             -17.86%             157,209            2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           10.902825              17.662250              62.00%              55,070            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.255628              13.132406              16.67%              72,845            2000
Portfolios, Inc - American      ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.495807              11.255628              -2.09%              37,814            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                16.363554              11.975093             -26.82%              11,591            2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 10.799816              16.363554              51.52%              25,347            1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.433832              13.180436              -1.89%              99,565            2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(2) - Initial Shares -      12.205549              13.433832              10.06%              44,194            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.641868              15.494279             -12.17%             344,589            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.012933              17.641868              35.57%             180,701            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.447579              14.231074              -7.88%             274,120            2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.600399              15.447579              22.60%             127,599            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.954430              12.317063             -11.73%              10,623            2000
Income Fund(3) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.925844              13.954430              17.01%               3,512            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - International Equity Portfolio.


(2) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

(3) Formerly, Formerly, NSAT Nationwide Equity Income Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.757403              9.744373              -9.42%              16,819             2000
Income Bond Fund(1) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.556787             10.757403               1.90%              10,766             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.503468             10.959378               4.34%              26,619             2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.473496             10.503468               0.29%               4,006             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.482530             10.976083               4.71%             399,735             2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.124383             10.482530               3.54%             187,333             1999
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.087592             18.376589               7.54%              39,787             2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.014774             17.087592              42.22%              21,133             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 20.820318             19.027345              -8.61%              94,090             2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 13.700471             20.820318              51.97%              27,943             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.531553             12.462618              -0.55%              52,582             2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.819096             12.531553               6.03%              34,451             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 23.496887             20.596567             -12.34%             117,098             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(3) -       12.959156             23.496887              81.31%              46,475             1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance           10.057633              9.819759              -2.37%              20,973             2000
Funds - Diversified Stock       ------------------------------------------------------------------------------------------------
Fund: Class A - Q/NQ                 10.000000             10.057633               0.58%               4,891             1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.85%.

(1) Formerly, Formerly, NSAT Nationwide High Income Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.928452             10.885745               9.64%             4,485               2000
Funds - Investment Quality      ------------------------------------------------------------------------------------------------
Bond Fund: Class A - Q/NQ            10.000000              9.928452              -0.72%               883               1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.894290             11.820812              19.47%             3,375               2000
Funds - Small Company           ------------------------------------------------------------------------------------------------
Opportunity Fund: Class A -          10.000000              9.894290              -1.06%               772               1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)
        (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.534695              12.797950            -11.95%             80,711               2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.502898              14.534695             16.25%              4,815               1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.502898             25.03%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            19.471172              15.953179            -18.07%             94,633               2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           12.049887              19.471172             61.59%             24,626               1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.049887             20.50%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.005082              12.807784             16.38%             31,072               2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.268440              11.005082             -2.34%                929               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.268440             12.68%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                20.656350              16.494084            -20.15%                  0               2000
Pincus Trust - Global           ------------------------------------------------------------------------------------------------
Post-Venture Capital                 12.826101              20.656350             61.05%                  0               1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.000000              12.826101             28.26%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                17.441358              12.731669            -27.00%              3,729               2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 11.540306              17.441358             51.13%              1,102               1999
Portfolio(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.000000              11.540306             15.40%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                12.436688              13.342824              7.29%              3,264               2000
Pincus Trust - Value            ------------------------------------------------------------------------------------------------
Portfolio(3) - Q/NQ                  11.884096              12.436688              4.65%                  0               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.884096             18.84%                  0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment                   12.880083              12.434292             -3.46%              8,006               2000
Portfolios - European           ------------------------------------------------------------------------------------------------
Equity Portfolio- Initial            10.000000              12.880083             28.80%                  0               1999
Shares - Q/NQ                   ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.



(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.



(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                 16.364824              14.342049            -12.36%              68,385             2000
Responsible Growth Fund,        ------------------------------------------------------------------------------------------------
Inc. - Initial Shares - Q/NQ         12.772030              16.364824             29.13%               8,354             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.772030             27.72%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,            14.792159              13.219073            -10.63%             236,780             2000
Inc. - Initial Shares - Q/NQ    ------------------------------------------------------------------------------------------------
                                     12.451705              14.792159             18.80%             130,897             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.451705             24.52%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.588614              13.298747             -2.13%              31,636             2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(1) - Initial Shares -      12.377494              13.588614              9.78%               7,602             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.377494             23.77%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -          9.770666              10.630687              8.80%              11,893             2000
Federated Quality Bond          ------------------------------------------------------------------------------------------------
Fund II - Q/NQ                       10.000000               9.770666             -2.29%                   0             1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           12.347825              13.173869              6.69%              99,488             2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 11.797885              12.347825              4.66%              16,934             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.797885             17.98%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.446540              15.284127            -12.39%             252,691             2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 12.901477              17.446540             35.23%              43,934             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.901477             29.01%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             11.198884               8.537159            -23.77%              34,419             2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 10.519957              11.198884              6.45%               4,857             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.519957              5.20%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                17.085125              13.606956            -20.36%              24,379             2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 12.175055              17.085125             40.33%               8,652             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.175055             21.75%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.633362              14.365961             -8.11%             267,440             2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class -Q/NQ                  12.784276              15.633362             22.29%              47,629             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.784276             27.84%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth              12.619265              10.295564            -18.41%               32.541            2000
Opportunities Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.297109              12.619265              2.62%               11,043            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.297109             22.97%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.122329            -18.78%              345,346            2000
Capital Appreciation            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global          10.000000               6.491188            -35.09%              253,929            2000
Technology Portfolio:           ------------------------------------------------------------------------------------------------
Service Shares - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.158972            -18.41%              264,842            2000
International Growth            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation            17.764281               9.237443            -27.63%               39,235            2000
Fund - Q/NQ                     ------------------------------------------------------------------------------------------------
                                     12.427070              17.764281              2.71%               17,353            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.427070             24.27%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap            14.580726              16.547367             13.49%               14,711            2000
Index Fund(1) - Q/NQ            ------------------------------------------------------------------------------------------------
                                     12.241505              14.580726             19.11%                  923            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.241505             22.42%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.812331              12.160926            -11.96%                8,650            2000
Income Fund(2) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.834345              13.812331             16.71%                    0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.834345             18.34%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.499020               9.486372             -9.65%                6,505            2000
Income Bond Fund(3) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.329379              10.499020              1.64%                  845            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.329379              3.29%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging          10.000000               8.680573            -13.19%                    0            2000
Markets Fund - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global            10.000000             5.995625            -40.04%               8,691               2000
Technology and                  ------------------------------------------------------------------------------------------------
Communications Fund - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT                   10.000000             9.216139             -7.84%                   0               2000
International Growth Fund -     ------------------------------------------------------------------------------------------------
Q/NQ
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund -           9.467860            10.496056             10.86%              57,683               2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                      9.843122             9.467860             -3.81%               2,080               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000             9.843122             -1.57%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT                10.597955            10.403190             -1.84%              23,722               2000
Balanced Fund(1) - Q/NQ         ------------------------------------------------------------------------------------------------
                                     10.666693            10.597955             -0.64%               5,671               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000            10.666693              6.67%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.238786            10.656316              4.08%              22,642               2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.235484            10.238786              0.03%                 510               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000            10.235484              2.35%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.415808            10.878760              4.44%             305,545               2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.085474            10.415808              3.28%              44,119               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000            10.085474              0.85%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50            14.771891            12.758477            -13.63%              57,683               2000
Fund(3) - Q/NQ                  ------------------------------------------------------------------------------------------------
                                     12.199950            14.771891             21.08%               2,843               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000            12.199950             22.00%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            20.297724            16.761357            -17.42%              24,488               2000
Growth Fund(4) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     10.000000            20.297724            102.98%              15,068               1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            16.308373            17.864340              9.54%              24,375               2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     12.951308            16.308373             25.92%              11,682               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000            12.951308             29.51%                   0               1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.61%.

(1) Formerly, NSAT Nationwide Balanced Fund.


(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.


(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.180698              18.430186              7.27%              45,866             2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.110854              17.180698             41.86%               1,372             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.110854             21.11%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic            12.426696              13.172860              6.00%               5,653             2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     13.015559              12.426696             -4.52%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              13.015559             30.16%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap             23.032196              19.198852            -16.64%              49,523             2000
Growth Fund(1) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     12.655972              23.032196             81.99%              14,976             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.655972             26.56%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund -             12.620906              12.169023             -3.58%              82,124             2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     11.981226              12.620906              5.34%               1,493             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.981226             19.81%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth              10.000000               6.321085            -36.79%                 399             2000
Focus Fund - Q/NQ               ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 14.574691              14.519679             -0.38%              20,174             2000
Guardian Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     12.874049              14.574691             13.21%               4,594             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.874049             28.74%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 21.318413              19.433420             -8.84%              60,505             2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 14.063808              21.318413             51.58%               2,446             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              14.063808             40.64%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.528364              12.428094             -0.80%               7,033             2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.846069              12.528364              5.76%               3,665             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.846069             18.46%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(2) -       23.834283              20.839650            -12.56%             103,103             2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     13.178533              23.834283             80.86%              22,221             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              13.178533             31.79%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 18.462618              18.145209             -1.72%              98,409             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Capital Appreciation                 13.231670              18.462618             39.53%              10,776             1999
Fund/VA(1)- Q/NQ                ------------------------------------------------------------------------------------------------
                                     10.000000              13.231670             32.23%                   0             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 10.000000               9.502715             -4.97%              23,614             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Global Securities Fund/VA -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 14.779520              13.281403            -10.14%             150,751             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Main Street Growth & Income          12.328212              14.779520             19.88%              13,115             1999
Fund/VA(2) Q/NQ                 ------------------------------------------------------------------------------------------------
                                     10.000000              12.328212             23.28%                   0             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,          10.000000               9.756374             -2.44%              26,794             2000
Inc. - Q/NQ                     ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          14.507420              15.918288              9.73%               4,452             2000
Funds, Inc. - Emerging          ------------------------------------------------------------------------------------------------
Markets Debt Portfolio(3)-           11.383996              14.507420             27.44%                   0             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              11.383996             13.84%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          10.000000               8.602719            -13.97%              54,837             2000
Funds, Inc. - Mid Cap           ------------------------------------------------------------------------------------------------
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          10.000000              12.487759              3.88%               8,847             2000
Funds, Inc. - U.S. Real         ------------------------------------------------------------------------------------------------
Estate Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          24.900624              14.259243            -42.74%             6,421               2000
Trust - Worldwide Emerging      ------------------------------------------------------------------------------------------------
Markets Fund - Q/NQ                  12.621572              24.900624             97.29%               338               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.621572             26.22%                 0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          11.809742              12.959993              9.74%             3,431               2000
Trust - Worldwide Hard          ------------------------------------------------------------------------------------------------
Assets Fund - Q/NQ                    9.908503              11.809742             19.19%                 0               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000               9.908503             -0.91%                 0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

              OPTIONAL BENEFITS ELECTED (TOTAL 1.50%) (KEY CHOICE)
       (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE
                               VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.534695              12.797950            -11.95%              80,711             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.502898              14.534695             16.25%               4,815             1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            19.471172              15.953179            -18.07%              94,633             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           12.049887              19.471172             61.59%              24,626             1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            11.005082              12.807784             16.38%              31,072             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.268440              11.005082             -2.34%                 929             1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                17.441358              12.731669            -27.00%               3,729             2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 11.540306              17.441358             51.13%               1,102             1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.588614              13.298747             -2.13%              31,636             2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(2) - Q/NQ                  12.377494              13.588614              9.78%               7,602             1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.446540              15.284127            -12.39%             252,691             2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 12.901477              17.446540             35.23%              43,934             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.633362              14.365961             -8.11%             267,440             2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.784276              15.633362             22.29%              47,629             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.812331              12.160926            -11.96%               8,650             2000
Income Fund(3) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.834345              13.812331             16.71%                   0             1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - International Equity Portfolio.


(2) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

(3) Formerly, Formerly, NSAT Nationwide Equity Income Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.499020               9.486372             -9.65%               6,505            2000
Income Bond Fund(1) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.329379              10.499020              1.64%                 845            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.238786              10.656316              4.08%              22,642            2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.235484              10.238786              0.03%                 510            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.415808              10.878760              4.44%             305,545            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.085474              10.415808              3.28%              44,119            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.180698              18.430186              7.27%              45,866            2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.110854              17.180698             41.86%               1,372            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 21.318413              19.433420             -8.84%              60,505            2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 14.063808              21.318413             51.58%               2,446            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.528364              12.428094             -0.80%               7,033            2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.846069              12.528364              5.76%               3,655            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 23.834283              20.839650            -12.56%             103,103            2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(3) -       13.178533              23.834283             80.86%              22,221            1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance           10.045034               9.782879             -2.61%              12,614            2000
Funds - Diversified Stock       ------------------------------------------------------------------------------------------------
Fund: Class A - Q/NQ                 10.000000              10.045034              0.45%               5,099            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was 4.61%.


(1) Formerly, Formerly, NSAT Nationwide High Income Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.916014              10.844847              9.37%               3,868             2000
Funds - Investment Quality      ------------------------------------------------------------------------------------------------
Bond Fund: Class A - Q/NQ            10.000000               9.916014             -0.84%                 390             1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Victory Variable Insurance            9.881888              11.776397             19.17%               2,025             2000
Funds - Small Company           ------------------------------------------------------------------------------------------------
Opportunity Fund: Class A -          10.000000               9.881888             -1.18%                 846             1999
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)
        (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE
                                VARIABLE ACCOUNT)


--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            14.525483              12.783396            -11.99%               1,130             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Income & Growth -         12.501318              14.525483             16.19%                   0             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.501318             25.01%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            19.458849              15.935027            -18.11%              11,370             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP International -           12.048368              19.458849             61.51%                 175             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              12.048368             20.48%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
American Century Variable            10.998104              12.793204             16.32%               1,285             2000
Portfolios, Inc. - American     ------------------------------------------------------------------------------------------------
Century VP Value - Q/NQ              11.267010              10.998104             -2.39%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.267010             12.67%                   0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                20.643272              16.475303            -20.19%                   0             2000
Pincus Trust - Global           ------------------------------------------------------------------------------------------------
Post-Venture Capital                 12.824482              20.643272             60.97%                   0             1999
Portfolio(1) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.000000              12.824482             28.24%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                17.430313              12.717168            -27.04%                   0             2000
Pincus Trust -                  ------------------------------------------------------------------------------------------------
International Equity                 11.538849              17.430313             51.06%                   0             1999
Portfolio - Q/NQ                ------------------------------------------------------------------------------------------------
                                     10.000000              11.538849             15.39%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Warburg                12.428801              13.327642              7.23%               1,949             2000
Pincus Trust - Value            ------------------------------------------------------------------------------------------------
Portfolio(2) - Q/NQ                  11.882597              12.428801              4.60%                 366             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.882597             18.83%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Investment                   12.878387              12.426374             -3.51%               2,522             2000
Portfolios - European           ------------------------------------------------------------------------------------------------
Equity Portfolio- Initial            10.000000              12.878387             28.78%                   0             1999
Shares - Q/NQ                   ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.



(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.



(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially                 16.354471              14.325738            -12.40%               12,798            2000
Responsible Growth Fund,        ------------------------------------------------------------------------------------------------
Inc. - Initial Shares - Q/NQ         12.770419              16.354471             28.07%                    0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.770419             27.70%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund,            14.782794              13.204037            -10.68%                4,966            2000
Inc. - Q/NQ                     ------------------------------------------------------------------------------------------------
                                     12.450128              14.782794             18.74%                  762            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.450128             24.50%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment          13.580004              13.283611             -2.18%                2,912            2000
Fund -Appreciation              ------------------------------------------------------------------------------------------------
Portfolio(1) - Initial Shares -      12.375935              13.580004              9.73%                  337            1999
Initial Shares - Q/NQ           ------------------------------------------------------------------------------------------------
                                     10.000000              12.375935             23.76%                    0            1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series -          9.767363              10.621724              8.75%                1,687            2000
Federated Quality Bond          ------------------------------------------------------------------------------------------------
Fund II - Q/NQ                       10.000000               9.767363             -2.33%                    0            1999
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income           12.339995              13.158890              6.64%                5,354            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 11.796399              12.339995              4.61%                3,242            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.796399             17.96%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth                  17.435504              15.266755            -12.44%               23,066            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 12.899854              17.435504             35.16%                  276            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.899854             29.00%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income             11.191773               8.527425            -23.81%                    0            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 10.518622              11.191773              6.40%                  718            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.518622              5.19%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas                17.074312              13.591466            -20.40%                4,506            2000
Portfolio: Service Class -      ------------------------------------------------------------------------------------------------
Q/NQ                                 12.173522              17.074312             40.26%                  190            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.173522             21.74%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II                      15.623458              14.349605             -8.15%               35,114            2000
Contrafund(R) Portfolio:        ------------------------------------------------------------------------------------------------
Service Class -Q/NQ                  12.782661              15.623458             22.22%                4,341            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.782661             27.83%                    0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth              12.611273              10.283843            -18.46%              3,589             2000
Opportunities Portfolio:        ------------------------------------------------------------------------------------------------
Service Class - Q/NQ                 12.295562              12.611273              2.57%              3,871             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.295562             22.96%                  0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.118530            -18.81%             20,453             2000
Capital Appreciation            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series - Global          10.000000               6.488148            -35.12%             18,019             2000
Technology Portfolio:           ------------------------------------------------------------------------------------------------
Service Shares - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series -                 10.000000               8.155155            -18.45%             10,254             2000
International Growth            ------------------------------------------------------------------------------------------------
Portfolio: Service Shares -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation            12.756184               9.226923            -27.67%              8,765             2000
Fund - Q/NQ                     ------------------------------------------------------------------------------------------------
                                     12.425504              12.756184              2.66%              5,330             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.425504             24.26%                  0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Dreyfus NSAT Mid Cap            14.571500              16.528554             13.43%              2,873             2000
Index Fund(1) - Q/NQ            ------------------------------------------------------------------------------------------------
                                     12.239965              14.571500             19.05%                  0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.239965             22.40%                  0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT Equity           13.803577              12.147081            -12.00%                  0             2000
Income Fund(2) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     11.832846              13.803577             16.65%                  0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.832846             18.33%                  0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Federated NSAT High             10.492359               9.475563             -9.69%              1,735             2000
Income Bond Fund(3) - Q/NQ      ------------------------------------------------------------------------------------------------
                                     10.328064              10.492359              1.59%                  0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.328064              3.28%                  0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Emerging          10.000000               8.679512            -13.20%                  0             2000
Markets Fund - Q/NQ             ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.

(2) Formerly, NSAT Nationwide Equity Income Fund.

(3) Formerly, NSAT Nationwide High Income Bond Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT Global            10.000000               5.994889            -40.05%                   0            2000
Technology and                  ------------------------------------------------------------------------------------------------
Communications Fund - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Gartmore NSAT                   10.000000               9.215010             -7.85%                   0            2000
International Growth Fund -     ------------------------------------------------------------------------------------------------
Q/NQ
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Government Bond Fund -           9.461864              10.484119             10.80%                   0            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                      9.841878               9.461864             -3.86%                   0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000               9.841878             -1.58%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT J.P. Morgan NSAT                10.591234              10.391332             -1.89%                   0            2000
Balanced Fund(1) - Q/NQ         ------------------------------------------------------------------------------------------------
                                     10.665345              10.591234             -0.69%                   0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.665345              6.65%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT MAS NSAT Multi Sector           10.232296              10.644186              4.03%                 988            2000
Bond Fund(2) - Q/NQ             ------------------------------------------------------------------------------------------------
                                     10.234182              10.232296             -0.02%                   0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.234182              2.34%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Money Market Fund* -            10.409189              10.866357              4.39%               5,236            2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.084183              10.409189              3.22%                   0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              10.084183              0.84%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Global 50            14.762540              12.743972            -13.67%               2,626            2000
Fund(3) - Q/NQ                  ------------------------------------------------------------------------------------------------
                                     12.198407              14.762540             21.02%               2,000            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.198407             21.98%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            20.290923              16.747262            -17.46%               9,266            2000
Growth Fund(4) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     10.000000              20.290923            102.91%                   0            1999
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small Cap            16.298055              17.844017              9.49%              13,037            2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     12.949678              16.298055             25.86%                   0            1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.949678             29.50%                   0            1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



* The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.56%.

(1) Formerly, NSAT Nationwide Balanced Fund.


(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.


(3) Formerly, NSAT Nationwide Global Equity Fund.

(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Small                17.169820              18.409209              7.22%               3,671             2000
Company Fund - Q/NQ             ------------------------------------------------------------------------------------------------
                                     12.109325              17.169820             41.79%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.109325             21.09%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Nationwide Strategic            12.418826              13.157882              5.95%               1,867             2000
Value Fund - Q/NQ               ------------------------------------------------------------------------------------------------
                                     13.013916              12.418826             -4.57%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              13.013916             30.14%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Strong NSAT Mid Cap             23.017640              19.177019            -16.69%               3,768             2000
Growth Fund(1) - Q/NQ           ------------------------------------------------------------------------------------------------
                                     12.654379              23.017640             81.89%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.654379             26.54%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Total Return Fund -             12.612898              12.155152             -3.63%               6,267             2000
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     11.979709              12.612898              5.29%               3,921             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.979709             19.80%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
NSAT Turner NSAT Growth              10.000000               6.320305            -36.80%                   0             2000
Focus Fund - Q/NQ               ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 14.565469              14.503162             -0.43%               1,377             2000
Guardian Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     12.872425              14.565469             13.15%               1,377             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.872425             28.72%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 21.304943              19.411326             -8.89%               3,061             2000
Mid-Cap Growth Portfolio -      ------------------------------------------------------------------------------------------------
Q/NQ                                 14.062035              21.304943             51.51%                 235             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              14.062035             40.62%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT                 12.520433              12.413955             -0.85%                 710             2000
Partners Portfolio - Q/NQ       ------------------------------------------------------------------------------------------------
                                     11.844579              12.520433              5.71%                   0             1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              11.844579             18.45%                   0             1998
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 23.819210              20.815942            -12.61%              21,616             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Aggressive Growth Fund/VA(2) -       13.176875              23.819210             80.77%                 144             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              13.176875             31.77%                   0             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 18.450922              18.124562             -1.77%                989             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Capital Appreciation                 13.230001              18.450922             39.46%                  0             1999
Fund/VA(1) - Q/NQ               ------------------------------------------------------------------------------------------------
                                     10.000000              13.230001             32.30%                  0             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 10.000000               9.499528             -5.00%                  0             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Global Securities Fund/VA -
Q/NQ                            ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable                 14.770155              13.266293            -10.18%             19,102             2000
Account Funds - Oppenheimer     ------------------------------------------------------------------------------------------------
Main Street Growth & Income          12.326652              14.770155             19.82%              3,469             1999
Fund/VA(2) - Q/NQ               ------------------------------------------------------------------------------------------------
                                     10.000000              12.326652             23.27%                  0             1998
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II,          10.000000               9.753099             -2.47%              1,529             2000
Inc. - Q/NQ                     ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          14.498248              15.900192              9.67%                  0             2000
Funds, Inc. - Emerging          ------------------------------------------------------------------------------------------------
Markets Debt Portfolio(3) -          11.382564              14.498248             27.37%                  0             1999
Q/NQ                            ------------------------------------------------------------------------------------------------
                                     10.000000              11.382564             13.83%                  0             1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          10.000000               8.599825            -14.00%                492             2000
Funds, Inc. - Mid Cap           ------------------------------------------------------------------------------------------------
Growth Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
The Universal Institutional          10.000000              12.473542              3.87%                  0             2000
Funds, Inc. - U.S. Real         ------------------------------------------------------------------------------------------------
Estate Portfolio - Q/NQ
                                ------------------------------------------------------------------------------------------------

                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------


(1)  Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.

(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.

(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

--------------------------------------------------------------------------------------------------------------------------------
UNDERLYING MUTUAL                 ACCUMULATION UNIT      ACCUMULATION         PERCENT CHANGE      NUMBER OF           YEAR
FUND                              VALUE AT BEGINNING     UNIT VALUE AT END    IN ACCUMULATION     ACCUMULATION
                                  OF PERIOD              OF PERIOD            UNIT VALUE          UNITS AT END OF
                                                                                                  PERIOD
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          24.884920              14.243025            -42.76%               248               2000
Trust - Worldwide Emerging      ------------------------------------------------------------------------------------------------
Markets Fund - Q/NQ                  12.619986              24.884920             97.19%                 0               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000              12.619986             26.20%                 0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance          11.802251              12.945227              9.68%                 0               2000
Trust - Worldwide Hard          ------------------------------------------------------------------------------------------------
Assets Fund - Q/NQ                    9.907247              11.802251             19.13%                 0               1999
                                ------------------------------------------------------------------------------------------------
                                     10.000000               9.907247             -0.93%                 0               1998
                                ------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)
          (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF
                             THE VARIABLE ACCOUNT)


----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           14.507084       12.754306   -12.08%            9,969           2000
   Variable             ----------------------------------------------------------------------------
   Portfolios, Inc. -        12.498159       14.507084    16.07%            3,086           1999
   American Century VP  ----------------------------------------------------------------------------
   Income & Growth -         10.000000       12.498159    24.98%                0           1998
   Q/NQ                 ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           19.434239       15.898785   -18.19%           30,079           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         12.045328       19.434239    61.34%              445           1999
  American Century VP   ----------------------------------------------------------------------------
  International - Q/NQ       10.000000       12.045328    20.45%                0           1998
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           10.984159       12.764086    16.20%            3,487           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         11.264161       10.984159    -2.49%              145           1999
  American Century VP   ----------------------------------------------------------------------------
  Value - Q/NQ               10.000000       11.264161    12.64%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              20.617144       16.437806   -20.27%                0           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust - Global             12.821248       20.617144    60.80%                0           1999
  Post-Venture          ----------------------------------------------------------------------------
  Capital Portfolio(1)       10.000000       12.821248    28.21%                0           1998
  - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              17.408242       12.688214   -27.11%              903           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust -                    11.535935       17.408242    50.90%              531           1999
  International         ----------------------------------------------------------------------------
  Equity Portfolio(2) -      10.000000       11.535935    15.36%                0           1998
  Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              12.413046       13.297317     7.12%                0           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust - Value              11.879593       12.413046     4.49%                0           1999
  Portfolio(3) - Q/NQ   ----------------------------------------------------------------------------
                             10.000000       11.879593    18.80%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Dreyfus Investment         12.874994       12.410545    -3.61%            6,164           2000
  Portfolios -          ----------------------------------------------------------------------------
  European Equity            10.000000       12.874994    28.75%                0           1999
  Portfolio- Initial    ----------------------------------------------------------------------------
  Shares - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  The Dreyfus                16.333747       14.293123   -12.49%           16,334           2000
  Socially              ----------------------------------------------------------------------------
  Responsible Growth         12.767196       16.333747    27.94%            6,848           1999
  Fund, Inc. -          ----------------------------------------------------------------------------
  Initial Shares - Q/NQ      10.000000       12.767196    27.67%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Dreyfus Stock Index        14.764046       13.173971   -10.77%           54,601           2000
  Fund, Inc. -          ----------------------------------------------------------------------------
  Initial Shares -           12.446981       14.764046    18.62%            3,548           1999
  Q/NQ                  ----------------------------------------------------------------------------
                             10.000000       12.446981    24.47%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Dreyfus Variable           13.562791       13.253384    -2.28%            4,030           2000
  Investment Fund       ----------------------------------------------------------------------------
  -Appreciation              12.372807       13.562791     9.62%              158           1999
  Portfolio(1) -        ----------------------------------------------------------------------------
  Initial Shares -           10.000000       12.372807    23.73%                0           1998
  Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Federated Insurance         9.760781       10.603847     8.64%            3,007           2000
  Series - Federated    ----------------------------------------------------------------------------
  Quality Bond Fund          10.000000        9.760781    -2.39%              594           1999
  II - Q/NQ             ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP               12.324339       13.128922     6.53%           37,928           2000
  Equity-Income         ----------------------------------------------------------------------------
  Portfolio: Service         11.793413       12.324339     4.50%            5,843           1999
  Class - Q/NQ          ----------------------------------------------------------------------------
                             10.000000       11.793413    17.93%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth        17.413426       15.232000   -12.53%          118,199           2000
  Portfolio: Servicec   ----------------------------------------------------------------------------
  Class - Q/NQ               12.896602       17.413426    35.02%           43,036           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.896602    28.97%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP High          11.177582        8.508002   -23.88%            6,719           2000
  Income Portfolio:     ----------------------------------------------------------------------------
  Service Class - Q/NQ       10.515966       11.177582     6.29%              356           1999
                        ----------------------------------------------------------------------------
                             10.0000000      10.515966     5.16%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP               17.052691       13.560524   -20.48%           22,141           2000
  Overseas Portfolio:   ----------------------------------------------------------------------------
  Service Class - Q/NQ       12.170445       17.052691    40.12%              260           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.170445    21.70%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP II            15.603664       14.316943    -8.25%           48,688           2000
  Contrafund(R)         ----------------------------------------------------------------------------
  Portfolio: Service         12.779434       15.603664    22.10%           10,453           1999
  Class - Q/NQ          ----------------------------------------------------------------------------
                             10.000000       12.779434    27.79%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  Fidelity VIP III           12.595275       10.260418   -18.54%            5,101           2000
  Growth                ----------------------------------------------------------------------------
  Opportunities              12.292450       12.595275     2.46%                0           1999
  Portfolio: Service    ----------------------------------------------------------------------------
  Class - Q/NQ               10.000000       12.292450    22.92%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        8.110923   -18.89%           88,515           2000
  - Capital             ----------------------------------------------------------------------------
  Appreciation
  Portfolio: Service    ----------------------------------------------------------------------------
  Shares - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        6.482069   -35.18%           83,673           2000
  - Global Technology   ----------------------------------------------------------------------------
  Portfolio: Service
  Shares - Q/NQ         ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        8.147522   -18.52%           55,257           2000
  - International       ----------------------------------------------------------------------------
  Growth Portfolio:
  Service Shares -      ----------------------------------------------------------------------------
  Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Capital               12.740010        9.205900   -27.74%           30,031           2000
  Appreciation Fund -   ----------------------------------------------------------------------------
  Q/NQ                      12.422359       12.740010     2.56%           18,980           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.422359    24.22%                0           1998
----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
  NSAT Dreyfus NSAT          14.553031       16.490935    13.32%            4,708           2000
  Mid Cap Index Fund(1) ----------------------------------------------------------------------------
  - Q/NQ                     12.236869       14.553031    18.93%              120           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.236869    22.37%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Federated NSAT        13.786084       12.119427   -12.09%            5,478           2000
  Equity Income Fund(2) ----------------------------------------------------------------------------
  - Q/NQ                     11.829858       13.786084    16.54%              690           1999
                        ----------------------------------------------------------------------------
                             10.000000       11.829858    18.30%                0           1998
----------------------------------------------------------------------------------------------------
  NSAT Federated NSAT        10.479056        9.453988    -9.78%            3,405           2000
  High Income Bond      ----------------------------------------------------------------------------
  Fund(2) - Q/NQ             10.325454       10.479056     1.49%              777           1999
                        ----------------------------------------------------------------------------
                             10.000000       10.325454     3.25%                0           1998
----------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        8.677386   -13.23%                0           2000
  Emerging Markets      ----------------------------------------------------------------------------
  Fund - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        5.993413   -40.07%                0           2000
  Global Technology     ----------------------------------------------------------------------------
  and Communications
  Fund - Q/NQ           ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        9.212757    -7.87%                0           2000
  International         ----------------------------------------------------------------------------
  Growth Fund Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Government             9.449856       10.460250    10.69%            6,302           2000
  Bond Fund - Q/NQ      ----------------------------------------------------------------------------
                              9.839387        9.449856    -3.96%            1,188           1999
                        ----------------------------------------------------------------------------
                             10.000000        9.839387    -1.61%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT J.P. Morgan           10.577794       10.367680    -1.99%            1,590           2000
  NSAT Balanced Fund(1) ----------------------------------------------------------------------------
  - Q/NQ                     10.662651       10.577794    -0.80%            1,116           1999
                        ----------------------------------------------------------------------------
                             10.000000       10.662651     6.63%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT MAS NSAT Multi        10.219313       10.619936     3.92%            4,020           2000
  Sector Bond Fund(2)   ----------------------------------------------------------------------------
  - Q/NQ                     10.231592       10.219313    -0.12%              744           1999
                        ----------------------------------------------------------------------------
                             10.000000       10.231592     2.32%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Money Market          10.395950       10.841575     4.29%           42,303           2000
  Fund* - Q/NQ          ----------------------------------------------------------------------------
                             10.081601       10.395950     3.12%            7,486           1999
                        ----------------------------------------------------------------------------
                             10.000000       10.081601     0.82%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Nationwide            14.743816       12.714940   -13.76%            6,053           2000
  Global 50 Fund(3) -   ----------------------------------------------------------------------------
  Q/NQ                       12.195325       14.743816    20.90%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.195325    21.95%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Nationwide            20.277316       16.719097   -17.55%            1,858           2000
  Small Cap Growth      ----------------------------------------------------------------------------
  Fund(4) - Q/NQ             10.000000       20.277316   102.77%                0           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Nationwide            16.277398       17.803398     9.37%              341           2000
  Small Cap Value       ----------------------------------------------------------------------------
  Fund - Q/NQ                12.946409       16.277398    25.73%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.946409    29.46%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------




*The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.46%.
(1) Formerly, NSAT Nationwide Balanced Fund.
(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  NSAT Nationwide            17.148084       18.367325     7.11%            5,450           2000
  Small Company Fund    ----------------------------------------------------------------------------
  - Q/NQ                     12.106268       17.148084    41.65%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.106268    21.06%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Nationwide            12.403079       13.127925     5.84%              657           2000
  Strategic Value       ----------------------------------------------------------------------------
  Fund - Q/NQ                13.010627       12.403079    -4.67%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       13.010627    30.11%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Strong NSAT           22.988509       19.133359   -16.77%            5,937           2000
  Mid Cap Growth        ----------------------------------------------------------------------------
  Fund(1) - Q/NQ             12.651185       22.988509    81.71%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.651185    26.51%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Total Return          12.596911       12.127493    -3.73%            8,304           2000
  Fund - Q/NQ           ----------------------------------------------------------------------------
                             11.976682       12.596911     5.18%                0           1999
                        ----------------------------------------------------------------------------
                             10.000000       11.976682    19.77%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Turner NSAT           10.000000        6.318749   -36.81%                0           2000
  Growth Focus Fund -   ----------------------------------------------------------------------------
  Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Neuberger Berman           14.547000       14.470155    -0.53%            1,945           2000
  AMT Guardian          ----------------------------------------------------------------------------
  Portfolio - Q/NQ           12.869170       14.547000    13.04%              156           1999
                        ----------------------------------------------------------------------------
                             10.000000       12.869170    28.69%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Neuberger Berman           21.277954       19.367124    -8.98%           14,631           2000
  AMT Mid-Cap Growth    ----------------------------------------------------------------------------
  Portfolio - Q/NQ           14.058496       21.277954    51.35%               23           1999
                        ----------------------------------------------------------------------------
                             10.000000       14.058496    40.58%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Neuberger Berman           12.504542       12.385684    -0.95%            1,244           2000
  AMT Partners          ----------------------------------------------------------------------------
  Portfolio - Q/NQ           11.841583       12.504542     5.60%              571           1999
                        ----------------------------------------------------------------------------
                             10.000000       11.841583    18.42%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Oppenheimer                23.789077       20.768575   -12.70%           20,750           2000
  Variable Account      ----------------------------------------------------------------------------
  Funds - Oppenheimer        13.173548       23.789077    80.58%            2,490           1999
  Aggressive Growth     ----------------------------------------------------------------------------
  Fund/VA(2) - Q/NQ          10.000000       13.173548    31.74%                0           1998
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Strategic Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  Oppenheimer                18.427568       18.083324    -1.87%           16,904           2000
  Variable Account      ----------------------------------------------------------------------------
  Funds - Oppenheimer        13.226671       18.427568    39.32%              922           1999
  Capital               ----------------------------------------------------------------------------
  Appreciation               10.000000       13.226671    32.27%                0           1998
  Fund/VA(1) - Q/NQ     ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Oppenheimer                10.000000        9.493145    -5.07%            2,570           2000
  Variable Account      ----------------------------------------------------------------------------
  Funds - Oppenheimer
  Global Securities     ----------------------------------------------------------------------------
  Fund/VA - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Oppenheimer                14.751442       13.236091   -10.27%           43,247           2000
  Variable Account      ----------------------------------------------------------------------------
  Funds - Oppenheimer        12.323541       14.751442    19.70%           18,509           1999
  Main Street Growth    ----------------------------------------------------------------------------
  & Income Fund/VA(2) -      10.000000       12.323541    23.24%                0           1998
  Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Strong Opportunity         10.000000        9.746555    -2.53%            9,684           2000
  Fund II, Inc. - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  The Universal              14.479873       15.863998     9.56%            1,744           2000
  Institutional         ----------------------------------------------------------------------------
  Funds, Inc. -              11.379681       14.479873    24.24%              388           1999
  Emerging Markets      ----------------------------------------------------------------------------
  Debt Portfolio(3) -        10.000000       11.379681    13.80%                0           1998
  Q/NQ                  ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  The Universal              10.000000        8.594047   -14.06%            2,135           2000
  Institutional         ----------------------------------------------------------------------------
  Funds, Inc. - Mid
  Cap Growth            ----------------------------------------------------------------------------
  Portfolio - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
  The Universal              10.000000       12.445148     3.84%               37           2000
  Institutional         ----------------------------------------------------------------------------
  Funds, Inc. - U.S.
  Real Estate           ----------------------------------------------------------------------------
  Portfolio - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  Van Eck Worldwide          24.853443       14.210596   -42.82%            2,374           2000
  Insurance Trust -     ----------------------------------------------------------------------------
  Worldwide Emerging         12.616797       24.853443    96.99%                0           1999
  Markets Fund - Q/NQ   ----------------------------------------------------------------------------
                             10.000000       12.616797    26.17%                0           1998
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Van Eck Worldwide          11.787279       12.915760     9.57%                0           2000
  Insurance Trust -     ----------------------------------------------------------------------------
  Worldwide Hard              9.904737       11.787279    19.01%                0           1999
  Assets Fund - Q/NQ    ----------------------------------------------------------------------------
                             10.000000        9.904737    -0.95%                0           1998
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.

The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

                 OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)(KEY
      CHOICE) (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS
                           OF THE VARIABLE ACCOUNT)

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           14.507084       12.754306   -12.08%            9,969           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         12.498159       14.507084    16.07%            3,086           1999
  American Century VP   ----------------------------------------------------------------------------
  Income & Growth -
  Q/NQ                  ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           19.434239       15.898785   -18.19%           30,079           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         12.045328       19.434239    61.34%              445           1999
  American Century VP   ----------------------------------------------------------------------------
  International - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           10.984159       12.764086    16.20%            3,487           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         11.264161       10.984159    -2.49%              145           1999
  American Century VP   ----------------------------------------------------------------------------
  Value - Q/NQ
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              17.408242       12.688214   -27.11%              903           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust -                    11.535935       17.408242    50.90%              531           1999
  International         ----------------------------------------------------------------------------
  Equity Portfolio(1) -
  Q/NQ                  ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Dreyfus Variable           13.562791       13.253384    -2.28%            4,030           2000
  Investment Fund       ----------------------------------------------------------------------------
  -Appreciation              12.372807       13.562791     9.62%              158           1999
  Portfolio(2) - Q/NQ     ----------------------------------------------------------------------------

                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Fidelity VIP Growth        17.413426       15.232000   -12.53%          118,199           2000
  Class - Q/NQ          ----------------------------------------------------------------------------
                             12.896602       17.413426    35.02%           43,036           1999
                        ----------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Federated NSAT        13.786084       12.119427   -12.09%            5,478           2000
  Equity Income Fund(3) ----------------------------------------------------------------------------
  - Q/NQ                     11.829858       13.786084    16.54%              690           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Federated NSAT        10.479056        9.453988    -9.78%            3,405           2000
  High Income Bond      ----------------------------------------------------------------------------
  Fund(4) - Q/NQ             10.325454       10.479056     1.49%              777           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------



(1)Formerly, Warburg Pincus Trust - International Equity Portfolio.

(2)Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.
(3)Formerly, Formerly, NSAT Nationwide Equity Income Fund.
(4)Formerly, Formerly, NSAT Nationwide High Income Fund.

----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  NSAT MAS NSAT Multi        10.219313       10.619936     3.92%            4,020           2000
  Sector Bond Fund(1)  -----------------------------------------------------------------------------
  Q/NQ                       10.231592       10.219313    -0.12%              744           1999
                       -----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Money Market          10.395950       10.841575     4.29%           42,303           2000
  Fund* - Q/NQ          ----------------------------------------------------------------------------
                             10.081601       10.395950     3.12%            7,486           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  NSAT Nationwide            17.148084       18.367325     7.11%            5,450           2000
  Small Company Fund    ----------------------------------------------------------------------------
  - Q/NQ                     12.106268       17.148084    41.65%                0           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Neuberger Berman           21.277954       19.367124    -8.98%           14,631           2000
  AMT Mid-Cap Growth    ----------------------------------------------------------------------------
  Portfolio - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Neuberger Berman           12.504542       12.385684    -0.95%            1,244           2000
  AMT Partners          ----------------------------------------------------------------------------
  Portfolio - Q/NQ           11.841583       12.504542     5.60%              571           1999
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Oppenheimer                23.789077       20.768575   -12.70%           20,750           2000
  Variable Account      ----------------------------------------------------------------------------
  Funds - Oppenheimer        13.173548       23.789077    80.58%            2,490           1999
  Aggressive Growth     ----------------------------------------------------------------------------
  Fund/VA(2) - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Victory Variable           10.037475        9.760791    -2.76%            3,470           2000
  Insurance Funds -     ----------------------------------------------------------------------------
  Diversified Stock          10.000000       10.037475     0.37%            1,948           1999
  Fund: Class A - Q/NQ  ----------------------------------------------------------------------------

                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

  Victory Variable            9.908553       10.820355     9.20%              750           2000
  Insurance Funds -     ----------------------------------------------------------------------------
  Investment Quality         10.000000        9.908553    -0.91%              750           1999
  Bond Fund: Class A    ----------------------------------------------------------------------------
  - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Victory Variable            9.874460       11.749812    18.99%            1,031           2000
  Small Company         ----------------------------------------------------------------------------
  Opportunity Fund:          10.000000        9.874460    -1.26%              432           1999
  Class A - Q/NQ        ----------------------------------------------------------------------------

                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------



*The 7 day yield for the NSAT Money Market Fund as of December 31, 2000 was
4.46%.


(1) Formerly, NSAT Nationwide Multi Sector Bond Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

                   OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)
(VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT)


----------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
----------------------------------------------------------------------------------------------------
  American Century           10.894734        9.573565   -12.13%            3,892           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         10.000000       10.894734     8.95%               68           1999
  American Century VP   ----------------------------------------------------------------------------
  Income & Growth -
  Q/NQ                  ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century           15.314929       15.522513   -18.23%            2,702           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         10.000000       15.314929    53.15%               48           1999
  American Century VP   ----------------------------------------------------------------------------
  International - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  American Century            8.780117       10.197744    16.15%            1,003           2000
  Variable              ----------------------------------------------------------------------------
  Portfolios, Inc. -         10.000000        8.780117   -12.20%                0           1999
  American Century VP   ----------------------------------------------------------------------------
  Value - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              15.621586       12.448592   -20.31%                0           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust - Global             10.000000       15.621586    56.22%                0           1999
  Post-Venture          ----------------------------------------------------------------------------
  Capital Portfolio(1)
  - Q/NQ                ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse              14.650223       10.672586   -27.15%                0           2000
  Trust -               ----------------------------------------------------------------------------
  International              10.000000       14.650223    46.50%                0           1999
  Equity Portfolio(2)   ----------------------------------------------------------------------------
  Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
  Credit Suisse               9.340613       10.000956     7.07%            2,016           2000
  Warburg Pincus        ----------------------------------------------------------------------------
  Trust - Value              10.000000        9.340613    -6.59%                0           1999
  Portfolio(3) - Q/NQ   ----------------------------------------------------------------------------

                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------

  Dreyfus Investment         12.873298       12.402636    -3.66%                0           2000
  Portfolios -          ----------------------------------------------------------------------------
  European Equity            10.000000       12.873298    28.73%                0           1999
  Portfolio- Initial    ----------------------------------------------------------------------------
  Shares - Q/NQ
                        ----------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------



(1) Formerly, Warburg Pincus Trust - Global Post-Venture Capital Portfolio and prior to that, Warburg Pincus Trust - Post-Venture Capital Portfolio.
(2) Formerly, Warburg Pincus Trust - International Equity Portfolio.
(3) Formerly, Warburg Pincus Trust - Value Portfolio and prior to that, Warburg Pincus Trust - Growth & Income Portfolio.

  --------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
  --------------------------------------------------------------------------------------------------
  The Dreyfus                11.868131       10.380157   -12.54%            7,175           2000
  Socially              ----------------------------------------------------------------------------
  Responsible Growth         10.000000       11.868131    18.68%                0           1999
  Fund, Inc. -          ----------------------------------------------------------------------------
  Initial Shares -
  Q/NQ                  ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Dreyfus Stock Index        10.794215        9.626823   -10.81%           37,329           2000
  Fund, Inc. -          ----------------------------------------------------------------------------
  Initial Shares -           10.000000       10.794215     7.94%            2,845           1999
  Q/NQ                  ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  Dreyfus Variable           10.184154        9.946799    -2.33%            1,722           2000
  Investment Fund       ----------------------------------------------------------------------------
  -Appreciation              10.000000       10.184154     1.84%                0           1999
  Portfolio(1) -        ----------------------------------------------------------------------------
  Initial Shares -
  Q/NQ                  ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Federated Insurance         9.757496       10.594913     8.58%              483           2000
  Series - Federated    ----------------------------------------------------------------------------
  Quality Bond Fund          10.000000        9.757496    -2.43%                0           1999
  II - Q/NQ             ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP                9.309967        9.912757     6.47%            4,448           2000
  Equity-Income         ----------------------------------------------------------------------------
  Portfolio: Service         10.000000        9.309967    -6.90%              413           1999
  Class - Q/NQ          ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP Growth        12.322268       10.773174   -12.57%            7,582           2000
  Portfolio: Service    ----------------------------------------------------------------------------
  Class - Q/NQ               10.000000       12.322268    23.22%            4,941           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP High           9.672582        7.358723   -23.92%            2,708           2000
  Income Portfolio:     ----------------------------------------------------------------------------
  Service Class - Q/NQ       10.000000        9.672582    -3.27%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP               13.058898       10.379362   -20.52%            5,984           2000
  Overseas Portfolio:   ----------------------------------------------------------------------------
  Service Class - Q/NQ       10.000000       13.058898    30.59%              254           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP II            11.278366       10.343090    -8.29%            6,573           2000
  Contrafund(R)         ----------------------------------------------------------------------------
  Portfolio: Service         10.000000       11.278366    12.78%            2,835           1999
  Class - Q/NQ          ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Fidelity VIP III            9.869824        8.036133   -18.58%            4,148           2000
  Growth                ----------------------------------------------------------------------------
  Opportunities              10.000000        9.869824    -1.30%               68           1999
  Portfolio: Service    ----------------------------------------------------------------------------
  Class - Q/NQ
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------


(1) Formerly, Dreyfus Variable Investment Fund - Capital Appreciation Portfolio.

  --------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        8.107133   -18.93%           12,764           2000
  - Capital             ----------------------------------------------------------------------------
  Appreciation
  Portfolio: Service    ----------------------------------------------------------------------------
  Shares - Q/NQ
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        6.479020   -35.21%            8,141           2000
  - Global Technology   ----------------------------------------------------------------------------
  Portfolio: Service
  Shares - Q/NQ         ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  Janus Aspen Series         10.000000        8.143702   -18.56%           11,406           2000
  - International       ----------------------------------------------------------------------------
  Growth Portfolio:
  Service Shares -      ----------------------------------------------------------------------------
  Q/NQ
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Capital                9.707627        7.011148   -27.78%            1,563           2000
  Appreciation Fund -   ----------------------------------------------------------------------------
  Q/NQ                       10.000000        9.707627    -2.92%               68           1999
                        ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Dreyfus NSAT           9.676620       12.965645    13.26%            3,656           2000
  Mid Cap Index Fund(1) ----------------------------------------------------------------------------
  - Q/NQ                     10.000000       11.447800    14.48%                0           1999
                        ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Federated NSAT        10.778958        9.471062   -12.13%           50,057           2000
  Equity Income Fund(2) ----------------------------------------------------------------------------
  - Q/NQ                     10.000000       10.778958     7.79%                0           1999
                        ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Federated NSAT         9.676620        8.725646    -9.83%              258           2000
  High Income Bond      ----------------------------------------------------------------------------
  Fund(3) - Q/NQ             10.000000        9.676620    -3.23%                0           1999
                        ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        8.676322   -13.24%                0           2000
  Emerging Markets      ----------------------------------------------------------------------------
  Fund - Q/NQ
                        ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------


(1) Formerly, NSAT Nationwide Mid Cap Index Fund and prior to that, NSAT Nationwide Select Advisers Mid Cap Fund.
(2) Formerly, NSAT Nationwide Equity Income Fund.
(3) Formerly, NSAT Nationwide High Income Bond Fund.

  --------------------------------------------------------------------------------------------------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
  --------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        5.992673   -40.07%                0           2000
  Global Technology     ----------------------------------------------------------------------------
  and Communications
  Fund - Q/NQ           ----------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Gartmore NSAT         10.000000        9.211629    -7.88%                0           2000
  International         ----------------------------------------------------------------------------
  Growth Fund - Q/NQ
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Government             9.735132       10.770572    10.64%            2,358           2000
  Bond Fund - Q/NQ      ----------------------------------------------------------------------------
                             10.000000        9.735132    -2.65%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT J.P. Morgan            9.481422        9.288391    -2.04%                0           2000
  NSAT Balanced Fund(1) ----------------------------------------------------------------------------
  - Q/NQ                     10.000000        9.481422    -5.19%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT MAS NSAT Multi         9.897603       10.280419     3.87%                0           2000
  Sector Bond Fund(2)   ----------------------------------------------------------------------------
  -  Q/NQ                    10.000000        9.897603    -1.02%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Money Market          10.209430       10.641677     4.23%            6,060           2000
  Fund* - Q/NQ          ----------------------------------------------------------------------------
                             10.000000       10.209430     2.09%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Nationwide            11.182210        9.638561   -13.80%            1,156           2000
  Global 50 Fund(3)     ----------------------------------------------------------------------------
  - Q/NQ                     10.000000       11.182210    11.82%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Nationwide            20.270503       16.705019   -17.59%               50           2000
  Small Cap Growth      ----------------------------------------------------------------------------
  Fund(4) - Q/NQ             10.000000       20.270503   102.71%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------
  NSAT Nationwide            11.697140       12.787277     9.32%            1,209           2000
  Small Cap Value       ----------------------------------------------------------------------------
  Fund - Q/NQ                10.000000       11.697140    16.97%                0           1999
  --------------------------------------------------------------------------------------------------

  --------------------------------------------------------------------------------------------------



*The 7-day yield on the NSAT Money Market Fund as of December 31, 2000 was
4.40%.


(1) Formerly, NSAT Nationwide Balanced Fund.

(2) Formerly, NSAT Nationwide Multi Sector Bond Fund.

(3) Formerly, NSAT Nationwide Global Equity Fund.
(4) Formerly, NSAT Nationwide Select Advisers Small Cap Growth Fund.

  ---------------------------------------------------------------------------------------------
                       ACCUMULATION                  PERCENT        NUMBER OF
                       UNIT VALUE AT  ACCUMULATION   CHANGE IN      ACCUMULATION
  UNDERLYING MUTUAL    BEGINNING OF   UNIT VALUE AT  ACCUMULATION   UNITS AT END
  FUND                 PERIOD         END OF PERIOD  UNIT VALUE     OF PERIOD       YEAR
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  NSAT Nationwide           14.124755      15.121378    7.06%           3,067          2000
  Small Company Fund   ------------------------------------------------------------------------
  - Q/NQ                    10.000000      14.124755   41.25%             237          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  NSAT Nationwide            8.548175       9.043154    5.79%               0          2000
  Strategic Value      ------------------------------------------------------------------------
  Fund - Q/NQ               10.000000       8.548175  -14.52%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  NSAT Strong NSAT          14.658438      12.194050  -16.81%             146          2000
  Mid Cap Growth       ------------------------------------------------------------------------
  Fund(1) - Q/NQ            10.000000      14.658438   46.58%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  NSAT Total Return          9.851989       9.480069   -3.78%           4,658          2000
  Fund - Q/NQ          ------------------------------------------------------------------------
                            10.000000       9.851989   -1.48%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  NSAT Turner NSAT          10.000000       6.317967  -36.82%               0          2000
  Growth Focus Fund -  ------------------------------------------------------------------------
  Q/NQ
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Neuberger Berman           9.968645       9.910972   -0.58%               0          2000
  AMT Guardian         ------------------------------------------------------------------------
  Portfolio - Q/NQ          10.000000       9.968645   -0.31%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Neuberger Berman          15.264119      13.886316   -9.03%           5,159          2000
  AMT Mid-Cap Growth   ------------------------------------------------------------------------
  Portfolio - Q/NQ          10.000000      15.264119   52.64%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Neuberger Berman           9.504551       9.409456   -1.00%               0          2000
  AMT Partners         ------------------------------------------------------------------------
  Portfolio - Q/NQ          10.000000       9.504551   -4.95%               0          1999
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Oppenheimer               16.070617      14.023027  -12.74%           1,770          2000
  Variable Account     ------------------------------------------------------------------------
  Funds - Oppenheimer       10.000000      16.070617   60.71%               0          1999
  Aggressive Growth    ------------------------------------------------------------------------
  Fund/VA(2) - Q/NQ
                       ------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------


(1)Formerly, NSAT Nationwide Strategic Growth Fund.
(2)Formerly, Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund.

  ---------------------------------------------------------------------------------------------
                       ACCUMULATION                  PERCENT        NUMBER OF
                       UNIT VALUE AT  ACCUMULATION   CHANGE IN      ACCUMULATION
  UNDERLYING MUTUAL    BEGINNING OF   UNIT VALUE AT  ACCUMULATION   UNITS AT END
  FUND                 PERIOD         END OF PERIOD  UNIT VALUE     OF PERIOD       YEAR
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Oppenheimer               12.759449      12.514763   -1.92%           5,542          2000
  Variable Account     ------------------------------------------------------------------------
  Funds - Oppenheimer       10.000000      12.759449   27.59%               0          1999
  Capital              ------------------------------------------------------------------------
  Appreciation
  Fund/VA(1) - Q/NQ    ------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Oppenheimer               10.000000       9.489961   -5.10%             400          2000
  Variable Account     ------------------------------------------------------------------------
  Funds - Oppenheimer
  Global Securities    ------------------------------------------------------------------------
  Fund/VA - Q/NQ
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Oppenheimer               10.784586       9.671852  -10.32%           5,708          2000
  Variable Account     ------------------------------------------------------------------------
  Funds - Oppenheimer       10.000000      10.784586    7.85%           2,487          1999
  Main Street Growth   ------------------------------------------------------------------------
  & Income Fund/VA -
  Q/NQ (1)             ------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  Strong Opportunity        10.000000       9.743284   -2.57%               0          2000
  Fund II, Inc. - Q/NQ ------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  The Universal             11.210825      12.276257    9.50%               0          2000
  Institutional        ------------------------------------------------------------------------
  Funds, Inc. -             10.000000      11.210825   12.11%               0          1999
  Emerging Markets     ------------------------------------------------------------------------
  Debt Portfolio(2) -
  Q/NQ                 ------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  The Universal             10.000000       8.591151  -14.09%             398          2000
  Institutional        ------------------------------------------------------------------------
  Funds, Inc. - Mid
  Cap Growth           ------------------------------------------------------------------------
  Portfolio - Q/NQ
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------
  The Universal             10.000000      11.346213    3.82%               0          2000
  Institutional        ------------------------------------------------------------------------
  Funds, Inc. - U.S.
  Real Estate          ------------------------------------------------------------------------
  Portfolio(3) - Q/NQ
  ---------------------------------------------------------------------------------------------

  ---------------------------------------------------------------------------------------------


(1) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth Fund.
(2) Formerly, Oppenheimer Variable Account Funds - Oppenheimer Growth & Income Fund.
(3) Formerly, Morgan Stanley Dean Witter Universal Funds, Inc. - Emerging Markets Debt Portfolio.

  --------------------- --------------- --------------- --------------- ---------------- -----------
                        ACCUMULATION                    PERCENT         NUMBER OF
                        UNIT VALUE AT   ACCUMULATION    CHANGE IN       ACCUMULATION
  UNDERLYING MUTUAL     BEGINNING OF    UNIT VALUE AT   ACCUMULATION    UNITS AT END
  FUND                  PERIOD          END OF PERIOD   UNIT VALUE      OF PERIOD        YEAR
  --------------------- --------------- --------------- --------------- ---------------- -----------

  --------------------- --------------- --------------- --------------- ---------------- -----------
  Van Eck Worldwide          15.596564        8.913211   -42.85%                0           2000
  Insurance Trust -     --------------- --------------- --------------- ---------------- -----------
  Worldwide Emerging         10.000000       15.596564    55.97%                0           1999
  Markets Fund - Q/NQ   --------------- --------------- --------------- ---------------- -----------

  --------------------- --------------- --------------- --------------- ---------------- -----------

  --------------------- --------------- --------------- --------------- ---------------- -----------
  Van Eck Worldwide           9.987144       10.937759     9.52%                0           2000
  Insurance Trust -     --------------- --------------- --------------- ---------------- -----------
  Worldwide Hard             10.000000        9.987144    -0.13%                0           1999
  Assets Fund - Q/NQ    --------------- --------------- --------------- ---------------- -----------

  --------------------- --------------- --------------- --------------- ---------------- -----------

  --------------------- --------------- --------------- --------------- ---------------- -----------



The Federated Insurance Series - Federated Quality Bond Fund II and the NSAT Nationwide Small Cap Growth Fund were added to the variable account May 1, 1999. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 1999 through December 31, 1999.



The Dreyfus Investment Portfolios - European Equity Portfolio was added to the variable account September 27, 1999. Therefore the Condensed Financial Information reflects the reporting period from September 27, 1999 through December 31, 1999.



The Janus Aspen Series - Capital Appreciation Portfolio: Service Shares, Janus Aspen Series - Global Technology Portfolio: Service Shares, and Janus Aspen Series - International Growth Portfolio: Service Shares were added to the variable account January 27, 2000. Therefore, the Condensed Financial Information reflects the reporting period from January 27, 2000 through December 31, 2000.



The Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund, Strong Opportunity Fund II, Inc., and The Universal Institutional Funds, Inc.
- Mid Cap Growth Portfolio were added to the variable account May 1, 2000. Therefore, the Condensed Financial Information reflects the reporting period from May 1, 2000 through December 31, 2000.


The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio was added to the variable account September 25, 2000. Therefore the Condensed Financial Information reflects the reporting period from September 25, 2000 through December 31, 2000.

The NSAT Gartmore NSAT Emerging Markets Fund, NSAT Gartmore NSAT Global Technology and Communications Fund, NSAT Gartmore International Growth Fund, and NSAT Turner NSAT Growth Focus Fund were added to the variable account October 2, 2000. Therefore, the Condensed Financial Information reflects the reporting period from October 2, 2000 through December 31, 2000.

--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors of Nationwide Life Insurance Company and
  Contract Owners of Nationwide Variable Account-9:

       We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-9 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2000, and the related statements of operations for the year then ended, the statements of changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended, its changes in contract owners' equity for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended and the period November 3, 1997 (commencement of operations) through December 31, 1997, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP
Columbus, Ohio
February 16, 2001



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                DECEMBER 31, 2000

ASSETS:
   Investments at fair value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         32,924,538 shares (cost $237,296,679) .....................................................         $  234,093,466

      American Century VP - American Century VP International (ACVPInt)
         28,970,744 shares (cost $290,524,737) .....................................................            296,370,709

      American Century VP - American Century VP Value (ACVPValue)
         14,556,936 shares (cost $86,080,505) ......................................................             97,094,763

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         8,374,170 shares (cost $300,707,725) ......................................................            288,657,641

      Dreyfus Stock Index Fund (DryStkIx)
         36,770,950 shares (cost $1,274,768,926) ...................................................          1,250,212,315

      Dreyfus IP - European Equities Portfolio (DryEuroEq)
         1,337,552 shares (cost $19,640,209) .......................................................             20,036,531

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,583,616 shares (cost $172,573,854) ......................................................            178,348,514

      Federated Quality Bond Fund II (FedQualBd)
         6,050,469 shares (cost $61,269,035) .......................................................             64,861,027

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         20,259,637 shares (cost $495,496,484) .....................................................            515,607,773

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         23,946,833 shares (cost $1,150,437,103) ...................................................          1,041,687,248

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         21,214,111 shares (cost $219,051,148) .....................................................            172,895,001

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         6,268,799 shares (cost $125,524,965) ......................................................            124,999,847

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         25,769,290 shares (cost $635,699,944) .....................................................            609,959,089

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         10,026,683 shares (cost $216,653,494) .....................................................            177,472,284

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         14,280,764 shares (cost $455,388,606) .....................................................            379,011,473

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         34,523,309 shares (cost $337,026,001) .....................................................            226,127,677

      Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
         9,473,539 shares (cost $313,011,699) ......................................................            290,269,247

      Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt)
         2,502,307 shares (cost $18,817,239) .......................................................             17,290,940


      Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG)
         630,321 shares (cost $8,579,970) ..........................................................              7,784,465

      Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)
         5,698,668 shares (cost $64,591,886) .......................................................             65,591,667

      Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal)
         10,472,584 shares (cost $109,781,068) .....................................................            104,621,114

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         15,824,297 shares (cost $371,395,129) .....................................................            232,300,679

      Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt)
         13,965 shares (cost $104,551) .............................................................                104,877

      Nationwide SAT - Equity Income Fund - Federated (NSATEqInc)
         4,280,076 shares (cost $54,197,167) .......................................................             51,318,107

      Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
         753,418 shares (cost $6,897,656) ..........................................................              5,537,621

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         30,227,074 shares (cost $341,168,303) .....................................................            345,797,728

      Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc)
         315,508 shares (cost $2,139,780) ..........................................................              1,883,580

      Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd)
         7,017,614 shares (cost $67,388,671) .......................................................             55,298,796

      Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
         46,748 shares (cost $396,875) .............................................................                403,439

      Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx)
         6,578,423 shares (cost $89,512,426) .......................................................             89,137,636

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         788,106,856 shares (cost $788,106,856) ....................................................            788,106,856

      Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd)
         10,171,162 shares (cost $96,133,717) ......................................................             94,388,384

      Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50)
         3,826,839 shares (cost $49,030,045) .......................................................             44,582,673

      Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG)
         4,295,435 shares (cost $84,439,575) .......................................................             69,757,857

      Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV)
         16,073,077 shares (cost $163,730,625) .....................................................            139,835,772

      Nationwide SAT - Nationwide Small Company Fund (NSATSmCo)
         11,356,800 shares (cost $254,067,175) .....................................................            227,135,997

      Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal)
         2,197,969 shares (cost $21,496,011) .......................................................             22,067,608

      Nationwide SAT - Mid Cap Growth Fund - Strong (NSATStMidCp)
         10,527,703 shares (cost $223,852,488) .....................................................            175,075,700

      Nationwide SAT - Total Return Fund (NSATTotRe)
         48,352,525 shares (cost $783,996,294) .....................................................            562,823,394

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY CONTINUED


      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         5,185,274 shares (cost $79,302,909) .......................................................             82,601,413

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         12,683,733 shares (cost $330,874,942) .....................................................            285,130,311

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,433,551 shares (cost $127,806,399) ......................................................            120,200,525

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         5,753,968 shares (cost $529,462,908) ......................................................            407,208,348

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         9,397,202 shares (cost $440,567,970) ......................................................            438,191,552

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         1,538,946 shares (cost $45,710,290) .......................................................             46,676,218

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         15,554,577 shares (cost $353,803,389) .....................................................            330,690,313

      Strong Opportunity Fund II, Inc. (StOpp2)
         1,652,126 shares (cost $43,377,820) .......................................................             39,551,904

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,900,310 shares (cost $33,604,238) .......................................................             32,333,571

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         807,683 shares (cost $9,341,599) ..........................................................              9,748,739

      Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk)
         1,304,072 shares (cost $12,882,567) .......................................................             12,871,196

      Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)
         196,192 shares (cost $1,977,136) ..........................................................              2,336,649

      Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)
         221,575 shares (cost $2,205,184) ..........................................................              2,268,923

      W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
         2,727 shares (cost $19,237) ...............................................................                 19,237

      W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
         665 shares (cost $4,870) ..................................................................                  4,870

      W & R Target Funds, Inc. - Bond Portfolio (WRBond)
         2,315 shares (cost $12,107) ...............................................................                 12,107

      W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
         1,657 shares (cost $20,217) ...............................................................                 20,217

      W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
         1,442 shares (cost $14,253) ...............................................................                 14,253

      W & R Target Funds, Inc. - International Portfolio (WRInt)
         333 shares (cost $2,614) ..................................................................                  2,614


      W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
         413 shares (cost $5,891) ..................................................................                  5,891

      W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)
         329 shares (cost $2,675) ..................................................................                  2,675

      Warburg Pincus Trust - Global Post-Venture Capital Portfolio (WPGPVenCp)
         1,119,892 shares (cost $21,192,907) .......................................................             15,252,928

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,186,211 shares (cost $26,175,651) .......................................................             23,458,044

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,653,943 shares (cost $19,787,351) .......................................................             20,988,535
                                                                                                           ----------------

            Total investments ......................................................................         10,938,140,528

   Accounts receivable .............................................................................                351,761
                                                                                                           ----------------

            Total assets ...........................................................................         10,938,492,289

Accounts Payable ...................................................................................                      -
                                                                                                           ----------------
Contract owners' equity (note 4) ...................................................................       $ 10,938,492,289
                                                                                                           ================





See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS
Year Ended December 31, 2000

                                                         Total                ACVPIncGr          ACVPInt              ACVPValue
Investment activity:
  Reinvested dividends ..........................   $    139,579,263             975,363             295,124             493,863
  Mortality and expense risk charges (note 2) ...        (97,805,656)         (2,185,159)         (2,982,887)           (584,893)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................         41,773,607          (1,209,796)         (2,687,763)            (91,030)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........     10,440,016,039           4,793,468       1,377,019,588          48,833,424
  Cost of mutual fund shares sold ...............    (10,409,659,644)         (3,863,467)     (1,382,022,195         (51,892,714)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........         30,356,395             930,001          (5,002,607)         (3,059,290)
  Change in unrealized gain (loss)
     on investments .............................     (1,781,902,249)        (25,836,925)        (41,510,698)         14,273,281
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............     (1,751,545,854)        (24,906,924)        (46,513,305)         11,213,991
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................        605,527,710                   -           4,412,512           1,263,708
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,104,244,537)        (26,116,720)        (44,788,556)         12,386,669
                                                    ================        ============     ===============        ============


                                                         DrySRGro             DryStkIx          DryEuroEq               DryAp
Investment activity:
  Reinvested dividends ..........................          2,354,678          11,216,894              44,169           1,175,198
  Mortality and expense risk charges (note 2) ...         (2,653,530)        (11,940,120)           (137,524)         (1,742,273)
                                                    ----------------        ------------     ---------------        ------------
     Net investment activity ....................           (298,852)           (723,226)            (93,355)           (567,075)
                                                    ----------------        ------------     ---------------        ------------

  Proceeds from mutual funds shares sold ........            552,994          37,702,768          47,417,960          23,439,214
  Cost of mutual fund shares sold ...............           (385,951)        (28,293,224)        (48,429,947)        (19,553,477)
                                                    ----------------        ------------     ---------------        ------------
     Realized gain (loss) on investments ........            167,043           9,409,544          (1,011,987)          3,885,737
  Change in unrealized gain (loss)
     on investments .............................        (37,295,339)       (160,748,036)            195,900          (9,163,752)
                                                    ----------------        ------------     ---------------        ------------
     Net gain (loss) on investments .............        (37,128,296)       (151,338,492)           (816,087)         (5,278,015)
                                                    ----------------        ------------     ---------------        ------------
  Reinvested capital gains ......................                  -          19,988,077             465,237           1,997,656
                                                    ----------------        ------------     ---------------        ------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......        (37,427,148)       (132,073,641)           (444,205)         (3,847,434)
                                                    ================        ============     ===============        ============


                                                         FedQualBd           FidVIPEIS         FidVIPGrS          FidVIPHIS
Investment activity:
  Reinvested dividends ..........................      $    150,951          5,982,279            618,228         12,720,862
  Mortality and expense risk charges (note 2) ...          (342,492)        (4,198,068)        (9,917,579)        (1,947,368)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................          (191,541)         1,784,211         (9,299,351)        10,773,494
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........         5,694,391         57,565,467         43,657,694         83,668,886
  Cost of mutual fund shares sold ...............        (5,575,491)       (60,558,462)       (33,767,989)       (95,672,220)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........           118,900         (2,992,995)         9,889,705        (12,003,334)
  Change in unrealized gain (loss)
     on investments .............................         3,607,712         10,955,127       (223,848,501)       (47,739,384)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............         3,726,612          7,962,132       (213,958,796)       (59,742,718)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................                 -         23,074,503         73,816,434                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $  3,535,071         32,820,846       (149,441,713)       (48,969,224)
                                                       ============         ==========       ============        ===========


                                                         FidVIPOvS          FidVIPConS        FidVIPGrOpS         JanCapAp
Investment activity:
  Reinvested dividends ..........................         1,457,064          1,560,219          2,415,304          2,653,485
  Mortality and expense risk charges (note 2) ...        (1,301,748)        (5,670,121)        (1,962,561)        (2,816,688)
                                                       ------------         ----------       ------------        -----------
     Net investment activity ....................           155,316         (4,109,902)           452,743           (163,203)
                                                       ------------         ----------       ------------        -----------

  Proceeds from mutual funds shares sold ........       927,477,255         20,398,439         34,671,746         35,659,781
  Cost of mutual fund shares sold ...............      (945,759,560)       (16,776,313)       (34,090,223)       (39,441,295)
                                                       ------------         ----------       ------------        -----------
     Realized gain (loss) on investments ........       (18,282,305)         3,622,126            581,523         (3,781,514)
  Change in unrealized gain (loss)
     on investments .............................       (11,652,447)      (102,500,793)       (51,769,543)       (76,377,132)
                                                       ------------         ----------       ------------        -----------
     Net gain (loss) on investments .............       (29,934,752)       (98,878,667)       (51,188,020)       (80,158,646)
                                                       ------------         ----------       ------------        -----------
  Reinvested capital gains ......................         9,430,441         56,635,936         12,702,709                  -
                                                       ------------         ----------       ------------        -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (20,348,995)       (46,352,633)       (38,032,568)       (80,321,849)
                                                       ============         ==========       ============        ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000


                                                        JanGlobTech          JanInGro              MSEmMkt             MSMidCapG
Investment activity:
  Reinvested dividends ..........................      $   1,370,040          10,387,489           1,761,928                   -
  Mortality and expense risk charges (note 2) ...         (2,185,228)         (2,174,541)           (121,754)            (21,581)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................           (815,188)          8,212,948           1,640,174             (21,581)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         24,692,034         384,240,436          27,021,962           4,272,566
  Cost of mutual fund shares sold ...............        (29,664,462)       (437,155,277)        (26,281,709)         (4,346,207)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........         (4,972,428)        (52,914,841)            740,253             (73,641)
  Change in unrealized gain (loss)
     on investments .............................       (110,898,324)        (22,742,452)         (1,355,540)           (795,505)
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............       (115,870,752)        (75,657,293)           (615,287)           (869,146)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................                  -                   -                   -              11,925
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      $(116,685,940)        (67,444,345)          1,024,887            (878,802)
                                                       =============       =============         ===========          ==========


                                                           MSUSRE             NSATBal             NSATCapAp            NSATEmMkt
Investment activity:
  Reinvested dividends ..........................         13,013,770           2,513,385             531,132                   -
  Mortality and expense risk charges (note 2) ...           (411,207)           (901,375)         (3,063,589)               (879)
                                                       -------------       -------------         -----------          ----------
     Net investment activity ....................         12,602,563           1,612,010          (2,532,457)               (879)
                                                       -------------       -------------         -----------          ----------

  Proceeds from mutual funds shares sold ........         80,476,873           8,224,750          93,748,391           1,171,518
  Cost of mutual fund shares sold ...............        (77,675,540)         (8,457,795)        (95,870,256)         (1,259,406)
                                                       -------------       -------------         -----------          ----------
     Realized gain (loss) on investments ........          2,801,333            (233,045)         (2,121,865)            (87,888)
  Change in unrealized gain (loss)
     on investments .............................          2,954,436          (3,168,340)       (136,041,722)                326
                                                       -------------       -------------         -----------          ----------
     Net gain (loss) on investments .............          5,755,769          (3,401,385)       (138,163,587)            (87,562)
                                                       -------------       -------------         -----------          ----------
  Reinvested capital gains ......................            319,950                   -          52,248,895                   -
                                                       -------------       -------------         -----------          ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         18,678,282          (1,789,375)        (88,447,149)            (88,441)
                                                       =============       =============         ===========          ==========


                                                       NSATEqInc         NSATGlobTC         NSATGvtBd           NSATGrFoc
Investment activity:
  Reinvested dividends ..........................   $      385,938                 -        16,623,159                    -
  Mortality and expense risk charges (note 2) ...         (435,584)          (13,870)       (2,770,030)              (4,841)
                                                    --------------       -----------       -----------        -------------
     Net investment activity ....................          (49,646)          (13,870)       13,853,129               (4,841)
                                                    --------------       -----------       -----------        -------------

  Proceeds from mutual funds shares sold ........        1,541,391         6,285,147        57,991,928            9,033,429
  Cost of mutual fund shares sold ...............       (1,190,804)       (7,342,673)      (60,850,399)          (9,539,050)
                                                    --------------       -----------       -----------        -------------
     Realized gain (loss) on investments ........          350,587        (1,057,526)       (2,858,471)            (505,621)
  Change in unrealized gain (loss)
     on investments .............................       (7,052,261)       (1,360,035)       19,607,075             (256,200)
                                                    --------------       -----------       -----------        -------------
     Net gain (loss) on investments .............       (6,701,674)       (2,417,561)       16,748,604             (761,821)
                                                    --------------       -----------       -----------        -------------
  Reinvested capital gains ......................                -           114,212                 -                    -
                                                    --------------       -----------       -----------        -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   (6,751,320)       (2,317,219)       30,601,733             (766,662)
                                                    ==============       ===========       ===========        =============


                                                      NSATHIncBd         NSATIntGr        NSATMidCapIx          NSATMyMkt
Investment activity:
  Reinvested dividends ..........................        5,389,444                 -           362,699           31,183,634
  Mortality and expense risk charges (note 2) ...         (538,902)           (1,346)         (475,540)          (5,893,706)
                                                    --------------       -----------       -----------       --------------
     Net investment activity ....................        4,850,542            (1,346)         (112,841)          25,289,928
                                                    --------------       -----------       -----------       --------------

  Proceeds from mutual funds shares sold ........        5,699,324         2,028,608         9,061,322        5,009,593,348
  Cost of mutual fund shares sold ...............       (6,235,258)       (2,074,095)       (6,749,167)      (5,009,593,348)
                                                    --------------       -----------       -----------       --------------
     Realized gain (loss) on investments ........         (535,934)          (45,487)        2,312,155                    -
  Change in unrealized gain (loss)
     on investments .............................       (9,518,647)            6,563        (1,917,919)                   -
                                                    --------------       -----------       -----------       --------------
     Net gain (loss) on investments .............      (10,054,581)          (38,924)          394,236                    -
                                                    --------------       -----------       -----------       --------------
  Reinvested capital gains ......................                -                 -         3,108,525                    -
                                                    --------------       -----------       -----------       --------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       (5,204,039)          (40,270)        3,389,920           25,289,928
                                                    ==============       ===========       ===========       ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                    NSATMSecBd        NSATGlob50      NSATSmCapG      NSATSmCapV
Investment activity:
  Reinvested dividends ..........................   $  4,964,197         371,082               -               -
  Mortality and expense risk charges (note 2) ...       (754,308)       (461,234)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................      4,209,889         (90,152)       (517,795)     (1,092,180)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........     15,142,656      45,312,116      31,332,189      89,450,696
  Cost of mutual fund shares sold ...............    (16,558,849)    (43,351,491)    (30,045,795)    (87,114,799)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     (1,416,193)      1,960,625       1,286,394       2,335,897
  Change in unrealized gain (loss)
     on investments .............................        864,606      (9,742,003)    (17,955,941)    (21,605,961)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............       (551,587)     (7,781,378)    (16,669,547)    (19,270,064)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................              -       1,639,194         775,379      26,714,354
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $  3,658,302      (6,232,336)    (16,411,963)      6,352,110
                                                    ============      ==========     ===========     ===========


                                                      NSATSmCo         NSATStrVal    NSATStMidCp      NSATTotRe
Investment activity:
  Reinvested dividends ..........................         47,090         181,892               -       3,496,436
  Mortality and expense risk charges (note 2) ...     (1,899,169)       (202,888)     (1,850,520)     (5,377,862)
                                                    ------------      ----------     -----------     -----------
     Net investment activity ....................     (1,852,079)        (20,996)     (1,850,520)     (1,881,426)
                                                    ------------      ----------     -----------     -----------

  Proceeds from mutual funds shares sold ........    285,496,042      27,036,783      67,842,750      38,972,107
  Cost of mutual fund shares sold ...............   (270,843,325)    (26,884,696)    (47,433,484)    (36,746,756)
                                                    ------------      ----------     -----------     -----------
     Realized gain (loss) on investments ........     14,652,717         152,087      20,409,266       2,225,351
  Change in unrealized gain (loss)
     on investments .............................    (43,187,481)      1,229,421     (68,420,907)   (228,097,732)
                                                    ------------      ----------     -----------     -----------
     Net gain (loss) on investments .............    (28,534,764)      1,381,508     (48,011,641)   (225,872,381)
                                                    ------------      ----------     -----------     -----------
  Reinvested capital gains ......................     39,062,828               -       7,110,947     207,299,915
                                                    ------------      ----------     -----------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......      8,675,985       1,360,512     (42,751,214)    (20,453,892)
                                                    ============      ==========     ===========     ===========


                                                     NBAMTGuard       NBAMTMCGr        NBAMTPart      OppAggGro
Investment activity:
  Reinvested dividends ..........................   $    354,768               -         921,060               -
  Mortality and expense risk charges (note 2) ...       (740,750)     (2,509,235)     (1,196,114)     (3,913,210)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................       (385,982)     (2,509,235)       (275,054)     (3,913,210)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     15,985,614      78,689,175      50,157,504     351,052,088
  Cost of mutual fund shares sold ...............    (13,831,373)    (45,249,194)    (60,058,172)   (308,128,855)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      2,154,241      33,439,981      (9,900,668)     42,923,233
  Change in unrealized gain (loss)
     on investments .............................     (2,906,624)    (79,901,703)    (10,212,756)   (160,398,654)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............       (752,383)    (46,461,722)    (20,113,424)   (117,475,421)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................              -          56,886      19,587,870       9,393,044
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (1,138,365)    (48,914,071)       (800,608)   (111,995,587)
                                                    ============     ===========     ===========   =============



                                                       OppCapAp        OppGlSec        OppGrInc        StOpp2
Investment activity:
  Reinvested dividends ..........................        293,986               -         666,213               -
  Mortality and expense risk charges (note 2) ...     (3,525,188)       (174,028)     (2,634,271)       (153,189)
                                                    ------------     -----------     -----------   -------------
     Net investment activity ....................     (3,231,202)       (174,028)     (1,968,058)       (153,189)
                                                    ------------     -----------     -----------   -------------

  Proceeds from mutual funds shares sold ........     24,808,409     149,651,288       2,205,427       5,978,364
  Cost of mutual fund shares sold ...............    (16,558,288)   (150,970,496)     (1,972,537)     (5,970,402)
                                                    ------------     -----------     -----------   -------------
     Realized gain (loss) on investments ........      8,250,121      (1,319,208)        232,890           7,962
  Change in unrealized gain (loss)
     on investments .............................    (43,595,783)        965,928     (39,536,083)     (3,825,916)
                                                    ------------     -----------     -----------   -------------
     Net gain (loss) on investments .............    (35,345,662)       (353,280)    (39,303,193)     (3,817,954)
                                                    ------------     -----------     -----------   -------------
  Reinvested capital gains ......................     15,688,516               -       8,795,854       4,138,882
                                                    ------------     -----------     -----------   -------------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......    (22,888,348)       (527,308)    (32,475,397)        167,739
                                                    ============     ===========     ===========   =============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2000

                                                      VEWrldEMkt        VEWrldHAs         VVIFDStk        VVIFSmCoOpp
Investment activity:
  Reinvested dividends ..........................   $           -           72,408           74,756           10,194
  Mortality and expense risk charges (note 2) ...        (453,093)         (85,087)         (87,068)          (8,559)
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................        (453,093)         (12,679)         (12,312)           1,635
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........     204,950,211       72,984,061          327,515           56,842
  Cost of mutual fund shares sold ...............    (217,927,467)     (72,577,918)        (315,113)         (54,432)
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........     (12,977,256)         406,143           12,402            2,410
  Change in unrealized gain (loss)
     on investments .............................      (7,305,424)         140,154         (175,395)         347,726
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............     (20,282,680)         546,297         (162,993)         350,136
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $ (20,735,773)         533,618         (175,305)         351,771
                                                    =============     ============       ==========        =========

                                                       VPInvQBd        WRAsStrat           WRBal            WRBond
Investment activity:
  Reinvested dividends ..........................         122,727                -                -                -
  Mortality and expense risk charges (note 2) ...         (11,153)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Net investment activity ....................         111,574                -                -                -
                                                    -------------     ------------       ----------        ---------

  Proceeds from mutual funds shares sold ........         376,668                -                -                -
  Cost of mutual fund shares sold ...............        (383,429)               -                -                -
                                                    -------------     ------------       ----------        ---------
     Realized gain (loss) on investments ........          (6,761)               -                -                -
  Change in unrealized gain (loss)
     on investments .............................          96,171                -                -                -
                                                    -------------     ------------       ----------        ---------
     Net gain (loss) on investments .............          89,410                -                -                -
                                                    -------------     ------------       ----------        ---------
  Reinvested capital gains ......................               -                -                -                -
                                                    -------------     ------------       ----------        ---------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......         200,984                -                -                -
                                                    =============     ============       ==========        =========


                                                   WRCoreEq     WRGrowth        WRInt         WRSciTech
Investment activity:
  Reinvested dividends ..........................   $   -              -               -               -
  Mortality and expense risk charges (note 2) ...       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net investment activity ....................       -              -               -               -
                                                    -----      ---------      ----------      ----------

  Proceeds from mutual funds shares sold ........       -              -               -               -
  Cost of mutual fund shares sold ...............       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Realized gain (loss) on investments ........       -              -               -               -
  Change in unrealized gain (loss)
     on investments .............................       -              -               -               -
                                                    -----      ---------      ----------      ----------
     Net gain (loss) on investments .............       -              -               -               -
                                                    -----      ---------      ----------      ----------
  Reinvested capital gains ......................       -              -               -               -
                                                    -----      ---------      ----------      ----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......   $   -              -               -               -
                                                    =====      =========      ==========      ==========


                                                    WRSmCap     WPValue         WPIntEq        WPGPVenCp
Investment activity:
  Reinvested dividends ..........................       -        219,420         146,735               -
  Mortality and expense risk charges (note 2) ...       -       (204,367)       (339,607)       (217,797)
                                                    -----    -----------    ------------     -----------
     Net investment activity ....................       -         15,053        (192,872)       (217,797)
                                                    -----    -----------    ------------     -----------

  Proceeds from mutual funds shares sold ........       -     13,471,734     360,129,112      34,970,586
  Cost of mutual fund shares sold ...............       -    (13,215,228)   (363,209,282)    (29,890,289)
                                                    -----    -----------    ------------     -----------
     Realized gain (loss) on investments ........       -        256,506      (3,080,170)      5,080,297
  Change in unrealized gain (loss)
     on investments .............................       -      1,010,977      (6,782,621)    (10,957,173)
                                                    -----    -----------    ------------     -----------
     Net gain (loss) on investments .............       -      1,267,483      (9,862,791)     (5,876,876)
                                                    -----    -----------    ------------     -----------
  Reinvested capital gains ......................       -        201,406       3,528,115       1,943,800
                                                    -----    -----------    ------------     -----------
      Net increase (decrease) in contract owners'
         equity resulting from operations .......       -      1,483,942      (6,527,548)     (4,150,873)
                                                    =====    ===========    ============     ===========



See accompanying notes to financial statements.
--------------------------------------------------------------------------------

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2000 and 1999


                                                           Total                                   ACVPIncGr
                                                   2000                   1999               2000                1999
Investment activity:
  Net investment income ................   $     41,773,607          24,303,288          (1,209,796)         (1,014,095)
  Realized gain (loss) on investments ..         30,356,395          85,415,650             930,001           1,458,548
  Change in unrealized gain (loss)
     on investments ....................     (1,781,902,249)        529,140,404         (25,836,925)         18,056,144
  Reinvested capital gains .............        605,527,710         115,192,705                   -                   -
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (1,104,244,537)        754,052,047         (26,116,720)         18,500,597
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................      6,126,593,729       3,413,685,206         114,866,482          95,493,563
  Transfers between funds ..............                  -                   -          (7,158,659)          7,831,668
  Redemptions ..........................       (593,866,768)       (221,905,485)        (11,026,496)         (4,154,414)
  Annuity benefits .....................           (387,184)             (1,253)            (10,805)                  -
  Annual contract maintenance charges
     (note 2) ..........................           (200,831)                  -              (7,835)                  -
  Contingent deferred sales charges
     (note 2) ..........................        (10,261,819)         (4,399,205)           (212,538)            (78,156)
  Adjustments to maintain reserves .....         (9,306,361)            (62,185)             29,939              (3,119)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........      5,512,570,766       3,187,317,078          96,480,088          99,089,542
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..      4,408,326,229       3,941,369,125          70,363,368         117,590,139
Contract owners' equity beginning
  of period ............................      6,530,166,060       2,588,796,935         163,760,413          46,170,274
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..   $ 10,938,492,289       6,530,166,060         234,123,781         163,760,413
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................        465,965,599         221,242,846          10,793,179           3,531,124
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................        877,382,518         504,539,677          11,012,024           9,128,009
  Units redeemed .......................       (488,431,694)       (259,816,924)         (4,151,108)         (1,865,954)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................        854,916,423         465,965,599          17,654,095          10,793,179
                                           ================       =============         ===========         ===========


                                                           ACVPInt                                  ACVPValue
                                                   2000                1999                 2000                 1999
Investment activity:
  Net investment income ................         (2,687,763)           (948,065)            (91,030)            (77,590)
  Realized gain (loss) on investments ..         (5,002,607)         21,545,495          (3,059,290)           (689,158)
  Change in unrealized gain (loss)
     on investments ....................        (41,510,698)         46,969,672          14,273,281          (3,132,639)
  Reinvested capital gains .............          4,412,512                   -           1,263,708           2,152,580
                                           ----------------       -------------         -----------         -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        (44,788,556)         67,567,102          12,386,669          (1,746,807)
                                           ----------------       -------------         -----------         -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................        171,600,796          64,810,675          32,022,673          20,132,932
  Transfers between funds ..............        (11,419,011)         13,920,028          17,720,480            (324,126)
  Redemptions ..........................        (14,208,058)         (3,040,821)         (3,330,296)         (1,325,735)
  Annuity benefits .....................             (1,304)                  -                   -                   -
  Annual contract maintenance charges
     (note 2) ..........................             (2,429)                  -                (393)                  -
  Contingent deferred sales charges
     (note 2) ..........................           (276,499)            (57,293)            (62,387)            (31,100)
  Adjustments to maintain reserves .....             17,235               3,134              83,061                (221)
                                           ----------------       -------------         -----------         -----------
       Net equity transactions .........        145,710,730          75,635,723          46,433,138          18,451,750
                                           ----------------       -------------         -----------         -----------

Net change in contract owners' equity ..        100,922,174         143,202,825          58,819,807          16,704,943
Contract owners' equity beginning
  of period ............................        195,444,988          52,242,163          38,355,932          21,650,989
                                           ----------------       -------------         -----------         -----------
Contract owners' equity end of period ..        296,367,162         195,444,988          97,175,739          38,355,932
                                           ================       =============         ===========         ===========


CHANGES IN UNITS:
  Beginning units ......................         10,249,666           4,403,484           3,621,109           2,025,790
                                           ----------------       -------------         -----------         -----------
  Units purchased ......................         10,015,585          25,184,965          13,398,790           3,327,972
  Units redeemed .......................         (1,307,393)        (19,338,783)         (9,260,998)         (1,732,653)
                                           ----------------       -------------         -----------         -----------
  Ending units .........................         18,957,858          10,249,666           7,758,901           3,621,109
                                           ================       =============         ===========         ===========

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         DrySRGro                           DryStkIx
                                                 2000              1999             2000                1999
Investment activity:
  Net investment income ................   $     (298,852)         (854,255)         (723,226)        1,159,244
  Realized gain (loss) on investments ..          167,043           737,163         9,409,544         2,518,860
  Change in unrealized gain (loss)
     on investments ....................      (37,295,339)       21,902,824      (160,748,036)      103,762,225
  Reinvested capital gains .............                -         5,506,089        19,988,077         6,286,659
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (37,427,148)       27,291,821      (132,073,641)      113,726,988
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      161,412,256        88,613,989       552,164,395       474,442,086
  Transfers between funds ..............       12,434,467        15,489,812       (30,707,971)       54,840,182
  Redemptions ..........................      (14,088,350)       (3,496,257)      (67,406,606)      (24,356,262)
  Annuity benefits .....................          (15,894)                -           (60,355)                -
  Annual contract maintenance charges
     (note 2) ..........................          (22,766)                -           (43,549)                -
  Contingent deferred sales charges
     (note 2) ..........................         (283,845)          (62,705)       (1,282,750)         (501,167)
  Adjustments to maintain reserves .....          (25,618)             (233)            3,064               827
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      159,410,250       100,544,606       452,666,228       504,425,666
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      121,983,102       127,836,427       320,592,587       618,152,654
Contract owners' equity beginning
  of period ............................      166,642,026        38,805,599       929,607,317       311,454,663
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $  288,625,128       166,642,026     1,250,199,904       929,607,317
                                           ==============    ==============    ==============    ==============

CHANGES IN UNITS:
  Beginning units ......................        9,959,872         2,978,393        59,725,015        23,720,922
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       13,114,341         8,790,843        57,688,534        48,213,520
  Units redeemed .......................       (3,340,215)       (1,809,364)      (26,883,999)      (12,209,427)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       19,733,998         9,959,872        90,529,550        59,725,015
                                           ==============    ==============    ==============    ==============

                                                       DryEuroEq                              DryAp
                                                2000              1999             2000                1999
Investment activity:
  Net investment income ................          (93,355)            1,857          (567,075)         (242,833)
  Realized gain (loss) on investments ..       (1,011,987)          116,825         3,885,737         1,407,988
  Change in unrealized gain (loss)
     on investments ....................          195,900           200,421        (9,163,752)        9,643,177
  Reinvested capital gains .............          465,237            20,286         1,997,656           612,835
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (444,205)          339,389        (3,847,434)       11,421,167
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       15,305,300           526,129        56,093,593       101,641,759
  Transfers between funds ..............        3,615,357         1,278,795       (28,587,786)         (277,522)
  Redemptions ..........................         (564,054)          (10,356)      (10,437,967)       (4,721,764)
  Annuity benefits .....................             (396)                -            (9,350)                -
  Annual contract maintenance charges
     (note 2) ..........................              (31)                -            (8,526)                -
  Contingent deferred sales charges
     (note 2) ..........................           (7,585)                -          (232,038)         (112,549)
  Adjustments to maintain reserves .....           (1,518)              (29)            5,161            (1,052)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       18,347,073         1,794,539        16,823,087        96,528,872
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       17,902,868         2,133,928        12,975,653       107,950,039
Contract owners' equity beginning
  of period ............................        2,133,928                 -       165,362,029        57,411,990
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..       20,036,796         2,133,928       178,337,682       165,362,029
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          165,469                 -        11,442,779         4,345,651
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,412,478           166,272         3,231,107        10,352,838
  Units redeemed .......................       (4,972,088)             (803)       (1,989,950)       (3,255,710)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        1,605,859           165,469        12,683,936        11,442,779
                                           ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FedQualBd                           FidVIPEIS
                                                2000              1999               2000                1999
Investment activity:
  Net investment income ................   $     (191,541)          (19,926)        1,784,211           276,884
  Realized gain (loss) on investments ..          118,900               561        (2,992,995)          412,361
  Change in unrealized gain (loss)
     on investments ....................        3,607,712           (15,720)       10,955,127         1,517,647
  Reinvested capital gains .............                -                 -        23,074,503         6,899,485
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,535,071           (35,085)       32,820,846         9,106,377
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       43,993,646         5,376,015       174,170,691       178,867,332
  Transfers between funds ..............       12,145,600         2,358,597       (29,077,665)       (7,116,225)
  Redemptions ..........................       (2,254,252)         (251,679)      (23,938,568)      (15,062,722)
  Annuity benefits .....................           (1,058)                -            (1,735)                -
  Annual contract maintenance charges
     (note 2) ..........................              (15)                -            (5,050)                -
  Contingent deferred sales charges
     (note 2) ..........................          (10,213)           (1,674)         (445,155)         (279,245)
  Adjustments to maintain reserves .....           14,029               757           (10,554)           (3,780)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........       53,887,737         7,482,016       120,691,964       156,405,360
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..       57,422,808         7,446,931       153,512,810       165,511,737
Contract owners' equity beginning
  of period ............................        7,446,931                 -       362,084,796       196,573,059
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..   $   64,869,739         7,446,931       515,597,606       362,084,796
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................          759,756                 -        30,054,428        17,214,676
                                           --------------    --------------    --------------    --------------
  Units purchased ......................        6,833,526           785,433        26,437,067        19,001,003
  Units redeemed .......................       (1,524,547)          (25,677)      (16,792,729)       (6,161,251)
                                           --------------    --------------    --------------    --------------
  Ending units .........................        6,068,735           759,756        39,698,766        30,054,428
                                           ==============    ==============    ==============    ==============


                                                        FidVIPGrS                          FidVIPHIS
                                                 2000              1999              2000               1999
Investment activity:
  Net investment income ................       (9,299,351)       (2,857,145)       10,773,494         8,524,706
  Realized gain (loss) on investments ..        9,889,705         5,074,750       (12,003,334)       (7,151,085)
  Change in unrealized gain (loss)
     on investments ....................     (223,848,501)       98,493,324       (47,739,384)        7,299,162
  Reinvested capital gains .............       73,816,434        15,475,451                 -           373,243
                                           --------------    --------------    --------------    --------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (149,441,713)      116,186,380       (48,969,224)        9,046,026
                                           --------------    --------------    --------------    --------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      595,544,756       306,170,035        84,042,564        81,385,530
  Transfers between funds ..............       39,393,582        96,715,312       (45,395,916)       10,885,567
  Redemptions ..........................      (51,172,934)      (19,374,716)      (12,916,647)       (8,253,422)
  Annuity benefits .....................          (36,664)                -            (1,103)                -
  Annual contract maintenance charges
     (note 2) ..........................          (21,707)                -            (2,358)                -
  Contingent deferred sales charges
     (note 2) ..........................         (930,991)         (654,127)         (203,015)         (109,715)
  Adjustments to maintain reserves .....          (18,136)          (12,461)              583              (414)
                                           --------------    --------------    --------------    --------------
       Net equity transactions .........      582,757,906       382,844,043        25,524,108        83,907,546
                                           --------------    --------------    --------------    --------------

Net change in contract owners' equity ..      433,316,193       499,030,423       (23,445,116)       92,953,572
Contract owners' equity beginning
  of period ............................      608,360,296       109,329,873       196,340,692       103,387,120
                                           --------------    --------------    --------------    --------------
Contract owners' equity end of period ..    1,041,676,489       608,360,296       172,895,576       196,340,692
                                           ==============    ==============    ==============    ==============


CHANGES IN UNITS:
  Beginning units ......................       32,663,000         7,899,480        18,906,184        10,786,671
                                           --------------    --------------    --------------    --------------
  Units purchased ......................       53,784,950        37,186,449        19,481,588        19,151,947
  Units redeemed .......................      (21,516,374)      (12,422,929)      (16,833,231)      (11,032,434)
                                           --------------    --------------    --------------    --------------
  Ending units .........................       64,931,576        32,663,000        21,554,541        18,906,184
                                           ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      FidVIPOvS                         FidVIPConS
                                                2000             1999             2000              1999
Investment activity:
  Net investment income ................   $     155,316          (37,735)      (4,109,902)      (1,862,227)
  Realized gain (loss) on investments ..     (18,282,305)      11,318,460        3,622,126          280,432
  Change in unrealized gain (loss)
     on investments ....................     (11,652,447)      10,631,802     (102,500,793)      58,793,652
  Reinvested capital gains .............       9,430,441          691,619       56,635,936        5,159,836
                                           -------------    -------------    -------------     ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (20,348,995)      22,604,146      (46,352,633)      62,371,693
                                           -------------    -------------    -------------     ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................      70,114,178       31,661,483      279,920,230      210,779,869
  Transfers between funds ..............     (11,336,752)      13,663,206      (20,109,306)      32,806,150
  Redemptions ..........................      (5,797,870)      (1,724,410)     (27,709,617)      (9,615,920)
  Annuity benefits .....................         (12,741)               -          (16,590)               -
  Annual contract maintenance charges
     (note 2) ..........................            (647)               -          (17,553)               -
  Contingent deferred sales charges
     (note 2) ..........................         (82,326)         (34,214)        (571,546)        (187,997)
  Adjustments to maintain reserves .....          55,233           (5,141)         (80,970)          (1,122)
                                           -------------    -------------    -------------     ------------
       Net equity transactions .........      52,939,075       43,560,924      231,414,648      233,780,980
                                           -------------    -------------    -------------     ------------

Net change in contract owners' equity ..      32,590,080       66,165,070      185,062,015      296,152,673
Contract owners' equity beginning
  of period ............................      92,437,608       26,272,538      424,819,690      128,667,017
                                           -------------    -------------    -------------     ------------
Contract owners' equity end of period ..   $ 125,027,688       92,437,608      609,881,705      424,819,690
                                           =============    =============    =============     ============


CHANGES IN UNITS:
  Beginning units ......................       5,905,380        2,378,635       27,031,978       10,045,452
                                           -------------    -------------    -------------     ------------
  Units purchased ......................      76,402,686       19,618,300       24,701,756       21,082,656
  Units redeemed .......................     (72,446,597)     (16,091,555)      (9,542,894)      (4,096,130)
                                           -------------    -------------    -------------     ------------
  Ending units .........................       9,861,469        5,905,380       42,190,840       27,031,978
                                           =============    =============    =============     ============

                                                     FidVIPGrOpS                        JanCapAp
                                                2000             1999             2000          1999
Investment activity:
  Net investment income ................         452,743         (505,350)        (163,203)         -
  Realized gain (loss) on investments ..         581,523        2,824,087       (3,781,514)         -
  Change in unrealized gain (loss)
     on investments ....................     (51,769,543)         700,174      (76,377,132)         -
  Reinvested capital gains .............      12,702,709        2,093,404                -          -
                                           -------------    -------------    -------------     ------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................     (38,032,568)       5,112,315      (80,321,849)         -
                                           -------------    -------------    -------------     ------

Equity transactions:
  Purchase payments received from
     contract owners ...................      64,032,347      111,530,050      366,569,594          -
  Transfers between funds ..............     (44,904,154)      (2,530,648)     105,606,666          -
  Redemptions ..........................     (11,434,053)      (6,562,117)     (12,687,236)         -
  Annuity benefits .....................          (9,659)               -           (7,141)         -
  Annual contract maintenance charges
     (note 2) ..........................          (1,990)               -             (443)         -
  Contingent deferred sales charges
     (note 2) ..........................        (215,072)        (125,543)        (158,020)         -
  Adjustments to maintain reserves .....           9,299            2,854           32,580          -
                                           -------------    -------------    -------------     ------
       Net equity transactions .........       7,476,718      102,314,596      459,356,000          -
                                           -------------    -------------    -------------     ------

Net change in contract owners' equity ..     (30,555,850)     107,426,911      379,034,151          -
Contract owners' equity beginning
  of period ............................     208,028,456      100,601,545                -          -
                                           -------------    -------------    -------------     ------
Contract owners' equity end of period ..     177,472,606      208,028,456      379,034,151          -
                                           =============    =============    =============     ======


CHANGES IN UNITS:
  Beginning units ......................      15,778,837        7,846,207                -          -
                                           -------------    -------------    -------------     ------
  Units purchased ......................       7,812,251       12,878,863       41,344,136          -
  Units redeemed .......................      (7,064,114)      (4,946,233)      (1,338,310)         -
                                           -------------    -------------    -------------     ------
  Ending units .........................      16,526,974       15,778,837       40,005,826          -
                                           =============    =============    =============     ======



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                   JanGlobTech                JanInGro
                                                  2000       1999         2000        1999
Investment activity:
  Net investment income ................     $    (815,188)     -         8,212,948      -
  Realized gain (loss) on investments ..        (4,972,428)     -       (52,914,841)     -
  Change in unrealized gain (loss)
     on investments ....................      (110,898,324)     -       (22,742,452)     -
  Reinvested capital gains .............                 -      -                 -      -
                                             -------------    ---     -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (116,685,940)     -       (67,444,345)     -
                                             -------------    ---     -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       256,863,272      -       285,820,460      -
  Transfers between funds ..............        95,852,810      -        80,274,764      -
  Redemptions ..........................        (9,789,744)     -        (8,224,464)     -
  Annuity benefits .....................            (7,779)     -            (7,985)     -
  Annual contract maintenance charges
     (note 2) ..........................              (612)     -              (419)     -
  Contingent deferred sales charges
     (note 2) ..........................          (158,536)     -           (96,809)     -
  Adjustments to maintain reserves .....            63,970      -           (19,437)     -
                                             -------------    ---     -------------    ---
       Net equity transactions .........       342,823,381      -       357,746,110      -
                                             -------------    ---     -------------    ---

Net change in contract owners' equity ..       226,137,441      -       290,301,765      -
Contract owners' equity beginning
  of period ............................                 -      -                 -      -
                                             -------------    ---     -------------    ---
Contract owners' equity end of period ..     $ 226,137,441      -       290,301,765      -
                                             =============    ===     =============    ===


CHANGES IN UNITS:
  Beginning units ......................                 -      -                 -      -
                                             -------------    ---     -------------      -
  Units purchased ......................        36,004,276      -        30,726,087      -
  Units redeemed .......................        (1,275,029)     -          (836,028)     -
                                             -------------    ---     -------------      -
  Ending units .........................        34,729,247      -        29,890,059      -
                                             =============    ===     =============    ===

                                                         MSEmMkt                           MSMidCapG
                                                  2000               1999               2000       1999
Investment activity:
  Net investment income ................         1,640,174            743,512            (21,581)     -
  Realized gain (loss) on investments ..           740,253           (278,354)           (73,641)     -
  Change in unrealized gain (loss)
     on investments ....................        (1,355,540)           798,575           (795,505)     -
  Reinvested capital gains .............                 -                  -             11,925      -
                                             -------------      -------------      -------------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         1,024,887          1,263,733           (878,802)     -
                                             -------------      -------------      -------------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................         5,135,699          2,576,386          5,262,458      -
  Transfers between funds ..............         5,238,054           (170,498)         3,535,282      -
  Redemptions ..........................          (808,451)          (205,541)          (131,528)     -
  Annuity benefits .....................                 -                  -               (627)     -
  Annual contract maintenance charges
     (note 2) ..........................              (103)                 -                  -      -
  Contingent deferred sales charges
     (note 2) ..........................           (11,623)            (2,930)            (2,318)     -
  Adjustments to maintain reserves .....               327                  4               (111)     -
                                             -------------      -------------      -------------    ---
       Net equity transactions .........         9,553,903          2,197,421          8,663,156      -
                                             -------------      -------------      -------------    ---

Net change in contract owners' equity ..        10,578,790          3,461,154          7,784,354      -
Contract owners' equity beginning
  of period ............................         6,712,494          3,251,340                  -      -
                                             -------------      -------------      -------------    ---
Contract owners' equity end of period ..        17,291,284          6,712,494          7,784,354      -
                                             =============      =============      =============      =


CHANGES IN UNITS:
  Beginning units ......................           665,922            439,302                  -      -
                                             -------------      -------------      -------------    ---
  Units purchased ......................           929,343          1,073,867            849,514      -
  Units redeemed .......................          (190,992)          (847,247)           (20,222)     -
                                             -------------      -------------      -------------    ---
  Ending units .........................         1,404,273            665,922            829,292      -
                                             =============      =============      =============    ===

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                         MSUSRE                              NSATBal
                                                 2000               1999              2000              1999
Investment activity:
  Net investment income ................     $ 12,602,563           981,436         1,612,010         1,534,982
  Realized gain (loss) on investments ..        2,801,333        (1,291,147)         (233,045)           46,794
  Change in unrealized gain (loss)
     on investments ....................        2,954,436          (722,279)       (3,168,340)       (2,325,487)
  Reinvested capital gains .............          319,950                 -                 -            10,762
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       18,678,282        (1,031,990)       (1,789,375)         (732,949)
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       20,826,430         8,349,713        46,546,340        40,680,546
  Transfers between funds ..............       16,556,157        (3,211,414)       (7,981,627)       (2,694,018)
  Redemptions ..........................       (1,793,241)         (943,773)       (5,941,381)       (2,544,229)
  Annuity benefits .....................                -                 -              (560)                -
  Annual contract maintenance charges
     (note 2) ..........................             (120)                -            (1,164)                -
  Contingent deferred sales charges
     (note 2) ..........................          (26,471)          (21,748)         (106,034)          (32,122)
  Adjustments to maintain reserves .....       (9,786,882)             (165)            5,006            44,627
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       25,775,873         4,172,613        32,520,580        35,454,804
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       44,454,155         3,140,623        30,731,205        34,721,855
Contract owners' equity beginning
  of period ............................       21,151,811        18,011,188        73,894,926        39,173,071
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 65,605,966        21,151,811       104,626,131        73,894,926
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,410,128         1,990,027         6,828,549         3,613,585
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        9,646,859         2,127,935         5,628,778         4,333,511
  Units redeemed .......................       (6,372,355)       (1,707,834)       (2,617,120)       (1,118,547)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,684,632         2,410,128         9,840,207         6,828,549
                                             ============      ============      ============      ============


                                                        NSATCapAp                       NSATEmMkt
                                                  2000             1999             2000        1999
Investment activity:
  Net investment income ................       (2,532,457)         (893,159)             (879)     -
  Realized gain (loss) on investments ..       (2,121,865)        3,118,604           (87,888)     -
  Change in unrealized gain (loss)
     on investments ....................     (136,041,722)      (18,009,623)              326      -
  Reinvested capital gains .............       52,248,895        22,036,681                 -      -
                                             ------------      ------------      ------------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (88,447,149)        6,252,503           (88,441)     -
                                             ------------      ------------      ------------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       70,219,052       186,868,647            67,486      -
  Transfers between funds ..............      (73,437,312)      (33,840,307)          127,309      -
  Redemptions ..........................      (17,516,902)      (12,585,838)           (1,578)     -
  Annuity benefits .....................          (14,847)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................          (11,435)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................         (425,092)         (275,367)                -      -
  Adjustments to maintain reserves .....           24,576           (12,885)               91      -
                                             ------------      ------------      ------------   ----
       Net equity transactions .........      (21,161,960)      140,154,250           193,308      -
                                             ------------      ------------      ------------   ----

Net change in contract owners' equity ..     (109,609,109)      146,406,753           104,867      -
Contract owners' equity beginning
  of period ............................      341,934,234       195,527,481                 -      -
                                             ------------      ------------      ------------   ----
Contract owners' equity end of period ..      232,325,125       341,934,234           104,867      -
                                             ============      ============      ============   ====


CHANGES IN UNITS:
  Beginning units ......................       24,935,324        14,630,149                 -      -
                                             ------------      ------------      ------------   ----
  Units purchased ......................       12,426,701        17,295,891            12,904      -
  Units redeemed .......................      (13,939,019)       (6,990,716)             (288)     -
                                             ------------      ------------      ------------   ----
  Ending units .........................       23,423,006        24,935,324            12,616      -
                                             ============      ============      ============   ====


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATEqInc                      NSATGlobTC
                                                  2000              1999              2000      1999
Investment activity:
  Net investment income ................     $    (49,646)         (119,626)          (13,870)     -
  Realized gain (loss) on investments ..          350,587           128,839        (1,057,526)     -
  Change in unrealized gain (loss)
     on investments ....................       (7,052,261)        3,294,853        (1,360,035)     -
  Reinvested capital gains .............                -            10,580           114,212      -
                                             ------------       -----------        ----------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (6,751,320)        3,314,646        (2,317,219)     -
                                             ------------       -----------        ----------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................       30,102,882        10,827,322         2,276,687      -
  Transfers between funds ..............        3,858,095         1,031,331         5,889,821      -
  Redemptions ..........................       (2,736,832)       (1,057,143)          (62,719)     -
  Annuity benefits .....................           (1,665)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (186)                -               (26)     -
  Contingent deferred sales charges
     (note 2) ..........................          (40,522)          (20,478)              (82)     -
  Adjustments to maintain reserves .....            2,432               (31)         (214,515)     -
                                             ------------       -----------        ----------   ----
       Net equity transactions .........       31,184,204        10,781,001         7,889,166      -
                                             ------------       -----------        ----------   ----

Net change in contract owners' equity ..       24,432,884        14,095,647         5,571,947      -
Contract owners' equity beginning
  of period ............................       26,887,620        12,791,973                 -      -
                                             ------------       -----------        ----------   ----
Contract owners' equity end of period ..     $ 51,320,504        26,887,620         5,571,947      -
                                             ============       ===========        ==========   ====


CHANGES IN UNITS:
  Beginning units ......................        1,974,337         1,104,160                 -      -
                                             ------------       -----------        ----------   ----
  Units purchased ......................        3,006,832         1,082,834           896,490      -
  Units redeemed .......................         (726,894)         (212,657)          (23,407)     -
                                             ------------       -----------        ----------   ----
  Ending units .........................        4,254,275         1,974,337           873,083      -
                                             ============       ===========        ==========   ====


                                                        NSATGvtBd                        NSATGrFoc
                                                2000                1999              2000      1999

Investment activity:
  Net investment income ................       13,853,129         9,200,297            (4,841)     -
  Realized gain (loss) on investments ..       (2,858,471)         (512,129)         (505,621)     -
  Change in unrealized gain (loss)
     on investments ....................       19,607,075       (15,046,720)         (256,200)     -
  Reinvested capital gains .............                -           458,147                 -      -
                                             ------------        ----------         ---------   ----
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       30,601,733        (5,900,405)         (766,662)     -
                                             ------------        ----------         ---------   ----

Equity transactions:
  Purchase payments received from
     contract owners ...................      103,503,151       155,714,369           443,630      -
  Transfers between funds ..............      (10,659,484)      (31,118,681)        2,215,215      -
  Redemptions ..........................      (19,065,772)      (12,549,617)           (3,456)     -
  Annuity benefits .....................           (5,111)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................           (2,531)                -                (7)     -
  Contingent deferred sales charges
     (note 2) ..........................         (301,999)         (152,236)                -      -
  Adjustments to maintain reserves .....           10,440            (5,324)           (5,269)     -
                                             ------------        ----------         ---------   ----
       Net equity transactions .........       73,478,694       111,888,511         2,650,113      -
                                             ------------        ----------         ---------   ----

Net change in contract owners' equity ..      104,080,427       105,988,106         1,883,451      -
Contract owners' equity beginning
  of period ............................      241,727,767       135,739,661                 -      -
                                             ------------        ----------         ---------   ----
Contract owners' equity end of period ..      345,808,194       241,727,767         1,883,451      -
                                             ============        ==========         =========   ====


CHANGES IN UNITS:
  Beginning units ......................       23,054,706        12,410,863                 -      -
                                             ------------        ----------         ---------   ----
  Units purchased ......................       22,268,670        21,453,996           304,546      -
  Units redeemed .......................      (15,244,412)      (10,810,153)           (2,336)     -
                                             ------------        ----------         ---------   ----
  Ending units .........................       30,078,964        23,054,706           302,210      -
                                             ============        ==========         =========   ====

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        NSATHIncBd                       NSATIntGr
                                                  2000               1999               2000     1999
Investment activity:
  Net investment income ................     $  4,850,542         3,317,386            (1,346)     -
  Realized gain (loss) on investments ..         (535,934)         (774,018)          (45,487)     -
  Change in unrealized gain (loss)
     on investments ....................       (9,518,647)       (1,931,626)            6,563      -
  Reinvested capital gains .............                -            20,477                 -      -
                                             ------------        ----------           -------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (5,204,039)          632,219           (40,270)     -
                                             ------------        ----------           -------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       21,514,941        26,877,564            70,191      -
  Transfers between funds ..............       (7,075,558)       (4,776,516)          375,299      -
  Redemptions ..........................       (3,805,183)       (2,757,819)           (1,782)     -
  Annuity benefits .....................           (1,285)                -                 -      -
  Annual contract maintenance charges
     (note 2) ..........................             (168)                -                 -      -
  Contingent deferred sales charges
     (note 2) ..........................          (67,776)          (38,131)                -      -
  Adjustments to maintain reserves .....              781             1,005                (6)     -
                                             ------------        ----------           -------    ---
       Net equity transactions .........       10,565,752        19,306,103           443,702      -
                                             ------------        ----------           -------    ---

Net change in contract owners' equity ..        5,361,713        19,938,322           403,432      -
Contract owners' equity beginning
  of period ............................       49,937,862        29,999,540                 -      -
                                             ------------        ----------           -------    ---
Contract owners' equity end of period ..     $ 55,299,575        49,937,862           403,432      -
                                             ============        ==========           =======    ===


CHANGES IN UNITS:
  Beginning units ......................        4,575,209         2,804,271                 -      -
                                             ------------        ----------           -------    ---
  Units purchased ......................        2,845,681         4,585,277            44,989      -
  Units redeemed .......................       (1,813,088)       (2,814,339)           (1,087)     -
                                             ------------        ----------           -------    ---
  Ending units .........................        5,607,802         4,575,209            43,902      -
                                             ============        ==========           =======    ===

                                                         NSATMidCapIx                     NSATMyMkt
                                                    2000             1999           2000               1999
Investment activity:
  Net investment income ................         (112,841)          (73,903)       25,289,928        10,990,355
  Realized gain (loss) on investments ..        2,312,155            92,868                 -                 -
  Change in unrealized gain (loss)
     on investments ....................       (1,917,919)        1,139,778                 -                 -
  Reinvested capital gains .............        3,108,525           906,636                 -                 -
                                              -----------        ----------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,389,920         2,065,379        25,289,928        10,990,355
                                              -----------        ----------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       45,272,742         5,311,828       838,515,011       513,201,591
  Transfers between funds ..............       28,498,331           629,075      (388,293,928)     (270,070,521)
  Redemptions ..........................       (2,716,542)         (506,127)      (95,747,059)      (35,394,012)
  Annuity benefits .....................           (9,335)                -           (74,157)                -
  Annual contract maintenance charges
     (note 2) ..........................             (360)                -            (1,911)                -
  Contingent deferred sales charges
     (note 2) ..........................          (31,752)           (6,847)       (1,108,426)         (569,286)
  Adjustments to maintain reserves .....           48,319             4,046           (67,852)           66,186
                                              -----------        ----------      ------------      ------------
       Net equity transactions .........       71,061,403         5,431,975       353,221,678       207,233,958
                                              -----------        ----------      ------------      ------------

Net change in contract owners' equity ..       74,451,323         7,497,354       378,511,606       218,224,313
Contract owners' equity beginning
  of period ............................       14,741,415         7,244,061       409,535,675       191,311,362
                                              -----------        ----------      ------------      ------------
Contract owners' equity end of period ..       89,192,738        14,741,415       788,047,281       409,535,675
                                              ===========        ==========      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        1,114,320           663,437        37,954,711        18,220,141
                                              -----------        ----------      ------------      ------------
  Units purchased ......................        7,024,346           489,142        85,241,760        86,544,584
  Units redeemed .......................       (2,453,430)          (38,259)      (52,561,594)      (66,810,014)
                                              -----------        ----------      ------------      ------------
  Ending units .........................        5,685,236         1,114,320        70,634,877        37,954,711
                                              ===========        ==========      ============      ============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       NSATMSecBd                          NSATGlob50
                                                  2000             1999              2000               1999
Investment activity:
  Net investment income ................     $  4,209,889         2,584,713           (90,152)         (159,547)
  Realized gain (loss) on investments ..       (1,416,193)         (213,719)        1,960,625           124,867
  Change in unrealized gain (loss)
     on investments ....................          864,606        (1,852,549)       (9,742,003)        4,354,472
  Reinvested capital gains .............                -                 -         1,639,194         1,182,461
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................        3,658,302           518,445        (6,232,336)        5,502,253
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       32,251,061        27,508,026        18,603,078        15,224,818
  Transfers between funds ..............        3,587,916        (1,144,670)       (2,725,632)        2,201,223
  Redemptions ..........................       (4,353,022)       (2,473,128)       (2,059,534)         (854,333)
  Annuity benefits .....................              (86)                -              (216)                -
  Annual contract maintenance charges
     (note 2) ..........................             (161)                -              (480)                -
  Contingent deferred sales charges
     (note 2) ..........................          (75,160)          (41,232)          (39,284)           (8,941)
  Adjustments to maintain reserves .....              900              (217)          (17,045)            8,686
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       31,411,448        23,848,779        13,760,887        16,571,453
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       35,069,750        24,367,224         7,528,551        22,073,706
Contract owners' equity beginning
  of period ............................       59,321,062        34,953,838        37,100,378        15,026,672
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 94,390,812        59,321,062        44,628,929        37,100,378
                                             ============      ============      ============      ============



CHANGES IN UNITS:
  Beginning units ......................        5,745,755         3,410,266         2,562,069         1,260,859
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,111,981         3,684,715         5,284,856         1,645,648
  Units redeemed .......................       (3,116,153)       (1,349,226)       (4,293,005)         (344,438)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        8,741,583         5,745,755         3,553,920         2,562,069
                                             ============      ============      ============      ============

                                                         NSATSmCapG                         NSATSmCapV
                                                  2000              1999             2000              1999
Investment activity:
  Net investment income ................         (517,795)          (17,275)       (1,092,180)         (447,536)
  Realized gain (loss) on investments ..        1,286,394           573,462         2,335,897         2,444,930
  Change in unrealized gain (loss)
     on investments ....................      (17,955,941)        3,274,222       (21,605,961)       (2,252,934)
  Reinvested capital gains .............          775,379           510,845        26,714,354        11,306,131
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (16,411,963)        4,341,254         6,352,110        11,050,591
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       56,497,245         3,532,204        49,089,651        25,899,735
  Transfers between funds ..............       17,777,370         6,524,803        20,945,489         3,995,622
  Redemptions ..........................       (2,316,123)          (67,415)       (5,373,726)       (1,693,497)
  Annuity benefits .....................             (390)                -            (1,088)                -
  Annual contract maintenance charges
     (note 2) ..........................             (290)                -            (2,433)                -
  Contingent deferred sales charges
     (note 2) ..........................          (40,581)             (334)         (109,546)          (30,984)
  Adjustments to maintain reserves .....           27,418           (77,860)            2,838            16,893
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       71,944,649         9,911,398        64,551,185        28,187,769
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       55,532,686        14,252,652        70,903,295        39,238,360
Contract owners' equity beginning
  of period ............................       14,252,652                 -        68,966,903        29,728,543
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       69,785,338        14,252,652       139,870,198        68,966,903
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          599,267                 -         5,606,043         3,150,456
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        7,121,558           602,102        14,392,825         6,906,463
  Units redeemed .......................       (3,685,549)           (2,835)      (10,161,957)       (4,450,876)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        4,035,276           599,267         9,836,911         5,606,043
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                           NSATSmCo                             NSATStrVal
                                                   2000               1999              2000              1999
Investment activity:
  Net investment income ................     $  (1,852,079)          (590,685)           (20,996)           (21,455)
  Realized gain (loss) on investments ..        14,652,717          8,555,188            152,087           (498,979)
  Change in unrealized gain (loss)
     on investments ....................       (43,187,481)        15,852,354          1,229,421           (536,035)
  Reinvested capital gains .............        39,062,828          4,052,068                  -            422,281
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         8,675,985         27,868,925          1,360,512           (634,188)
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       105,158,467         28,999,047          7,016,204          5,369,174
  Transfers between funds ..............        24,480,147          4,674,356            474,872         (3,499,556)
  Redemptions ..........................       (13,005,490)        (2,442,726)        (1,046,662)          (549,563)
  Annuity benefits .....................            (3,070)                 -                  -                  -
  Annual contract maintenance charges
     (note 2) ..........................            (1,512)                 -               (123)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (166,521)           (58,681)           (18,088)           (11,600)
  Adjustments to maintain reserves .....            29,330                967                399               (138)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       116,491,351         31,172,963          6,426,602          1,308,317
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..       125,167,336         59,041,888          7,787,114            674,129
Contract owners' equity beginning
  of period ............................       102,053,313         43,011,425         14,280,866         13,606,737
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..     $ 227,220,649        102,053,313         22,067,980         14,280,866
                                             =============      =============      =============      =============



CHANGES IN UNITS:
  Beginning units ......................         7,226,898          4,472,890          1,453,494          1,348,528
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        31,180,668         13,324,101          3,766,431            932,608
  Units redeemed .......................       (24,049,320)       (10,570,093)        (3,174,789)          (827,642)
                                             -------------      -------------      -------------      -------------
  Ending units .........................        14,358,246          7,226,898          2,045,136          1,453,494
                                             =============      =============      =============      =============


                                                          NSATStMidCp                           NSATTotRe
                                                    2000              1999              2000                1999
Investment activity:
  Net investment income ................        (1,850,520)          (279,828)        (1,881,426)        (1,332,844)
  Realized gain (loss) on investments ..        20,409,266          1,867,118          2,225,351            738,485
  Change in unrealized gain (loss)
     on investments ....................       (68,420,907)        18,826,217       (228,097,732)         2,068,214
  Reinvested capital gains .............         7,110,947          4,290,875        207,299,915         18,733,710
                                             -------------      -------------      -------------      -------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (42,751,214)        24,704,382        (20,453,892)        20,207,565
                                             -------------      -------------      -------------      -------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       108,458,682         22,842,076        180,515,782        236,961,792
  Transfers between funds ..............        32,261,262         32,390,564        (72,738,625)       (11,925,544)
  Redemptions ..........................       (10,028,767)        (1,318,965)       (34,074,138)       (20,433,946)
  Annuity benefits .....................              (354)                 -            (33,789)            (1,253)
  Annual contract maintenance charges
     (note 2) ..........................            (2,714)                 -            (16,888)                 -
  Contingent deferred sales charges
     (note 2) ..........................          (186,187)           (31,712)          (681,599)          (403,251)
  Adjustments to maintain reserves .....            52,422                881             53,083                (74)
                                             -------------      -------------      -------------      -------------
       Net equity transactions .........       130,554,344         53,882,844         73,023,826        204,197,724
                                             -------------      -------------      -------------      -------------

Net change in contract owners' equity ..        87,803,130         78,587,226         52,569,934        224,405,289
Contract owners' equity beginning
  of period ............................        87,324,702          8,737,476        510,286,583        285,881,294
                                             -------------      -------------      -------------      -------------
Contract owners' equity end of period ..       175,127,832         87,324,702        562,856,517        510,286,583
                                             =============      =============      =============      =============


CHANGES IN UNITS:
  Beginning units ......................         4,077,931            754,465         40,239,354         23,870,943
                                             -------------      -------------      -------------      -------------
  Units purchased ......................        13,730,696          4,847,563         18,674,436         22,708,822
  Units redeemed .......................        (8,214,116)        (1,524,097)       (13,089,402)        (6,340,411)
                                             -------------      -------------      -------------      -------------
  Ending units .........................         9,594,511          4,077,931         45,824,388         40,239,354
                                             =============      =============      =============      =============



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999


                                                        NBAMTGuard                         NBAMTMCGr
                                                 2000                1999            2000               1999
Investment activity:
  Net investment income ................     $   (385,982)         (372,457)       (2,509,235)         (486,685)
  Realized gain (loss) on investments ..        2,154,241           372,448        33,439,981         1,518,122
  Change in unrealized gain (loss)
     on investments ....................       (2,906,624)        5,598,352       (79,901,703)       29,692,933
  Reinvested capital gains .............                -                 -            56,886           854,495
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (1,138,365)        5,598,343       (48,914,071)       31,578,865
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,129,554        30,029,433       168,420,408        39,386,252
  Transfers between funds ..............       (3,783,997)       (1,195,248)       73,327,761         6,571,008
  Redemptions ..........................       (4,313,697)       (1,949,424)      (11,550,909)       (1,774,431)
  Annuity benefits .....................              (52)                -            (1,173)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,801)                -            (3,482)                -
  Contingent deferred sales charges
     (note 2) ..........................          (87,584)          (43,794)         (226,747)          (37,463)
  Adjustments to maintain reserves .....            1,705              (171)           23,759               623
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,944,128        26,840,796       229,989,617        44,145,989
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       17,805,763        32,439,139       181,075,546        75,724,854
Contract owners' equity beginning
  of period ............................       64,797,339        32,358,200       104,083,991        28,359,137
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 82,603,102        64,797,339       285,159,537       104,083,991
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        4,217,877         2,362,938         4,329,553         1,757,462
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        3,709,554         3,787,810        20,856,272         4,275,092
  Units redeemed .......................       (2,490,099)       (1,932,871)      (11,606,669)       (1,703,001)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        5,437,332         4,217,877        13,579,156         4,329,553
                                             ============      ============      ============      ============


                                                          NBAMTPart                          OppAggGro
                                                   2000              1999             2000             1999
Investment activity:
  Net investment income ................         (275,054)          147,869        (3,913,210)         (562,098)
  Realized gain (loss) on investments ..       (9,900,668)       (1,322,749)       42,923,233        12,676,113
  Change in unrealized gain (loss)
     on investments ....................      (10,212,756)        5,530,836      (160,398,654)       36,427,451
  Reinvested capital gains .............       19,587,870         2,312,016         9,393,044                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (800,608)        6,667,972      (111,995,587)       48,541,466
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       24,470,205        35,775,813       277,860,705        40,719,412
  Transfers between funds ..............      (24,469,876)      (18,685,095)      114,821,812        32,955,048
  Redemptions ..........................       (6,450,907)       (4,980,093)      (20,446,337)       (2,221,684)
  Annuity benefits .....................           (9,525)                -            (4,361)                -
  Annual contract maintenance charges
     (note 2) ..........................           (1,083)                -            (6,285)                -
  Contingent deferred sales charges
     (note 2) ..........................         (145,162)         (115,843)         (355,142)          (49,415)
  Adjustments to maintain reserves .....            1,309              (187)          333,361             1,821
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       (6,605,039)       11,994,595       372,203,753        71,405,182
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..       (7,405,647)       18,662,567       260,208,166       119,946,648
Contract owners' equity beginning
  of period ............................      127,598,102       108,935,535       147,333,357        27,386,709
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..      120,192,455       127,598,102       407,541,523       147,333,357
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................       11,409,549        10,417,952         7,360,962         2,580,872
                                             ------------      ------------      ------------      ------------
  Units purchased ......................        6,068,008         4,913,647        46,701,481        12,946,779
  Units redeemed .......................       (6,822,701)       (3,922,050)      (31,705,040)       (8,166,689)
                                             ------------      ------------      ------------      ------------
  Ending units .........................       10,654,856        11,409,549        22,357,403         7,360,962
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                            OppCapAp                         OppGlSec
                                                   2000                1999               2000        1999
Investment activity:
  Net investment income ................     $  (3,231,202)          (683,120)          (174,028)       -
  Realized gain (loss) on investments ..         8,250,121            312,465         (1,319,208)       -
  Change in unrealized gain (loss)
     on investments ....................       (43,595,783)        36,882,889            965,928        -
  Reinvested capital gains .............        15,688,516          2,067,307                  -        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (22,888,348)        38,579,541           (527,308)       -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       231,537,703         69,998,087         31,183,252        -
  Transfers between funds ..............        74,229,626         26,275,783         16,826,032        -
  Redemptions ..........................       (17,385,622)        (3,288,357)          (804,240)       -
  Annuity benefits .....................           (19,985)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (5,821)                 -                (13)       -
  Contingent deferred sales charges
     (note 2) ..........................          (323,927)           (64,894)            (5,564)       -
  Adjustments to maintain reserves .....               240                822            (11,898)       -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       288,032,214         92,921,441         47,187,569        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       265,143,866        131,500,982         46,660,261        -
Contract owners' equity beginning
  of period ............................       172,841,601         41,340,619                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..     $ 437,985,467        172,841,601         46,660,261        -
                                             =============      =============      =============        =


CHANGES IN UNITS:
  Beginning units ......................        10,136,548          3,425,712                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        22,430,510          8,314,887          4,401,618        -
  Units redeemed .......................        (6,942,481)        (1,604,051)          (107,953)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        25,624,577         10,136,548          4,293,665        -
                                             =============      =============      =============      ===


                                                             OppGrInc                         StOpp2
                                                   2000                 1999              2000        1999
Investment activity:
  Net investment income ................        (1,968,058)          (564,908)          (153,189)       -
  Realized gain (loss) on investments ..           232,890             24,142              7,962        -
  Change in unrealized gain (loss)
     on investments ....................       (39,536,083)        16,554,000         (3,825,916)       -
  Reinvested capital gains .............         8,795,854            432,510          4,138,882        -
                                             -------------      -------------      -------------      ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       (32,475,397)        16,445,744            167,739        -
                                             -------------      -------------      -------------      ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       217,074,469         71,680,449         27,138,606        -
  Transfers between funds ..............        18,802,247          5,709,038         12,948,247        -
  Redemptions ..........................       (14,068,592)        (3,803,771)          (932,160)       -
  Annuity benefits .....................            (2,903)                 -                  -        -
  Annual contract maintenance charges
     (note 2) ..........................            (2,461)                 -                (26)       -
  Contingent deferred sales charges
     (note 2) ..........................          (254,832)           (65,301)            (9,810)       -
  Adjustments to maintain reserves .....            14,700                129             10,203        -
                                             -------------      -------------      -------------      ---
       Net equity transactions .........       221,562,628         73,520,544         39,155,060        -
                                             -------------      -------------      -------------      ---

Net change in contract owners' equity ..       189,087,231         89,966,288         39,322,799        -
Contract owners' equity beginning
  of period ............................       141,609,841         51,643,553                  -        -
                                             -------------      -------------      -------------      ---
Contract owners' equity end of period ..       330,697,072        141,609,841         39,322,799        -
                                             =============      =============      =============      ===


CHANGES IN UNITS:
  Beginning units ......................        10,862,734          4,853,931                  -        -
                                             -------------      -------------      -------------      ---
  Units purchased ......................        19,858,161          7,605,657          3,818,203        -
  Units redeemed .......................        (3,680,576)        (1,596,854)          (122,718)       -
                                             -------------      -------------      -------------      ---
  Ending units .........................        27,040,319         10,862,734          3,695,485        -
                                             =============      =============      =============      ===



                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                        VEWrldEMkt                           VEWrldHAs
                                                 2000               1999                2000              1999
Investment activity:
  Net investment income ................     $   (453,093)         (135,165)          (12,679)          (14,403)
  Realized gain (loss) on investments ..      (12,977,256)        5,300,821           406,143           461,137
  Change in unrealized gain (loss)
     on investments ....................       (7,305,424)        6,929,541           140,154           349,586
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (20,735,773)       12,095,197           533,618           796,320
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................       27,480,100         8,623,115         3,261,390         2,392,796
  Transfers between funds ..............       (6,211,962)       10,280,791          (123,880)        1,791,654
  Redemptions ..........................       (2,808,900)       (1,025,890)         (679,660)         (245,453)
  Annuity benefits .....................           (2,046)                -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................             (484)                -               (49)                -
  Contingent deferred sales charges
     (note 2) ..........................          (62,042)          (32,807)          (18,309)           (1,862)
  Adjustments to maintain reserves .....           (2,093)              621            (5,728)                5
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........       18,392,573        17,845,830         2,433,764         3,937,140
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity...       (2,343,200)       29,941,027         2,967,382         4,733,460
Contract owners' equity beginning
  of period ............................       34,675,769         4,734,742         6,781,015         2,047,555
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..     $ 32,332,569        34,675,769         9,748,397         6,781,015
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................        2,765,673           822,344           823,966           333,288
                                             ------------      ------------      ------------      ------------
  Units purchased ......................       17,715,204         8,409,367        10,364,644         5,860,191
  Units redeemed .......................      (16,573,236)       (6,466,038)      (10,163,132)       (5,369,513)
                                             ------------      ------------      ------------      ------------
  Ending units .........................        3,907,641         2,765,673         1,025,478           823,966
                                             ============      ============      ============      ============


                                                            VVIFDStk                          VVIFSmCoOpp
                                                   2000               1999             2000              1999

Investment activity:
  Net investment income ................          (12,312)            6,257             1,635             5,601
  Realized gain (loss) on investments ..           12,402            (3,231)            2,410               (19)
  Change in unrealized gain (loss)
     on investments ....................         (175,395)          164,023           347,726            11,787
  Reinvested capital gains .............                -                 -                 -                 -
                                             ------------      ------------      ------------      ------------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................         (175,305)          167,049           351,771            17,369
                                             ------------      ------------      ------------      ------------

Equity transactions:
  Purchase payments received from
     contract owners ...................        9,389,168         3,821,737           636,057         1,359,026
  Transfers between funds ..............          105,125            65,984            12,611                 -
  Redemptions ..........................         (449,508)          (13,451)          (37,487)                -
  Annuity benefits .....................                -                 -                 -                 -
  Annual contract maintenance charges
     (note 2) ..........................                -                 -                 -                 -
  Contingent deferred sales charges
     (note 2) ..........................           (7,921)             (305)             (881)                -
  Adjustments to maintain reserves .....            1,740            (3,436)              (95)           (5,256)
                                             ------------      ------------      ------------      ------------
       Net equity transactions .........        9,038,604         3,870,529           610,205         1,353,770
                                             ------------      ------------      ------------      ------------

Net change in contract owners' equity ..        8,863,299         4,037,578           961,976         1,371,139
Contract owners' equity beginning
  of period ............................        4,037,578                 -         1,371,139                 -
                                             ------------      ------------      ------------      ------------
Contract owners' equity end of period ..       12,900,877         4,037,578         2,333,115         1,371,139
                                             ============      ============      ============      ============


CHANGES IN UNITS:
  Beginning units ......................          300,754                 -            37,942                 -
                                             ------------      ------------      ------------      ------------
  Units purchased ......................          926,297           301,756            62,850            37,942
  Units redeemed .......................          (14,320)           (1,002)           (5,023)                -
                                             ------------      ------------      ------------      ------------
  Ending units .........................        1,212,731           300,754            95,769            37,942
                                             ============      ============      ============      ============

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                       VPInvQBd                WRAsStrat           WRBal               WRBond
                                                 2000           1999          2000    1999      2000   1999          2000   1999
Investment activity:
  Net investment income ................   $   111,574         29,637           -      -          -      -             -      -
  Realized gain (loss) on investments ..        (6,761)           (61)          -      -          -      -             -      -
  Change in unrealized gain (loss)
     on investments ....................        96,171        (32,432)          -      -          -      -             -      -
  Reinvested capital gains .............             -              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................       200,984         (2,856)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Equity transactions:
  Purchase payments received from
     contract owners ...................       741,639      1,758,972      19,237      -      4,870      -        12,107      -
  Transfers between funds ..............      (342,460)             -           -      -          -      -             -      -
  Redemptions ..........................       (72,548)        (1,445)          -      -          -      -             -      -
  Annuity benefits .....................             -              -           -      -          -      -             -      -
  Annual contract maintenance charges
     (note 2) ..........................             -              -           -      -          -      -             -      -
  Contingent deferred sales charges
     (note 2) ..........................        (2,123)           (43)          -      -          -      -             -      -
  Adjustments to maintain reserves .....           765        (22,296)          4      -          3      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
       Net equity transactions .........       325,273      1,735,188      19,241      -      4,873      -        12,107      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---

Net change in contract owners' equity ..       526,257      1,732,332      19,241      -      4,873      -        12,107      -
Contract owners' equity beginning
  of period ............................     1,732,332              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
Contract owners' equity end of period ..   $ 2,258,589      1,732,332      19,241      -      4,873      -        12,107      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


CHANGES IN UNITS:
  Beginning units ......................        73,535              -           -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Units purchased ......................        73,495         73,596       1,854      -        476      -         1,184      -
  Units redeemed .......................       (41,798)           (61)          -      -          -      -             -      -
                                           -----------      ---------      ------    ---      -----    ---        ------    ---
  Ending units .........................       105,232         73,535       1,854      -        476      -         1,184      -
                                           ===========      =========      ======    ===      =====    ===        ======    ===


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                WRCoreEq            WRGrowth           WRInt            WRSciTech
                                             2000      1999      2000     1999      2000    1999      2000    1999
Investment activity:
  Net investment income ................   $      -       -          -       -          -      -          -       -
  Realized gain (loss) on investments ..          -       -          -       -          -      -          -       -
  Change in unrealized gain (loss)
     on investments ....................          -       -          -       -          -      -          -       -
  Reinvested capital gains .............          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Equity transactions:
  Purchase payments received from
     contract owners ...................     20,217       -     14,253       -      2,614      -      5,891       -
  Transfers between funds ..............          -       -          -       -          -      -          -       -
  Redemptions ..........................          -       -          -       -          -      -          -       -
  Annuity benefits .....................          -       -          -       -          -      -          -       -
  Annual contract maintenance charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Contingent deferred sales charges
     (note 2) ..........................          -       -          -       -          -      -          -       -
  Adjustments to maintain reserves .....         (7)      -         (3)      -          4      -         (3)      -
                                           --------     ---     ------     ---      -----    ---      -----     ---
       Net equity transactions .........     20,210       -     14,250       -      2,618      -      5,888       -
                                           --------     ---     ------     ---      -----    ---      -----     ---

Net change in contract owners' equity ..     20,210       -     14,250       -      2,618      -      5,888       -
Contract owners' equity beginning
  of period ............................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
Contract owners' equity end of period ..   $ 20,210       -     14,250       -      2,618      -      5,888       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


CHANGES IN UNITS:
  Beginning units ......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Units purchased ......................      1,979       -      1,408       -        258      -        607       -
  Units redeemed .......................          -       -          -       -          -      -          -       -
                                           --------     ---     ------     ---      -----    ---      -----     ---
  Ending units .........................      1,979       -      1,408       -        258      -        607       -
                                           ========     ===     ======     ===      =====    ===      =====     ===


NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2000 and 1999

                                                      WRSmCap                    WPValue
                                                 2000         1999         2000             1999
Investment activity:
  Net investment income ................     $         -         -          15,053           (4,056)
  Realized gain (loss) on investments ..               -         -         256,506          350,081
  Change in unrealized gain (loss)
     on investments ....................               -         -       1,010,977         (232,251)
  Reinvested capital gains .............               -         -         201,406          313,236
                                             -----------       ---      ----------       ----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................               -         -       1,483,942          427,010
                                             -----------       ---      ----------       ----------

Equity transactions:
  Purchase payments received from
     contract owners ...................           2,675         -       5,249,935        8,990,039
  Transfers between funds ..............               -         -      (2,809,252)      (3,279,579)
  Redemptions ..........................               -         -      (1,337,164)        (785,224)
  Annuity benefits .....................               -         -               -                -
  Annual contract maintenance charges
     (note 2) ..........................               -         -            (132)               -
  Contingent deferred sales charges
     (note 2) ..........................               -         -         (21,141)          (8,341)
  Adjustments to maintain reserves .....              (4)        -             851          (17,238)
                                             -----------       ---      ----------       ----------
       Net equity transactions .........           2,671         -       1,083,097        4,899,657
                                             -----------       ---      ----------       ----------

Net change in contract owners' equity ..           2,671         -       2,567,039        5,326,667
Contract owners' equity beginning
  of period ............................               -         -      18,422,359       13,095,692
                                             -----------       ---      ----------       ----------
Contract owners' equity end of period ..     $     2,671         -      20,989,398       18,422,359
                                             ===========       ===      ==========       ==========


CHANGES IN UNITS:
  Beginning units ......................               -         -       1,518,704        1,136,934
                                             -----------       ---      ----------       ----------
  Units purchased ......................             265         -       1,722,379        1,114,614
  Units redeemed .......................               -         -      (1,638,620)        (732,844)
                                             -----------       ---      ----------       ----------
  Ending units .........................             265         -       1,602,463        1,518,704
                                             ===========       ===      ==========       ==========


                                                        WPIntEq                          WPGPVenCp
                                                   2000          1999             2000               1999
Investment activity:
  Net investment income ................        (192,872)          78,565         (217,797)        (102,042)
  Realized gain (loss) on investments ..      (3,080,170)       9,376,742        5,080,297        2,371,543
  Change in unrealized gain (loss)
     on investments ....................      (6,782,621)       4,764,159      (10,957,173)       4,746,233
  Reinvested capital gains .............       3,528,115                -        1,943,800                -
                                            ------------      -----------      -----------      -----------
     Net increase (decrease) in contract
       owners' equity resulting from
       operations ......................      (6,527,548)      14,219,466       (4,150,873)       7,015,734
                                            ------------      -----------      -----------      -----------

Equity transactions:
  Purchase payments received from
     contract owners ...................       2,083,400        7,668,878          971,171        3,304,912
  Transfers between funds ..............     (12,389,476)       5,802,849       (2,197,517)       5,171,722
  Redemptions ..........................      (1,997,216)      (1,105,825)        (954,721)        (382,170)
  Annuity benefits .....................               -                -                -                -
  Annual contract maintenance charges
     (note 2) ..........................            (110)               -             (149)               -
  Contingent deferred sales charges
     (note 2) ..........................         (47,525)         (28,643)         (24,723)          (9,129)
  Adjustments to maintain reserves .....             199          (44,309)              24               86
                                            ------------      -----------      -----------      -----------
       Net equity transactions .........     (12,350,728)      12,292,950       (2,205,915)       8,085,421
                                            ------------      -----------      -----------      -----------

Net change in contract owners' equity ..     (18,878,276)      26,512,416       (6,356,788)      15,101,155
Contract owners' equity beginning
  of period ............................      42,336,575       15,824,159       21,609,697        6,508,542
Contract owners' equity end of period ..      23,458,299       42,336,575       15,252,909       21,609,697
                                            ============      ===========      ===========      ===========


CHANGES IN UNITS:
  Beginning units ......................       2,784,067        1,604,386        1,263,066          626,200
                                            ------------      -----------      -----------      -----------
  Units purchased ......................      26,453,586       15,881,198        2,420,179        2,509,012
  Units redeemed .......................     (27,119,221)     (14,701,517)      (2,571,968)      (1,872,146)
                                            ------------      -----------      -----------      -----------
  Ending units .........................       2,118,432        2,784,067        1,111,277        1,263,066
                                            ============      ===========      ===========      ===========


See accompanying notes to financial statements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          NATIONWIDE VARIABLE ACCOUNT-9
                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2000 AND 1999


1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)
              Portfolios of the Morgan Stanley: The Universal Institutional Funds, Inc. - (Morgan Stanley: UIF);
                Morgan Stanley: UIF - Emerging Markets Debt Portfolio (MSEmMkt) Morgan Stanley: UIF - Mid Cap Growth Portfolio (MSMidCapG) Morgan Stanley: UIF - U.S. Real Estate Portfolio (MSUSRE)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund - J.P. Morgan (NSATBal) Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Emerging Markets Fund - Gartmore (NSATEmMkt) Nationwide SAT - Equity Income Fund - Federated (NSATEqInc) Nationwide SAT - Global Technology & Communications Fund - Gartmore (NSATGlobTC)
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Growth Focus Fund - Turner (NSATGrFoc) Nationwide SAT - High Income Bond Fund - Federated (NSATHIncBd) Nationwide SAT - International Growth Fund - Gartmore (NSATIntGr)
                Nationwide SAT - Mid Cap Index Fund - Dreyfus (NSATMidCapIx) Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Multi Sector Bond Fund - MAS (NSATMSecBd) Nationwide SAT - Nationwide Global 50 Fund (NSATGlob50) Nationwide SAT - Nationwide Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Nationwide Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Nationwide Small Company Fund (NSATSmCo) Nationwide SAT - Nationwide Strategic Value Fund (NSATStrVal) Nationwide SAT - Strong - Mid Cap Growth Fund (NSATStMidCp) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Victory Variable Insurance Funds (Victory VIF);
                Victory VIF - Diversified Stock Fund Class A Shares (VVIFDStk) Victory VIF - Small Company Opportunity Fund Class A Shares (VVIFSmCoOpp)

              Portfolio of the Victory Portfolios (Victory Portfolios);
                Victory Portfolios - Investment Quality Bond Fund Class A Shares (VPInvQBd)

              Portfolios of the Wadell & Reed: W & R Target Funds, Inc. -
              (W & R Target Funds);
                W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat) W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
                W & R Target Funds, Inc. - Bond Portfolio (WRBond)
                W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
                W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
                W & R Target Funds, Inc. - International Portfolio (WRInt)
                W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech)
                W & R Target Funds, Inc. - Small Cap Portfolio (WRSmCap)

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS


              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post-Venture Capital Portfolio
               (WPGPVenCp)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At December 31, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) CALCULATION OF ANNUITY RESERVES

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus ("Extra Value" or "EV").

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality, expense and administration charges by asset fee rates for the year ended December 31, 2000:

                                    TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         0.95%           $     36,959,778              868,368           1,148,127              242,852           1,056,578
         1.00%                 23,780,634              530,772             682,519              113,002             683,699
         1.05%                  4,527,271               91,204             121,017               27,269             122,906
         1.10%                  1,410,127               22,081              24,887                3,456             135,472
         1.15%                    413,476                3,493               7,857                  926              23,692
         1.20%                 12,055,337              280,792             465,573               87,790             221,688
         1.25%                    827,671               35,798              27,716                7,663              20,041
         1.30%                  3,615,777               74,616             140,214               23,316              59,575
         1.35%                    611,084               55,203              18,308                3,060              12,337
         1.40%                  4,816,375               75,965             117,423               22,810             105,832
         1.45%                  3,804,699               55,471              92,412               19,177              82,359
         1.50%                    864,458               13,924              29,382                5,740              20,359
         1.55%                    665,509                9,699              24,019                3,586              15,593
         1.60%                    358,254               15,483               9,409                  967              17,188

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                           TOTAL            ACVPINCGR             ACVPINT            ACVPVALUE            DRYSRGRO
                             ------------         ------------        ------------         ------------        ------------
         1.65%                    373,712                5,654              11,749                2,347               9,581
         1.70%                    191,267                6,115               3,705                  248               3,738
         1.75%                     60,914                1,118                 396                  263               3,193
         1.80%                     52,400                1,095                 226                  553               1,127
         1.85%                    102,500                1,561               1,867                  851               4,424
         1.90%                     47,982                1,293               2,176                  149                 678
         1.95%                     59,429                  752               2,508                1,166               1,347
         2.00%                     36,247                  376                 263                   95                 343
         2.05%                     22,425                   36                  98                   16                 412
         2.10%                     17,396                  104                 178                   65                 311
         2.15%                     12,958                    2                 124                   11                 426
         2.20%                      4,339                   46                  71                   58                 158
         2.25%                        442                    4                  17                    -                  12
         2.30%                        553                   10                   -                    -                   2
         2.35%                        258                    3                   2                    -                  25
         2.40%                        144                    -                   7                    -                   -
         2.45%                        121                    -                   -                    -                  25
         0.95%  EV                959,174               14,055              23,815                8,151              22,921
         1.00%  EV                727,913               11,375              14,621                6,597              15,238
         1.05%  EV                 76,795                1,346               1,745                  429               2,197
         1.10%  EV                123,922                1,838               4,522                  876               2,335
         1.15%  EV                 64,538                2,604               1,823                  386               2,988
         1.20%  EV                 45,564                  792               1,300                  161               1,487
         1.25%  EV                 36,722                1,087                 755                   66                 962
         1.30%  EV                  3,628                   25                  46                   65                 126
         1.35%  EV                  2,909                   31                  19                    -                  96
         1.40%  EV                 24,942                  442                 518                  204               1,053
         1.45%  EV                 10,207                  208                 368                   89                 209
         1.50%  EV                 14,598                  149                 896                  237                 331
         1.55%  EV                  8,189                  115                  61                   36                  83
         1.60%  EV                  4,374                   19                  40                   54                  79
         1.65%  EV                  3,879                   16                  19                   65                  50
         1.70%  EV                  2,781                    -                  60                   26                 110
         1.75%  EV                  1,746                   13                  23                   15                 136
         1.80%  EV                     85                    1                   4                    -                   2
         1.85%  EV                     64                    4                   -                    -                   1
         1.90%  EV                     61                    1                   1                    -                   4
         1.95%  EV                     27                    -                   1                    -                   -
         2.00%  EV                      1                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 97,805,656            2,185,159           2,982,887              584,893           2,653,530
                             ============         ============        ============         ============        ============



                                 DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $  4,956,380               37,070             760,204               85,485           1,692,805
         1.00%                  3,299,576               20,362             475,642               49,676           1,240,908
         1.05%                    592,870                3,041             125,073               11,920             295,719
         1.10%                    215,867                  563              37,831                3,014              42,907
         1.15%                     65,961                  462              12,277                1,526              10,647
         1.20%                  1,174,994               36,614             176,918               67,195             372,607
         1.25%                    100,354                1,378              15,834                4,454              38,486
         1.30%                    414,478                4,600              49,547               29,506              82,760
         1.35%                     84,181                  888               3,675                4,399              16,837
         1.40%                    357,341               10,088              32,447               34,195             157,692
         1.45%                    274,791               11,725              17,862               19,663             102,348
         1.50%                     82,966                1,453              10,577                3,599              21,292
         1.55%                     48,601                1,579               4,153                6,338              14,806
         1.60%                     30,967                  571               1,485                1,630              11,852
         1.65%                     25,709                  974               1,820                1,379               9,611
         1.70%                     30,319                   99                 856                  322               2,083


Continued                       DRYSTKIX            DRYEUROEQ               DRYAP            FEDQUALBD           FIDVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         1.75%                      3,115                   30                 448                  117                 453
         1.80%                      1,913                  133                 657                   63               1,543
         1.85%                      6,691                   57                 191                  634               3,124
         1.90%                      2,788                   11                  99                   80                 103
         1.95%                      5,539                   59                 633                   48               1,830
         2.00%                      2,914                  131                 651                  232                 569
         2.05%                      1,272                  157                 195                   38                 172
         2.10%                        841                  123                 341                  212                 145
         2.15%                        557                   20                 258                   14                   -
         2.20%                        182                   13                  31                    -                  16
         2.25%                          3                    -                   8                    4                   -
         2.30%                         30                    -                  15                    -                   -
         2.35%                         35                    -                   8                    -                   3
         2.40%                         15                    -                  15                    -                   -
         2.45%                         25                    -                   -                    -                   -
         0.95%  EV                 70,262                2,237               6,341                8,162              41,210
         1.00%  EV                 53,907                2,312               3,029                5,001              24,352
         1.05%  EV                  5,263                  123                 586                  679               2,321
         1.10%  EV                  9,169                  311                 972                1,450               3,287
         1.15%  EV                  5,654                   99                 297                  627               2,564
         1.20%  EV                  3,346                   69                 444                  373                 819
         1.25%  EV                  5,560                    9                 231                   92                 294
         1.30%  EV                    344                   20                  54                    9                   4
         1.35%  EV                    124                    5                  40                    9                  67
         1.40%  EV                  1,470                    9                  53                  138                 953
         1.45%  EV                    584                    4                  25                   40                  77
         1.50%  EV                  1,752                    9                 137                   21                 519
         1.55%  EV                    585                   38                 110                   49                 132
         1.60%  EV                    288                   44                  55                   11                  68
         1.65%  EV                    158                   26                  76                   49                  78
         1.70%  EV                    154                    4                  59                   38                   -
         1.75%  EV                    210                    4                   5                    -                   4
         1.80%  EV                      1                    -                   -                    1                   -
         1.85%  EV                      5                    -                   3                    -                   -
         1.90%  EV                      6                    -                   2                    -                   1
         1.95%  EV                      3                    -                   3                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $ 11,940,120              137,524           1,742,273              342,492           4,198,068
                             ============         ============        ============         ============        ============


                                FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $  3,502,644              829,015             510,997            2,301,462             850,829
       1.00%                    2,505,127              493,666             256,692            1,468,379             626,237
       1.05%                      401,900              153,666              61,576              238,400             112,206
       1.10%                      164,344               19,902              10,860               99,641              14,132
       1.15%                       48,789                3,758               2,349               21,671               3,546
       1.20%                    1,241,659              235,716             269,080              674,364             176,271
       1.25%                       96,061               13,042              14,392               48,871              15,324
       1.30%                      387,851               51,518              49,204              169,957              47,682
       1.35%                       48,962               14,563              10,141               32,942               8,193
       1.40%                      545,535               51,620              40,276              202,040              35,995
       1.45%                      435,597               32,340              29,988              169,248              28,001
       1.50%                       85,565               11,224               6,575               59,177               7,114
       1.55%                       68,324                9,036               6,833               34,895               9,316
       1.60%                       35,690                2,645               6,106               12,956               3,441
       1.65%                       50,504                2,687               4,556               17,082               2,498
       1.70%                       44,126                  882                 914                4,508               1,078
       1.75%                        7,104                  275                 511                3,844               1,225
       1.80%                        3,504                  164                 264                4,097                 579
       1.85%                        6,413                  934                 468                5,250                 947
       1.90%                        5,016                   93                 243                2,005                 980
       1.95%                        2,959                  726               1,131                4,891                 425

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                       FIDVIPGRS            FIDVIPHIS           FIDVIPOVS           FIDVIPCONS         FIDVIPGROPS
                             ------------         ------------        ------------         ------------        ------------
         2.00%                      3,029                   23                 328                1,415                 724
         2.05%                        791                    -                  21                  480                  38
         2.10%                      2,005                   49                  66                  802                 107
         2.15%                        847                   13                   4                  139                 136
         2.20%                        288                   54                  24                  243                 108
         2.25%                         31                    1                  18                   36                   5
         2.30%                         77                    -                   -                    -                  14
         2.35%                         24                    -                   -                   23                   4
         2.40%                         15                    -                   -                    -                   7
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                105,329                9,063               8,569               41,662               6,422
         1.00%  EV                 74,934                6,064               6,156               31,822               5,058
         1.05%  EV                  6,983                1,227                 407                3,323                 611
         1.10%  EV                 11,640                1,760               1,002                5,920               1,576
         1.15%  EV                  5,875                  554                 990                2,601                 595
         1.20%  EV                  4,773                  311                 346                1,511                 224
         1.25%  EV                  7,968                  146                  90                  967                 158
         1.30%  EV                    315                   28                  31                  114                   4
         1.35%  EV                    119                   35                   6                   64                   4
         1.40%  EV                  1,652                  220                 188                1,253                 211
         1.45%  EV                  1,129                   41                  46                  417                 216
         1.50%  EV                    675                  233                 197                  819                  83
         1.55%  EV                    542                    7                  73                  343                 121
         1.60%  EV                    186                    -                   6                  114                  34
         1.65%  EV                    357                   10                  14                  130                  19
         1.70%  EV                    213                   36                   -                   46                  23
         1.75%  EV                     91                   21                   7                  167                  37
         1.80%  EV                      5                    -                   3                    6                   1
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      9                    -                   -                    5                   -
         1.95%  EV                      3                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  9,917,579            1,947,368           1,301,748            5,670,121           1,962,561
                             ============         ============        ============         ============        ============

                                 JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------
       0.95%                 $    509,316              473,770             401,980               48,919               2,387
       1.00%                      373,437              294,397             246,774               22,106               1,737
       1.05%                       44,478               35,709              29,887                5,184                 182
       1.10%                       30,815               27,283              25,155                  662                 117
       1.15%                       14,794               10,729              11,183                  170                 106
       1.20%                      389,255              306,149             358,246               24,720               5,543
       1.25%                       22,475               24,209              15,727                  653                 473
       1.30%                      183,477               91,861             182,777                2,063               1,170
       1.35%                       22,588               16,316              14,899                  339                 111
       1.40%                      443,076              367,193             341,364                6,279               2,637
       1.45%                      332,657              218,463             227,096                3,977               2,321
       1.50%                       60,760               54,499              51,681                1,343               2,156
       1.55%                       72,619               49,899              43,455                  871                  84
       1.60%                       41,337               37,342              30,228                  101                   7
       1.65%                       35,743               30,233              21,139                  303                  95
       1.70%                       11,836                8,125               7,713                   15                  15
       1.75%                        4,388                1,316               4,672                   41                  25
       1.80%                        5,696                1,588               5,386                    9                 154
       1.85%                       10,623                5,707               8,309                   23                 105
       1.90%                        5,950                3,911               4,215                   70                  77
       1.95%                        7,486                4,406               4,787                  123                  23
       2.00%                        3,976                3,569               2,639                   50                   -
       2.05%                        3,703                1,309               3,146                    -                   -
       2.10%                        1,677                  819               1,863                    -                   -

Continued                        JANCAPAP          JANGLOBTECH            JANINGRO              MSEMMKT           MSMIDCAPG
                             ------------         ------------        ------------         ------------        ------------

         2.15%                      1,077                  956                 989                    4                   -
         2.20%                        171                  128                 154                    -                   8
         2.25%                         22                    4                  42                    -                   -
         2.30%                         28                  101                  28                    -                   -
         2.35%                         22                    8                  14                    -                   -
         2.40%                         14                    7                   7                    -                   -
         2.45%                          5                    5                   5                    -                   -
         0.95%  EV                 79,618               53,652              61,670                2,542                 843
         1.00%  EV                 61,997               34,586              38,279                  755                 730
         1.05%  EV                  6,671                4,849               6,022                  144                 127
         1.10%  EV                 12,958                8,350               7,680                  138                  15
         1.15%  EV                  6,984                5,475               5,002                   35                   4
         1.20%  EV                  4,780                3,360               2,771                   28                 120
         1.25%  EV                  2,270                1,241               1,757                    5                   3
         1.30%  EV                    213                  111                 281                    -                   3
         1.35%  EV                    373                  119                 432                    2                   2
         1.40%  EV                  2,316                1,106               1,922                   13                 148
         1.45%  EV                  1,191                  588                 753                    9                  42
         1.50%  EV                  1,750                  619                 731                   47                  11
         1.55%  EV                    746                  538                 481                    9                   -
         1.60%  EV                    664                  219                 523                    -                   -
         1.65%  EV                    329                  166                 381                    -                   -
         1.70%  EV                    235                  164                 196                    2                   -
         1.75%  EV                     75                   67                  80                    -                   -
         1.80%  EV                      3                    1                   6                    -                   -
         1.85%  EV                      4                    3                   4                    -                   -
         1.90%  EV                      7                    2                   4                    -                   -
         1.95%  EV                      3                    1                   6                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  2,816,688            2,185,228           2,174,541              121,754              21,581
                             ============         ============        ============         ============        ============

                                   MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    163,380              399,287           1,516,882                   63             147,382
         1.00%                     99,334              257,042             929,046                   29             121,730
         1.05%                     18,121               54,327             159,877                    -              25,725
         1.10%                      1,623               11,667              55,618                    -               2,142
         1.15%                        507                2,647              23,498                    -               2,074
         1.20%                     70,141               73,155             167,401                  739              44,503
         1.25%                        906                5,647              22,802                    -               2,633
         1.30%                     18,029               20,714              79,102                    -              15,498
         1.35%                      1,396                6,091               9,952                    -               2,397
         1.40%                     16,558               19,742              37,976                   12              20,378
         1.45%                      7,020               19,267              26,878                    -              17,027
         1.50%                      1,006                5,377               9,409                    -               6,128
         1.55%                      3,199                4,738               5,333                    -               6,015
         1.60%                        453                1,898                 417                    -               2,558
         1.65%                        369                1,013               5,930                    -               2,478
         1.70%                         32                  327               1,376                    -               2,698
         1.75%                        278                  448                 162                    -                 180
         1.80%                        246                  116                 570                    -                  27
         1.85%                        282                1,538                 231                    -                 626
         1.90%                         27                  549                  84                    -                  20
         1.95%                         53                  226                  11                    -                 132
         2.00%                          8                  604                  61                    -                 344
         2.10%                          -                  244                 221                    -                  29
         2.15%                         11                    7                  44                    -                   -
         2.20%                          -                   55                   -                    -                  13
         2.25%                          -                    -                   7                    -                   9
         2.30%                         26                    -                   -                    -                   -
         2.35%                          -                    -                   3                    -                   -
         0.95%  EV                  4,515                5,873               5,154                   34               4,767

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9



(Continued)                        MSUSRE              NSATBAL           NSATCAPAP            NSATEMMKT           NSATEQINC
                             ------------         ------------        ------------         ------------        ------------
         1.00%  EV                  2,235                5,286               3,855                    -               4,359
         1.05%  EV                    113                  697                 332                    -               1,055
         1.10%  EV                    820                1,275                 602                    -               1,367
         1.15%  EV                     65                  466                 127                    -                 590
         1.20%  EV                    184                  292                 195                    2                 135
         1.25%  EV                     26                   71                 295                    -                 234
         1.30%  EV                     21                   12                   7                    -                  10
         1.35%  EV                      6                   18                   2                    -                   9
         1.40%  EV                    154                  218                  50                    -                 109
         1.45%  EV                      8                  104                  15                    -                   4
         1.50%  EV                     34                  106                   2                    -                 115
         1.55%  EV                      3                  166                   9                    -                  68
         1.65%  EV                      -                   48                  31                    -                  12
         1.70%  EV                     10                    2                  18                    -                   -
         1.75%  EV                      -                   15                   -                    -                   2
         1.80%  EV                      -                    -                   3                    -                   2
         1.85%  EV                      8                    -                   -                    -                   -
         1.90%  EV                      -                    -                   1                    -                   -
                         ----------------         ------------        ------------         ------------        ------------
           Total         $        411,207              901,375           3,063,589                  879             435,584
                         ================         ============        ============         ============        ============

                               NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                         ----------------         ------------        ------------         ------------        ------------
         0.95%           $          3,515            1,180,721               1,564              225,800                 226
         1.00%                      3,360              807,739               1,237              155,176                 203
         1.05%                         65              187,717                  30               51,169                  34
         1.10%                        352               27,644                  40                2,931                  10
         1.15%                         64               11,781                  69                  694                   -
         1.20%                      1,611              273,776                 432               47,402                 830
         1.25%                         56               15,624                  21                2,368                   -
         1.30%                        176               95,793                  25               13,994                  11
         1.35%                          -               14,615                  53                4,510                   -
         1.40%                      1,949               56,057                 674               14,906                  15
         1.45%                        410               35,566                  95                4,684                   3
         1.50%                        183               12,307                  27                3,898                   -
         1.55%                        253                7,519                   -                2,085                   -
         1.60%                         33                1,375                   -                1,753                   -
         1.65%                         12                4,591                   3                1,470                   -
         1.70%                          9                1,542                   -                  141                   -
         1.75%                          -                  672                   -                   93                   -
         1.80%                          6                  149                   -                   45                   -
         1.85%                          -                  390                   -                  312                   -
         1.90%                          -                  236                   -                  277                   -
         1.95%                          -                  618                   -                   43                   -
         2.00%                          -                    9                   -                   58                   -
         2.05%                          -                  129                   -                    -                   -
         2.10%                          -                  158                   -                   11                   -
         2.15%                          3                    -                   -                    -                   -
         2.25%                          -                    6                   -                   11                   -
         0.95%  EV                  1,337               17,923                 526                2,467                  12
         1.00%  EV                    342                8,864                   7                1,040                   1
         1.05%  EV                     87                1,971                  17                  430                   -
         1.10%  EV                     16                1,987                  10                  398                   -
         1.15%  EV                     19                  492                   5                  364                   -
         1.20%  EV                      6                  507                   3                  174                   1
         1.25%  EV                      4                  342                   3                   53                   -
         1.30%  EV                      -                   35                   -                    5                   -
         1.35%  EV                      -                   11                   -                   10                   -
         1.40%  EV                      2                  304                   -                   62                   -
         1.45%  EV                      -                  107                   -                   46                   -


(Continued)                    NSATGLOBTC            NSATGVTBD           NSATGRFOC           NSATHINCBD           NSATINTGR
                             ------------         ------------        ------------         ------------        ------------

         1.50%  EV                      -                  464                   -                    7                   -
         1.55%  EV                      -                    8                   -                   10                   -
         1.60%  EV                      -                  144                   -                    -                   -
         1.65%  EV                      -                  132                   -                    5                   -
         1.80%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     13,870            2,770,030               4,841              538,902               1,346
                             ============         ============        ============         ============        ============



                             NSATMIDCAPIX            NSATMYMKT          NSATMSECBD           NSATGLOB50          NSATSMCAPG
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    155,812            1,619,934             322,015              192,106             134,045
         1.00%                     86,124              862,391             193,019              109,132              87,704
         1.05%                     20,906              225,073              56,715               25,633              14,764
         1.10%                      5,562               30,634               1,936                5,333               5,112
         1.15%                      1,674                7,546               1,628                1,672               2,187
         1.20%                     70,425            1,703,001              77,534               59,045              72,891
         1.25%                      4,176               35,471               3,293                5,471               5,274
         1.30%                     15,532              443,580              25,295               31,347              24,157
         1.35%                      4,325               55,512               7,355                3,271               3,566
         1.40%                     38,585              368,508              23,411                9,834              61,378
         1.45%                     30,596              272,405              14,269                4,917              42,620
         1.50%                      4,119               48,006               4,121                2,110              10,400
         1.55%                      5,856               22,931               2,218                2,798              11,196
         1.60%                      2,534                5,684               2,852                  357               5,818
         1.65%                      2,277               20,823               2,764                1,686               2,528
         1.70%                      1,609                3,792                 740                  228               1,290
         1.75%                        321                1,671                 445                    3               2,573
         1.80%                        274                1,416                 419                1,645               1,250
         1.85%                        351                5,513                 733                  649                 988
         1.90%                        384                3,766                   -                   80                 597
         1.95%                        137                5,541                 198                    9                 579
         2.00%                        113                2,559                  76                   28                 560
         2.05%                          2                2,671                   -                    -                 382
         2.10%                         44                1,062                  11                   27                 273
         2.15%                         30                1,064                   8                    -                 352
         2.20%                         87                1,497                   -                   11                  89
         2.25%                          9                   64                   6                    5                   -
         2.30%                          -                    -                   -                    -                  14
         2.35%                          3                    -                   -                    4                   2
         2.40%                          -                    -                   -                    -                   7
         0.95%  EV                 10,476               83,759               6,935                1,992              11,359
         1.00%  EV                  9,154               37,729               3,295                  986               8,238
         1.05%  EV                    895                5,631                 866                   87                 911
         1.10%  EV                  1,243                4,786                 575                  374               1,785
         1.15%  EV                    661                1,027                 514                   80               1,138
         1.20%  EV                    440                2,276                 373                  114                 381
         1.25%  EV                    274                  258                 262                   18                 330
         1.30%  EV                     26                  259                  82                    5                  16
         1.35%  EV                     38                  134                  65                   14                  21
         1.40%  EV                    109                  826                 180                  132                 398
         1.45%  EV                    168                  727                   -                   14                 130
         1.50%  EV                     50                1,426                  80                    3                 145
         1.55%  EV                     31                1,498                  14                    4                 112
         1.60%  EV                     21                  502                   -                    -                  81
         1.65%  EV                     45                  299                   5                    7                  59
         1.70%  EV                      6                  201                   1                    -                  60
         1.75%  EV                     33                  241                   -                    2                  30
         1.80%  EV                      3                   12                   -                    1                   -
         1.85%  EV                      -                    -                   -                    -                   2
         1.90%  EV                      -                    -                   -                    -                   2
         1.95%  EV                      -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
           Total             $    475,540            5,893,706             754,308              461,234             517,795
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                               NSATSMCAPV             NSATSMCO          NSATSTRVAL          NSATSTMIDCP           NSATTOTRE
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    517,582              756,738              88,940              680,678           2,569,558
         1.00%                    241,253              428,200              52,011              408,739           1,748,348
         1.05%                     58,315               78,466              12,113               56,462             281,648
         1.10%                     14,959               16,322                 812               32,283             108,085
         1.15%                      3,726                6,245                 257                7,139              29,987
         1.20%                    117,686              273,426              21,590              209,045             217,113
         1.25%                      5,504               11,486               1,805               19,150              28,611
         1.30%                     28,823               51,995               6,230               80,366              62,099
         1.35%                      5,281               10,909               1,298                8,514              14,608
         1.40%                     35,466               98,055               4,579               98,051             114,203
         1.45%                     21,388               68,506               5,919              127,205              97,711
         1.50%                      8,633               16,476               2,635               25,258              19,358
         1.55%                      6,948               18,399                 424               15,558              15,364
         1.60%                      1,545                3,101                 153                6,445               4,162
         1.65%                      2,747                7,767               1,656                7,474               7,271
         1.70%                        503                3,049                   1                4,103               3,518
         1.75%                        621                  949                   -                3,738                 184
         1.80%                        234                  413                 148                1,211                 498
         1.85%                        528                3,471                  75                3,250               3,133
         1.90%                        468                  907                  28                1,163                 529
         1.95%                        441                  410                   -                  965                 352
         2.00%                        666                  395                   -                  495                 172
         2.05%                         58                    4                   -                2,831                  17
         2.10%                        164                  940                   5                  259                 393
         2.15%                          9                   20                   -                  255                   1
         2.20%                          2                   67                   -                   78                   -
         2.25%                         18                   12                   -                   12                   -
         2.30%                          -                    2                   -                   50                   -
         2.35%                          4                    -                   -                   12                   -
         2.40%                          -                    -                   -                    4                   -
         2.45%                          -                    -                   -                   19                   -
         0.95%  EV                  9,220               18,693                 556               15,739              23,149
         1.00%  EV                  5,997               13,988               1,076               24,524              19,491
         1.05%  EV                    622                1,401                 234                1,397               1,504
         1.10%  EV                    957                3,958                  38                2,838               2,815
         1.15%  EV                    347                  613                  22                1,188                 813
         1.20%  EV                    588                1,378                 241                1,057               1,117
         1.25%  EV                    164                  583                   -                  902                 710
         1.30%  EV                     75                   35                   -                  228                  14
         1.35%  EV                     11                   50                   -                  226                  49
         1.40%  EV                    259                  851                  35                  593                 822
         1.45%  EV                     98                  215                   5                  206                 136
         1.50%  EV                     74                  257                   -                  133                 149
         1.55%  EV                    118                  117                   -                  162                  74
         1.60%  EV                     25                   32                   -                  368                   7
         1.65%  EV                     45                  227                   2                   38                  89
         1.70%  EV                      3                    8                   -                   76                   -
         1.75%  EV                      -                   27                   -                   28                   -
         1.80%  EV                      4                    3                   -                    3                   -
         1.85%  EV                      -                    3                   -                    2                   -
         1.90%  EV                      1                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $  1,092,180            1,899,169             202,888            1,850,520           5,377,862
                             ============         ============        ============         ============        ============

                               NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $    305,886              897,028             556,751            1,398,864           1,292,340
         1.00%                    214,445              553,795             405,795              852,584             857,372
         1.05%                     47,035              119,750              69,649              140,869             142,668
         1.10%                     12,529               36,438               8,524               65,971              48,353

(Continued)                    NBAMTGUARD            NBAMTMCGR           NBAMTPART            OPPAGGGRO            OPPCAPAP
                             ------------         ------------        ------------         ------------        ------------
         1.15%                      3,114                8,806               1,908               21,061              18,276
         1.20%                     81,635              308,570              73,679              534,858             349,247
         1.25%                      4,698               20,505               8,326               39,121              31,700
         1.30%                     13,158               86,291              16,424              149,783             113,253
         1.35%                      3,755                9,249               5,656               17,444              25,077
         1.40%                     19,490              178,259              14,012              244,138             164,171
         1.45%                     13,959              116,837              18,732              203,605             257,003
         1.50%                      4,238               23,770               1,602               47,085              31,809
         1.55%                      1,379               25,291               2,522               33,993              22,705
         1.60%                      3,001               17,255               1,986               10,470               7,311
         1.65%                        514               13,265               1,060               17,824              12,274
         1.70%                        177                4,292                 313                6,060              23,984
         1.75%                        182                3,832                  13                5,407               4,469
         1.80%                        739                  820                   -                2,335               5,366
         1.85%                         47                3,736                 170                7,526               4,818
         1.90%                         40                1,944                  11                2,785               1,401
         1.95%                        324                1,123                  23                1,777               1,653
         2.00%                        145                1,725                 117                1,819               1,341
         2.05%                          -                3,095                   -                  555                 230
         2.10%                         36                  721                  27                1,665                 672
         2.15%                         50                  685                  45                1,013                 929
         2.20%                          -                  144                  12                  103                 155
         2.25%                          -                   13                   5                   29                  10
         2.30%                          -                   59                   -                   35                  30
         2.35%                          -                   14                   4                    4                  10
         2.40%                          -                   15                   -                    7                  15
         0.95%  EV                  5,263               32,118               3,513               41,586              34,224
         1.00%  EV                  3,089               23,575               3,796               44,080              52,928
         1.05%  EV                    205                2,169                 105                3,720               2,781
         1.10%  EV                    402                5,004                 572                5,287               5,319
         1.15%  EV                    676                3,033                 363                1,711               1,396
         1.20%  EV                    203                1,931                 111                2,195               1,959
         1.25%  EV                     66                  892                  52                1,448               4,780
         1.30%  EV                     13                  191                   6                  212                 263
         1.35%  EV                      6                  130                   -                  292                  74
         1.40%  EV                     66                  851                 160                1,808               1,269
         1.45%  EV                     12                  407                   2                  615                 408
         1.50%  EV                    128                  302                  26                  455                 335
         1.55%  EV                     28                  329                  22                  315                 276
         1.60%  EV                      -                  448                   -                  131                  67
         1.65%  EV                      7                  200                   7                  315                 173
         1.70%  EV                     10                  161                   9                  208                 241
         1.75%  EV                      -                  147                   3                   33                  38
         1.80%  EV                      -                    2                   1                    5                   3
         1.85%  EV                      -                   11                   -                    2                   5
         1.90%  EV                      -                    5                   -                    1                   4
         1.95%  EV                      -                    2                   -                    1                   3
                             ------------         ------------        ------------         ------------        ------------
           Total             $    740,750            2,509,235           1,196,114            3,913,210           3,525,188
                             ============         ============        ============         ============        ============

                                 OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $     32,081              886,999              16,992              180,318              36,523
         1.00%                     17,410              591,617               23,257              88,794               15,111
         1.05%                      2,151              126,581               1,016               17,851               4,537
         1.10%                      1,285               27,142                 666                3,866                 114
         1.15%                        580               10,586                  89                  678                 124
         1.20%                     40,458              330,095              23,012               73,190              14,821
         1.25%                      1,123               35,982               1,116                4,024                 311
         1.30%                     18,909              114,708              10,594               21,271               2,873
         1.35%                      1,401               18,353               1,126                3,359                 975
         1.40%                     21,095              158,158              12,997               21,339               3,978

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

Continued                        OPPGLSEC             OPPGRINC              STOPP2           VEWRLDEMKT           VEWRLDHAS
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     11,724              145,917              39,114               19,306               3,322
         1.50%                      2,259               33,693               1,991                3,255                 297
         1.55%                      1,661               18,950               1,031                2,365                 180
         1.60%                        533               14,613                 334                1,160                  52
         1.65%                        784               17,324               1,093                1,852                 173
         1.70%                        733                2,384                 578                  844                  29
         1.75%                        232                1,675                  20                  181                   2
         1.80%                      1,515                3,907                   -                   81                  43
         1.85%                        100                5,278                 237                  313                   -
         1.90%                        238                1,421                 332                  670                   -
         1.95%                        910                2,270                 425                  370                   -
         2.00%                         33                2,513                 325                  628                   7
         2.05%                          -                  384                   -                   95                   -
         2.10%                         37                  229                  11                  449                   -
         2.15%                         15                2,637                   -                  196                   -
         2.20%                          -                  235                   1                   37                   -
         2.25%                          -                   16                   -                    3                   -
         2.30%                          -                   15                   -                   13                   2
         2.35%                          -                   25                   -                    2                   -
         2.40%                          -                    3                   -                    6                   -
         2.45%                          -                   18                   -                    -                   -
         0.95%  EV                  8,275               33,435               4,799                3,233                 821
         1.00%  EV                  5,423               30,781               9,917                1,920                 676
         1.05%  EV                    588                3,229                 346                  192                   1
         1.10%  EV                    763                4,038                 450                  300                  46
         1.15%  EV                    165                3,063                  80                  159                   -
         1.20%  EV                    393                1,831                 263                  137                  32
         1.25%  EV                    417                  470                 182                  134                   6
         1.30%  EV                    140                  170                   1                    9                   -
         1.35%  EV                     14                  163                   3                   10                   -
         1.40%  EV                     85                1,427                 255                   38                   -
         1.45%  EV                    152                  424                  53                  104                   -
         1.50%  EV                    310                  383                 329                   69                   -
         1.55%  EV                      5                  473                 147                   89                   3
         1.60%  EV                     20                   48                   -                   22                  27
         1.65%  EV                     11                   69                   7                  103                   -
         1.70%  EV                      -                  350                   -                   43                   -
         1.75%  EV                      -                  180                   -                   12                   -
         1.80%  EV                      -                    3                   -                    1                   -
         1.85%  EV                      -                    1                   -                    2                   1
         1.90%  EV                      -                    5                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $    174,028            2,634,271             153,189              453,093              85,087
                             ============         ============        ============         ============        ============

                                 VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         0.95%               $        769                   62                   -               96,395             180,812
         1.00%                      1,323                   84                   -               49,254              80,063
         1.05%                         41                    -                   -               15,816              19,572
         1.10%                        942                    -                   -                  567                 591
         1.15%                          -                    -                   -                  480                 400
         1.20%                     53,012                6,262              10,282               22,117              49,050
         1.25%                      1,827                  320                 393                1,015               3,235
         1.30%                          -                    -                   -                3,785               3,409
         1.35%                          -                    -                   -                1,502                 717
         1.40%                      1,171                   45                   -                6,796                 148

                                                                     (Continued)

Continued                        VFDIVSTK             VFSMCOOP            VPINVQBD            WPGPVENCP             WPINTEQ
                             ------------         ------------        ------------         ------------        ------------
         1.45%                     19,441                  805                   -                2,777                 175
         1.50%                      1,879                  610                 353                1,576               1,204
         1.55%                        505                    -                   -                  387                   -
         1.60%                        549                    -                   -                  409                  38
         1.65%                        519                  147                 125                   32                 193
         1.70%                         54                    -                   -                  164                   -
         1.75%                          -                    -                   -                   29                   -
         1.80%                          -                    -                   -                  176                   -
         1.85%                         26                    -                   -                    -                   -
         1.90%                         72                    -                   -                   16                   -
         1.95%                          -                    -                   -                    -                   -
         2.00%                        119                    -                   -                    -                   -
         2.05%                         66                   22                   -                    -                   -
         2.15%                          -                    7                   -                    -                   -
         2.30%                          -                    -                   -                    2                   -
         0.95%  EV                    295                   45                   -                  557                   -
         1.00%  EV                  3,988                   82                   -                  378                   -
         1.05%  EV                     72                   59                   -                   25                   -
         1.10%  EV                     87                    -                   -                   11                   -
         1.15%  EV                    119                    -                   -                   85                   -
         1.20%  EV                     24                    -                   -                    6                   -
         1.25%  EV                     85                    -                   -                    -                   -
         1.35%  EV                      -                    -                   -                    6                   -
         1.40%  EV                     10                    -                   -                    -                   -
         1.45%  EV                      8                    -                   -                    3                   -
         1.55%  EV                     39                    -                   -                    -                   -
         1.60%  EV                     20                    7                   -                    -                   -
         1.70%  EV                      6                    2                   -                    -                   -
         1.85%  EV                      -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
           Total             $     87,068                8,559              11,153              204,367             339,607
                             ============         ============        ============         ============        ============

                                  WPVALUE
                             ------------
         0.95%               $    122,542
         1.00%                     53,205
         1.05%                     18,368
         1.10%                      1,085
         1.15%                         43
         1.20%                     18,129
         1.25%                        726
         1.30%                      2,381
         1.35%                        875
         1.40%                        433
         1.65%                         10
                             ------------
           Total             $    217,797
                             ============


(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9

(4)  FINANCIAL HIGHLIGHTS

     The following is a summary of units, unit fair values and contract owners' equity as of December 31, 2000, and total return for each of the years in the three year period ended December 31, 2000 and for the period November 3, 1997 (commencement of operations) through December 31, 1997.

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
American VP - American Century
  Vp International:
    Tax and non-tax
      qualified ................  0.95%    7,018,117   $ 13.539187 $  95,019,598   (11.46)%      16.90%       25.66%      25.37%***
                                  1.00%    3,900,358     13.517671    52,723,756   (11.50)%      16.84%       25.60%      25.32%***
                                  1.05%      653,732     13.496155     8,822,868   (11.55)%      16.78%       25.53%      25.26%***
                                  1.10%      390,290     12.914785     5,040,511   (11.59)%      16.72%       99.87%***    -
                                  1.15%       81,763     12.900147     1,054,755   (11.64)%      16.66%       99.81%***    -
                                  1.20%    2,074,770     12.802086    26,561,384   (11.68)%      16.60%       72.79%***    -
                                  1.25%      257,237     12.787029     3,289,297   (11.73)%      16.55%       72.73%***    -
                                  1.30%      579,704     12.771997     7,403,978   (11.77)%      16.49%       72.67%***    -
                                  1.35%      143,317     12.841696     1,840,433   (11.82)%      16.43%       99.56%***    -
                                  1.40%       48,440     12.827110       621,345   (11.86)%      16.37%       99.49%***    -
                                  1.45%       38,213     12.812521       489,605   (11.90)%      16.31%       99.43%***    -
                                  1.50%       91,071     12.797950     1,165,522   (11.95)%      16.25%       99.37%***    -
                                  1.55%        3,256     12.783396        41,623   (11.99)%      16.19%       99.31%***    -
                                  1.60%        4,133     12.768846        52,774   (12.04)%      16.13%       99.24%***    -
                                  1.65%       19,036     12.754306       242,791   (12.08)%      16.07%       99.18%***    -
                                  1.70%        4,805      9.573565        46,001   (12.13)%      13.45%***     -           -
                                  1.75%        8,440      9.565494        80,733   (12.17)%      13.39%***     -           -
                                  1.80%        7,095      9.557420        67,810   (12.22)%      13.34%***     -           -
        Extra Value ............  0.95%      987,259     12.833535    12,670,023    (9.91)%***    -            -           -
                                  1.00%      822,474     12.818972    10,543,271    (9.96)%***    -            -           -
                                  1.05%       85,553     12.804410     1,095,456   (10.00)%***    -            -           -
                                  1.10%      114,844     12.789854     1,468,838   (10.05)%***    -            -           -
                                  1.15%      127,694     12.775316     1,631,331   (10.09)%***    -            -           -
                                  1.20%       41,515     12.760780       529,764   (10.14)%***    -            -           -
                                  1.25%       79,925     10.073275       805,107   (10.18)%***    -            -           -
                                  1.30%        1,834     10.063277        18,456   (10.23)%***    -            -           -
                                  1.35%        2,731     10.053296        27,456   (10.28)%***    -            -           -
                                  1.40%       34,528     10.043312       346,775   (10.32)%***    -            -           -
                                  1.45%       11,881     10.033345       119,206   (10.37)%***    -            -           -
                                  1.50%        9,223     10.023377        92,446   (10.41)%***    -            -           -
                                  1.55%        7,411     10.013399        74,209   (10.46)%***    -            -           -
                                  1.60%        1,201     10.003449        12,014   (10.50)%***    -            -           -
                                  1.65%          815      9.993496         8,145   (10.55)%***    -            -           -
                                  1.75%        1,091      9.973597        10,881   (10.64)%***    -            -           -
                                  1.80%          110      9.963676         1,096   (10.68)%***    -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.85%          134      9.953738         1,334   (10.73)%***    -            -            -
                                  1.90%           96      9.943798           955   (10.78)%***    -            -            -
American VP - American Century
  VP International:
    Tax and non-tax qualified ... 0.95%    7,422,625     15.886136   117,916,830   (17.61)%      62.49%       17.63%       5.45%***
                                  1.00%    3,986,673     15.860876    63,232,126   (17.65)%      62.41%       17.57%       5.40%***
                                  1.05%      721,255     15.835690    11,421,571   (17.70)%      62.32%       17.51%       5.35%***
                                  1.10%      206,399     16.098754     3,322,767   (17.74)%      62.24%       81.87%***    -
                                  1.15%       66,388     16.080508     1,067,553   (17.78)%      62.16%       81.80%***    -
                                  1.20%    2,611,870     14.524713    37,936,662   (17.82)%      62.08%       27.08%***    -
                                  1.25%      194,423     14.507647     2,820,620   (17.86)%      62.00%       27.03%***    -
                                  1.30%      666,520     14.490593     9,658,270   (17.90)%      61.92%       26.97%***    -
                                  1.35%      116,849     16.007673     1,870,481   (17.94)%      61.83%       81.56%***    -
                                  1.40%       43,434     15.989500       694,488   (17.98)%      61.75%       81.50%***    -
                                  1.45%       26,769     15.971330       427,537   (18.03)%      61.67%       81.44%***    -
                                  1.50%      124,316     15.953179     1,983,235   (18.07)%      61.59%       81.38%***    -
                                  1.55%       33,681     15.935027       536,708   (18.11)%      61.51%       81.32%***    -
                                  1.60%        3,933     15.916904        62,601   (18.15)%      61.42%       81.26%***    -
                                  1.65%       35,178     15.898785       559,287   (18.19)%      61.34%       81.20%***    -
                                  1.70%        3,840     12.522513        48,086   (18.23)%      79.89%***     -           -
                                  1.75%        3,023     12.511970        37,824   (18.27)%      79.81%***     -           -
                                  1.80%        1,977     12.501416        24,715   (18.32)%      79.73%***     -           -
                                  1.90%            5     12.480327            62   (18.40)%      79.58%***     -           -
                                  2.00%          212     12.459273         2,641   (18.48)%      79.42%***     -           -
        Extra Value ............. 0.95%    1,254,272     16.013723    20,085,564   (15.43)%***    -            -           -
                                  1.00%      852,006     15.995555    13,628,309   (15.47)%***    -            -           -
                                  1.05%       88,800     15.977403     1,418,793   (15.52)%***    -            -           -
                                  1.10%      216,712     15.959268     3,458,565   (15.56)%***    -            -           -
                                  1.15%       75,717     15.941133     1,207,015   (15.60)%***    -            -           -
                                  1.20%       55,732     15.923029       887,422   (15.64)%***    -            -           -
                                  1.25%       49,961     12.795341       639,268   (15.69)%***    -            -           -
                                  1.30%        2,527     12.782658        32,302   (15.73)%***    -            -           -
                                  1.35%        1,253     12.769987        16,001   (15.77)%***    -            -           -
                                  1.40%       26,520     12.757327       338,324   (15.82)%***    -            -           -
                                  1.45%       18,448     12.744654       235,113   (15.86)%***    -            -           -
                                  1.50%       36,626     12.732016       466,323   (15.90)%***    -            -           -
                                  1.55%        2,846     12.719356        36,199   (15.94)%***    -            -           -
                                  1.60%        2,454     12.706727        31,182   (15.99)%***    -            -           -
                                  1.65%          742     12.694086         9,419   (16.03)%***    -            -           -
                                  1.70%        2,381     12.681460        30,195   (16.07)%***    -            -           -
                                  1.75%        1,206     12.668851        15,279   (16.12)%***    -            -           -
                                  1.80%          169     12.656219         2,139   (16.16)%***    -            -           -
                                  1.90%           40     12.631008           505   (16.24)%***    -            -           -
                                  1.95%           76     12.618411           959   (16.29)%***    -            -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**


American VP - American Century
  VP Value:
    Tax and non-tax qualified ..  0.95%    3,301,779     12.285793    40,564,973    17.03%       (1.79)%       3.82%      18.38%***
                                  1.00%    1,348,126     12.266234    16,536,429    16.97%       (1.84)%       3.76%      18.33%***
                                  1.05%      319,706     12.246733     3,915,354    16.91%       (1.89)%       3.71%      18.28%***
                                  1.10%       58,618     12.924722       757,621    16.85%       (1.94)%      50.81%***    -
                                  1.15%       13,110     12.910062       169,251    16.79%       (1.99)%      50.75%***    -
                                  1.20%      917,715     13.147862    12,065,990    16.73%       (2.04)%      44.84%***    -
                                  1.25%       79,873     13.132406     1,048,925    16.67%       (2.09)%      44.78%***    -
                                  1.30%      299,304     13.116946     3,925,954    16.62%       (2.14)%      44.72%***    -
                                  1.35%       42,146     12.851555       541,642    16.56%       (2.19)%      50.53%***    -
                                  1.40%       23,436     12.836968       300,847    16.50%       (2.24)%      50.47%***    -
                                  1.45%       12,071     12.822378       154,779    16.44%       (2.29)%      50.41%***    -
                                  1.50%       47,141     12.807784       603,772    16.38%       (2.34)%      50.36%***    -
                                  1.55%        3,503     12.793204        44,815    16.32%       (2.39)%      50.30%***    -
                                  1.60%          434     12.778642         5,546    16.26%       (2.44)%      50.25%***    -
                                  1.65%       16,121     12.764086       205,770    16.20%       (2.49)%      50.19%***    -
                                  1.70%        1,110     10.197744        11,319    16.15%      (18.34)%***    -           -
                                  1.75%        3,773     10.189139        38,444    16.09%      (18.38)%***    -           -
                                  1.80%        6,794     10.180559        69,167    16.03%      (18.42)%***    -           -
                                  1.90%           17     10.163375           173    15.91%      (18.51)%***    -           -
    Extra Value ................  0.95%      542,421     12.836853     6,962,979    19.60%***     -            -           -
                                  1.00%      542,905     12.822282     6,961,281    19.54%***     -            -           -
                                  1.05%       23,096     12.807702       295,807    19.48%***     -            -           -
                                  1.10%       67,162     12.793140       859,213    19.42%***     -            -           -
                                  1.15%       19,988     12.778588       255,418    19.36%***     -            -           -
                                  1.20%       10,990     12.764037       140,277    19.30%***     -            -           -
                                  1.25%        4,206     11.395802        47,931    19.24%***     -            -           -
                                  1.30%        3,882     11.384497        44,195    19.18%***     -            -           -
                                  1.35%          126     11.373207         1,433    19.12%***     -            -           -
                                  1.40%       21,574     11.361940       245,122    19.06%***     -            -           -
                                  1.45%        4,792     11.350626        54,392    19.00%***     -            -           -
                                  1.50%        9,205     11.339331       104,379    18.94%***     -            -           -
                                  1.55%        3,972     11.328063        44,995    18.88%***     -            -           -
                                  1.60%        4,298     11.316810        48,640    18.82%***     -            -           -
                                  1.65%        2,847     11.305532        32,187    18.76%***     -            -           -
                                  1.70%        1,514     11.294287        17,100    18.70%***     -            -           -
                                  1.75%        1,148     11.283026        12,953    18.64%***     -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
The Dreyfus Socially Responsible
  Growth Fund, Inc.:
     Tax and non-tax
       qualified ..............  0.95%     7,688,486     14.800297   113,791,876    (11.87)%      28.84%     28.15%      10.59%***
                                 1.00%     4,662,244     14.776765    68,892,884    (11.92)%      28.78%      28.09%     10.54%***
                                 1.05%       767,101     14.753247    11,317,231    (11.96)%      28.71%      28.02%     10.49%***
                                 1.10%       895,698     14.472958    12,963,400    (12.01)%      28.65%     110.56%***    -
                                 1.15%       180,156     14.456547     2,604,434    (12.05)%      28.59%     110.50%***    -
                                 1.20%     1,625,644     14.414394    23,432,673    (12.10)%      28.52%      82.60%***    -
                                 1.25%       151,054     14.397461     2,174,794    (12.14)%      28.46%      82.53%***    -
                                 1.30%       432,064     14.380518     6,213,304    (12.18)%      28.39%      82.47%***    -
                                 1.35%        66,346     14.391057       954,789    (12.23)%      28.33%     110.24%***    -
                                 1.40%        39,017     14.374715       560,858    (12.27)%      28.26%     110.18%***    -
                                 1.45%        34,149     14.358357       490,324    (12.32)%      28.20%     110.12%***    -
                                 1.50%        86,373     14.342049     1,238,766    (12.36)%      28.13%     110.05%***    -
                                 1.55%        29,279     14.325738       419,443    (12.40)%      28.07%     109.99%***    -
                                 1.60%         2,319     14.309420        33,184    (12.45)%      28.00%     109.92%***    -
                                 1.65%        27,530     14.293123       393,490    (12.49)%      27.94%     109.86%***    -
                                 1.70%        10,940     10.380157       113,559    (12.54)%      28.08%***    -           -
                                 1.75%        27,073     10.371408       280,785    (12.58)%      28.02%***    -           -
                                 1.80%         3,663     10.362676        37,958    (12.63)%      27.96%***    -           -
                                 2.00%           289     10.327709         2,985    (12.80)%      27.72%***    -           -
     Extra Value ..............  0.95%     1,376,834     14.389633    19,812,136    (11.72)%***    -           -           -
                                 1.00%       989,939     14.373315    14,228,705    (11.76)%***    -           -           -
                                 1.05%       119,018     14.356999     1,708,741    (11.81)%***    -           -           -
                                 1.10%       123,367     14.340689     1,769,168    (11.85)%***    -           -           -
                                 1.15%       117,607     14.324376     1,684,647    (11.90)%***    -           -           -
                                 1.20%        75,452     14.308099     1,079,575    (11.94)%***    -           -           -
                                 1.25%        69,590     11.078709       770,967    (11.99)%***    -           -           -
                                 1.30%         8,012     11.067740        88,675    (12.03)%***    -           -           -
                                 1.35%         6,690     11.056764        73,970    (12.08)%***    -           -           -
                                 1.40%        62,594     11.045784       691,400    (12.12)%***    -           -           -
                                 1.45%        12,862     11.034829       141,930    (12.17)%***    -           -           -
                                 1.50%        19,564     11.023866       215,671    (12.21)%***    -           -           -
                                 1.55%         4,939     11.012907        54,393    (12.25)%***    -           -           -
                                 1.60%         4,615     11.001966        50,774    (12.30)%***    -           -           -
                                 1.65%         2,529     10.991025        27,796    (12.34)%***    -           -           -
                                 1.70%         4,687     10.980071        51,464    (12.39)%***    -           -           -
                                 1.75%         5,474     10.969119        60,045    (12.43)%***    -           -           -
                                 1.80%           194     10.958221         2,126    (12.48)%***    -           -           -
                                 1.85%            72     10.947277           788    (12.52)%***    -           -           -
                                 1.90%           332     10.936362         3,631    (12.57)%***    -           -           -
                                 1.95%             4     10.925453            44    (12.61)%***    -           -           -
                                 2.00%           197     10.914553         2,150    (12.66)%***    -           -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Dreyfus Stock Index Fund:
     Tax and non-tax
       qualified ...............  0.95%  36,570,268      14.101205   515,684,846    (10.14)%     19.46%       26.99%      21.28%***
                                  1.00%  23,031,006      14.078788   324,248,651    (10.18)%     19.40%       26.93%      21.23%***
                                  1.05%   3,936,553      14.056384    55,333,701    (10.23)%     19.34%       26.87%      21.18%***
                                  1.10%   1,747,579      13.339745    23,312,258    (10.27)%     19.28%       97.83%***    -
                                  1.15%     591,749      13.324628     7,884,835    (10.32)%     19.22%       97.77%***    -
                                  1.20%   8,683,693      13.209188   114,704,533    (10.36)%     19.16%       70.87%***    -
                                  1.25%     756,443      13.193664     9,980,255    (10.41)%     19.10%       70.81%***    -
                                  1.30%   2,902,116      13.178151    38,244,523    (10.45)%     19.04%       70.75%***    -
                                  1.35%     585,977      13.264252     7,772,547    (10.50)%     18.98%       97.52%***    -
                                  1.40%     274,625      13.249172     3,638,554    (10.54)%     18.92%       97.46%***    -
                                  1.45%     161,061      13.234124     2,131,501    (10.59)%     18.86%       97.40%***    -
                                  1.50%     329,534      13.219073     4,356,134    (10.63)%     18.80%       97.34%***    -
                                  1.55%      29,457      13.204037       388,951    (10.68)%     18.74%       97.27%***    -
                                  1.60%      13,659      13.188992       180,148    (10.72)%     18.68%       97.21%***    -
                                  1.65%      92,278      13.173971     1,215,668    (10.77)%     18.62%       97.15%***    -
                                  1.70%      46,901       9.626823       451,508    (10.81)%     11.94%***     -           -
                                  1.75%      14,530       9.618706       139,760    (10.86)%     11.88%***     -           -
                                  1.80%      12,622       9.610581       121,305    (10.91)%     11.83%***     -           -
                                  1.85%          41       9.602483           394    (10.95)%     11.77%***     -           -
     Extra Value ...............  0.95%   4,619,541      13.258257    61,247,062     (9.22)%***   -            -           -
                                  1.00%   3,831,015      13.243205    50,734,917     (9.27)%***   -            -           -
                                  1.05%     342,924      13.228164     4,536,255     (9.31)%***   -            -           -
                                  1.10%     604,423      13.213132     7,986,321     (9.36)%***   -            -           -
                                  1.15%     305,013      13.198108     4,025,595     (9.40)%***   -            -           -
                                  1.20%     193,695      13.183101     2,553,501     (9.45)%***   -            -           -
                                  1.25%     506,525      10.469032     5,302,826     (9.49)%***   -            -           -
                                  1.30%      20,265      10.458642       211,944     (9.54)%***   -            -           -
                                  1.35%      10,271      10.448286       107,314     (9.59)%***   -            -           -
                                  1.40%      94,257      10.437897       983,845     (9.63)%***   -            -           -
                                  1.45%      40,751      10.427541       424,933     (9.68)%***   -            -           -
                                  1.50%      89,972      10.417184       937,255     (9.72)%***   -            -           -
                                  1.55%      44,847      10.406826       466,715     (9.77)%***   -            -           -
                                  1.60%      17,859      10.396491       185,671     (9.82)%***   -            -           -
                                  1.65%       8,833      10.386136        91,741     (9.86)%***   -            -           -
                                  1.70%       9,380      10.375788        97,325     (9.91)%***   -            -           -
                                  1.75%       8,593      10.365465        89,070     (9.95)%***   -            -           -
                                  1.80%          84      10.355142           870    (10.00)%***   -            -           -
                                  1.85%         291      10.344815         3,010    (10.04)%***   -            -           -


                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.90%         508      10.334497         5,250    (10.09)%***    -           -           -
                                  1.95%         196      10.324178         2,024    (10.14)%***    -           -           -
                                  2.00%         216      10.313873         2,228    (10.18)%***    -           -           -
Dreyfus IP - European Equities
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     425,730      12.521432     5,330,749     (2.92)%     110.29%***    -           -
                                  1.00%     208,417      12.513519     2,608,030     (2.97)%     110.22%***    -           -
                                  1.05%      33,115      12.505588       414,123     (3.02)%     110.16%***    -           -
                                  1.10%       9,132      12.497666       114,129     (3.07)%     110.09%***    -           -
                                  1.15%       6,234      12.489736        77,861     (3.12)%     110.03%***    -           -
                                  1.20%     432,778      12.481806     5,401,851     (3.17)%     109.96%***    -           -
                                  1.25%      22,568      12.473885       281,511     (3.22)%     109.90%***    -           -
                                  1.30%      44,415      12.465971       553,676     (3.27)%     109.84%***    -           -
                                  1.35%       9,752      12.458039       121,491     (3.31)%     109.77%***    -           -
                                  1.40%       5,440      12.450126        67,729     (3.36)%     109.71%***    -           -
                                  1.45%         764      12.442209         9,506     (3.41)%     109.64%***    -           -
                                  1.50%       9,446      12.434292       117,454     (3.46)%     109.58%***    -           -
                                  1.55%       2,657      12.426374        33,017     (3.51)%     109.51%***    -           -
                                  1.60%       3,612      12.418459        44,855     (3.56)%     109.45%***    -           -
                                  1.65%       6,339      12.410545        78,670     (3.61)%     109.38%***    -           -
                                  1.70%         760      12.402636         9,426     (3.66)%     109.32%***    -           -
                                  1.80%       1,937      12.386804        23,993     (3.75)%     109.19%***    -           -
     Extra Value ...............  0.95%     170,601      12.381637     2,112,320     (2.66)%***    -           -           -
                                  1.00%     163,597      12.371216     2,023,894     (2.71)%***    -           -           -
                                  1.05%       5,783      12.360784        71,482     (2.76)%***    -           -           -
                                  1.10%      17,875      12.350364       220,763     (2.81)%***    -           -           -
                                  1.15%       6,458      12.339938        79,691     (2.86)%***    -           -           -
                                  1.20%       5,325      12.329516        65,655     (2.91)%***    -           -           -
                                  1.25%         756      12.319107         9,313     (2.96)%***    -           -           -
                                  1.30%         900      12.308685        11,078     (3.01)%***    -           -           -
                                  1.35%         242      12.298291         2,976     (3.06)%***    -           -           -
                                  1.40%         447      12.287862         5,493     (3.10)%***    -           -           -
                                  1.45%         527      12.277474         6,470     (3.15)%***    -           -           -
                                  1.50%         419      12.267075         5,140     (3.20)%***    -           -           -
                                  1.55%       3,356      12.256688        41,133     (3.25)%***    -           -           -
                                  1.60%       3,291      12.246288        40,303     (3.30)%***    -           -           -
                                  1.65%       2,609      12.235904        31,923     (3.35)%***    -           -           -
                                  1.70%         277      12.225512         3,386     (3.40)%***    -           -           -
                                  1.75%         259      12.215141         3,164     (3.45)%***    -           -           -
                                  1.85%          42      12.194379           512     (3.54)%***    -           -           -
Dreyfus VIF - Appreciation
  Portfolio:
     Tax and non-tax
       qualified ...............  0.95%   5,496,898      14.363060    78,952,276     (1.59)%      10.40%      28.98%      15.48%***
                                  1.00%   3,112,371      14.340226    44,632,104     (1.64)%      10.34%      28.92%      15.43%***

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%      824,612     14.317438    11,806,331     (1.69)%     10.29%       28.85%      15.37%***
                                  1.10%      275,207     13.420126     3,693,313     (1.74)%     10.23%       94.88%***    -
                                  1.15%       83,827     13.404933     1,123,695     (1.79)%     10.17%       94.82%***    -
                                  1.20%    1,334,422     13.195948    17,608,963     (1.84)%     10.12%       66.09%***    -
                                  1.25%      124,104     13.180436     1,635,745     (1.89)%     10.06%       66.03%***    -
                                  1.30%      342,791     13.164923     4,512,817     (1.94)%     10.01%       65.97%***    -
                                  1.35%       24,994     13.344202       333,525     (1.99)%      9.95%       94.58%***    -
                                  1.40%       41,854     13.329025       557,873     (2.03)%      9.90%       94.51%***    -
                                  1.45%       12,502     13.313894       166,450     (2.08)%      9.84%       94.45%***    -
                                  1.50%       52,941     13.298747       704,049     (2.13)%      9.78%       94.39%***    -
                                  1.55%        4,185     13.283611        55,592     (2.18)%      9.73%       94.33%***    -
                                  1.65%        5,853     13.253384        77,572     (2.28)%      9.62%       94.20%***    -
                                  1.70%        2,517      9.946799        25,036     (2.33)%      2.77%***     -           -
                                  1.75%        1,913      9.938414        19,012     (2.38)%      2.72%***     -           -
                                  1.80%        6,835      9.930036        67,872     (2.43)%      2.66%***     -           -
                                  1.90%           28      9.913289           278     (2.53)%      2.56%***     -           -
        Extra Value ............  0.95%      463,848     13.335902     6,185,831     (1.73)%***   -            -           -
                                  1.00%      249,020     13.320761     3,317,136     (1.77)%***   -            -           -
                                  1.05%       34,390     13.305621       457,580     (1.82)%***   -            -           -
                                  1.10%       75,371     13.290516     1,001,719     (1.87)%***   -            -           -
                                  1.15%       16,219     13.275397       215,314     (1.92)%***   -            -           -
                                  1.20%       33,946     13.260303       450,134     (1.97)%***   -            -           -
                                  1.25%       20,313     10.687361       217,092     (2.02)%***   -            -           -
                                  1.30%        3,093     10.676781        33,023     (2.07)%***   -            -           -
                                  1.35%        3,597     10.666195        38,366     (2.12)%***   -            -           -
                                  1.40%        4,404     10.655601        46,927     (2.17)%***   -            -           -
                                  1.45%        3,496     10.645035        37,215     (2.22)%***   -            -           -
                                  1.50%        7,007     10.634443        74,516     (2.27)%***   -            -           -
                                  1.55%        6,831     10.623866        72,572     (2.32)%***   -            -           -
                                  1.60%        5,159     10.613306        54,754     (2.37)%***   -            -           -
                                  1.65%        4,188     10.602746        44,404     (2.42)%***   -            -           -
                                  1.70%        4,232     10.592201        44,826     (2.46)%***   -            -           -
                                  1.75%          240     10.581647         2,540     (2.51)%***   -            -           -
                                  1.80%          147     10.571091         1,554     (2.56)%***   -            -           -
                                  1.85%          196     10.560568         2,070     (2.61)%***   -            -           -
                                  1.90%          188     10.550036         1,983     (2.66)%***   -            -           -
                                  1.95%          197     10.539499         2,076     (2.71)%***   -            -           -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
Federated Quality Bond Fund II:
     Tax and non-tax
       qualified ..............  0.95%      1,638,098    10.729245    17,575,555       9.41%     (2.90)%***    -            -
                                 1.00%        789,960    10.720271     8,468,585       9.35%     (2.95)%***    -            -
                                 1.05%        219,014    10.711288     2,345,922       9.30%     (3.00)%***    -            -
                                 1.10%         64,540    10.702323       690,728       9.24%     (3.05)%***    -            -
                                 1.15%         25,498    10.693364       272,659       9.19%     (3.10)%***    -            -
                                 1.20%      1,148,950    10.684388    12,275,828       9.13%     (3.15)%***    -            -
                                 1.25%         69,524    10.675429       742,199       9.08%     (3.20)%***    -            -
                                 1.30%        467,538    10.666472     4,986,981       9.02%     (3.25)%***    -            -
                                 1.35%         41,480    10.657518       442,074       8.97%     (3.30)%***    -            -
                                 1.40%         64,102    10.648571       682,595       8.91%     (3.35)%***    -            -
                                 1.45%          8,231    10.639621        87,575       8.86%     (3.40)%***    -            -
                                 1.50%         14,453    10.630687       153,645       8.80%     (3.45)%***    -            -
                                 1.55%          4,717    10.621724        50,103       8.75%     (3.50)%***    -            -
                                 1.60%            249    10.612780         2,643       8.69%     (3.55)%***    -            -
                                 1.65%          3,615    10.603847        38,333       8.64%     (3.60)%***    -            -
                                 1.70%            517    10.594913         5,478       8.58%     (3.65)%***    -            -
                                 1.75%            609    10.585977         6,447       8.53%     (3.69)%***    -            -
                                 1.80%          2,293    10.577071        24,253       8.47%     (3.74)%***    -            -
                                 1.90%            221    10.559225         2,334       8.36%     (3.84)%***    -            -
        Extra Value ...........  0.95%        699,097    10.570472     7,389,785      10.22%***   -            -            -
                                 1.00%        507,768    10.561450     5,362,766      10.17%***   -            -            -
                                 1.05%         56,131    10.552420       592,318      10.11%***   -            -            -
                                 1.10%        127,164    10.543392     1,340,740      10.06%***   -            -            -
                                 1.15%         54,241    10.534356       571,394      10.00%***   -            -            -
                                 1.20%         27,245    10.525342       286,763       9.95%***   -            -            -
                                 1.25%          6,445    10.516326        67,778       9.89%***   -            -            -
                                 1.30%          1,419    10.507323        14,910       9.84%***   -            -            -
                                 1.35%            564    10.498298         5,921       9.78%***   -            -            -
                                 1.40%          8,311    10.489298        87,177       9.73%***   -            -            -
                                 1.45%          2,904    10.480307        30,435       9.67%***   -            -            -
                                 1.50%          1,319    10.471308        13,812       9.62%***   -            -            -
                                 1.55%          4,658    10.462281        48,733       9.56%***   -            -            -
                                 1.60%          1,021    10.453285        10,673       9.51%***   -            -            -
                                 1.65%          4,473    10.444309        46,717       9.45%***   -            -            -
                                 1.70%          2,272    10.435325        23,709       9.40%***   -            -            -
                                 1.80%             93    10.417362           969       9.29%***   -            -            -
Fidelity VIP - Equity-Income
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%    15,756,237    12.896641   203,202,532       7.28%      5.25%       10.48%       20.95%***
                                  1.00%    10,464,868    12.876144   134,747,147       7.23%      5.19%       10.43%       20.90%***
                                  1.05%     2,445,131    12.855639    31,433,721       7.17%      5.14%       10.37%       20.85%***
                                  1.10%       402,998    13.294130     5,357,508       7.12%      5.09%       71.85%** *    -
                                  1.15%       112,656    13.279061     1,495,966       7.07%      5.03%       71.79%** *    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.20%      3,510,807     13.313013    46,739,419       7.01%       4.98%       55.40%***  -
                                  1.25%        330,677     13.297371     4,397,135       6.96%       4.93%       55.34%***  -
                                  1.30%        978,014     13.281731    12,989,719       6.91%       4.87%       55.28%***  -
                                  1.35%        127,583     13.218906     1,686,508       6.85%       4.82%       71.56%***  -
                                  1.40%         47,963     13.203880       633,298       6.80%       4.77%       71.50%***  -
                                  1.45%         42,818     13.188860       564,721       6.74%       4.71%       71.44%***  -
                                  1.50%        121,232     13.173869     1,597,094       6.69%       4.66%       71.38%***  -
                                  1.55%         10,644     13.158890       140,063       6.64%       4.61%       71.32%***  -
                                  1.60%          5,168     13.143893        67,928       6.58%       4.55%       71.26%***  -
                                  1.65%         59,631     13.128922       782,891       6.53%       4.50%       71.20%***  -
                                  1.70%          7,314      9.912757        72,502       6.47%     (10.37)%***    -         -
                                  1.75%          9,140      9.904395        90,526       6.42%     (10.42)%***    -         -
                                  1.80%         11,051      9.896058       109,361       6.37%     (10.47)%***    -         -
        Extra Value ............. 0.95%      2,744,291     13.207427    36,245,023      11.32%***    -            -         -
                                  1.00%      1,800,958     13.192435    23,759,021      11.26%***    -            -         -
                                  1.05%        181,494     13.177431     2,391,625      11.21%***    -            -         -
                                  1.10%        212,264     13.162452     2,793,915      11.15%***    -            -         -
                                  1.15%        136,707     13.147512     1,797,357      11.10%***    -            -         -
                                  1.20%         45,639     13.132529       599,355      11.04%***    -            -         -
                                  1.25%         25,569     11.140856       284,861      10.99%***    -            -         -
                                  1.30%            664     11.129809         7,390      10.93%***    -            -         -
                                  1.35%          3,377     11.118748        37,548      10.88%***    -            -         -
                                  1.40%         51,011     11.107740       566,617      10.82%***    -            -         -
                                  1.45%          4,714     11.096691        52,310      10.76%***    -            -         -
                                  1.50%         29,365     11.085675       325,531      10.71%***    -            -         -
                                  1.55%         11,143     11.074652       123,405      10.65%***    -            -         -
                                  1.60%          3,397     11.063636        37,583      10.60%***    -            -         -
                                  1.65%          3,955     11.052622        43,713      10.54%***    -            -         -
                                  1.75%            192     11.030626         2,118      10.43%***    -            -         -
                                  1.90%             94     10.997656         1,034      10.26%***    -            -         -
Fidelity VIP - Growth
  Portfolio - Service Class
  Shares:
        Tax and non-tax
          qualified ............. 0.95%     21,776,778     16.588646   361,247,261     (11.91)%     35.98%       38.05%     1.91%***
                                  1.00%     14,646,896     16.562294   242,586,198     (11.95)%     35.91%       37.98%     1.86%***
                                  1.05%      2,250,475     16.535951    37,213,744     (12.00)%     35.85%       37.92%     1.81%***
                                  1.10%      1,140,129     15.423665    17,584,968     (12.04)%     35.78%      115.71%***  -
                                  1.15%        366,478     15.406192     5,646,030     (12.08)%     35.71%      115.64%***  -
                                  1.20%      8,080,547     15.512519   125,349,639     (12.13)%     35.64%       90.27%***  -
                                  1.25%        621,780     15.494279     9,634,033     (12.17)%     35.57%       90.20%***  -
                                  1.30%      2,378,768     15.476056    36,813,947     (12.22)%     35.50%       90.14%***  -

                                                           2000                                  1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT      TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE      UNITS         VALUE    OWNERS' EQUITY  RETURN**    RETURN**       RETURN**   RETURN**
                                  1.35%        284,354     15.336364     4,360,956   (12.26)%       35.43%     115.39%***  -
                                  1.40%        151,803     15.318941     2,325,461   (12.31)%       35.37%     115.32%***  -
                                  1.45%        110,853     15.301552     1,696,223   (12.35)%       35.30%     115.26%***  -
                                  1.50%        317,262     15.284127     4,849,073   (12.39)%       35.23%     115.19%***  -
                                  1.55%         38,013     15.266755       580,335   (12.44)%       35.16%     115.13%***  -
                                  1.60%         13,134     15.249368       200,285   (12.48)%       35.09%     115.06%***  -
                                  1.65%        152,649     15.232000     2,325,150   (12.53)%       35.02%     115.00%***  -
                                  1.70%         14,057     10.773174       151,439   (12.57)%       34.91%***    -         -
                                  1.75%         44,653     10.764092       480,649   (12.62)%       34.84%***    -         -
                                  1.80%         22,915     10.755009       246,451   (12.66)%       34.78%***    -         -
                                  1.85%             35     10.745932           376   (12.70)%       34.72%***    -         -
        Extra Value ............. 0.95%      5,691,730     15.337470    87,296,738   (14.34)%***     -           -         -
                                  1.00%      4,326,812     15.320062    66,287,028   (14.39)%***     -           -         -
                                  1.05%        395,142     15.302668     6,046,727   (14.43)%***     -           -         -
                                  1.10%        625,647     15.285279     9,563,189   (14.47)%***     -           -         -
                                  1.15%        262,234     15.267904     4,003,764   (14.52)%***     -           -         -
                                  1.20%        213,138     15.250538     3,250,469   (14.56)%***     -           -         -
                                  1.25%        689,694     11.377352     7,846,891   (14.60)%***     -           -         -
                                  1.30%         17,625     11.366086       200,327   (14.65)%***     -           -         -
                                  1.35%          9,588     11.354805       108,870   (14.69)%***     -           -         -
                                  1.40%        101,032     11.343541     1,146,061   (14.73)%***     -           -         -
                                  1.45%         59,620     11.332264       675,630   (14.78)%***     -           -         -
                                  1.50%         37,255     11.321010       421,764   (14.82)%***     -           -         -
                                  1.55%         39,860     11.309755       450,807   (14.86)%***     -           -         -
                                  1.60%         13,856     11.298506       156,552   (14.91)%***     -           -         -
                                  1.65%         19,531     11.287280       220,452   (14.95)%***     -           -         -
                                  1.70%         11,478     11.276035       129,426   (14.99)%***     -           -         -
                                  1.75%          4,590     11.264800        51,705   (15.04)%***     -           -         -
                                  1.80%            224     11.253585         2,521   (15.08)%***     -           -         -
                                  1.85%            258     11.242370         2,901   (15.12)%***     -           -         -
                                  1.90%            515     11.231151         5,784   (15.17)%***     -           -         -
                                  1.95%            169     11.219930         1,896   (15.21)%***     -           -         -
Fidelity VIP - High Income
  Portfolio - Service Class:
     Tax and non-tax
       qualified ................ 0.95%      9,388,426      7.866679    73,855,734   (23.34)%        7.05%      (5.33)%    7.84%***
                                  1.00%      5,152,252      7.854169    40,466,658   (23.38)%        6.99%      (5.38)%    7.79%***
                                  1.05%      1,663,688      7.841660    13,046,076   (23.42)%        6.94%      (5.43)%    7.74%***
                                  1.10%        253,701      8.615157     2,185,674   (23.46)%        6.89%      21.06%***  -
                                  1.15%         52,946      8.605370       455,620   (23.50)%        6.83%      21.01%***  -
                                  1.20%      2,070,355      8.478210    17,552,904   (23.54)%        6.78%      11.50%***  -
                                  1.25%        130,242      8.468211     1,102,917   (23.58)%        6.72%      11.45%***  -
                                  1.30%        519,542      8.458245     4,394,414   (23.61)%        6.67%      11.40%***  -
                                  1.35%         97,532      8.566348       835,493   (23.65)%        6.62%      20.80%***  -
                                  1.40%         41,716      8.556624       356,948   (23.69)%        6.56%      20.75%***  -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.45%          9,766      8.546878        83,469     (23.73)%      6.51%      20.70%***   -
                                 1.50%         50,119      8.537159       427,874     (23.77)%      6.45%      20.64%***   -
                                 1.55%          6,995      8.527425        59,649     (23.81)%      6.40%      20.59%***   -
                                 1.60%            138      8.517712         1,175     (23.84)%      6.35%      20.54%***   -
                                 1.65%         17,765      8.508002       151,145     (23.88)%      6.29%      20.48%***   -
                                 1.70%          2,708      7.358723        19,927     (23.92)%     (4.92)%***   -          -
                                 1.75%          2,702      7.352510        19,866     (23.96)%     (4.97)%***   -          -
                                 1.80%          1,112      7.346312         8,169     (24.00)%     (5.02)%***   -          -
                                 1.90%            105      7.333907           770     (24.08)%     (5.12)%***   -          -
        Extra Value ...........  0.95%      1,020,379      8.555985     8,730,347     (23.66)%***   -           -          -
                                 1.00%        637,826      8.546256     5,451,024     (23.70)%***   -           -          -
                                 1.05%        135,807      8.536535     1,159,321     (23.74)%***   -           -          -
                                 1.10%        145,792      8.526829     1,243,143     (23.78)%***   -           -          -
                                 1.15%         47,715      8.517121       406,394     (23.82)%***   -           -          -
                                 1.20%         29,928      8.507421       254,610     (23.86)%***   -           -          -
                                 1.25%         25,504      7.983465       203,610     (23.90)%***   -           -          -
                                 1.30%          2,734      7.975536        21,805     (23.93)%***   -           -          -
                                 1.35%          3,578      7.967608        28,508     (23.97)%***   -           -          -
                                 1.40%         17,319      7.959698       137,854     (24.01)%***   -           -          -
                                 1.45%          4,520      7.951778        35,942     (24.05)%***   -           -          -
                                 1.50%         15,687      7.943867       124,615     (24.09)%***   -           -          -
                                 1.55%          1,192      7.935952         9,460     (24.13)%***   -           -          -
                                 1.65%            864      7.920163         6,843     (24.21)%***   -           -          -
                                 1.70%          2,839      7.912268        22,463     (24.25)%***   -           -          -
                                 1.75%            996      7.904376         7,873     (24.29)%***   -           -          -
                                 1.80%             52      7.896488           411     (24.32)%***   -           -          -
Fidelity VIP - Overseas
  Portfolio - Service Class
  Shares:
     Tax and non-tax
       qualified ..............  0.95%      4,123,737     12.485012    51,484,906     (19.92)%     41.11%      11.57%     (6.05)%***
                                 1.00%      1,932,170     12.465168    24,084,824     (19.96)%     41.04%      11.51%     (6.09)%***
                                 1.05%        438,863     12.445337     5,461,798     (20.00)%     40.97%      11.46%     (6.14)%***
                                 1.10%         96,077     13.731142     1,319,247     (20.04)%     40.90%      86.84%***   -
                                 1.15%         21,463     13.715591       294,378     (20.08)%     40.83%      86.78%***   -
                                 1.20%      1,464,152     12.702222    18,597,984     (20.12)%     40.76%      38.83%***   -
                                 1.25%         92,291     12.687275     1,170,921     (20.16)%     40.68%      38.77%***   -
                                 1.30%        398,358     12.672362     5,048,137     (20.20)%     40.61%      38.71%***   -
                                 1.35%         53,816     13.653448       734,774     (20.24)%     40.54%      86.53%***   -
                                 1.40%         18,077     13.637938       246,533     (20.28)%     40.47%      86.47%***   -
                                 1.45%         11,947     13.622435       162,747     (20.32)%     40.40%      86.41%***   -
                                 1.50%         28,532     13.606956       388,234     (20.36)%     40.33%      86.35%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          5,968     13.591466        81,114    (20.40)%      40.26%       86.29%***  -
                                  1.60%            488     13.576001        6,625    (20.44)%      40.19%       86.23%***  -
                                  1.65%         28,672     13.560524      388,807    (20.48)%      40.12%       86.17%***  -
                                  1.70%          6,048     10.379362       62,774    (20.52)%      45.98%***     -         -
                                  1.75%          2,324     10.370604       24,101    (20.56)%      45.91%***     -         -
                                  1.80%          4,336     10.361858       44,929    (20.60)%      45.85%***     -         -
                                  1.90%            201     10.344382        2,079    (20.68)%      45.71%***     -         -
        Extra Value ............  0.95%        537,740     13.653116    7,341,827    (17.35)%***    -            -         -
                                  1.00%        401,919     13.637615    5,481,217    (17.40)%***    -            -         -
                                  1.05%         26,639     13.622125      362,880    (17.44)%***    -            -         -
                                  1.10%         61,958     13.606646      843,041    (17.48)%***    -            -         -
                                  1.15%         43,939     13.591204      597,184    (17.52)%***    -            -         -
                                  1.20%         19,000     13.575732      257,939    (17.56)%***    -            -         -
                                  1.25%          6,898     11.112370       76,653    (17.61)%***    -            -         -
                                  1.30%          1,752     11.101354       19,450    (17.65)%***    -            -         -
                                  1.35%            658     11.090346        7,297    (17.69)%***    -            -         -
                                  1.40%          9,281     11.079343      102,827    (17.73)%***    -            -         -
                                  1.45%          3,337     11.068353       36,935    (17.77)%***    -            -         -
                                  1.50%         10,698     11.057354      118,292    (17.82)%***    -            -         -
                                  1.55%          7,731     11.046362       85,399    (17.86)%***    -            -         -
                                  1.60%            765     11.035367        8,442    (17.90)%***    -            -         -
                                  1.65%            937     11.024412       10,330    (17.94)%***    -            -         -
                                  1.75%            563     11.002467        6,194    (18.03)%***    -            -         -
                                  1.80%            132     10.991496        1,451    (18.07)%***    -            -         -
Fidelity VIP-II - Contrafund
  Portfolio - Service Class
  Shares:
      Tax and non-tax
        qualified ..............  0.95%     16,831,668     14.558242  245,039,496     (7.60)%      22.97%       28.70%    (2.79)%***
                                  1.00%      9,894,736     14.535120  143,821,175     (7.64)%      22.91%       28.64%    (2.84)%***
                                  1.05%      1,584,274     14.511996   22,990,978     (7.69)%      22.84%       28.57%    (2.89)%***
                                  1.10%        751,177     14.497111   10,889,896     (7.74)%      22.78%      111.05%***  -
                                  1.15%        184,536     14.480674    2,672,206     (7.78)%      22.72%      110.99%***  -
                                  1.20%      4,946,188     14.247834   70,472,466     (7.83)%      22.66%       77.92%***  -
                                  1.25%        373,809     14.231074    5,319,704     (7.88)%      22.60%       77.85%***  -
                                  1.30%      1,162,668     14.214337   16,526,555     (7.92)%      22.53%       77.79%***  -
                                  1.35%        192,839     14.415058    2,779,785     (7.97)%      22.47%      110.73%***  -
                                  1.40%         67,925     14.398684      978,031     (8.01)%      22.41%      110.67%***  -
                                  1.45%         41,709     14.382315      599,872     (8.06)%      22.35%      110.60%***  -
                                  1.50%        291,480     14.365961    4,187,390     (8.11)%      22.29%      110.54%***  -
                                  1.55%         37,010     14.349605      531,079     (8.15)%      22.22%      110.47%***  -
                                  1.60%          3,194     14.333260       45,780     (8.20)%      22.16%      110.41%***  -
                                  1.65%         63,843     14.316943      914,037     (8.25)%      22.10%      110.35%***  -
                                  1.70%          8,357     10.343090       86,437     (8.29)%      19.21%***     -         -
                                  1.75%         35,608     10.334368      367,986     (8.34)%      19.16%***     -         -
                                  1.80%         45,895     10.325655      473,896     (8.39)%      19.10%***     -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.90%            332     10.308233         3,422      (8.48)%    18.99%***     -          -
        Extra Value ...........  0.95%      2,581,229     14.410328    37,196,357      (8.40)%***  -            -          -
                                 1.00%      2,022,841     14.393972    29,116,717      (8.45)%***  -            -          -
                                 1.05%        194,058     14.377618     2,790,092      (8.50)%***  -            -          -
                                 1.10%        361,817     14.361282     5,196,156      (8.54)%***  -            -          -
                                 1.15%        140,506     14.344951     2,015,552      (8.59)%***  -            -          -
                                 1.20%         76,091     14.328634     1,090,280      (8.63)%***  -            -          -
                                 1.25%         73,795     11.054900       815,796      (8.68)%***  -            -          -
                                 1.30%          7,415     11.043938        81,891      (8.73)%***  -            -          -
                                 1.35%          4,792     11.032970        52,870      (8.77)%***  -            -          -
                                 1.40%         84,404     11.022018       930,302      (8.82)%***  -            -          -
                                 1.45%         24,919     11.011080       274,385      (8.87)%***  -            -          -
                                 1.50%         50,885     11.000138       559,742      (8.91)%***  -            -          -
                                 1.55%         24,878     10.989205       273,389      (8.96)%***  -            -          -
                                 1.60%          7,403     10.978278        81,272      (9.00)%***  -            -          -
                                 1.65%          7,785     10.967361        85,381      (9.05)%***  -            -          -
                                 1.70%          2,034     10.956423        22,285      (9.10)%***  -            -          -
                                 1.75%          7,733     10.945527        84,642      (9.14)%***  -            -          -
                                 1.80%            466     10.934605         5,096      (9.19)%***  -            -          -
                                 1.90%            382     10.912808         4,169      (9.28)%***  -            -          -
                                 2.00%            160     10.891023         1,743      (9.37)%***  -            -          -
Fidelity VIP-III - Growth
  Opportunities Portfolio -
  Service Class Shares:
     Tax and non-tax
       qualified ..............  0.95%      7,163,757     10.858509    77,787,720     (17.96)%     3.19%       23.32%     24.79%***
                                 1.00%      4,836,376     10.841223    52,432,231     (18.00)%     3.14%       23.26%     24.74%***
                                 1.05%        852,312     10.823977     9,225,405     (18.04)%     3.09%       23.20%     24.69%***
                                 1.10%        143,713     10.389625     1,493,124     (18.08)%     3.04%       91.69%***   -
                                 1.15%         39,423     10.377837       409,125     (18.13)%     2.98%       91.63%***   -
                                 1.20%      1,453,017     10.463173    15,203,168     (18.17)%     2.93%       72.50%***   -
                                 1.25%        132,945     10.450878     1,389,392     (18.21)%     2.88%       72.44%***   -
                                 1.30%        393,066     10.438575     4,103,049     (18.25)%     2.83%       72.38%***   -
                                 1.35%         61,854     10.330777       639,000     (18.29)%     2.78%       91.38%***   -
                                 1.40%         28,632     10.319040       295,455     (18.33)%     2.72%       91.32%***   -
                                 1.45%         31,989     10.307281       329,720     (18.37)%     2.67%       91.26%***   -
                                 1.50%         34,764     10.295564       357,915     (18.41)%     2.62%       91.20%***   -
                                 1.55%         23,068     10.283843       237,228     (18.46)%     2.57%       91.14%***   -
                                 1.65%         14,299     10.260418       146,714     (18.54)%     2.46%       91.01%***   -
                                 1.70%          4,832      8.036133        38,831     (18.58)%    (1.96)%***    -          -
                                 1.75%         13,894      8.029346       111,560     (18.62)%    (2.01)%***    -          -
                                 1.80%          5,424      8.022575        43,514     (18.66)%    (2.06)%***    -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%        540,031   10.317848     5,571,958     (16.33)%***     -               -         -
                                 1.00%        463,101   10.306132     4,772,780     (16.37)%***     -               -         -
                                 1.05%         52,128   10.294409       536,627     (16.41)%***     -               -         -
                                 1.10%        106,268   10.282724     1,092,725     (16.46)%***     -               -         -
                                 1.15%         38,797   10.270998       398,484     (16.50)%***     -               -         -
                                 1.20%         14,811   10.259307       151,951     (16.54)%***     -               -         -
                                 1.25%         17,450    8.336162       145,466     (16.58)%***     -               -         -
                                 1.30%            564    8.327889         4,697     (16.63)%***     -               -         -
                                 1.35%            237    8.319614         1,972     (16.67)%***     -               -         -
                                 1.40%         15,755    8.311348       130,945     (16.71)%***     -               -         -
                                 1.45%         18,700    8.303083       155,268     (16.75)%***     -               -         -
                                 1.50%          4,834    8.294830        40,097     (16.79)%***     -               -         -
                                 1.55%         10,669    8.286578        88,410     (16.84)%***     -               -         -
                                 1.60%          2,899    8.278325        23,999     (16.88)%***     -               -         -
                                 1.65%          1,648    8.270092        13,629     (16.92)%***     -               -         -
                                 1.70%          1,710    8.261845        14,128     (16.96)%***     -               -         -
                                 1.75%          3,552    8.253601        29,317     (17.01)%***     -               -         -
                                 1.80%             94    8.245368           775     (17.05)%***     -               -         -
                                 1.85%            118    8.237132           972     (17.09)%***     -               -         -
                                 1.90%            130    8.228905         1,070     (17.13)%***     -               -         -
                                 1.95%            118    8.220689           970     (17.18)%***     -               -         -
Janus Aspen Series Capital
  Appreciation Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ..............   0.95%     9,411,277    8.164119    76,834,785     (19.72)%***     -               -         -
                                  1.00%     6,347,257    8.160311    51,795,591     (19.76)%***     -               -         -
                                  1.05%       803,607    8.156515     6,554,633     (19.80)%***     -               -         -
                                  1.10%       585,869    8.152720     4,776,426     (19.84)%***     -               -         -
                                  1.15%       310,561    8.148922     2,530,737     (19.89)%***     -               -         -
                                  1.20%     6,411,081    8.145127    52,219,069     (19.93)%***     -               -         -
                                  1.25%       409,936    8.141323     3,337,421     (19.97)%***     -               -         -
                                  1.30%     2,424,845    8.137529    19,732,247     (20.01)%***     -               -         -
                                  1.35%       408,367    8.133724     3,321,544     (20.05)%***     -               -         -
                                  1.40%       205,198    8.129929     1,668,245     (20.09)%***     -               -         -
                                  1.45%        74,713    8.126129       607,127     (20.13)%***     -               -         -
                                  1.50%       389,193    8.122329     3,161,154     (20.17)%***     -               -         -
                                  1.55%        43,414    8.118530       352,458     (20.21)%***     -               -         -
                                  1.60%        25,619    8.114733       207,891     (20.25)%***     -               -         -
                                  1.65%       123,519    8.110923     1,001,853     (20.29)%***     -               -         -
                                  1.70%        21,395    8.107133       173,452     (20.33)%***     -               -         -
                                  1.75%        48,477    8.103330       392,825     (20.38)%***     -               -         -
                                  1.80%        50,621    8.099528       410,006     (20.42)%***     -               -         -
        Extra Value ............  0.95%     5,171,200   12.585443    65,081,843     (20.01)%***     -               -         -
                                  1.00%     4,279,748   12.573144    53,809,888     (20.05)%***     -               -         -
                                  1.05%       427,395   12.560833     5,368,437     (20.09)%***     -               -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        841,186    12.548531    10,555,649     (20.13)%***     -             -          -
                                  1.15%        372,633    12.536247     4,671,419     (20.17)%***     -             -          -
                                  1.20%        288,715    12.523953     3,615,853     (20.22)%***     -             -          -
                                  1.25%        140,690    12.511670     1,760,267     (20.26)%***     -             -          -
                                  1.30%         11,263    12.499399       140,781     (20.30)%***     -             -          -
                                  1.35%         23,965    12.487127       299,254     (20.34)%***     -             -          -
                                  1.40%        118,431    12.474860     1,477,410     (20.38)%***     -             -          -
                                  1.45%         59,411    12.462604       740,416     (20.42)%***     -             -          -
                                  1.50%         72,579    12.450342       903,633     (20.46)%***     -             -          -
                                  1.55%         42,015    12.438108       522,587     (20.50)%***     -             -          -
                                  1.60%         30,634    12.425863       380,654     (20.54)%***     -             -          -
                                  1.65%         15,806    12.413636       196,210     (20.58)%***     -             -          -
                                  1.70%         10,872    12.401389       134,828     (20.62)%***     -             -          -
                                  1.75%          3,388    12.389174        41,975     (20.66)%***     -             -          -
                                  1.80%            127    12.376958         1,572     (20.71)%***     -             -          -
                                  1.85%            225    12.364740         2,782     (20.75)%***     -             -          -
                                  1.90%            399    12.352534         4,929     (20.79)%***     -             -          -
                                  1.95%            151    12.340340         1,863     (20.83)%***     -             -          -
                                  2.00%             42    12.328129           518     (20.87)%***     -             -          -
Janus Aspen Series Global
  Technology Portfolio -
  Service Shares:
     Tax and non-tax
       qualified ...............  0.95%      8,158,988     6.524649    53,234,533     (37.33)%***     -             -          -
                                  1.00%      4,867,293     6.521611    31,742,592     (37.37)%***     -             -          -
                                  1.05%        565,403     6.518569     3,685,618     (37.40)%***     -             -          -
                                  1.10%        510,539     6.515527     3,326,431     (37.43)%***     -             -          -
                                  1.15%        242,219     6.512483     1,577,447     (37.47)%***     -             -          -
                                  1.20%      4,740,967     6.509446    30,861,069     (37.50)%***     -             -          -
                                  1.25%        398,913     6.506406     2,595,490     (37.53)%***     -             -          -
                                  1.30%      1,251,253     6.503356     8,137,344     (37.56)%***     -             -          -
                                  1.35%        276,658     6.500322     1,798,366     (37.60)%***     -             -          -
                                  1.40%        128,053     6.497274       831,995     (37.63)%***     -             -          -
                                  1.45%         66,776     6.494235       433,659     (37.66)%***     -             -          -
                                  1.50%        287,381     6.491188     1,865,444     (37.69)%***     -             -          -
                                  1.55%         31,984     6.488148       207,517     (37.73)%***     -             -          -
                                  1.60%         10,258     6.485104        66,524     (37.76)%***     -             -          -
                                  1.65%        101,925     6.482069       660,685     (37.79)%***     -             -          -
                                  1.70%         12,689     6.479020        82,212     (37.82)%***     -             -          -
                                  1.75%          7,738     6.475985        50,111     (37.86)%***     -             -          -
                                  1.80%         12,017     6.472936        77,785     (37.89)%***     -             -          -
                                  2.00%            261     6.460766         1,686     (38.02)%***     -             -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      6,204,193     6.499606    40,324,810     (37.65)%***     -             -           -
                                  1.00%      4,140,670     6.496489    26,899,817     (37.68)%***     -             -           -
                                  1.05%        542,434     6.493376     3,522,228     (37.71)%***     -             -           -
                                  1.10%        910,169     6.490254     5,907,228     (37.75)%***     -             -           -
                                  1.15%        458,793     6.487133     2,976,251     (37.78)%***     -             -           -
                                  1.20%        343,621     6.484019     2,228,045     (37.81)%***     -             -           -
                                  1.25%        135,381     6.480897       877,390     (37.84)%***     -             -           -
                                  1.30%         10,160     6.477790        65,814     (37.88)%***     -             -           -
                                  1.35%         12,722     6.474660        82,371     (37.91)%***     -             -           -
                                  1.40%         92,047     6.471546       595,686     (37.94)%***     -             -           -
                                  1.45%         47,294     6.468423       305,918     (37.98)%***     -             -           -
                                  1.50%         50,903     6.465306       329,103     (38.01)%***     -             -           -
                                  1.55%         56,670     6.462183       366,212     (38.04)%***     -             -           -
                                  1.60%         20,518     6.459071       132,527     (38.07)%***     -             -           -
                                  1.65%         12,801     6.455949        82,643     (38.11)%***     -             -           -
                                  1.70%         13,276     6.452837        85,668     (38.14)%***     -             -           -
                                  1.75%          5,495     6.449714        35,441     (38.17)%***     -             -           -
                                  1.80%             25     6.446598           161     (38.20)%***     -             -           -
                                  1.85%            310     6.443478         1,997     (38.24)%***     -             -           -
                                  1.90%            226     6.440358         1,456     (38.27)%***     -             -           -
                                  1.95%            158     6.437232         1,017     (38.30)%***     -             -           -
                                  2.00%             66     6.434118           425     (38.33)%***     -             -           -
Janus Aspen Series International
  Growth Portfolio - Service
  Shares:
     Tax and non-tax
       qualified ...............  0.95%      7,884,779     8.200976    64,662,883     (19.33)%***     -             -           -
                                  1.00%      4,584,519     8.197162    37,580,045     (19.37)%***     -             -           -
                                  1.05%        554,608     8.193350     4,544,097     (19.41)%***     -             -           -
                                  1.10%        497,855     8.189524     4,077,195     (19.45)%***     -             -           -
                                  1.15%        251,431     8.185713     2,058,142     (19.49)%***     -             -           -
                                  1.20%      5,319,082     8.181886    43,520,123     (19.53)%***     -             -           -
                                  1.25%        298,709     8.178071     2,442,863     (19.57)%***     -             -           -
                                  1.30%      2,284,129     8.174255    18,671,053     (19.61)%***     -             -           -
                                  1.35%        256,927     8.170438     2,099,206     (19.65)%***     -             -           -
                                  1.40%        106,213     8.166613       867,400     (19.70)%***     -             -           -
                                  1.45%         61,800     8.162793       504,461     (19.74)%***     -             -           -
                                  1.50%        276,666     8.158972     2,257,310     (19.78)%***     -             -           -
                                  1.55%         25,393     8.155155       207,084     (19.82)%***     -             -           -
                                  1.60%         19,477     8.151333       158,764     (19.86)%***     -             -           -
                                  1.65%         86,294     8.147522       703,082     (19.90)%***     -             -           -
                                  1.70%         15,135     8.143702       123,255     (19.94)%***     -             -           -
                                  1.75%         51,515     8.139885       419,326     (19.98)%***     -             -           -
                                  1.80%         49,861     8.136062       405,672     (20.02)%***     -             -           -
                                  1.90%              7     8.128419            57     (20.11)%***     -             -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ...........  0.95%      3,481,085     14.439886   50,266,471     (19.56)%***    -            -           -
                                 1.00%      2,332,564     14.425767   33,649,025     (19.61)%***    -            -          -
                                 1.05%        313,797     14.411653    4,522,333     (19.65)%***    -            -          -
                                 1.10%        419,099     14.397554    6,034,000     (19.69)%***    -            -          -
                                 1.15%        226,581     14.383456    3,259,018     (19.73)%***    -            -          -
                                 1.20%        129,993     14.369363    1,867,917     (19.77)%***    -            -          -
                                 1.25%         98,855     14.355273    1,419,091     (19.81)%***    -            -          -
                                 1.30%         11,599     14.341204      166,344     (19.85)%***    -            -          -
                                 1.35%         17,844     14.327122      255,653     (19.89)%***    -            -          -
                                 1.40%        101,352     14.313062    1,450,657     (19.93)%***    -            -          -
                                 1.45%         32,293     14.298996      461,757     (19.98)%***    -            -          -
                                 1.50%         28,746     14.284951      410,635     (20.02)%***    -            -          -
                                 1.55%         24,232     14.270906      345,813     (20.06)%***    -            -          -
                                 1.60%         21,498     14.256879      306,494     (20.10)%***    -            -          -
                                 1.65%         14,610     14.242852      208,088     (20.14)%***    -            -          -
                                 1.70%          7,282     14.228817      103,614     (20.18)%***    -            -          -
                                 1.75%          3,356     14.214801       47,705     (20.22)%***    -            -          -
                                 1.80%            374     14.200799        5,311     (20.26)%***    -            -          -
                                 1.85%            161     14.186795        2,284     (20.30)%***    -            -          -
                                 1.90%            231     14.172799        3,274     (20.34)%***    -            -          -
                                 1.95%             67     14.158803          949     (20.39)%***    -            -          -
                                 2.00%             36     14.144816          509     (20.43)%***    -            -          -
Morgan Stanley: UIF - Emerging
  Markets Debt Portfolio:
     Tax and non-tax
       qualified ..............  0.95%        638,919     10.456971    6,681,157      10.33%       28.15%      (29.06)%    26.34%***
                                 1.00%        234,648     10.440316    2,449,799      10.28%       28.08%      (29.10)%    26.29%***
                                 1.05%         57,428     10.423703      598,612      10.22%       28.02%      (29.13)%    26.23%***
                                 1.10%          6,901     16.063592      110,855      10.17%       27.95%       55.40%***   -
                                 1.15%            756     16.045362       12,130      10.11%       27.89%       55.35%***   -
                                 1.20%        203,365     16.037786    3,261,524      10.06%       27.82%       41.92%***   -
                                 1.25%          5,241     16.018934       83,955      10.00%       27.76%       41.86%***   -
                                 1.30%         19,928     16.000072      318,849       9.95%       27.70%       41.80%***   -
                                 1.35%          1,667     15.972670       26,626       9.89%       27.63%       55.12%***   -
                                 1.40%            129     15.954543        2,058       9.84%       27.57%       55.06%***   -
                                 1.45%            599     15.936413        9,546       9.78%       27.50%       55.00%***   -
                                 1.50%          4,475     15.918288       71,234       9.73%       27.44%       54.95%***   -
                                 1.65%          1,839     15.863998       29,174       9.56%       27.24%       54.77%***   -
                                 1.75%            724     12.265925        8,881       9.45%       18.14%***     -          -
                                 1.80%            583     12.255588        7,145       9.39%       18.09%***     -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        163,640   15.979082   2,614,817      10.74%***        -              -         -
                                  1.00%         43,692   15.960957     697,366      10.69%***        -              -         -
                                  1.05%          5,856   15.942814      93,361      10.63%***        -              -         -
                                  1.10%          6,106   15.924724      97,236      10.58%***        -              -         -
                                  1.15%          1,591   15.906633      25,307      10.52%***        -              -         -
                                  1.20%          1,272   15.888526      20,210      10.47%***        -              -         -
                                  1.25%            197   14.604374       2,877      10.41%***        -              -         -
                                  1.35%             34   14.575438         496      10.30%***        -              -         -
                                  1.40%            627   14.560973       9,130      10.25%***        -              -         -
                                  1.45%            665   14.546537       9,673      10.19%***        -              -         -
                                  1.50%          2,924   14.532088      42,492      10.14%***        -              -         -
                                  1.55%            339   14.517655       4,921      10.08%***        -              -         -
                                  1.70%            128   14.474409       1,853       9.91%***        -              -         -
Morgan Stanley: UIF - Mid Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%        108,847    8.634485     939,838     (20.36)%***       -              -         -
                                  1.00%         75,294    8.631598     649,908     (20.40)%***       -              -         -
                                  1.05%         11,969    8.628712     103,277     (20.44)%***       -              -         -
                                  1.10%          6,104    8.625825      52,652     (20.49)%***       -              -         -
                                  1.15%          4,572    8.622944      39,424     (20.53)%***       -              -         -
                                  1.20%        358,904    8.620055   3,093,772     (20.57)%***       -              -         -
                                  1.25%         15,635    8.617166     134,729     (20.62)%***       -              -         -
                                  1.30%         28,091    8.614274     241,984     (20.66)%***       -              -         -
                                  1.35%          2,369    8.611387      20,400     (20.70)%***       -              -         -
                                  1.45%            110    8.605609         947     (20.79)%***       -              -         -
                                  1.50%         54,925    8.602719     472,504     (20.83)%***       -              -         -
                                  1.55%            492    8.599825       4,231     (20.87)%***       -              -         -
                                  1.60%            323    8.596944       2,777     (20.92)%***       -              -         -
                                  1.65%          2,136    8.594047      18,357     (20.96)%***       -              -         -
                                  1.70%            398    8.591151       3,419     (21.00)%***       -              -         -
                                  1.75%            623    8.588260       5,350     (21.05)%***       -              -         -
                                  1.80%          1,769    8.585371      15,188     (21.09)%***       -              -         -
        Extra Value ............  0.95%         65,694   12.628696     829,630     (20.64)%***       -              -         -
                                  1.00%         65,347   12.621058     824,748     (20.68)%***       -              -         -
                                  1.05%          8,617   12.613403     108,690     (20.73)%***       -              -         -
                                  1.10%          1,926   12.605756      24,279     (20.77)%***       -              -         -
                                  1.15%            384   12.598107       4,838     (20.81)%***       -              -         -
                                  1.20%          5,252   12.590455      66,125     (20.86)%***       -              -         -
                                  1.25%            212   12.582807       2,668     (20.90)%***       -              -         -
                                  1.30%            229   12.575160       2,880     (20.94)%***       -              -         -
                                  1.35%             80   12.567519       1,005     (20.99)%***       -              -         -
                                  1.40%          6,673   12.559870      83,812     (21.03)%***       -              -         -
                                  1.45%          1,543   12.552234      19,368     (21.07)%***       -              -         -
                                  1.50%            649   12.544592       8,141     (21.12)%***       -              -         -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.75%            122     12.506378      1,526      (21.33)%***       -          -           -
Morgan Stanley: UIF - U.S.
  Real Estate Portfolio:
     Tax and non-tax
       qualified ..............   0.95%      2,318,276     10.987658  25,472,424      14.75%***        -          -           -
                                  1.00%      1,292,468     10.970158  14,178,578      14.70%***        -          -           -
                                  1.05%        253,822     10.952709   2,780,039      14.64%***        -          -           -
                                  1.10%         38,231     12.601811     481,780      14.59%***        -          -           -
                                  1.15%         14,065     12.587517     177,043      14.54%***        -          -           -
                                  1.20%        717,713     12.974262   9,311,797      14.49%***        -          -           -
                                  1.25%         13,214     12.959009     171,240      14.44%***        -          -           -
                                  1.30%        207,408     12.943746   2,684,636      14.38%***        -          -           -
                                  1.35%         19,957     12.530461     250,070      14.33%***        -          -           -
                                  1.40%         11,941     12.516221     149,456      14.28%***        -          -           -
                                  1.45%          4,423     12.501983      55,296      14.23%***        -          -           -
                                  1.50%          9,076     12.487759     113,339      14.18%***        -          -           -
                                  1.55%          2,042     12.473542      25,471      14.12%***        -          -           -
                                  1.60%          6,281     12.459341      78,257      14.07%***        -          -           -
                                  1.65%            481     12.445148       5,986      14.02%***        -          -           -
                                  1.75%          1,376     11.336655      15,599      13.91%***        -          -           -
                                  1.80%          5,727     11.327088      64,870      13.86%***        -          -           -
        Extra Value ............  0.95%        415,481     12.486344   5,187,839      24.59%***        -          -           -
                                  1.00%        248,471     12.474020   3,099,432      24.53%***        -          -           -
                                  1.05%          8,827     12.461667     109,999      24.47%***        -          -           -
                                  1.10%         58,343     12.449327     726,331      24.41%***        -          -           -
                                  1.15%          3,765     12.437001      46,825      24.35%***        -          -           -
                                  1.20%         15,757     12.424677     195,776      24.28%***        -          -           -
                                  1.25%          3,052     12.412379      37,883      24.22%***        -          -           -
                                  1.30%          1,090     12.400059      13,516      24.16%***        -          -           -
                                  1.35%            391     12.387770       4,844      24.10%***        -          -           -
                                  1.40%          7,954     12.375485      98,435      24.04%***        -          -           -
                                  1.45%          1,019     12.363181      12,598      23.98%***        -          -           -
                                  1.50%          2,698     12.350886      33,323      23.91%***        -          -           -
                                  1.55%            104     12.338621       1,283      23.85%***        -          -           -
                                  1.65%             14     12.314073         172      23.73%***        -          -           -
                                  1.70%            693     12.301819       8,525      23.67%***        -          -           -
                                  1.85%            469     12.265070       5,752      23.48%***        -          -           -
Nationwide SAT -
  Balanced Fund - J.P. Morgan:
     Tax and non-tax
       qualified ...............  0.95%      4,138,035     10.694236  44,253,123      (1.29)%      (0.09)%     7.04%       8.09%***
                                  1.00%      2,446,285     10.677219  26,119,521      (1.34)%      (0.14)%     6.99%       8.04%***

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.05%        526,287    10.660231    5,610,341      (1.39)%      (0.19)%       6.93%     7.99%***
                                  1.10%        156,661    10.498193    1,644,657      (1.44)%      (0.24)%      26.90%***   -
                                  1.15%         47,682    10.486281      500,007      (1.49)%      (0.29)%      26.84%***   -
                                  1.20%        871,418    10.570325    9,211,171      (1.54)%      (0.34)%      23.13%***   -
                                  1.25%         68,148    10.557899      719,500      (1.59)%      (0.39)%      23.07%***   -
                                  1.30%        237,382    10.545461    2,503,303      (1.64)%      (0.44)%      23.02%***   -
                                  1.35%         61,006    10.438746      636,826      (1.69)%      (0.49)%      26.63%***   -
                                  1.40%         33,145    10.426893      345,599      (1.74)%      (0.54)%      26.58%***   -
                                  1.45%          8,969    10.415037       93,412      (1.79)%      (0.59)%      26.52%***   -
                                  1.50%         30,191    10.403190      314,083      (1.84)%      (0.64)%      26.47%***   -
                                  1.55%          4,200    10.391332       43,644      (1.89)%      (0.69)%      26.41%***   -
                                  1.60%          3,402    10.379505       35,311      (1.94)%      (0.75)%      26.36%***   -
                                  1.65%          5,332    10.367680       55,280      (1.99)%      (0.80)%      26.31%***   -
                                  1.70%            340     9.288391        3,158      (2.04)%      (7.79)%***    -          -
                                  1.75%          5,308     9.280546       49,261      (2.09)%      (7.84)%***    -          -
                                  1.80%            190     9.272721        1,762      (2.14)%      (7.89)%***    -          -
        Extra Value ............  0.95%        442,589    10.428050    4,615,340      (1.65)%***    -            -          -
                                  1.00%        469,137    10.416199    4,886,624      (1.70)%***    -            -          -
                                  1.05%         61,043    10.404344      635,112      (1.75)%***    -            -          -
                                  1.10%        103,302    10.392519    1,073,568      (1.80)%***    -            -          -
                                  1.15%         36,339    10.380700      377,224      (1.85)%***    -            -          -
                                  1.20%         21,002    10.368880      217,767      (1.90)%***    -            -          -
                                  1.25%          7,636     9.694005       74,023      (1.95)%***    -            -          -
                                  1.30%          1,182     9.684406       11,447      (2.00)%***    -            -          -
                                  1.35%          1,365     9.674767       13,206      (2.05)%***    -            -          -
                                  1.40%         20,784     9.665171      200,881      (2.10)%***    -            -          -
                                  1.45%          7,049     9.655579       68,062      (2.15)%***    -            -          -
                                  1.50%          8,305     9.645974       80,110      (2.19)%***    -            -          -
                                  1.55%         11,727     9.636383      113,006      (2.24)%***    -            -          -
                                  1.65%          3,217     9.617195       30,939      (2.34)%***    -            -          -
                                  1.70%            209     9.607615        2,008      (2.39)%***    -            -          -
                                  1.75%          1,342     9.598052       12,881      (2.44)%***    -            -          -
Nationwide SAT - Capital
  Appreciation Fund:
     Tax and non-tax
       qualified ...............  0.95%     11,687,404    10.049026  117,447,027     (27.23)%       3.29%       28.73%     23.87%***
                                  1.00%      6,688,260    10.033034   67,103,540     (27.26)%       3.23%       28.67%     23.82%***
                                  1.05%      1,133,208    10.017067   11,351,420     (27.30)%       3.18%       28.60%     23.77%***
                                  1.10%        454,667     9.321861    4,238,343     (27.34)%       3.13%       96.85%***   -
                                  1.15%        180,771     9.311292    1,683,212     (27.37)%       3.08%       96.79%***   -
                                  1.20%      1,262,244     9.268169   11,698,691     (27.41)%       3.03%       71.64%***   -
                                  1.25%        164,322     9.257262    1,521,172     (27.45)%       2.97%       71.58%***   -
                                  1.30%        573,406     9.246358    5,301,917     (27.48)%       2.92%       71.52%***   -
                                  1.35%         73,093     9.269045      677,502     (27.52)%       2.87%       96.54%***   -
                                  1.40%         68,136     9.258498      630,837     (27.56)%       2.82%       96.48%***   -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         26,761   9.247972       247,485     (27.59)%       2.77%        96.42%***   -
                                  1.50%         48,929   9.237443       451,979     (27.63)%       2.71%        96.36%***   -
                                  1.55%         11,462   9.226923       105,759     (27.67)%       2.66%        96.30%***   -
                                  1.65%         31,847   9.205900       293,180     (27.74)%       2.56%        96.17%***   -
                                  1.70%          2,474   7.011148        17,346     (27.78)%      (4.39)%***     -          -
                                  1.75%          2,716   7.005239        19,026     (27.81)%      (4.44)%***     -          -
                                  1.80%          3,523   6.999319        24,659     (27.85)%      (4.49)%***     -          -
        Extra Value ............  0.95%        492,789   9.257800     4,562,142     (27.41)%***    -             -          -
                                  1.00%        376,453   9.247271     3,481,163     (27.44)%***    -             -          -
                                  1.05%         24,653   9.236751       227,714     (27.48)%***    -             -          -
                                  1.10%         45,132   9.226246       416,399     (27.52)%***    -             -          -
                                  1.15%          7,849   9.215746        72,334     (27.56)%***    -             -          -
                                  1.20%         19,498   9.205231       179,484     (27.59)%***    -             -          -
                                  1.25%         28,552   7.416323       211,751     (27.63)%***    -             -          -
                                  1.30%            741   7.408952         5,490     (27.67)%***    -             -          -
                                  1.35%            259   7.401596         1,917     (27.70)%***    -             -          -
                                  1.40%          7,357   7.394235        54,399     (27.74)%***    -             -          -
                                  1.45%          1,779   7.386879        13,141     (27.78)%***    -             -          -
                                  1.50%            259   7.379521         1,911     (27.82)%***    -             -          -
                                  1.55%          1,021   7.372182         7,527     (27.85)%***    -             -          -
                                  1.65%          2,275   7.357505        16,738     (27.93)%***    -             -          -
                                  1.70%            899   7.350153         6,608     (27.97)%***    -             -          -
                                  1.80%            155   7.335508         1,137     (28.04)%***    -             -          -
                                  1.90%            113   7.320856           827     (28.11)%***    -             -          -
Nationwide SAT - Emerging Markets
  Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%          4,777   8.692251        41,523     (52.49)%***    -             -          -
                                  1.00%          1,886   8.691194        16,392     (52.53)%***    -             -          -
                                  1.20%          1,816   8.686950        15,776     (52.70)%***    -             -          -
                                  1.30%            194   8.684823         1,685     (52.79)%***    -             -          -
        Extra Value               0.95%          3,923   7.479489        29,342     (52.97)%***    -             -          -
                                  1.40%             20   7.468170           149     (53.35)%***    -             -          -
Nationwide SAT - Equity Income
  Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      1,349,271  12.041215    16,246,862     (11.47)%      17.37%        14.04%     10.01%***
                                  1.00%      1,027,331  12.022088    12,350,664     (11.51)%      17.31%        13.98%      9.96%***
                                  1.05%        195,943  12.002951     2,351,894     (11.56)%      17.25%        13.93%      9.91%***
                                  1.10%         25,845  12.271980       317,169     (11.60)%      17.19%        73.30%***   -
                                  1.15%         24,922  12.258057       305,495     (11.64)%      17.13%        73.24%***   -
                                  1.20%        439,625  12.331560     5,421,262     (11.69)%      17.07%        57.72%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         21,520    12.317063       265,063     (11.73)%      17.01%       57.66%***    -
                                  1.30%        145,035    12.302565     1,784,303     (11.78)%      16.95%       57.60%***    -
                                  1.35%         20,896    12.202501       254,983     (11.82)%      16.89%       73.00%***    -
                                  1.40%          7,896    12.188636        96,241     (11.87)%      16.83%       72.94%***    -
                                  1.45%         11,477    12.174767       139,730     (11.91)%      16.77%       72.88%***    -
                                  1.50%         14,725    12.160926       179,070     (11.96)%      16.71%       72.83%***    -
                                  1.55%          2,210    12.147081        26,845     (12.00)%      16.65%       72.77%***    -
                                  1.60%          3,942    12.133258        47,829     (12.04)%      16.60%       72.71%***    -
                                  1.65%         13,049    12.119427       158,146     (12.09)%      16.54%       72.65%***    -
                                  1.70%         50,938     9.471062       482,437     (12.13)%      11.71%***     -           -
                                  1.75%          3,808     9.463069        36,035     (12.18)%      11.65%***     -           -
                                  1.80%             12     9.455077           113     (12.22)%      11.60%***     -           -
        Extra Value ............  0.95%        337,971    12.197466     4,122,390     (14.89)%***    -            -           -
                                  1.00%        303,538    12.183617     3,698,191     (14.94)%***    -            -           -
                                  1.05%         73,598    12.169785       895,672     (14.98)%***    -            -           -
                                  1.10%         91,737    12.155951     1,115,150     (15.02)%***    -            -           -
                                  1.15%         34,836    12.142125       422,983     (15.07)%***    -            -           -
                                  1.20%          9,076    12.128301       110,076     (15.11)%***    -            -           -
                                  1.25%         17,979    10.143007       182,361     (15.15)%***    -            -           -
                                  1.30%            480    10.132945         4,864     (15.19)%***    -            -           -
                                  1.35%            474    10.122906         4,798     (15.24)%***    -            -           -
                                  1.40%          8,491    10.112844        85,868     (15.28)%***    -            -           -
                                  1.45%            393    10.102797         3,970     (15.32)%***    -            -           -
                                  1.50%         10,061    10.092770       101,543     (15.37)%***    -            -           -
                                  1.55%          5,842    10.082728        58,903     (15.41)%***    -            -           -
                                  1.65%          1,173    10.062671        11,804     (15.50)%***    -            -           -
                                  1.75%             87    10.042633           874     (15.58)%***    -            -           -
                                  1.80%             91    10.032626           913     (15.63)%***    -            -           -
Nationwide NSAT - Global
  Technology & Communications
  Fund - Gartmore:
     Tax and non-tax
       qualified ..............   0.95%        273,699     6.003728     1,643,214    (160.40)%***    -            -           -
                                  1.00%        265,717     6.002991     1,595,097    (160.43)%***    -            -           -
                                  1.05%          1,607     6.002258         9,646    (160.46)%***    -            -           -
                                  1.10%         22,419     6.001519       134,548    (160.49)%***    -            -           -
                                  1.15%          8,135     6.000784        48,816    (160.52)%***    -            -           -
                                  1.20%         53,499     6.000048       320,997    (160.55)%***    -            -           -
                                  1.25%          3,541     5.999315        21,244    (160.58)%***    -            -           -
                                  1.30%          9,572     5.998573        57,418    (160.61)%***    -            -           -
                                  1.35%             44     5.997839           264    (160.64)%***    -            -           -
                                  1.40%          2,291     5.997100        13,739    (160.67)%***    -            -           -
                                  1.45%          6,270     5.996363        37,597    (160.70)%***    -            -           -
                                  1.50%          8,691     5.995625        52,108    (160.73)%***    -            -           -
                                  1.55%         10,845     5.994889        65,015    (160.75)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%        150,096    7.452322     1,118,564    (160.68)%***    -           -           -
                                  1.00%         41,154    7.450445       306,616    (160.71)%***    -           -           -
                                  1.05%          8,273    7.448563        61,622    (160.74)%***    -           -           -
                                  1.10%          2,167    7.446685        16,137    (160.77)%***    -           -           -
                                  1.15%          2,841    7.444802        21,151    (160.80)%***    -           -           -
                                  1.20%          1,064    7.442921         7,919    (160.83)%***    -           -           -
                                  1.25%            616    7.441041         4,584    (160.86)%***    -           -           -
                                  1.35%            190    7.437274         1,413    (160.91)%***    -           -           -
                                  1.40%             24    7.435396           178    (160.94)%***    -           -           -
                                  1.70%            324    7.424084         2,405    (161.12)%***    -           -           -
Nationwide SAT - Government
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%     12,064,797   11.797971   142,340,125      11.48%       (3.28)%      7.87%       8.86%***
                                  1.00%      7,809,275   11.779202    91,987,028      11.42%       (3.32)%      7.82%       8.81%***
                                  1.05%      1,786,299   11.760452    21,007,684      11.36%       (3.37)%      7.77%       8.76%***
                                  1.10%        349,839   10.591943     3,705,475      11.31%       (3.42)%     (5.83)%***   -
                                  1.15%        127,474   10.579941     1,348,667      11.25%       (3.47)%     (5.88)%***   -
                                  1.20%      3,435,916   10.914977    37,502,944      11.20%       (3.52)%      5.21%***    -
                                  1.25%        155,866   10.902126     1,699,271      11.14%       (3.57)%      5.16%***    -
                                  1.30%      1,050,041   10.889287    11,434,198      11.08%       (3.62)%      5.11%***    -
                                  1.35%        118,561   10.531983     1,248,682      11.03%       (3.67)%     (6.08)%***   -
                                  1.40%         59,851   10.519995       629,632      10.97%       (3.71)%     (6.13)%***   -
                                  1.45%         47,475   10.508016       498,868      10.92%       (3.76)%     (6.18)%***   -
                                  1.50%         82,724   10.496056       868,276      10.86%       (3.81)%     (6.23)%***   -
                                  1.55%          6,012   10.484119        63,031      10.80%       (3.86)%     (6.28)%***   -
                                  1.60%          1,254   10.472185        13,132      10.75%       (3.91)%     (6.33)%***   -
                                  1.65%         37,365   10.460250       390,847      10.69%       (3.96)%     (6.38)%***   -
                                  1.70%          2,908   10.770572        31,321      10.64%       (3.98)%***   -           -
                                  1.75%          7,540   10.761486        81,142      10.58%       (4.03)%***   -           -
                                  1.80%          2,594   10.752417        27,892      10.52%       (4.08)%***   -           -
        Extra Value ............  0.95%      1,521,796   10.521193    16,011,109      12.13%***     -           -           -
                                  1.00%        871,783   10.509221     9,161,760      12.08%***     -           -           -
                                  1.05%        177,392   10.497270     1,862,132      12.02%***     -           -           -
                                  1.10%        179,761   10.485342     1,884,856      11.96%***     -           -           -
                                  1.15%         40,052   10.473415       419,481      11.91%***     -           -           -
                                  1.20%         43,110   10.461478       450,994      11.85%***     -           -           -
                                  1.25%         28,877   10.628978       306,933      11.80%***     -           -           -
                                  1.30%          3,614   10.618443        38,375      11.74%***     -           -           -
                                  1.35%          1,274   10.607887        13,514      11.68%***     -           -           -
                                  1.40%         17,109   10.597350       181,310      11.63%***     -           -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%          9,617    10.586836       101,814      11.57%***    -           -           -
                                  1.50%         26,795    10.576306       283,392      11.52%***    -           -           -
                                  1.55%            678    10.565781         7,164      11.46%***    -           -           -
                                  1.60%          6,132    10.555277        64,725      11.41%***    -           -           -
                                  1.65%          5,047    10.544757        53,219      11.35%***    -           -           -
                                  1.70%             20    10.534255           211      11.29%***    -           -           -
                                  1.80%            114    10.513271         1,199      11.18%***    -           -           -
Nationwide SAT - Growth Focus
  Fund - Turner:
     Tax and non-tax
       qualified ...............  0.95%        115,377     6.329633       730,294    (147.32)%***   -           -           -
                                  1.00%         84,415     6.328858       534,251    (147.35)%***   -           -           -
                                  1.05%            688     6.328083         4,354    (147.38)%***   -           -           -
                                  1.10%          2,690     6.327305        17,020    (147.41)%***   -           -           -
                                  1.15%          7,446     6.326526        47,107    (147.44)%***   -           -           -
                                  1.20%          7,738     6.325751        48,949    (147.47)%***   -           -           -
                                  1.25%          1,633     6.324975        10,329    (147.51)%***   -           -           -
                                  1.30%          1,618     6.324196        10,233    (147.54)%***   -           -           -
                                  1.35%          3,951     6.323419        24,984    (147.57)%***   -           -           -
                                  1.40%            111     6.322639           702    (147.60)%***   -           -           -
                                  1.45%          3,800     6.321864        24,023    (147.63)%***   -           -           -
                                  1.50%            399     6.321085         2,522    (147.66)%***   -           -           -
        Extra Value ............  0.95%         65,308     5.925979       387,014    (147.69)%***   -           -           -
                                  1.00%          1,409     5.924475         8,348    (147.72)%***   -           -           -
                                  1.05%          2,313     5.922978        13,700    (147.75)%***   -           -           -
                                  1.10%          1,350     5.921476         7,994    (147.78)%***   -           -           -
                                  1.15%          1,416     5.919980         8,383    (147.82)%***   -           -           -
                                  1.20%            384     5.918477         2,273    (147.85)%***   -           -           -
                                  1.25%            149     5.916979           882    (147.88)%***   -           -           -
                                  1.40%             15     5.912474            89    (147.97)%***   -           -           -
Nationwide SAT - High Income
  Bond Fund - Federated:
     Tax and non-tax
       qualified ...............  0.95%      2,338,128     9.938283    23,236,978      (9.14)%      2.21%       4.79%      13.16%***
                                  1.00%      1,480,361     9.922475    14,688,845      (9.19)%      2.16%       4.74%      13.10%***
                                  1.05%        458,389     9.906674     4,541,110      (9.23)%      2.11%       4.69%      13.05%***
                                  1.10%         36,518     9.573036       349,588      (9.28)%      2.06%      13.49%***    -
                                  1.15%         20,663     9.562175       197,583      (9.33)%      2.00%      13.44%***    -
                                  1.20%        487,952     9.755865     4,760,394      (9.37)%      1.95%      16.72%***    -
                                  1.25%         23,638     9.744373       230,337      (9.42)%      1.90%      16.67%***    -
                                  1.30%        137,722     9.732895     1,340,434      (9.46)%      1.85%      16.62%***    -
                                  1.35%         38,690     9.518824       368,283      (9.51)%      1.80%      13.23%***    -
                                  1.40%         15,984     9.507993       151,976      (9.55)%      1.75%      13.18%***    -
                                  1.45%          3,331     9.497186        31,635      (9.60)%      1.69%      13.13%***    -
                                  1.50%         19,650     9.486372       186,407      (9.65)%      1.64%      13.08%***    -
                                  1.55%          3,616     9.475563        34,264      (9.69)%      1.59%      13.02%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                 1.60%            596      9.464778       5,641      (9.74)%       1.54%       12.97%***   -
                                 1.65%          3,734      9.453988      35,301      (9.78)%       1.49%       12.92%***   -
                                 1.70%            258      8.725646       2,251      (9.83)%      (4.86)%***    -          -
                                 1.75%          1,655      8.718281      14,429      (9.87)%      (4.91)%***    -          -
                                 1.80%            789      8.710943       6,873      (9.92)%      (4.96)%***    -          -
        Extra Value ...........  0.95%        281,342      9.508186   2,675,052      (8.70)%***    -            -          -
                                 1.00%        103,771      9.497374     985,552      (8.74)%***    -            -          -
                                 1.05%         41,890      9.486588     397,393      (8.79)%***    -            -          -
                                 1.10%         45,488      9.475782     431,034      (8.83)%***    -            -          -
                                 1.15%         33,224      9.464990     314,465      (8.88)%***    -            -          -
                                 1.20%         13,700      9.454222     129,523      (8.93)%***    -            -          -
                                 1.25%          4,991      9.117076      45,503      (8.97)%***    -            -          -
                                 1.30%            683      9.108029       6,221      (9.02)%***    -            -          -
                                 1.35%            768      9.098990       6,988      (9.06)%***    -            -          -
                                 1.40%          5,547      9.089938      50,422      (9.11)%***    -            -          -
                                 1.45%          3,041      9.080912      27,615      (9.16)%***    -            -          -
                                 1.50%            481      9.071884       4,364      (9.20)%***    -            -          -
                                 1.55%            572      9.062865       5,184      (9.25)%***    -            -          -
                                 1.65%            399      9.044819       3,609      (9.34)%***    -            -          -
                                 1.80%            230      9.017797       2,074      (9.48)%***    -            -          -
Nationwide NSAT - International
  Growth Fund - Gartmore:
     Tax and non-tax
       qualified ...............  0.95%        21,032      9.228501     194,094     (30.97)%***    -            -          -
                                  1.00%        11,687      9.227382     107,840     (31.01)%***    -            -          -
                                  1.05%         1,924      9.226253      17,751     (31.06)%***    -            -          -
                                  1.10%           750      9.225133       6,919     (31.10)%***    -            -          -
                                  1.15%           246      9.224008       2,269     (31.15)%***    -            -          -
                                  1.20%         4,952      9.222891      45,672     (31.19)%***    -            -          -
                                  1.25%            84      9.221767         775     (31.24)%***    -            -          -
                                  1.35%           329      9.219512       3,033     (31.33)%***    -            -          -
                                  1.45%           302      9.217263       2,784     (31.42)%***    -            -          -
        Extra Value ............  0.95%         2,317      8.588399      19,899     (31.43)%***    -            -          -
                                  1.00%           248      8.586962       2,130     (31.47)%***    -            -          -
                                  1.40%            31      8.575444         266     (31.83)%***    -            -          -
Nationwide SAT - Mid Cap Index
  fund - Dreyfus:
     Tax and non-tax
       qualified ...............  0.95%     1,946,949     14.925432  29,059,055      14.12%       19.77%        9.76%     (3.15)%***
                                  1.00%     1,028,703     14.901697  15,329,420      14.06%       19.71%        9.70%     (3.20)%***
                                  1.05%       211,846     14.877970   3,151,838      14.00%       19.65%        9.64%     (3.25)%***
                                  1.10%        68,310     16.698444  1,140,671      13.95%       19.59%       89.48%***   -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%         22,166   16.679519       369,718     13.89%        19.53%      89.42%***    -
                                  1.20%        721,507   16.670157    12,027,635     13.83%        19.47%      67.59%***    -
                                  1.25%         38,315   16.650563       637,966     13.77%        19.41%      67.53%***    -
                                  1.30%        192,526   16.630966     3,201,893     13.72%        19.35%      67.47%***    -
                                  1.35%         36,362   16.603938       603,752     13.66%        19.29%      89.17%***    -
                                  1.40%         16,625   16.585077       275,727     13.60%        19.23%      89.11%***    -
                                  1.45%          7,090   16.566203       117,454     13.55%        19.17%      89.05%***    -
                                  1.50%         15,949   16.547367       263,914     13.49%        19.11%      88.99%***    -
                                  1.55%          4,409   16.528554        72,874     13.43%        19.05%      88.93%***    -
                                  1.60%            335   16.509731         5,531     13.37%        18.99%      88.87%***    -
                                  1.65%          7,992   16.490935       131,796     13.32%        18.93%      88.81%***    -
                                  1.70%          3,656   12.965645        47,402     13.26%        21.76%***    -           -
                                  1.75%          1,998   12.954698        25,883     13.20%        21.70%***    -           -
                                  1.80%          1,823   12.943788        23,597     13.14%        21.65%***    -           -
        Extra Value ............  0.95%        589,632   16.604295     9,790,424     12.36%***      -           -           -
                                  1.00%        566,544   16.585430     9,396,376     12.31%***      -           -           -
                                  1.05%         47,830   16.566592       792,380     12.25%***      -           -           -
                                  1.10%         63,485   16.547780     1,050,536     12.19%***      -           -           -
                                  1.15%         30,588   16.528970       505,588     12.14%***      -           -           -
                                  1.20%         18,778   16.510158       310,028     12.08%***      -           -           -
                                  1.25%         14,853   13.389901       198,880     12.03%***      -           -           -
                                  1.30%          1,227   13.376641        16,413     11.97%***      -           -           -
                                  1.35%          2,516   13.363375        33,622     11.91%***      -           -           -
                                  1.40%          5,958   13.350095        79,540     11.86%***      -           -           -
                                  1.45%          8,380   13.336857       111,763     11.80%***      -           -           -
                                  1.50%          2,237   13.323595        29,805     11.75%***      -           -           -
                                  1.55%          1,359   13.310362        18,089     11.69%***      -           -           -
                                  1.60%            663   13.297147         8,816     11.63%***      -           -           -
                                  1.65%          1,624   13.283898        21,573     11.58%***      -           -           -
                                  1.70%            897   13.270679        11,904     11.52%***      -           -           -
                                  1.75%          1,955   13.257459        25,918     11.47%***      -           -           -
                                  1.80%             70   13.244257           927     11.41%***      -           -           -
                                  1.90%             77   13.217852         1,018     11.30%***      -           -           -
Nationwide SAT - Money Market
  Fund:
     Tax and non-tax
       qualified ...............  0.95%     16,687,257   11.457292   191,190,776      5.02%         3.85%       4.27%       4.37%***
                                  1.00%      8,697,988   11.439024    99,496,493      4.97%         3.80%       4.22%       4.32%***
                                  1.05%      1,776,128   11.420765    20,284,740      4.92%         3.75%       4.17%       4.27%***
                                  1.10%        437,879   10.978256     4,807,148      4.87%         3.69%       3.76%***    -
                                  1.15%        122,310   10.965798     1,341,227      4.81%         3.64%       3.71%***    -
                                  1.20%     25,353,338   10.989031   278,608,617      4.76%         3.59%       3.74%***    -
                                  1.25%        493,431   10.976083     5,415,940      4.71%         3.54%       3.69%***    -
                                  1.30%      5,331,546   10.963142    58,450,496      4.66%         3.49%       3.64%***    -
                                  1.35%        287,070   10.916008     3,133,658      4.60%         3.43%       3.51%***    -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.40%       84,088    10.903584       916,861       4.55%      3.38%         3.46%***    -
                                  1.45%       65,728    10.891167       715,855       4.50%      3.33%         3.41%***    -
                                  1.50%      323,878    10.878760     3,523,391       4.44%      3.28%         3.36%***    -
                                  1.55%       10,269    10.866357       111,587       4.39%      3.22%         3.31%***    -
                                  1.60%        5,002    10.853962        54,292       4.34%      3.17%         3.26%***    -
                                  1.65%       91,744    10.841575       994,649       4.29%      3.12%         3.20%***    -
                                  1.70%        7,424    10.641677        79,004       4.23%      3.11%***      -           -
                                  1.75%        3,093    10.632658        32,887       4.18%      3.06%***      -           -
                                  1.80%        5,331    10.623647        56,635       4.13%      3.01%***      -           -
                                  1.90%        9,076    10.605632        96,257       4.02%      2.90%***      -           -
        Extra Value ............  0.95%    6,246,799    10.907908    68,139,509       4.57%      -             -           -
                                  1.00%    3,075,738    10.895499    33,511,700       4.52%      -             -           -
                                  1.05%      413,491    10.883097     4,500,063       4.47%      -             -           -
                                  1.10%      467,289    10.870702     5,079,759       4.42%      -             -           -
                                  1.15%       69,372    10.858317       753,263       4.36%      -             -           -
                                  1.20%      167,322    10.845938     1,814,764       4.31%      -             -           -
                                  1.25%       25,207    10.775615       271,621       4.26%      -             -           -
                                  1.30%       25,416    10.764235       273,584       4.21%      -             -           -
                                  1.35%       11,031    10.752859       118,615       4.15%      -             -           -
                                  1.40%       63,000    10.741487       676,714       4.10%      -             -           -
                                  1.45%       47,092    10.730125       505,303       4.05%      -             -           -
                                  1.50%       54,546    10.718766       584,666       3.99%      -             -           -
                                  1.55%      104,628    10.707419     1,120,296       3.94%      -             -           -
                                  1.60%       27,962    10.696075       299,084       3.89%      -             -           -
                                  1.65%       14,152    10.684738       151,210       3.84%      -             -           -
                                  1.70%       15,186    10.673409       162,086       3.78%      -             -           -
                                  1.75%       12,873    10.662080       137,253       3.73%      -             -           -
                                  1.80%        1,199    10.650763        12,770       3.68%      -             -           -
Nationwide SAT - Multi Sector
  Bond Fund:
        Tax and non-tax
          qualified ............  0.95%    3,659,345    10.793620    39,497,579       4.66%      0.59%         1.63%       5.50%***
                                  1.00%    1,920,070    10.776464    20,691,565       4.60%      0.54%         1.58%       5.45%***
                                  1.05%      531,806    10.759314     5,721,868       4.55%      0.49%         1.52%       5.40%***
                                  1.10%       35,187    10.753649       378,389       4.50%      0.44%         9.76%***    -
                                  1.15%       23,570    10.741462       253,176       4.45%      0.39%         9.71%***    -
                                  1.20%      930,439    10.972282    10,209,039       4.39%      0.34%        14.23%***    -
                                  1.25%       38,859    10.959378       425,870       4.34%      0.29%        14.18%***    -
                                  1.30%      295,215    10.946464     3,231,560       4.29%      0.24%        14.12%***    -
                                  1.35%       60,710    10.692772       649,158       4.24%      0.18%         9.50%***    -
                                  1.40%        7,831    10.680606        83,640       4.18%      0.13%         9.45%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.45%         15,148    10.668471       161,606     4.13%        0.08%        9.40%***    -
                                  1.50%         22,642    10.656316       241,280     4.08%        0.03%        9.35%***    -
                                  1.55%            988    10.644186        10,516     4.03%       (0.02)%       9.30%***    -
                                  1.65%          7,738    10.619936        82,177     3.92%       (0.12)%       9.19%***    -
                                  1.70%            262    10.280419         2,693     3.87%       (1.54)%***    -           -
                                  1.75%          4,445    10.271747        45,658     3.82%       (1.59)%***    -           -
        Extra Value ............  0.95%        629,913    10.683001     6,729,361     5.23%***     -            -           -
                                  1.00%        319,931    10.670861     3,413,939     5.18%***     -            -           -
                                  1.05%         80,072    10.658729       853,466     5.13%***     -            -           -
                                  1.10%         45,904    10.646593       488,721     5.07%***     -            -           -
                                  1.15%         36,389    10.634492       386,979     5.02%***     -            -           -
                                  1.20%         28,227    10.622378       299,838     4.97%***     -            -           -
                                  1.25%         19,857    10.485523       208,211     4.92%***     -            -           -
                                  1.30%          4,897    10.475116        51,297     4.86%***     -            -           -
                                  1.35%          3,692    10.464729        38,636     4.81%***     -            -           -
                                  1.40%         10,822    10.454333       113,137     4.76%***     -            -           -
                                  1.50%          5,401    10.433555        56,352     4.65%***     -            -           -
                                  1.55%          1,495    10.423186        15,583     4.60%***     -            -           -
                                  1.65%            391    10.402441         4,067     4.49%***     -            -           -
                                  1.70%            224    10.392077         2,328     4.44%***     -            -           -
                                  1.80%            112    10.371388         1,162     4.34%***     -            -           -
Nationwide SAT - Nationwide
  Global 50 Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,556,485    12.606419    19,621,702   (13.15)%      21.76%       18.01%       6.33%***
                                  1.00%        782,047    12.586381     9,843,142   (13.19)%      21.70%       17.95%       6.28%***
                                  1.05%        176,364    12.566361     2,216,254   (13.24)%      21.63%       17.89%       6.23%***
                                  1.10%         44,680    12.874957       575,253   (13.28)%      21.57%       87.83%***    -
                                  1.15%         15,046    12.860372       193,497   (13.32)%      21.51%       87.77%***    -
                                  1.20%        396,824    12.359900     4,904,705   (13.37)%      21.45%       52.31%***    -
                                  1.25%         43,117    12.345376       532,296   (13.41)%      21.39%       52.25%***    -
                                  1.30%        214,656    12.330829     2,646,886   (13.46)%      21.33%       52.20%***    -
                                  1.35%         20,773    12.802092       265,938   (13.50)%      21.27%       87.52%***    -
                                  1.40%          3,150    12.787543        40,281   (13.54)%      21.20%       87.46%***    -
                                  1.45%          1,550    12.773009        19,798   (13.59)%      21.14%       87.40%***    -
                                  1.50%          7,453    12.758477        95,089   (13.63)%      21.08%       87.34%***    -
                                  1.55%          2,626    12.743972        33,466   (13.67)%      21.02%       87.28%***    -
                                  1.60%            604    12.729459         7,689   (13.72)%      20.96%       87.22%***    -
                                  1.65%          8,267    12.714940       105,114   (13.76)%      20.90%       87.16%***    -
                                  1.70%          1,182     9.638561        11,393   (13.80)%      17.77%***     -           -
                                  1.80%         13,871     9.622318       133,471   (13.89)%      17.66%***     -           -
        Extra Value ............  0.95%        135,932    12.796444     1,739,446   (12.45)%***    -            -           -
                                  1.00%         75,748    12.781911       968,204   (12.49)%***    -            -           -
                                  1.05%          5,179    12.767397        66,122   (12.54)%***    -            -           -
                                  1.10%         21,939    12.752885       279,786   (12.58)%***    -            -           -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.15%          5,120   12.738390        65,221    (12.62)%***       -            -           -
                                  1.20%          6,861   12.723887        87,299    (12.67)%***       -            -           -
                                  1.25%          1,804   10.350894        18,673    (12.71)%***       -            -           -
                                  1.30%            354   10.340635         3,661    (12.76)%***       -            -           -
                                  1.35%          1,250   10.330371        12,913    (12.80)%***       -            -           -
                                  1.40%          8,320   10.320116        85,863    (12.85)%***       -            -           -
                                  1.45%            929   10.309861         9,578    (12.89)%***       -            -           -
                                  1.50%            261   10.299633         2,688    (12.93)%***       -            -           -
                                  1.55%            382   10.289384         3,931    (12.98)%***       -            -           -
                                  1.65%            713   10.268906         7,322    (13.07)%***       -            -           -
                                  1.75%            238   10.248467         2,439    (13.16)%***       -            -           -
                                  1.80%             79   10.238256           809    (13.20)%***       -            -           -
                                  1.90%            111   10.217840         1,134    (13.29)%***       -            -           -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Tax and non-tax
       qualified ...............  0.95%      1,026,407   16.916678    17,363,397    (16.96)%        155.91%***     -           -
                                  1.00%        631,683   16.902529    10,677,040    (17.00)%        155.81%***     -           -
                                  1.05%        105,996   16.888400     1,790,103    (17.05)%        155.70%***     -           -
                                  1.10%         56,584   16.874259       954,813    (17.09)%        155.60%***     -           -
                                  1.15%         23,281   16.860140       392,521    (17.13)%        155.50%***     -           -
                                  1.20%        568,318   16.846010     9,573,891    (17.17)%        155.40%***     -           -
                                  1.25%         35,104   16.831886       590,867    (17.21)%        155.29%***     -           -
                                  1.30%        175,053   16.817775     2,944,002    (17.26)%        155.19%***     -           -
                                  1.35%         30,873   16.803658       518,779    (17.30)%        155.09%***     -           -
                                  1.40%          8,808   16.789563       147,882    (17.34)%        154.99%***     -           -
                                  1.45%         12,922   16.775454       216,772    (17.38)%        154.89%***     -           -
                                  1.50%         26,552   16.761357       445,048    (17.42)%        154.78%***     -           -
                                  1.55%         10,978   16.747262       183,851    (17.46)%        154.68%***     -           -
                                  1.60%            615   16.733188        10,291    (17.51)%        154.58%***     -           -
                                  1.65%          6,308   16.719097       105,464    (17.55)%        154.48%***     -           -
                                  1.70%            139   16.705019         2,322    (17.59)%        154.37%***     -           -
                                  1.75%         16,670   16.690944       278,238    (17.63)%        154.27%***     -           -
                                  1.80%          7,580   16.676873       126,411    (17.67)%        154.17%***     -           -
                                  2.00%             59   16.620645           981    (17.84)%        153.76%***     -           -
        Extra Value ............  0.95%        569,339   16.831336     9,582,736    (23.11)%***       -            -           -
                                  1.00%        446,178   16.817252     7,503,488    (23.14)%***       -            -           -
                                  1.05%         45,027   16.803160       756,596    (23.18)%***       -            -           -
                                  1.10%         98,130   16.789058     1,647,510    (23.22)%***       -            -           -
                                  1.15%         52,937   16.774984       888,017    (23.26)%***       -            -           -
                                  1.20%         18,242   16.760904       305,752    (23.30)%***       -            -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.25%         17,435   16.746817     291,981    (23.34)%***      -            -          -
                                  1.30%            809   16.732740      13,537    (23.38)%***      -            -          -
                                  1.35%          1,191   16.718668      19,912    (23.42)%***      -            -          -
                                  1.40%         15,375   16.704618     256,834    (23.46)%***      -            -          -
                                  1.45%          6,654   16.690547     111,059    (23.50)%***      -            -          -
                                  1.50%          4,291   16.676507      71,559    (23.54)%***      -            -          -
                                  1.55%          6,021   16.662458     100,325    (23.58)%***      -            -          -
                                  1.60%          4,022   16.648407      66,960    (23.62)%***      -            -          -
                                  1.65%          1,837   16.634392      30,557    (23.65)%***      -            -          -
                                  1.70%          2,195   16.620337      36,482    (23.69)%***      -            -          -
                                  1.75%          1,495   16.606309      24,826    (23.73)%***      -            -          -
                                  1.85%             86   16.578264       1,426    (23.81)%***      -            -          -
                                  1.90%             28   16.564252         464    (23.85)%***      -            -          -
                                  1.95%             53   16.550232         877    (23.89)%***      -            -          -
Nationwide SAT - Nationwide
  Small Cap Growth Fund:
     Initial Deposit Funding ...     -         100,000   17.186295   1,718,630    (16.96)%       155.91%***     -          -

Nationwide SAT - Nationwide
  Small Cap Value Fund:
     Tax and non-tax
       qualified ...............  0.95%      4,814,143   13.155704  63,333,440     10.15%         26.62%       (3.99)%   (10.90)%***
                                  1.00%      2,176,352   13.134786  28,585,918     10.09%         26.56%       (4.03)%   (10.95)%***
                                  1.05%        487,437   13.113877   6,392,189     10.04%         26.50%       (4.08)%   (11.00)%***
                                  1.10%        102,797   18.027390   1,853,162      9.98%         26.43%      117.69%***   -
                                  1.15%         30,134   18.006956     542,622      9.93%         26.37%      117.62%***   -
                                  1.20%        862,874   17.466310  15,071,225      9.87%         26.30%       77.43%***   -
                                  1.25%         34,587   17.445777     603,397      9.82%         26.24%       77.36%***   -
                                  1.30%        204,956   17.425261   3,571,412      9.76%         26.18%       77.30%***   -
                                  1.35%         32,546   17.925387     583,400      9.71%         26.11%      117.36%***   -
                                  1.40%         11,148   17.905028     199,605      9.65%         26.05%      117.30%***   -
                                  1.45%         12,587   17.884672     225,114      9.60%         25.98%      117.24%***   -
                                  1.50%         34,245   17.864340     611,764      9.54%         25.92%      117.17%***   -
                                  1.55%         14,174   17.844017     252,921      9.49%         25.86%      117.11%***   -
                                  1.60%            764   17.823704      13,617      9.43%         25.79%      117.04%***   -
                                  1.65%          5,027   17.803398      89,498      9.37%         25.73%      116.98%***   -
                                  1.70%          1,272   12.787277      16,265      9.32%         25.51%***     -          -
                                  1.75%          2,045   12.776504      26,128      9.26%         25.45%***     -          -
                                  1.80%          2,310   12.765722      29,489      9.21%         25.39%***     -          -
        Extra Value ............  0.95%        521,516   17.927244   9,349,345     11.47%***       -            -          -
                                  1.00%        315,970   17.906914   5,658,048     11.41%***       -            -          -
                                  1.05%         33,408   17.886580     597,555     11.36%***       -            -          -
                                  1.10%         43,492   17.866258     777,039     11.30%***       -            -          -
                                  1.15%         16,806   17.845938     299,919     11.25%***       -            -          -
                                  1.20%         21,271   17.825655     379,170     11.19%***       -            -          -
                                  1.25%          9,763   13.342749     130,265     11.13%***       -            -          -

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          4,752   13.329535        63,342    11.08%***     -            -          -
                                  1.35%            788   13.316304        10,493    11.02%***     -            -          -
                                  1.40%         13,697   13.303105       182,213    10.97%***     -            -          -
                                  1.45%          6,545   13.289891        86,982    10.91%***     -            -          -
                                  1.50%          4,707   13.276689        62,493    10.86%***     -            -          -
                                  1.55%          7,680   13.263507       101,864    10.80%***     -            -          -
                                  1.60%          2,578   13.250319        34,159    10.75%***     -            -          -
                                  1.65%          3,822   13.237144        50,592    10.69%***     -            -          -
                                  1.70%            445   13.223965         5,885    10.63%***     -            -          -
                                  1.75%             33   13.210805           436    10.58%***     -            -          -
                                  1.80%            150   13.197628         1,980    10.52%***     -            -          -
                                  1.90%             90   13.171324         1,185    10.41%***     -            -          -
Nationwide SAT - Nationwide
  Small Company Fund:
     Tax and non-tax
       qualified ...............  0.95%      6,381,124   14.799910    94,440,061     7.87%       42.65%        0.05%    (23.95)%***
                                  1.00%      3,275,225   14.776367    48,395,927     7.81%       42.58%        -        (23.99)%***
                                  1.05%        559,475   14.752842     8,253,846     7.76%       42.51%       (0.05)%   (24.04)%***
                                  1.10%        133,435   18.598401     2,481,678     7.71%       42.44%       84.29%***   -
                                  1.15%         51,830   18.577322       962,863     7.65%       42.37%       84.23%***   -
                                  1.20%      1,312,706   18.398225    24,151,460     7.60%       42.29%       60.38%***   -
                                  1.25%         77,770   18.376589     1,429,147     7.54%       42.22%       60.32%***   -
                                  1.30%        349,046   18.354971     6,406,729     7.49%       42.15%       60.26%***   -
                                  1.35%         65,782   18.493168     1,216,518     7.44%       42.08%       83.99%***   -
                                  1.40%         33,617   18.472168       620,979     7.38%       42.01%       83.92%***   -
                                  1.45%         17,982   18.451164       331,789     7.33%       41.93%       83.86%***   -
                                  1.50%         57,030   18.430186     1,051,074     7.27%       41.86%       83.80%***   -
                                  1.55%         22,938   18.409209       422,270     7.22%       41.79%       83.74%***   -
                                  1.60%            491   18.388267         9,029     7.16%       41.72%       83.68%***   -
                                  1.65%          8,378   18.367325       153,881     7.11%       41.65%       83.62%***   -
                                  1.70%          3,350   15.121378        50,657     7.06%       62.00%***     -          -
                                  1.75%          3,878   15.108647        58,591     7.00%       61.93%***     -          -
                                  1.80%          1,037   15.095906        15,654     6.95%       61.86%***     -          -
                                  1.90%              4   15.070448            60     6.84%       61.71%***     -          -
        Extra Value ............  0.95%        917,234   18.504013    16,972,510     1.36%***     -            -          -
                                  1.00%        655,683   18.483030    12,119,009     1.31%***     -            -          -
                                  1.05%         65,137   18.462044     1,202,562     1.26%***     -            -          -
                                  1.10%        161,570   18.441081     2,979,525     1.21%***     -            -          -
                                  1.15%         26,037   18.420139       479,605     1.16%***     -            -          -
                                  1.20%         53,846   18.399189       990,723     1.11%***     -            -          -
                                  1.25%         28,993   15.356464       445,230     1.06%***     -            -          -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%          1,975   15.341263       30,299    1.01%***      -             -           -
                                  1.35%          2,184   15.326036       33,472    0.96%***      -             -           -
                                  1.40%         52,906   15.310860      810,036    0.90%***      -             -           -
                                  1.45%          9,929   15.295646      151,870    0.85%***      -             -           -
                                  1.50%          9,183   15.280478      140,321    0.80%***      -             -           -
                                  1.55%          6,391   15.265297       97,561    0.75%***      -             -           -
                                  1.60%          2,404   15.250126       36,661    0.70%***      -             -           -
                                  1.65%          8,266   15.234953      125,932    0.65%***      -             -           -
                                  1.70%            606   15.219794        9,223    0.60%***      -             -           -
                                  1.75%            704   15.204656       10,704    0.55%***      -             -           -
                                  1.80%             71   15.189513        1,078    0.50%***      -             -           -
                                  1.85%             25   15.174391          379    0.45%***      -             -           -
Nationwide SAT - Nationwide
  Strategic ValueFund:
     Tax and non-tax
       qualified ...............  0.95%        937,668   10.326230    9,682,575    6.59%        (3.99)%       (0.56)%      9.13%***
                                  1.00%        610,165   10.309817    6,290,689    6.54%        (4.04)%       (0.61)%      9.08%***
                                  1.05%        119,251   10.293400    1,227,498    6.49%        (4.09)%       (0.66)%      9.03%***
                                  1.10%          8,281   13.293158      110,081    6.43%        (4.14)%      120.24%***    -
                                  1.15%          2,517   13.278102       33,421    6.38%        (4.18)%      120.18%***    -
                                  1.20%        174,755   12.704964    2,220,256    6.33%        (4.23)%       74.17%***    -
                                  1.25%         14,900   12.690016      189,081    6.27%        (4.28)%       74.10%***    -
                                  1.30%         32,366   12.675084      410,242    6.22%        (4.33)%       74.04%***    -
                                  1.35%          8,325   13.217900      110,039    6.17%        (4.38)%      119.92%***    -
                                  1.40%          4,131   13.202878       54,541    6.11%        (4.43)%      119.85%***    -
                                  1.45%          3,419   13.187886       45,089    6.06%        (4.48)%      119.79%***    -
                                  1.50%         11,997   13.172860      158,035    6.00%        (4.52)%      119.72%***    -
                                  1.55%          1,867   13.157882       24,566    5.95%        (4.57)%      119.66%***    -
                                  1.60%            119   13.142888        1,564    5.90%        (4.62)%      119.59%***    -
                                  1.65%          1,035   13.127925       13,587    5.84%        (4.67)%      119.53%***    -
                                  1.80%            901    9.027908        8,134    5.68%       (21.91)%***     -           -
        Extra Value ............  0.95%         31,054   13.204656      410,057    8.23%***      -             -           -
                                  1.00%         53,570   13.189671      706,571    8.18%***      -             -           -
                                  1.05%         12,019   13.174668      158,346    8.13%***      -             -           -
                                  1.10%          1,934   13.159697       25,451    8.07%***      -             -           -
                                  1.15%          1,067   13.144720       14,025    8.02%***      -             -           -
                                  1.20%         11,209   13.129756      147,171    7.96%***      -             -           -
                                  1.40%          2,190   10.429501       22,841    7.75%***      -             -           -
                                  1.45%            252   10.419119        2,626    7.69%***      -             -           -
                                  1.65%            144   10.377722        1,494    7.48%***      -             -           -
Nationwide SAT - Mid Cap
  Growth Fund - Strong:
     Tax and non-tax
       qualified ...............  0.95%      3,465,292   17.766242   61,565,216  (16.18)%       83.00%        13.51%      12.64%***
                                  1.00%      2,026,048   17.737976   35,937,991  (16.22)%       82.91%        13.45%      12.59%***
                                  1.05%        257,361   17.709761    4,557,802  (16.26)%       82.82%        13.39%      12.54%***

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.10%        175,471   19.374164     3,399,604     (16.31)%      82.72%       105.95%***    -
                                  1.15%         46,725   19.352193       904,231     (16.35)%      82.63%       105.89%***    -
                                  1.20%      1,029,346   19.022019    19,580,239     (16.39)%      82.54%        73.76%***    -
                                  1.25%         86,140   18.999657     1,636,630     (16.43)%      82.45%        73.69%***    -
                                  1.30%        297,231   18.977298     5,640,641     (16.47)%      82.36%        73.63%***    -
                                  1.35%         35,432   19.264494       682,580     (16.52)%      82.26%       105.64%***    -
                                  1.40%         13,165   19.242613       253,329     (16.56)%      82.17%       105.57%***    -
                                  1.45%          9,433   19.220739       181,309     (16.60)%      82.08%       105.51%***    -
                                  1.50%         59,186   19.198852     1,136,303     (16.64)%      81.99%       105.44%***    -
                                  1.55%          5,814   19.177019       111,495     (16.69)%      81.89%       105.38%***    -
                                  1.60%            982   19.155179        18,810     (16.73)%      81.80%       105.32%***    -
                                  1.65%          8,677   19.133359       166,020     (16.77)%      81.71%       105.25%***    -
                                  1.70%            437   12.194050         5,329     (16.81)%      70.02%***      -           -
                                  1.75%         21,744   12.183768       264,924     (16.85)%      69.95%***      -           -
                                  1.80%             41   12.173489           499     (16.90)%      69.87%***      -           -
                                  1.90%             14   12.152925           170     (16.98)%      69.72%***      -           -
        Extra Value ............  0.95%        670,835   19.287913    12,939,007     (23.95)%***    -             -           -
                                  1.00%        991,277   19.266026    19,097,968     (23.99)%***    -             -           -
                                  1.05%         62,680   19.244138     1,206,223     (24.03)%***    -             -           -
                                  1.10%        115,255   19.222288     2,215,465     (24.07)%***    -             -           -
                                  1.15%         39,489   19.200441       758,206     (24.11)%***    -             -           -
                                  1.20%         39,397   19.178592       755,579     (24.15)%***    -             -           -
                                  1.25%         46,232   14.925252       690,024     (24.19)%***    -             -           -
                                  1.30%          9,996   14.910479       149,045     (24.22)%***    -             -           -
                                  1.35%          7,477   14.895685       111,375     (24.26)%***    -             -           -
                                  1.40%         28,263   14.880925       420,580     (24.30)%***    -             -           -
                                  1.45%          9,564   14.866149       142,180     (24.34)%***    -             -           -
                                  1.50%          7,808   14.851385       115,960     (24.38)%***    -             -           -
                                  1.55%          7,641   14.836614       113,367     (24.42)%***    -             -           -
                                  1.60%         13,847   14.821873       205,238     (24.46)%***    -             -           -
                                  1.65%          1,315   14.807150        19,471     (24.50)%***    -             -           -
                                  1.70%          3,033   14.792416        44,865     (24.53)%***    -             -           -
                                  1.75%          1,481   14.777679        21,886     (24.57)%***    -             -           -
                                  1.80%             70   14.762964         1,033     (24.61)%***    -             -           -
                                  1.85%             71   14.748240         1,047     (24.65)%***    -             -           -
                                  1.90%            119   14.733531         1,753     (24.69)%***    -             -           -
                                  1.95%             22   14.718828           324     (24.73)%***    -             -           -
                                  2.00%            101   14.704149         1,485     (24.77)%***    -             -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
Nationwide SAT - Total Return Fund:
     Tax and non-tax
       qualified ...............  0.95%     21,604,237   12.303050   265,798,008   (3.05)%       5.93%        16.95%      15.04%***
                                  1.00%     13,786,712   12.283490   169,348,939   (3.09)%       5.87%        16.89%      14.99%***
                                  1.05%      2,193,618   12.263952    26,902,426   (3.14)%       5.82%        16.84%      14.94%***
                                  1.10%        897,268   12.280107    11,018,547   (3.19)%       5.77%        79.14%***    -
                                  1.15%        269,891   12.266207     3,310,539   (3.24)%       5.71%        79.08%***    -
                                  1.20%      1,939,840   12.230458    23,725,132   (3.29)%       5.66%        58.95%***    -
                                  1.25%        242,523   12.216049     2,962,673   (3.34)%       5.61%        58.89%***    -
                                  1.30%        514,713   12.201684     6,280,365   (3.39)%       5.55%        58.83%***    -
                                  1.35%        118,911   12.210612     1,451,976   (3.43)%       5.50%        78.84%***    -
                                  1.40%        115,554   12.196740     1,409,382   (3.48)%       5.45%        78.78%***    -
                                  1.45%         94,783   12.182869     1,154,729   (3.53)%       5.39%        78.72%***    -
                                  1.50%        112,594   12.169023     1,370,159   (3.58)%       5.34%        78.66%***    -
                                  1.55%         15,150   12.155152       184,151   (3.63)%       5.29%        78.60%***    -
                                  1.60%          7,070   12.141316        85,839   (3.68)%       5.23%        78.54%***    -
                                  1.65%         31,574   12.127493       382,913   (3.73)%       5.18%        78.48%***    -
                                  1.70%          8,286    9.480069        78,552   (3.78)%      (2.22)%***     -           -
                                  1.75%            251    9.472081         2,377   (3.82)%      (2.27)%***     -           -
                                  1.80%          3,578    9.464087        33,863   (3.87)%      (2.32)%***     -           -
     Extra Value ...............  0.95%      1,775,282   12.201268    21,660,691   (0.51)%***    -             -           -
                                  1.00%      1,525,750   12.187418    18,594,953   (0.56)%***    -             -           -
                                  1.05%        114,829   12.173568     1,397,879   (0.61)%***    -             -           -
                                  1.10%        186,179   12.159716     2,263,884   (0.66)%***    -             -           -
                                  1.15%         45,410   12.145887       551,545   (0.71)%***    -             -           -
                                  1.20%         72,364   12.132071       877,925   (0.76)%***    -             -           -
                                  1.25%         57,777   10.170866       587,642   (0.81)%***    -             -           -
                                  1.30%          1,579   10.160770        16,044   (0.86)%***    -             -           -
                                  1.35%          3,558   10.150696        36,116   (0.91)%***    -             -           -
                                  1.40%         55,314   10.140613       560,918   (0.96)%***    -             -           -
                                  1.45%          7,522   10.130541        76,202   (1.01)%***    -             -           -
                                  1.50%          7,818   10.120477        79,122   (1.06)%***    -             -           -
                                  1.55%          8,118   10.110405        82,076   (1.11)%***    -             -           -
                                  1.60%            894   10.100353         9,030   (1.16)%***    -             -           -
                                  1.65%          5,246   10.090301        52,934   (1.21)%***    -             -           -
                                  1.70%            197   10.080262         1,986   (1.26)%***    -             -           -
Neuberger & Berman AMT -
  Guardian Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      2,192,923   15.622790    34,259,576    0.18%       13.84%        30.42%      31.21%***
                                  1.00%      1,357,933   15.597974    21,181,004    0.13%       13.78%        30.35%      31.16%***
                                  1.05%        288,948   15.573167     4,499,835    0.07%       13.73%        30.29%      31.10%***
                                  1.10%         86,653   14.652210     1,269,658    0.02%       13.67%       114.62%***    -
                                  1.15%         21,785   14.635622       318,837   (0.03)%      13.61%       114.55%***    -
                                  1.20%        615,977   13.965623     8,602,503   (0.08)%      13.55%        69.10%***    -
                                  1.25%         35,455   13.949218       494,570   (0.13)%      13.50%        69.04%***    -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.30%        119,521    13.932809     1,665,263   (0.18)%     13.44%         68.97%***    -
                                  1.35%         19,143    14.569299       278,900   (0.23)%     13.38%        114.30%***    -
                                  1.40%         24,082    14.552749       350,459   (0.28)%     13.32%        114.23%***    -
                                  1.45%          3,186    14.536223        46,312   (0.33)%     13.27%        114.17%***    -
                                  1.50%         23,428    14.519679       340,167   (0.38)%     13.21%        114.10%***    -
                                  1.55%          1,378    14.503162        19,985   (0.43)%     13.15%        114.04%***    -
                                  1.65%          2,443    14.470155        35,351   (0.53)%     13.04%        113.91%***    -
                                  1.70%            285     9.910972         2,825   (0.58)%     (0.47)%***      -           -
                                  1.75%          3,472     9.902625        34,382   (0.63)%     (0.52)%***      -           -
                                  1.80%          7,213     9.894278        71,367   (0.68)%     (0.57)%***      -           -
     Extra Value ...............  0.95%        315,183    14.561147     4,589,426    1.79%***    -              -           -
                                  1.00%        204,933    14.544597     2,980,668    1.74%***    -              -           -
                                  1.05%         11,863    14.528080       172,347    1.69%***    -              -           -
                                  1.10%         33,639    14.511581       488,155    1.64%***    -              -           -
                                  1.15%         35,993    14.495072       521,721    1.59%***    -              -           -
                                  1.20%          9,138    14.478592       132,305    1.54%***    -              -           -
                                  1.25%          5,055    10.839853        54,795    1.49%***    -              -           -
                                  1.30%            849    10.829091         9,194    1.44%***    -              -           -
                                  1.35%            800    10.818352         8,655    1.39%***    -              -           -
                                  1.40%          3,850    10.807613        41,609    1.33%***    -              -           -
                                  1.45%            927    10.796885        10,009    1.28%***    -              -           -
                                  1.50%          8,310    10.786167        89,633    1.23%***    -              -           -
                                  1.55%          1,946    10.775435        20,969    1.18%***    -              -           -
                                  1.65%            497    10.754017         5,345    1.08%***    -              -           -
                                  1.70%            455    10.743293         4,888    1.03%***    -              -           -
                                  1.75%             75    10.732608           805    0.98%***    -              -           -
Neuberger & Berman AMT - Mid-Cap
  Growth Portfolio:
     Tax and non-tax
       qualified ...............  0.95%      4,352,912    22.558120    98,193,511   (8.34)%     52.43%         37.96%     105.39%***
                                  1.00%      2,636,101    22.522251    59,370,928   (8.38)%     52.35%         37.89%     105.33%***
                                  1.05%        484,306    22.486438    10,890,317   (8.43)%     52.28%         37.82%     105.27%***
                                  1.10%        209,639    19.610857     4,111,200   (8.47)%     52.20%        161.90%***    -
                                  1.15%         70,637    19.588644     1,383,683   (8.52)%     52.12%        161.83%***    -
                                  1.20%      1,748,237    19.049729    33,303,441   (8.57)%     52.04%        110.85%***    -
                                  1.25%        128,340    19.027345     2,441,969   (8.61)%     51.97%        110.79%***    -
                                  1.30%        595,478    19.004946    11,317,027   (8.66)%     51.89%        110.72%***    -
                                  1.35%         43,144    19.499868       841,302   (8.70)%     51.81%        161.55%***    -
                                  1.40%         33,898    19.477696       660,255   (8.75)%     51.74%        161.48%***    -
                                  1.45%         17,949    19.455564       349,208   (8.80)%     51.66%        161.41%***    -
                                  1.50%         73,932    19.433420     1,436,752   (8.84)%     51.58%        161.34%***    -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.55%          7,138    19.411326       138,558   (8.89)%     51.51%        161.27%***    -
                                  1.60%          4,041    19.389212        78,352   (8.93)%     51.43%        161.20%***    -
                                  1.65%         21,141    19.367124       409,440   (8.98)%     51.35%        161.13%***    -
                                  1.70%          5,591    13.886316        77,638   (9.03)%     79.12%***       -           -
                                  1.75%         20,006    13.874614       277,576   (9.07)%     79.05%***       -           -
                                  1.80%            168    13.862902         2,329   (9.12)%     78.97%***       -           -
                                  1.90%              8    13.839506           111   (9.21)%     78.82%***       -           -
                                  2.00%            103    13.816124         1,423   (9.30)%     78.66%***       -           -
    Extra Value ................  0.95%      1,357,858    19.513867    26,497,060  (17.39)%***     -            -           -
                                  1.00%      1,107,012    19.491733    21,577,582  (17.43)%***     -            -           -
                                  1.05%         91,579    19.469588     1,783,005  (17.48)%***     -            -           -
                                  1.10%        204,403    19.447467     3,975,121  (17.52)%***     -            -           -
                                  1.15%         98,486    19.425379     1,913,128  (17.56)%***     -            -           -
                                  1.20%         69,707    19.403303     1,352,546  (17.60)%***     -            -           -
                                  1.25%         51,556    13.687882       705,692  (17.64)%***     -            -           -
                                  1.30%         10,522    13.674315       143,881  (17.69)%***     -            -           -
                                  1.35%          6,275    13.660765        85,721  (17.73)%***     -            -           -
                                  1.40%         39,859    13.647196       543,964  (17.77)%***     -            -           -
                                  1.45%         20,664    13.633644       281,726  (17.81)%***     -            -           -
                                  1.50%         13,566    13.620102       184,770  (17.85)%***     -            -           -
                                  1.55%         16,051    13.606573       218,399  (17.90)%***     -            -           -
                                  1.60%         19,089    13.593041       259,478  (17.94)%***     -            -           -
                                  1.65%          6,870    13.579509        93,291  (17.98)%***     -            -           -
                                  1.70%          7,586    13.566002       102,912  (18.02)%***     -            -           -
                                  1.75%          4,280    13.552487        58,005  (18.06)%***     -            -           -
                                  1.80%             77    13.538977         1,043  (18.11)%***     -            -           -
                                  1.85%            572    13.525488         7,737  (18.15)%***     -            -           -
                                  1.90%            241    13.511997         3,256  (18.19)%***     -            -           -
                                  1.95%            134    13.498515         1,809  (18.23)%***     -            -           -
Neuberger & Berman AMT -
  Partners Portfolio:
    Tax and non-tax
      qualified ................  0.95%      5,060,823    11.094953    56,149,593   (0.25)%        6.35%        3.22%       8.20%***
                                  1.00%      3,494,789    11.077328    38,712,924   (0.30)%        6.30%        3.17%       8.15%***
                                  1.05%        590,433    11.059680     6,530,000   (0.35)%        6.24%        3.11%       8.10%***
                                  1.10%         80,109    12.541566     1,004,692   (0.40)%        6.19%       73.77%***    -
                                  1.15%         18,790    12.527350       235,389   (0.45)%        6.14%       73.71%***    -
                                  1.20%        600,826    12.477284     7,496,677   (0.50)%        6.08%       54.52%***    -
                                  1.25%         57,882    12.462618       721,361   (0.55)%        6.03%       54.46%***    -
                                  1.30%        126,913    12.447943     1,579,806   (0.60)%        5.97%       54.40%***    -
                                  1.35%         34,027    12.470576       424,336   (0.65)%        5.92%       73.47%***    -
                                  1.40%          4,807    12.456413        59,878   (0.70)%        5.87%       73.41%***    -
                                  1.45%          6,242    12.442244        77,664   (0.75)%        5.81%       73.35%***    -
                                  1.50%          7,567    12.428094        94,043   (0.80)%        5.76%       73.29%***    -
                                  1.55%          1,004    12.413955        12,464   (0.85)%        5.71%       73.23%***    -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

FINANCIAL HIGHLIGHTS (Continued)

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
                                  1.65%        3,832     12.385684       47,462     (0.95)%       5.60%       73.11%***    -
                                  1.70%           50      9.409456          470     (1.00)%      (7.45)%***    -           -
        Extra Value ............  0.95%      205,770     12.459551    2,563,802      1.14%***     -            -           -
                                  1.00%      275,078     12.445426    3,423,463      1.09%***     -            -           -
                                  1.05%        5,295     12.431268       65,824      1.04%***     -            -           -
                                  1.10%       37,207     12.417130      462,004      0.99%***     -            -           -
                                  1.15%       18,658     12.403018      231,416      0.94%***     -            -           -
                                  1.20%        6,649     12.388900       82,374      0.89%***     -            -           -
                                  1.25%        5,427     10.404035       56,463      0.84%***     -            -           -
                                  1.30%          573     10.393707        5,956      0.79%***     -            -           -
                                  1.40%        8,885     10.373074       92,165      0.68%***     -            -           -
                                  1.45%          105     10.362785        1,088      0.63%***     -            -           -
                                  1.50%          232     10.352478        2,402      0.58%***     -            -           -
                                  1.55%        1,283     10.342181       13,269      0.53%***     -            -           -
                                  1.65%          753     10.321615        7,772      0.43%***     -            -           -
                                  1.70%          387     10.311331        3,990      0.38%***     -            -           -
                                  1.75%          255     10.301046        2,627      0.33%***     -            -           -
                                  1.80%           88     10.290792          906      0.28%***     -            -           -
                                  1.90%          118     10.270277        1,212      0.18%***     -            -           -
Oppenheimer - Aggressive Growth
  Fund/VA:
     Tax and non-tax
       qualified ...............  0.95%    8,632,584     16.965058  146,452,288    (12.08)%      81.86%       11.29%     (28.89)%***
                                  1.00%    5,195,398     16.938069   88,000,010    (12.12)%      81.77%       11.24%     (28.94)%***
                                  1.05%      749,951     16.911124   12,682,514    (12.17)%      81.68%       11.18%     (28.99)%***
                                  1.10%      368,023     21.029849    7,739,468    (12.21)%      81.59%      126.72%***    -
                                  1.15%      133,088     21.006006    2,795,647    (12.26)%      81.50%      126.65%***    -
                                  1.20%    1,868,167     20.620784   38,523,068    (12.30)%      81.41%       88.66%***    -
                                  1.25%      191,006     20.596567    3,934,068    (12.34)%      81.31%       88.59%***    -
                                  1.30%      682,644     20.572328   14,043,576    (12.39)%      81.22%       88.53%***    -
                                  1.35%      111,547     20.910873    2,332,545    (12.43)%      81.13%      126.39%***    -
                                  1.40%       60,456     20.887100    1,262,751    (12.48)%      81.04%      126.32%***    -
                                  1.45%       45,731     20.863367      954,103    (12.52)%      80.95%      126.26%***    -
                                  1.50%      110,550     20.839650    2,303,823    (12.56)%      80.86%      126.19%***    -
                                  1.55%       34,453     20.815942      717,172    (12.61)%      80.77%      126.13%***    -
                                  1.60%        8,479     20.792245      176,297    (12.65)%      80.67%      126.06%***    -
                                  1.65%       31,318     20.768575      650,430    (12.70)%      80.58%      125.99%***    -
                                  1.70%        6,738     14.023027       94,487    (12.74)%      91.25%***     -           -
                                  1.75%       25,894     14.011209      362,806    (12.79)%      91.17%***     -           -
                                  1.80%        7,134     13.999397       99,872    (12.83)%      91.08%***     -           -

                                                           2000                                   1999          1998        1997
                                 ASSET                   UNIT FAIR     CONTRACT       TOTAL       TOTAL         TOTAL       TOTAL
                                 CHARGE        UNITS       VALUE    OWNERS' EQUITY   RETURN**    RETURN**       RETURN**   RETURN**
        Extra Value ............  0.95%      1,618,687   20.941511    33,897,752   (24.35)%***    -            -           -
                                  1.00%      1,754,462   20.917749    36,699,396   (24.39)%***    -            -           -
                                  1.05%        142,326   20.894024     2,973,763   (24.43)%***    -            -           -
                                  1.10%        194,061   20.870306     4,050,112   (24.46)%***    -            -           -
                                  1.15%         56,917   20.846601     1,186,526   (24.50)%***    -            -           -
                                  1.20%         74,636   20.822911     1,554,139   (24.54)%***    -            -           -
                                  1.25%         71,747   15.545189     1,115,321   (24.58)%***    -            -           -
                                  1.30%          9,523   15.529789       147,890   (24.62)%***    -            -           -
                                  1.35%         10,220   15.514400       158,557   (24.66)%***    -            -           -
                                  1.40%         80,705   15.499019     1,250,848   (24.70)%***    -            -           -
                                  1.45%         23,450   15.483640       363,091   (24.73)%***    -            -           -
                                  1.50%         15,234   15.468274       235,644   (24.77)%***    -            -           -
                                  1.55%         15,841   15.452919       244,790   (24.81)%***    -            -           -
                                  1.60%          6,374   15.437563        98,399   (24.85)%***    -            -           -
                                  1.65%         11,061   15.422212       170,585   (24.89)%***    -            -           -
                                  1.70%          6,925   15.406881       106,693   (24.93)%***    -            -           -
                                  1.75%          1,649   15.391541        25,381   (24.97)%***    -            -           -
                                  1.80%            219   15.376225         3,367   (25.01)%***    -            -           -
                                  1.85%             90   15.360898         1,382   (25.04)%***    -            -           -
                                  1.90%             61   15.345595           936   (25.08)%***    -            -           -
                                  1.95%             53   15.330298           813   (25.12)%***    -            -           -
Oppenheimer - Capital
  Appreciation Fund/VA:
        Tax and non-tax
          qualified ............  0.95%      9,380,541   16.737106   157,003,109    (1.17)%      40.31%       22.82%     (10.69)%***
                                  1.00%      5,816,657   16.710507    97,199,288    (1.22)%      40.24%       22.76%     (10.74)%***
                                  1.05%        901,398   16.683918    15,038,850    (1.27)%      40.17%       22.70%     (10.79)%***
                                  1.10%        340,161   18.310774     6,228,611    (1.32)%      40.10%      128.83%***    -
                                  1.15%        140,037   18.290036     2,561,282    (1.37)%      40.03%      128.76%***    -
                                  1.20%      2,455,181   17.594890    43,198,640    (1.42)%      39.96%       82.42%***    -
                                  1.25%        222,363   17.574219     3,907,856    (1.47)%      39.89%       82.35%***    -
                                  1.30%        665,833   17.553551    11,687,734    (1.52)%      39.82%       82.29%***    -
                                  1.35%        127,533   18.207193     2,322,018    (1.57)%      39.75%      128.50%***    -
                                  1.40%         78,143   18.186519     1,421,149    (1.62)%      39.67%      128.43%***    -
                                  1.45%         57,338   18.165855     1,041,594    (1.67)%      39.60%      128.37%***    -
                                  1.50%        123,043   18.145209     2,232,641    (1.72)%      39.53%      128.30%***    -
                                  1.55%          3,147   18.124562        57,038    (1.77)%      39.46%      128.23%***    -
                                  1.60%          4,107   18.103937        74,353    (1.82)%      39.39%      128.17%***    -
                                  1.65%         29,076   18.083324       525,791    (1.87)%      39.32%      128.10%***    -
                                  1.70%          7,314   12.514763        91,533    (1.92)%      41.48%***     -           -
                                  1.75%         28,651   12.504224       358,259    (1.97)%      41.41%***     -           -
                                  1.80%         44,316   12.493669       553,669    (2.02)%      41.35%***     -           -
        Extra Value ............  0.95%      1,618,489   18.214917    29,480,643    (1.91)%***    -            -           -
                                  1.00%      2,527,252   18.194238    45,981,424    (1.96)%***    -            -           -
                                  1.05%        132,909   18.173598     2,415,435    (2.01)%***    -            -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000        CONTRACT                      1999        1998       1997
                                ASSET                   UNIT FAIR      OWNERS'          TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE        UNITS       VALUE        EQUITY          RETURN**     RETURN**    RETURN**   RETURN**
                                1.10%        258,348     18.152960     4,689,781      (2.06)%***       -           -          -
                                1.15%         69,157     18.132340     1,253,978      (2.10)%***       -           -          -
                                1.20%         84,182     18.111721     1,524,681      (2.15)%***       -           -          -
                                1.25%        339,073     13.354099     4,528,014      (2.20)%***       -           -          -
                                1.30%         14,399     13.340856       192,095      (2.25)%***       -           -          -
                                1.35%          4,823     13.327635        64,279      (2.30)%***       -           -          -
                                1.40%         71,488     13.314418       951,821      (2.35)%***       -           -          -
                                1.45%         24,318     13.301197       323,459      (2.40)%***       -           -          -
                                1.50%         14,643     13.288010       194,576      (2.45)%***       -           -          -
                                1.55%         14,465     13.274789       192,020      (2.50)%***       -           -          -
                                1.60%          6,340     13.261607        84,079      (2.55)%***       -           -          -
                                1.65%          7,234     13.248407        95,839      (2.60)%***       -           -          -
                                1.70%         10,797     13.235238       142,901      (2.65)%***       -           -          -
                                1.75%          1,188     13.222067        15,708      (2.70)%***       -           -          -
                                1.80%             74     13.208895           977      (2.74)%***       -           -          -
                                1.85%            229     13.195722         3,022      (2.79)%***       -           -          -
                                1.90%            177     13.182583         2,333      (2.84)%***       -           -          -
                                1.95%            153     13.169441         2,015      (2.89)%***       -           -          -
Oppenheimer Global Securities
  Fund/VA:
    Tax and non-tax             0.95%      1,256,646      9.537743    11,985,567      (6.89)%***       -           -          -
      qualified...............  1.00%        620,793      9.534566     5,918,992      (6.94)%***       -           -          -
                                1.05%         84,451      9.531378       804,934      (6.99)%***       -           -          -
                                1.10%         47,058      9.528196       448,378      (7.03)%***       -           -          -
                                1.15%         23,835      9.525016       227,029      (7.08)%***       -           -          -
                                1.20%        683,327      9.521827     6,506,521      (7.13)%***       -           -          -
                                1.25%         43,537      9.518646       414,413      (7.18)%***       -           -          -
                                1.30%        368,734      9.515462     3,508,674      (7.22)%***       -           -          -
                                1.35%         38,369      9.512275       364,976      (7.27)%***       -           -          -
                                1.40%          4,806      9.509088        45,701      (7.32)%***       -           -          -
                                1.45%         27,413      9.505903       260,585      (7.37)%***       -           -          -
                                1.50%         24,724      9.502715       234,945      (7.41)%***       -           -          -
                                1.65%          3,473      9.493145        32,970      (7.56)%***       -           -          -
                                1.70%            405      9.489961         3,843      (7.60)%***       -           -          -
                                1.80%         29,533      9.483571       280,078      (7.70)%***       -           -          -
    Extra Value ..............  0.95%        488,954     15.073936     7,370,461      (7.19)%***       -           -          -
                                1.00%        374,857     15.061214     5,645,801      (7.24)%***       -           -          -
                                1.05%         41,827     15.048479       629,433      (7.29)%***       -           -          -
                                1.10%         41,425     15.035758       622,856      (7.34)%***       -           -          -
                                1.15%         11,159     15.023047       167,642      (7.38)%***       -           -          -

                                                        2000         CONTRACT                    1999        1998        1997
                                ASSET                UNIT FAIR       OWNERS'        TOTAL        TOTAL       TOTAL       TOTAL
                                CHARGE      UNITS      VALUE         EQUITY        RETURN**     RETURN**    RETURN**    RETURN**
                                1.20%      18,705    15.010318       280,768      (7.43)%***      -           -           -
                                1.25%      23,407    14.997617       351,049      (7.48)%***      -           -           -
                                1.30%       6,322    14.984908        94,735      (7.53)%***      -           -           -
                                1.35%         647    14.972214         9,687      (7.57)%***      -           -           -
                                1.40%       4,837    14.959511        72,359      (7.62)%***      -           -           -
                                1.45%       8,037    14.946825       120,128      (7.67)%***      -           -           -
                                1.50%      13,896    14.934133       207,525      (7.72)%***      -           -           -
                                1.55%         682    14.921452        10,176      (7.76)%***      -           -           -
                                1.60%         841    14.908750        12,538      (7.81)%***      -           -           -
                                1.65%         871    14.896100        12,975      (7.86)%***      -           -           -
                                1.70%          92    14.883434         1,369      (7.91)%***      -           -           -
Oppenheimer Main Street Growth
  & Income/VA:
    Tax and non-tax             0.95%   9,160,617    11.590413   106,175,334      (9.64)%        20.55%       3.71%      16.06%***
      qualified ..............  1.00%   5,826,470    11.571981    67,423,800      (9.68)%        20.49%       3.65%      16.01%***
                                1.05%   1,115,013    11.553551    12,882,360      (9.73)%        20.43%       3.60%      15.96%***
                                1.10%     285,479    13.402637     3,826,171      (9.77)%        20.37%      92.93%***    -
                                1.15%     133,090    13.387444     1,781,735      (9.82)%        20.31%      92.86%***    -
                                1.20%   2,986,885    13.168121    39,331,663      (9.86)%        20.25%      64.34%***    -
                                1.25%     316,642    13.152642     4,164,679      (9.91)%        20.19%      64.28%***    -
                                1.30%   1,064,402    13.137180    13,983,241      (9.96)%        20.13%      64.22%***    -
                                1.35%     163,028    13.326790     2,172,640     (10.00)%        20.07%      92.62%***    -
                                1.40%      79,005    13.311650     1,051,687     (10.05)%        20.01%      92.56%***    -
                                1.45%      83,911    13.296520     1,115,724     (10.09)%        19.94%      92.49%***    -
                                1.50%     174,299    13.281403     2,314,935     (10.14)%        19.88%      92.43%***    -
                                1.55%      24,874    13.266293       329,986     (10.18)%        19.82%      92.37%***    -
                                1.60%       5,861    13.251196        77,665     (10.23)%        19.76%      92.31%***    -
                                1.65%      59,147    13.236091       782,875     (10.27)%        19.70%      92.25%***    -
                                1.70%      12,049     9.671852       116,536     (10.32)%        11.79%***    -           -
                                1.75%       8,317     9.663699        80,373     (10.36)%        11.74%***    -           -
                                1.80%      39,310     9.655553       379,560     (10.41)%        11.68%***    -           -
                                1.90%          17     9.639258           164     (10.50)%        11.57%***    -           -
    Extra Value ..............  0.95%   2,265,608    13.322658    30,183,921     (10.14)%***      -           -           -
                                1.00%   2,196,927    13.307548    29,235,712     (10.19)%***      -           -           -
                                1.05%     232,186    13.292427     3,086,315     (10.24)%***      -           -           -
                                1.10%     238,775    13.277308     3,170,289     (10.28)%***      -           -           -
                                1.15%     179,948    13.262232     2,386,512     (10.33)%***      -           -           -
                                1.20%      96,238    13.247136     1,274,878     (10.37)%***      -           -           -
                                1.25%      47,030    10.767178       506,380     (10.42)%***      -           -           -
                                1.30%      10,865    10.756516       116,870     (10.46)%***      -           -           -
                                1.35%      10,000    10.745846       107,458     (10.51)%***      -           -           -
                                1.40%      96,024    10.735184     1,030,835     (10.55)%***      -           -           -
                                1.45%      32,444    10.724529       347,947     (10.60)%***      -           -           -
                                1.50%      22,952    10.713861       245,905     (10.64)%***      -           -           -


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                               2000         CONTRACT                   1999       1998      1997
                                     ASSET                   UNIT FAIR      OWNERS'       TOTAL        TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY       RETURN**     RETURN**   RETURN**  RETURN**
                                     1.55%      36,827       10.703220      394,167     (10.69)%***      -          -         -
                                     1.60%       2,472       10.692568       26,432     (10.73)%***      -          -         -
                                     1.65%       4,797       10.681941       51,241     (10.78)%***      -          -         -
                                     1.70%      19,928       10.671295      212,658     (10.82)%***      -          -         -
                                     1.75%       7,902       10.660669       84,241     (10.87)%***      -          -         -
                                     1.80%         257       10.650054        2,737     (10.92)%***      -          -         -
                                     1.85%          96       10.639431        1,021     (10.96)%***      -          -         -
                                     1.90%         408       10.628821        4,337     (11.01)%***      -          -         -
                                     1.95%          59       10.618201          626     (11.05)%***      -          -         -
                                     2.00%         156       10.607604        1,655     (11.10)%***      -          -         -
Strong Opportunity Fund II, Inc.:
  Tax and non-tax qualified .......  0.95%     752,002        9.792343    7,363,862      (2.76)%***      -          -         -
                                     1.00%     543,371        9.789079    5,319,102      (2.81)%***      -          -         -
                                     1.05%      31,598        9.785815      309,212      (2.86)%***      -          -         -
                                     1.10%      29,289        9.782545      286,521      (2.91)%***      -          -         -
                                     1.15%       6,669        9.779277       65,218      (2.96)%***      -          -         -
                                     1.20%     712,219        9.776003    6,962,655      (3.01)%***      -          -         -
                                     1.25%      33,856        9.772739      330,866      (3.06)%***      -          -         -
                                     1.30%     286,392        9.769466    2,797,897      (3.11)%***      -          -         -
                                     1.35%      30,347        9.766196      296,375      (3.15)%***      -          -         -
                                     1.40%       4,014        9.762926       39,188      (3.20)%***      -          -         -
                                     1.45%       1,129        9.759650       11,019      (3.25)%***      -          -         -
                                     1.50%      26,877        9.756374      262,222      (3.30)%***      -          -         -
                                     1.55%       1,529        9.753099       14,912      (3.35)%***      -          -         -
                                     1.65%      11,178        9.746555      108,947      (3.45)%***      -          -         -
                                     1.75%         515        9.740009        5,016      (3.55)%***      -          -         -
  Extra Value .....................  0.95%     378,635       12.384598    4,689,242      (3.13)%***      -          -         -
                                     1.00%     700,978       12.374135    8,673,996      (3.18)%***      -          -         -
                                     1.05%      35,858       12.363669      443,336      (3.23)%***      -          -         -
                                     1.10%      38,021       12.353197      469,681      (3.28)%***      -          -         -
                                     1.15%       7,139       12.342757       88,115      (3.33)%***      -          -         -
                                     1.20%      14,651       12.332291      180,680      (3.38)%***      -          -         -
                                     1.25%      12,220       12.321845      150,573      (3.43)%***      -          -         -
                                     1.30%          77       12.311389          948      (3.48)%***      -          -         -
                                     1.35%          28       12.300944          344      (3.52)%***      -          -         -
                                     1.40%      10,530       12.290507      129,419      (3.57)%***      -          -         -
                                     1.45%       5,095       12.280071       62,567      (3.62)%***      -          -         -
                                     1.50%      14,542       12.269639      178,425      (3.67)%***      -          -         -
                                     1.55%       6,432       12.259206       78,851      (3.72)%***      -          -         -

                                                         2000        CONTRACT                   1999        1998       1997
                                ASSET                 UNIT FAIR      OWNERS'       TOTAL        TOTAL       TOTAL      TOTAL
                                CHARGE      UNITS       VALUE        EQUITY       RETURN**     RETURN**    RETURN**   RETURN**
                                1.65%          255    12.238351         3,121     (3.82)%***      -           -         -
                                1.75%           40    12.217528           489     (3.92)%***      -           -         -
Van Eck WIT - Worldwide
  Emerging Markets Fund:
    Tax and non-tax qualified.. 0.95%    1,926,318     6.569856    12,655,632     (42.42)%      98.38%     (34.76)%    (73.37)%***
                                1.00%      894,428     6.559411     5,866,921     (42.45)%      98.28%     (34.79)%    (73.41)%***
                                1.05%      185,292     6.548959     1,213,470     (42.47)%      98.18%     (34.82)%    (73.46)%***
                                1.10%       21,492    14.389442       309,258     (42.50)%      98.08%     104.58%***     -
                                1.15%        4,887    14.373141        70,242     (42.53)%      97.99%     104.52%***     -
                                1.20%      362,220    13.755231     4,982,420     (42.56)%      97.89%      62.93%***     -
                                1.25%       20,195    13.739047       277,460     (42.59)%      97.79%      62.86%***     -
                                1.30%       95,797    13.722894     1,314,612     (42.62)%      97.69%      62.80%***     -
                                1.35%       12,251    14.308006       175,287     (42.65)%      97.59%     104.27%***     -
                                1.40%        8,375    14.291739       119,693     (42.68)%      97.49%     104.21%***     -
                                1.45%        5,277    14.275487        75,332     (42.71)%      97.39%     104.14%***     -
                                1.50%        8,026    14.259243       114,445     (42.74)%      97.29%     104.08%***     -
                                1.55%          361    14.243025         5,142     (42.76)%      97.19%     104.02%***     -
                                1.60%          900    14.226803        12,804     (42.79)%      97.09%     103.95%***     -
                                1.65%        5,776    14.210596        82,080     (42.82)%      96.99%     103.89%***     -
                                1.70%          194     8.913211         1,729     (42.85)%      84.12%***     -           -
                                1.75%          451     8.905697         4,016     (42.88)%      84.04%***     -           -
                                1.80%          342     8.898173         3,043     (42.91)%      83.96%***     -           -
    Extra Value ............... 0.95%      180,479    14.321380     2,584,708     (45.63)%***     -           -           -
                                1.00%      104,288    14.305127     1,491,853     (45.66)%***     -           -           -
                                1.05%        8,463    14.288883       120,927     (45.68)%***     -           -           -
                                1.10%       17,509    14.272652       249,900     (45.71)%***     -           -           -
                                1.15%        6,593    14.256421        93,993     (45.74)%***     -           -           -
                                1.20%        6,022    14.240196        85,754     (45.77)%***     -           -           -
                                1.25%        7,866    11.814248        92,931     (45.80)%***     -           -           -
                                1.30%          656    11.802527         7,742     (45.83)%***     -           -           -
                                1.35%          613    11.790816         7,228     (45.86)%***     -           -           -
                                1.40%        1,884    11.779125        22,192     (45.88)%***     -           -           -
                                1.45%        4,581    11.767420        53,907     (45.91)%***     -           -           -
                                1.50%        3,039    11.755734        35,726     (45.94)%***     -           -           -
                                1.55%        4,668    11.744056        54,821     (45.97)%***     -           -           -
                                1.60%        1,776    11.732366        20,837     (46.00)%***     -           -           -
                                1.65%        3,492    11.720700        40,929     (46.03)%***     -           -           -
                                1.70%        2,415    11.709031        28,277     (46.06)%***     -           -           -
                                1.75%          500    11.697380         5,849     (46.08)%***     -           -           -
                                1.80%           10    11.685714           117     (46.11)%***     -           -           -
                                1.85%          102    11.674072         1,191     (46.14)%***     -           -           -
                                1.90%           36    11.662426           420     (46.17)%***     -           -           -
                                1.95%           68    11.650775           792     (46.20)%***     -           -           -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                    2000        CONTRACT                   1999           1998          1997
                          ASSET                  UNIT FAIR      OWNERS'      TOTAL         TOTAL          TOTAL         TOTAL
                          CHARGE      UNITS        VALUE        EQUITY       RETURN**      RETURN**      RETURN**      RETURN**
Van Eck WIT - Worldwide
  Hard Assets Fund:
    Tax and non-tax
    qualified .........  0.95%      466,989       8.120188     3,792,038      10.35%        19.85%       (31.63)%    (63.18)%***
                         1.00%      235,704       8.107253     1,910,912      10.29%        19.79%       (31.66)%    (63.22)%***
                         1.05%       55,308       8.094362       447,683      10.24%        19.73%       (31.69)%    (63.27)%***
                         1.10%        1,698      13.078363        22,207      10.18%        19.67%        (3.23)%***    -
                         1.15%        1,036      13.063519        13,534      10.13%        19.61%        (3.28)%***    -
                         1.20%      112,355      13.923943     1,564,425      10.07%        19.55%        17.40%***     -
                         1.25%        3,884      13.907561        54,017      10.02%        19.49%        17.35%***     -
                         1.30%       16,688      13.891206       231,816       9.96%        19.43%        17.29%***     -
                         1.35%        6,763      13.004291        87,948       9.91%        19.37%        (3.48)%***    -
                         1.40%        5,051      12.989532        65,610       9.85%        67.32%***     (3.53)%***    -
                         1.45%        2,887      12.974758        37,458       9.80%        19.25%        (3.58)%***    -
                         1.50%        3,431      12.959993        44,466       9.74%        19.19%        (3.63)%***    -
                         1.70%           48      10.937759           525       9.52%        (0.19)%***      -           -
  Extra Value .........  0.95%       44,570      13.000985       579,454       9.39%***       -             -           -
                         1.00%       63,985      12.986211       830,923       9.33%***       -             -           -
                         1.05%           74      12.971460           960       9.28%***       -             -           -
                         1.10%        2,695      12.956723        34,918       9.23%***       -             -           -
                         1.20%          722      12.927247         9,333       9.12%***       -             -           -
                         1.25%          205      12.756348         2,615       9.06%***       -             -           -
                         1.60%        1,354      12.667939        17,152       8.68%***       -             -           -
                         1.85%           32      12.604987           403       8.41%***       -             -           -
Victory VIF - VVIF
  Diversified Stock
  Fund Class A Shares:
    Tax and non-tax
    qualified .........  0.95%       19,926       9.913591       197,538      (1.29)%***      -             -           -
                         1.00%       41,921       9.910285       415,449      (1.34)%***      -             -           -
                         1.05%        2,458       9.906989        24,351      (1.39)%***      -             -           -
                         1.10%       20,554       9.903675       203,560      (1.44)%***      -             -           -
                         1.20%      500,693       9.827143     4,920,382      (2.32)%        1.19%***       -           -
                         1.25%       21,276       9.819759       208,925      (2.37)%        1.14%***       -           -
                         1.40%          464       9.797620         4,546      (2.51)%        0.99%***       -           -
                         1.45%        9,565       9.790234        93,644      (2.56)%        0.94%***       -           -
                         1.50%       12,615       9.782879       123,411      (2.61)%        0.89%***       -           -
                         1.65%        3,470       9.760791        33,870      (2.76)%        0.74%***       -           -
       Extra Value ....  0.95%       43,363       9.797186       424,835      (1.72)%***      -             -           -
                         1.00%      485,854       9.789785     4,756,406      (1.77)%***      -             -           -
                         1.05%        7,848       9.782367        76,772      (1.82)%***      -             -           -
                         1.10%        9,949       9.774956        97,251      (1.87)%***      -             -           -
                         1.15%       12,317       9.767557       120,307      (1.92)%***      -             -           -
                         1.20%        2,267       9.760138        22,126      (1.97)%***      -             -           -

                                                               2000         CONTRACT                  1999       1998      1997
                                    ASSET                    UNIT FAIR      OWNERS'    TOTAL          TOTAL      TOTAL     TOTAL
                                    CHARGE      UNITS          VALUE        EQUITY     RETURN**       RETURN**   RETURN**  RETURN**
                                     1.25%      8,032         9.752734      78,334    (2.02)%***        -           -         -
                                     1.40%      1,531         9.730523      14,897    (2.16)%***        -           -         -
                                     1.45%      1,086         9.723116      10,559    (2.21)%***        -           -         -
                                     1.55%      3,941         9.708316      38,260    (2.31)%***        -           -         -
                                     1.60%      2,730         9.700925      26,484    (2.36)%***        -           -         -
                                     1.70%        870         9.686150       8,427    (2.46)%***        -           -         -
Victory VIF - Diversified Stock
  Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        10.005426   1,000,543    (1.29)%***        -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Tax and non-tax qualified .....  0.95%      1,613        11.282284      18,198    19.12%***         -           -         -
                                     1.00%      3,093        11.278536      34,885    19.06%***         -           -         -
                                     1.20%     53,241        11.829701     629,825    19.53%          (2.05)%***    -         -
                                     1.25%      3,509        11.820812      41,479    19.47%          (2.10)%***    -         -
                                     1.45%      8,691        11.785267     102,426    19.23%          (2.30)%***    -         -
                                     1.50%      2,025        11.776397      23,847    19.17%          (2.34)%***    -         -
                                     1.65%      1,031        11.749812      12,114    18.99%          (2.49)%***    -         -
    Extra Value ...................  0.95%      6,831        11.796109      80,579    18.68%***         -           -         -
                                     1.00%      9,282        11.787182     109,409    18.62%***         -           -         -
                                     1.05%      5,457        11.778265      64,274    18.57%***         -           -         -
                                     1.60%        807        11.680204       9,426    17.95%***         -           -         -
                                     1.70%        190        11.662421       2,216    17.84%***         -           -         -

Victory VIF - Small Company
  Opportunity Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        12.044373   1,204,437    19.12%***         -           -         -

Victory Portfolios - Investment
  Quality Bond Fund Class A Shares:
    Tax and non-tax qualified .....  1.20%     96,130        10.893906   1,047,231     9.70%          (1.37)%***    -         -
                                     1.25%      4,485        10.885745      48,823     9.64%          (1.42)%***    -         -
                                     1.50%      3,868        10.844847      41,948     9.37%          (1.67)%***    -         -
                                     1.65%        750        10.820355       8,115     9.20%          (1.82)%***    -         -

The Victory VIF - Investment Quality
  Bond Fund Class A Shares:
    Initial Deposit Funding .......   -       100,000        11.124721   1,112,472     9.70%          (1.37)%***    -         -

W & R Target Funds, Inc. - Asset
  Strategy Portfolio:
    Extra Value ...................  0.95%      1,680        10.378779      17,436    44.63%***         -           -         -
                                     1.40%        174        10.375175       1,805    44.20%***         -           -         -

W & R Target Funds, Inc. - Balanced
  Portfolio:
    Extra Value ...................  0.95%        476        10.237450       4,873    27.98%***         -           -         -

W & R Target Funds, Inc. - Bond
  Portfolio:
    Extra Value ...................  0.95%      1,184        10.225243      12,107    26.54%***         -           -         -

W & R Target Funds, Inc. - Core
  Equity Portfolio:
    Extra Value ...................  0.95%      1,696        10.217913      17,330    25.68%***         -           -         -
                                     1.40%        282        10.214367       2,880    25.26%***         -           -         -

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


FINANCIAL HIGHLIGHTS (Continued)

                                                           2000          CONTRACT                  1999       1998       1997
                                    ASSET                UNIT FAIR       OWNERS'      TOTAL        TOTAL      TOTAL      TOTAL
                                    CHARGE      UNITS      VALUE         EQUITY       RETURN**     RETURN**   RETURN**   RETURN**
W & R Target Funds, Inc. - Growth
  Portfolio:
    Extra Value ...................  0.95%       1,230   10.120865        12,449      14.24%***       -         -           -
                                     1.40%         178   10.117349         1,801      13.83%***       -         -           -

W & R Target Funds, Inc. -
  International Portfolio:
    Extra Value ...................  0.95%         258   10.146674         2,618      17.28%***       -         -           -

W & R Target Funds, Inc. -
  Science & Technology Portfolio:
    Extra Value ...................  0.95%         533     9.700275         5,170     (35.31)%***     -         -           -
                                     1.40%          74     9.696893           718     (35.71)%***     -         -           -

W & R Target Funds, Inc. -
  Small Cap Portfolio:
    Extra Value ...................  0.95%         265    10.079355         2,671       9.35%***      -         -           -

Warburg Pincus Trust - Global
  Post - Venture Capital Portfolio:
    Tax and non-tax qualified .....  0.95%     664,992    13.516337     8,988,256     (19.71)%      61.95%     5.50%      (9.12)%***
                                     1.00%     271,329    13.494845     3,661,543     (19.75)%      61.87%     5.45%      (9.16)%***
                                     1.05%      93,547    13.473367     1,260,393     (19.79)%      61.78%     5.39%      (9.21)%***
                                     1.10%       5,260    16.644686        87,551     (19.83)%      61.70%   112.71%***     -
                                     1.15%         108    16.625822         1,796     (19.87)%      61.62%   112.65%***     -
                                     1.20%      65,241    16.482534     1,075,337     (19.91)%      61.54%    82.02%***     -
                                     1.25%       2,892    16.463131        47,611     (19.95)%      61.46%    81.96%***     -
                                     1.30%       4,155    16.443767        68,324     (19.99)%      61.38%    81.89%***     -
                                     1.35%       2,167    16.550469        35,865     (20.03)%      61.29%   112.39%***     -
                                     1.40%       1,553    16.531655        25,674     (20.07)%      61.21%   112.33%***     -
                                     1.65%          34    16.437806           559     (20.27)%      60.80%   112.01%***     -

Warburg Pincus Trust -
  International Equity Portfolio:
    Tax and non-tax qualified .....  0.95%   1,280,898    11.005780    14,097,282     (26.60)%      51.98%     4.35%     (33.75)%***
                                     1.00%     560,127    10.988262     6,154,822     (26.63)%      51.90%     4.29%     (33.80)%***
                                     1.05%     129,795    10.970789     1,423,954     (26.67)%      51.82%     4.24%     (33.85)%***
                                     1.10%       4,017    12.847895        51,610     (26.71)%      51.75%    61.61%***     -
                                     1.15%       2,389    12.833338        30,659     (26.74)%      51.67%    61.56%***     -
                                     1.20%     100,383    11.989196     1,203,511     (26.78)%      51.59%    24.00%***     -
                                     1.25%      12,747    11.975093       152,647     (26.82)%      51.52%    23.95%***     -
                                     1.30%      17,874    11.961010      213,791     (26.86)%       51.44%    23.89%***     -
                                     1.35%       3,467    12.775184        44,292     (26.89)%      51.36%    61.33%***     -
                                     1.40%         722    12.760667         9,213     (26.93)%      51.29%    61.27%***     -
                                     1.45%         536    12.746142         6,832     (26.97)%      51.21%    61.21%***     -
                                     1.50%       4,375    12.731669        55,701     (27.00)%      51.13%    61.15%***     -
                                     1.60%         199    12.702702         2,528     (27.08)%      50.98%    61.04%***     -
                                     1.65%         903    12.688214        11,457     (27.11)%      50.90%    60.98%***     -


                                                          2000         CONTRACT                  1999       1998        1997
                                     ASSET              UNIT FAIR      OWNERS'       TOTAL       TOTAL      TOTAL       TOTAL
                                    CHARGE    UNITS       VALUE        EQUITY        RETURN**    RETURN**   RETURN**    RETURN**
Warburg Pincus Trust -
  ValuePortfolio:
    Tax and non-tax qualified .....  0.95%   808,299    13.079940    10,572,502       7.88%       5.23%      11.06%      23.13%***
                                     1.00%   376,965    13.059137     4,922,838       7.83%       5.18%      11.01%      23.08%***
                                     1.05%   115,481    13.038397     1,505,687       7.77%       5.13%      10.95%      23.03%***
                                     1.10%     5,997    13.464612        80,747       7.72%       5.07%      75.28%***     -
                                     1.15%     4,053    13.449360        54,510       7.66%       5.02%      75.22%***     -
                                     1.20%   166,739    13.203287     2,201,503       7.61%       4.97%      50.56%***     -
                                     1.25%     7,602    13.187744       100,253       7.56%       4.92%      50.50%***     -
                                     1.30%    17,814    13.172245       234,650       7.50%       4.86%      50.44%***     -
                                     1.35%    10,852    13.388420       145,291       7.45%       4.81%      74.98%***     -
                                     1.40%     6,137    13.373210        82,071       7.39%       4.76%      74.92%***     -
                                     1.45%     1,010    13.358023        13,492       7.34%       4.70%      74.86%***     -
                                     1.50%     9,842    13.342824       131,320       7.29%       4.65%      74.80%***     -
                                     1.55%     1,949    13.327642        25,976       7.23%       4.60%      74.74%***     -
                                     1.70%     2,169    10.000956        21,692       7.07%      (9.91)%***    -           -
                                     1.75%       261     9.992513         2,608       7.02%      (9.96)%***    -           -
                                     1.80%     1,164     9.984104        11,621       6.96%     (10.01)%***    -           -
    Extra Value ...................  0.95%    38,406    13.376195       513,726      14.67%***     -           -           -
                                     1.00%    21,454    13.361008       286,647      14.61%***     -           -           -
                                     1.05%     1,396    13.345820        18,631      14.55%***     -           -           -
                                     1.10%       513    13.330655         6,839      14.50%***     -           -           -
                                     1.15%     3,507    13.315500        46,697      14.44%***     -           -           -
                                     1.20%       288    13.300356         3,831      14.38%***     -           -           -
                                     1.35%       392    11.083443         4,345      14.21%***     -           -           -
                                     1.45%       137    11.061443         1,515      14.10%***     -           -           -
                                     1.85%        37    10.973682           406      13.64%***     -           -           -
                                             =======    =========

Reserve for annuity contracts in
  payout phase:
    Non-tax qualified .............                                   6,547,281
                                                               ----------------
                                                               $ 10,938,492,289
                                                               ================





*   Not used.

** This represents the annual total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

*** Annualized as this investment option was not utilized for the entire period indicated.


--------------------------------------------------------------------------------

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 2000 and 1999, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.




KPMG LLP


January 26, 2001

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                     (in millions, except per share amounts)


                                                                                                   December 31,
                                                                                        ------------------------------------
                                                                                              2000               1999
============================================================================================================================
                                        ASSETS
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                              $ 15,443.0          $ 15,294.0
    Equity securities                                                                           109.0                92.9
  Mortgage loans on real estate, net                                                          6,168.3             5,786.3
  Real estate, net                                                                              310.7               254.8
  Policy loans                                                                                  562.6               519.6
  Other long-term investments                                                                   101.8                73.8
  Short-term investments                                                                        442.6               416.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                             23,138.0            22,437.4
----------------------------------------------------------------------------------------------------------------------------

Cash                                                                                             18.4                 4.8
Accrued investment income                                                                       251.4               238.6
Deferred policy acquisition costs                                                             2,865.6             2,554.1
Other assets                                                                                    396.7               305.9
Assets held in separate accounts                                                             65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================

                         LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits and claims                                                          $ 22,183.6          $ 21,861.6
Short-term borrowings                                                                           118.7                 -
Other liabilities                                                                             1,164.9               914.2
Liabilities related to separate accounts                                                     65,897.2            67,135.1
----------------------------------------------------------------------------------------------------------------------------
                                                                                             89,364.4            89,910.9
----------------------------------------------------------------------------------------------------------------------------

Commitments and contingencies (notes 9 and 14)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    646.1               766.1
  Retained earnings                                                                           2,436.3             2,011.0
  Accumulated other comprehensive income (loss)                                                 116.7               (15.9)
----------------------------------------------------------------------------------------------------------------------------
                                                                                              3,202.9             2,765.0
----------------------------------------------------------------------------------------------------------------------------
                                                                                           $ 92,567.3          $ 92,675.9
============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                                  (in millions)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  2000            1999           1998
===========================================================================================================================
Revenues:
  Policy charges                                                               $ 1,091.4       $   895.5      $   698.9
  Life insurance premiums                                                          240.0           220.8          200.0
  Net investment income                                                          1,654.9         1,520.8        1,481.6
  Realized (losses) gains on investments                                           (19.4)          (11.6)          28.4
  Other                                                                             17.0            66.1           66.8
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,983.9         2,691.6        2,475.7
---------------------------------------------------------------------------------------------------------------------------

Benefits and expenses:
  Interest credited to policyholder account balances                             1,182.4         1,096.3        1,069.0
  Other benefits and claims                                                        241.6           210.4          175.8
  Policyholder dividends on participating policies                                  44.5            42.4           39.6
  Amortization of deferred policy acquisition costs                                352.1           272.6          214.5
  Interest expense on short-term borrowings                                          1.3             -              -
  Other operating expenses                                                         479.0           463.4          419.7
---------------------------------------------------------------------------------------------------------------------------
                                                                                 2,300.9         2,085.1        1,918.6
---------------------------------------------------------------------------------------------------------------------------

    Income before federal income tax expense                                       683.0           606.5          557.1
Federal income tax expense                                                         207.7           201.4          190.4
---------------------------------------------------------------------------------------------------------------------------

    Net income                                                                 $   475.3       $   405.1      $   366.7
===========================================================================================================================

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999 and 1998
                                  (in millions)


                                                                                          Accumulated
                                                           Additional                        other            Total
                                                Common       paid-in       Retained      comprehensive    shareholder's
                                                 stock       capital       earnings      income (loss)        equity
=========================================================================================================================
December 31, 1997                                $ 3.8       $ 914.7      $ 1,312.3         $ 247.1         $ 2,477.9

Comprehensive income:
    Net income                                     -             -            366.7             -               366.7
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -              28.5              28.5
                                                                                                          ---------------
  Total comprehensive income                                                                                    395.2
                                                                                                          ---------------
Dividend to shareholder                            -             -           (100.0)            -              (100.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1998                                  3.8         914.7        1,579.0           275.6           2,773.1
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            405.1             -               405.1
    Net unrealized losses on securities
      available-for-sale arising during
      the year                                     -             -              -            (315.0)           (315.0)
                                                                                                          ---------------
  Total comprehensive income                                                                                     90.1
                                                                                                          ---------------
Capital contribution                               -            26.4           87.9            23.5             137.8
Return of capital to shareholder                   -          (175.0)           -               -              (175.0)
Dividends to shareholder                           -             -            (61.0)            -               (61.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 1999                                  3.8         766.1        2,011.0           (15.9)          2,765.0
=========================================================================================================================

Comprehensive income:
    Net income                                     -             -            475.3             -               475.3
    Net unrealized gains on securities
      available-for-sale arising during
      the year                                     -             -              -             132.6             132.6
                                                                                                          ---------------
  Total comprehensive income                                                                                    607.9
                                                                                                          ---------------
Return of capital to shareholder                   -          (120.0)           -               -              (120.0)
Dividends to shareholder                           -             -           (50.0)             -               (50.0)
-------------------------------------------------------------------------------------------------------------------------
December 31, 2000                                $ 3.8       $ 646.1      $ 2,436.3         $ 116.7         $ 3,202.9
=========================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                                  (in millions)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     2000           1999            1998
==============================================================================================================================
Cash flows from operating activities:
  Net income                                                                     $    475.3     $    405.1      $    366.7
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,182.4        1,096.3         1,069.0
      Capitalization of deferred policy acquisition costs                            (778.9)        (637.0)         (584.2)
      Amortization of deferred policy acquisition costs                               352.1          272.6           214.5
      Amortization and depreciation                                                   (12.7)           2.4            (8.5)
      Realized losses (gains) on invested assets, net                                  19.4           11.6           (28.4)
      Increase in accrued investment income                                           (12.8)          (7.9)           (8.2)
     (Increase) decrease in other assets                                              (92.0)         122.9            16.4
      Decrease in policy liabilities                                                   (0.3)         (20.9)           (8.3)
      Increase (decrease) in other liabilities                                        229.3          149.7           (34.8)
      Other, net                                                                       22.3           (8.6)          (11.3)
------------------------------------------------------------------------------------------------------------------------------
        Net cash provided by operating activities                                   1,384.1        1,386.2           982.9
------------------------------------------------------------------------------------------------------------------------------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                           2,988.7        2,307.9         1,557.0
  Proceeds from sale of securities available-for-sale                                 602.0          513.1           610.5
  Proceeds from repayments of mortgage loans on real estate                           911.7          696.7           678.2
  Proceeds from sale of real estate                                                    18.7            5.7           103.8
  Proceeds from repayments of policy loans and sale of other invested assets           79.3           40.9            23.6
  Cost of securities available-for-sale acquired                                   (3,475.5)      (3,724.9)       (3,182.8)
  Cost of mortgage loans on real estate acquired                                   (1,318.0)        (971.4)         (829.1)
  Cost of real estate acquired                                                         (7.1)         (14.2)           (0.8)
  Short-term investments, net                                                         (26.6)         (27.5)           69.3
  Other, net                                                                         (182.3)        (110.9)          (88.4)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in investing activities                                        (409.1)      (1,284.6)       (1,058.7)
------------------------------------------------------------------------------------------------------------------------------

Cash flows from financing activities:
  Capital returned to shareholder                                                    (120.0)        (175.0)            -
  Net proceeds from issuance of short-term borrowings (commercial paper)              118.7            -               -
  Cash dividends paid                                                                (100.0)         (13.5)         (100.0)
  Increase in investment product and universal life insurance
    product account balances                                                        4,517.0        3,799.4         2,682.1
  Decrease in investment product and universal life insurance
    product account balances                                                       (5,377.1)      (3,711.1)       (2,678.5)
------------------------------------------------------------------------------------------------------------------------------
        Net cash used in financing activities                                        (961.4)        (100.2)          (96.4)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                                        13.6            1.4          (172.2)

Cash, beginning of year                                                                 4.8            3.4           175.6
------------------------------------------------------------------------------------------------------------------------------
Cash, end of year                                                                $     18.4     $      4.8      $      3.4
==============================================================================================================================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999 and 1998


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) is a leading provider of long-term savings and retirement products in the United States and is a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS). The Company develops and sells a diverse range of products including individual annuities, private and public sector pension plans and other investment products sold to institutions and life insurance. NLIC markets its products through a broad network of distribution channels, including independent broker/dealers, national and regional brokerage firms, financial institutions, pension plan administrators, life insurance specialists, Nationwide Retirement Solutions and Nationwide agents.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., and Nationwide Investment Services Corporation.


(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments, the liability for future policy benefits and claims and federal income taxes. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $1.12 billion and $915.4 million of separate account assets at December 31, 2000 and 1999, respectively, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated by the net level premium method using interest rates varying from 6.0% to 10.5% and estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued.

         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 21% in 2000 (29% in 1999 and 40% in 1998) of the Company's life insurance in force, 66% in 2000 (69% in 1999 and 74% in 1998) of the number of life insurance policies in force, and 8% in 2000 (13% in 1999 and 14% in 1998) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of NFS. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS
              133). SFAS 133, as amended by SFAS 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement No. 133 and SFAS 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities, is effective for the Company as of January 1, 2001.

              SFAS 133 establishes accounting and reporting standards for derivative instruments and hedging activities. It requires an entity to recognize all derivatives as either assets or liabilities on the balance sheet and measure those instruments at fair value.

              As of January 1, 2001, the Company had $755.4 million notional amount of freestanding derivatives with a market value of ($7.0) million. All other derivatives qualified for hedge accounting under SFAS 133. Adoption of SFAS 133 will result in the Company recording a net transition adjustment loss of $4.8 million (net of related income tax of $2.6 million) in net income. In addition, a net transition adjustment loss of $3.6 million (net of related income tax of $2.0 million) will be recorded in accumulated other comprehensive income at January 1, 2001. The adoption of SFAS 133 will result in the Company derecognizing $17.0 million of deferred assets related to hedges, recognizing $10.9 million of additional derivative instrument liabilities and $1.3 million of additional firm commitment assets, while also decreasing hedged future policy benefits by $3.0 million and increasing the carrying amount of hedged investments by $10.6 million. Further, the adoption of SFAS 133 will result in the Company reporting total derivative instrument assets and liabilities of $44.8 million and $107.1 million, respectively.

              Also, the Company expects that the adoption of SFAS 133 will increase the volatility of reported earnings and other comprehensive income. The amount of volatility will vary with the level of derivative and hedging activities and fluctuations in market interest rates and foreign currency exchange rates during any period.

         (k)  RECLASSIFICATION
              Certain items in the 1999 and 1998 consolidated financial statements have been reclassified to conform to the 2000 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

             Notes to Consolidated Financial Statements, Continued



(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2000 and 1999 were:

                                                                                          Gross         Gross
                                                                         Amortized      unrealized    unrealized     Estimated
         (in millions)                                                      cost          gains         losses       fair value
         =========================================================================================================================
         December 31, 2000
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                       $    277.5      $  33.4       $   0.1       $    310.8
             Obligations of states and political subdivisions                    8.6          0.2           -                8.8
             Debt securities issued by foreign governments                      94.1          1.5           0.1             95.5
             Corporate securities                                            9,758.3        235.0         135.1          9,858.2
             Mortgage-backed securities - U.S. Government backed             2,719.1         46.1           3.8          2,761.4
             Asset-backed securities                                         2,388.2         36.3          16.2          2,408.3
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,245.8        352.5         155.3         15,443.0
           Equity securities                                                   103.5          9.5           4.0            109.0
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,349.3      $ 362.0       $ 159.3       $ 15,552.0
         =========================================================================================================================

         December 31, 1999
         Fixed maturity securities:
             U.S. Treasury securities and obligations of U.S.
               Government corporations and agencies                     $      428.4     $   23.4     $     2.4     $      449.4
             Obligations of states and political subdivisions                    0.8          -             -                0.8
             Debt securities issued by foreign governments                     110.6          0.6           0.8            110.4
             Corporate securities                                            9,390.4        110.3         179.9          9,320.8
             Mortgage-backed securities - U.S. Government backed             3,423.1         25.8          30.3          3,418.6
             Asset-backed securities                                         2,024.0          8.6          38.6          1,994.0
         -------------------------------------------------------------------------------------------------------------------------
                 Total fixed maturity securities                            15,377.3        168.7         252.0         15,294.0
           Equity securities                                                    84.9         12.4           4.4             92.9
         -------------------------------------------------------------------------------------------------------------------------
                                                                          $ 15,462.2      $ 181.1       $ 256.4       $ 15,386.9
         =========================================================================================================================

         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000, by expected maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



                                                                                Amortized            Estimated
         (in millions)                                                             cost             fair value
         ===========================================================================================================
         Fixed maturity securities available for sale:
          Due in one year or less                                               $  1,288.7         $  1,287.0
          Due after one year through five years                                    4,577.9            4,572.4
          Due after five years through ten years                                   3,071.3            3,136.6
          Due after ten years                                                      1,200.6            1,277.3
         -----------------------------------------------------------------------------------------------------------
                                                                                  10,138.5           10,273.3
           Mortgage-backed securities                                              2,719.1            2,761.4
           Asset-backed securities                                                 2,388.2            2,408.3
         -----------------------------------------------------------------------------------------------------------
                                                                                $ 15,245.8         $ 15,443.0
         ===========================================================================================================

         The components of unrealized gains (losses) on securities available-for-sale, net, were as follows as of each December 31:

         (in millions)
                                                                                      2000           1999
         ===========================================================================================================

          Gross unrealized gains (losses)                                       $    202.7      $    (75.3)
          Adjustment to deferred policy acquisition costs                            (23.2)           50.9
          Deferred federal income tax                                                (62.8)            8.5
         -----------------------------------------------------------------------------------------------------------
                                                                                $    116.7      $    (15.9)
         ===========================================================================================================

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale for the years ended December 31:

         (in millions)                                                      2000            1999             1998
         ===========================================================================================================
         Securities available-for-sale:
           Fixed maturity securities                                       $ 280.5        $ (607.1)         $ 52.6
           Equity securities                                                  (2.5)           (8.8)            4.2
         -----------------------------------------------------------------------------------------------------------
                                                                           $ 278.0        $ (615.9)         $ 56.8
         ===========================================================================================================

         Proceeds from the sale of securities available-for-sale during 2000, 1999 and 1998 were $602.0 million, $513.1 million and $610.5 million, respectively. During 2000, gross gains of $12.1 million ($10.4 million and $9.0 million in 1999 and 1998, respectively) and gross losses of $25.6 million ($28.0 million and $7.6 million in 1999 and 1998, respectively) were realized on those sales.

         The Company had $13.0 million and $15.6 million of real estate investments at December 31, 2000 and 1999, respectively, that were non-income producing the preceding twelve months.

         Real estate is presented at cost less accumulated depreciation of $25.7 million as of December 31, 2000 ($24.8 million as of December 31, 1999) and valuation allowances of $5.2 million as of December 31, 2000 ($5.5 million as of December 31, 1999).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The recorded investment of mortgage loans on real estate considered to be impaired was $9.8 million as of December 31, 2000 ($3.7 million as of December 31, 1999), which includes $5.3 million (none as of December 31, 1999) of impaired mortgage loans on real estate for which the related valuation allowance was $1.6 million (none as of December 31, 1999) and $4.5 million ($3.7 million as of December 31, 1999) of impaired mortgage loans on real estate for which there was no valuation allowance. During 2000, the average recorded investment in impaired mortgage loans on real estate was $7.7 million ($3.7 million in 1999) and interest income recognized on those loans totaled $0.4 million in 2000 (none in 1999) which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Allowance, beginning of year                                   $  44.4          $ 42.4          $ 42.5
           Additions (reductions) charged to operations                     4.1             0.7            (0.1)
           Direct write-downs charged against the allowance                (3.2)            --              --
           Allowance on acquired mortgage loans                              --             1.3             --
         -----------------------------------------------------------------------------------------------------------
              Allowance, end of year                                    $  45.3          $ 44.4          $ 42.4
         ===========================================================================================================

         An analysis of investment income by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Gross investment income:
           Securities available-for-sale:
             Fixed maturity securities                                 $ 1,095.5       $ 1,031.3      $    982.5
             Equity securities                                               2.6             2.5             0.8
           Mortgage loans on real estate                                   494.5           460.4           458.9
           Real estate                                                      32.2            28.8            40.4
           Short-term investments                                           27.0            18.6            17.8
           Other                                                            53.2            26.5            30.7
         -----------------------------------------------------------------------------------------------------------
               Total investment income                                   1,705.0         1,568.1         1,531.1
         Less investment expenses                                           50.1            47.3            49.5
         -----------------------------------------------------------------------------------------------------------
               Net investment income                                   $ 1,654.9       $ 1,520.8       $ 1,481.6
         ===========================================================================================================

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================

         Securities available-for-sale:
           Fixed maturity securities                                     $ (18.2)        $ (25.0)        $  (0.7)
           Equity securities                                                 4.7             7.4             2.1
         Mortgage loans on real estate                                      (4.2)           (0.6)            3.9
         Real estate and other                                              (1.7)            6.6            23.1
         -----------------------------------------------------------------------------------------------------------
                                                                         $ (19.4)        $ (11.6)         $ 28.4
         ===========================================================================================================

         Fixed maturity securities with an amortized cost of $12.8 million and $9.1 million were on deposit with various regulatory agencies as required by law as of December 31, 2000 and 1999, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      SHORT-TERM BORROWINGS

         NLIC established a $300 million commercial paper program in October 2000. Borrowings under the commercial paper program are unsecured and are issued for terms of 364 days or less. As of December 31, 2000 the Company had $118.7 million of commercial paper outstanding at an average effective rate of 6.48%. See also note 13.

(5)      DERIVATIVE FINANCIAL INSTRUMENTS

         The Company uses derivative financial instruments, principally interest rate swaps, interest rate futures contracts and foreign currency swaps, to manage market risk exposures associated with changes in interest rates and foreign currency exchange rates. Provided they meet specific criteria, interest rate and foreign currency swaps and futures are considered hedges and are accounted for under the accrual method and deferral method, respectively. The Company has no significant derivative positions that are not considered hedges. See note 2 (j) regarding accounting for derivatives under SFAS 133 effective January 1, 2001.

         Interest rate swaps are primarily used to convert specific investment securities and interest bearing policy liabilities from a fixed-rate to a floating-rate basis. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Currently, changes in fair value of the interest rate swap agreements are not recognized on the balance sheet, except for interest rate swaps designated as hedges of fixed maturity securities available-for-sale and cross currency swaps hedging foreign denominated debt instruments, for which changes in fair values are reported in accumulated other comprehensive income.

         Interest rate futures contracts are primarily used to hedge the risk of adverse interest rate changes related to the Company's mortgage loan commitments and anticipated purchases of fixed rate investments. Gains and losses are deferred and, at the time of closing, reflected as an adjustment to the carrying value of the related mortgage loans or investments. The carrying value adjustments are amortized into net investment income over the life of the related mortgage loans or investments.

         Foreign currency swaps are used to convert cash flows from specific policy liabilities and investments denominated in foreign currencies into U.S. dollars at specified exchange rates. Amounts receivable or payable under these agreements are recognized as an adjustment to net investment income or interest credited to policyholder account balances consistent with the nature of the hedged item. Gains and losses on foreign currency swaps are recorded in earnings based on the related spot foreign exchange rate at the end of the reporting period. Gains and losses on these contracts offset those recorded as a result of translating the hedged foreign currency denominated liabilities and investments to U.S. dollars.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The notional amount of derivative financial instruments outstanding as of December 31, 2000 and 1999 were as follows:


         (in millions )                                                                   2000            1999
         ===========================================================================================================
          Interest rate swaps
            Pay fixed/receive variable rate swaps hedging investments                  $    934.8       $  362.7
            Pay variable/receive fixed rate swaps hedging investments                        98.8           28.5
            Pay variable/receive variable rate swaps hedging investments                    184.0            9.0
            Other contracts hedging investments                                              20.4           10.1
            Pay variable/receive fixed rate swaps hedging liabilities                       965.3          577.2
            Pay variable/receive variable rate swaps hedging liabilities                    546.9           --

         Foreign currency swaps
             Hedging foreign currency denominated investments                          $     30.5       $   14.8
             Hedging foreign currency denominated liabilities                             1,542.2          577.2

         Interest rate futures contracts                                               $  5,659.8       $  781.6
         -----------------------------------------------------------------------------------------------------------



(6)      FEDERAL INCOME TAX

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 2000 and 1999 were as follows:

         (in millions)                                                                    2000            1999
         ===========================================================================================================

         Deferred tax assets:
           Fixed maturity securities                                                   $   --           $    5.3
           Future policy benefits                                                          34.7            149.5
           Liabilities in separate accounts                                               462.7            373.6
           Mortgage loans on real estate and real estate                                   18.8             18.5
           Other assets and other liabilities                                              40.3             51.1
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax assets                                              556.5            598.0
           Valuation allowance                                                             (7.0)            (7.0)
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax assets                                                      549.5            591.0
         -----------------------------------------------------------------------------------------------------------

         Deferred tax liabilities:
           Fixed maturity securities                                                       98.8             --
           Equity securities and other long-term investments                                6.4             10.8
           Deferred policy acquisition costs                                              783.7            724.4
           Deferred tax on realized investment gains                                       29.0             34.7
           Other                                                                           38.1             26.5
         -----------------------------------------------------------------------------------------------------------
             Total gross deferred tax liabilities                                         956.0            796.4
         -----------------------------------------------------------------------------------------------------------
             Net deferred tax liability                                                $  406.5         $  205.4
         ===========================================================================================================

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged for the years ended December 31, 2000, 1999 and 1998.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company's current federal income tax liability was $108.9 million and $104.7 million as of December 31, 2000 and 1999, respectively.

         Federal income tax expense for the years ended December 31 was as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Currently payable                                              $   78.0        $   53.6         $ 186.1
         Deferred tax expense                                              129.7           147.8             4.3
         -----------------------------------------------------------------------------------------------------------
                                                                         $ 207.7         $ 201.4         $ 190.4
         ===========================================================================================================

         Total federal income tax expense for the years ended December 31, 2000, 1999 and 1998 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           2000                     1999                     1998
                                                   ----------------------   ----------------------   ----------------------
         (in millions)                                Amount        %          Amount        %          Amount        %
         ==================================================================================================================
         Computed (expected) tax expense               $239.1      35.0         $212.3      35.0         $195.0      35.0
         Tax exempt interest and dividends
           received deduction                           (24.7)     (3.6)          (7.3)     (1.2)          (4.9)     (0.9)
         Income tax credits                              (8.0)     (1.2)          (4.3)     (0.7)           -         -
         Other, net                                       1.3       0.2            0.7       0.1            0.3       0.1
         ------------------------------------------------------------------------------------------------------------------
             Total (effective rate of each year)       $207.7      30.4         $201.4      33.2         $190.4      34.2
         ==================================================================================================================

         Total federal income tax paid was $74.6 million, $29.8 million and $173.4 million during the years ended December 31, 2000, 1999 and 1998, respectively.

(7)      COMPREHENSIVE INCOME

         Comprehensive Income includes net income as well as certain items that are reported directly within separate components of shareholder's equity that bypass net income. Currently, the Company's only component of Other Comprehensive Income is unrealized gains (losses) on securities available-for-sale. The related before and after federal tax amounts for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                    2000            1999            1998
         ===========================================================================================================
         Unrealized gains (losses) on securities available-for-sale arising during the period:
            Gross                                                        $ 264.5        $ (665.3)         $ 58.2
            Adjustment to deferred policy acquisition costs                (74.0)          167.5           (12.9)
            Related federal income tax (expense) benefit                   (66.7)          171.4           (15.9)
         -----------------------------------------------------------------------------------------------------------
               Net                                                         123.8          (326.4)           29.4
         -----------------------------------------------------------------------------------------------------------

         Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
            Gross                                                           13.5            17.6            (1.4)
            Related federal income tax expense (benefit)                    (4.7)           (6.2)            0.5
         -----------------------------------------------------------------------------------------------------------
               Net                                                           8.8            11.4            (0.9)
         -----------------------------------------------------------------------------------------------------------
         Total Other Comprehensive Income (Loss)                         $ 132.6        $ (315.0)         $ 28.5
         ===========================================================================================================

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(8)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The Company in estimating its fair value disclosures used the following methods and assumptions:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices. The carrying amount and fair value for fixed maturity and equity securities exclude the fair value of derivatives contracts designated as hedges of fixed maturity and equity securities.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for impaired mortgage loans is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              SHORT-TERM BORROWINGS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

              FUTURES CONTRACTS: The fair value for futures contracts is based on quoted market prices.

              INTEREST RATE AND FOREIGN CURRENCY SWAPS: The fair value for interest rate and foreign currency swaps are calculated with pricing models using current rate assumptions.

         Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:

                                                                    2000                             1999
                                                       -------------------------------  -------------------------------
                                                          Carrying       Estimated         Carrying       Estimated
         (in millions)                                     amount        fair value         amount        fair value
         ==============================================================================================================
         Assets:
           Investments:
             Securities available-for-sale:
               Fixed maturity securities                 $ 15,451.3      $ 15,451.3       $ 15,289.7      $ 15,289.7
               Equity securities                              109.0           109.0             92.9            92.9
             Mortgage loans on real estate, net             6,168.3         6,327.8          5,786.3         5,745.5
             Policy loans                                     562.6           562.6            519.6           519.6
             Short-term investments                           442.6           442.6            416.0           416.0
           Cash                                                18.4            18.4              4.8             4.8
           Assets held in separate accounts                65,897.2        65,897.2         67,135.1        67,135.1

         Liabilities:
           Investment contracts                           (16,815.3)      (15,979.8)       (16,977.7)      (16,428.6)
           Policy reserves on life insurance contracts     (5,368.4)       (5,128.5)        (4,883.9)       (4,607.9)
           Short-term borrowings                             (118.7)         (118.7)             --              --
           Liabilities related to separate accounts       (65,897.2)      (64,237.6)       (67,135.1)      (66,318.7)

         Derivative financial instruments:
           Interest rate swaps hedging assets                  (8.3)           (8.3)             4.3             4.3
           Interest rate swaps hedging liabilities            (26.2)          (32.2)           (11.5)          (24.2)
           Foreign currency swaps                             (24.3)          (30.9)           (11.8)          (11.8)
           Futures contracts                                  (16.0)          (16.0)             1.3             1.3
         --------------------------------------------------------------------------------------------------------------

(9)      RISK DISCLOSURES

              The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans and derivative financial instruments. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $360.6 million extending into 2001 were outstanding as of December 31, 2000. The Company also had $55.6 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2000.

         Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to NLIC, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2000, NLIC's credit risk from these derivative financial instruments was $44.8 million.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 22% (23% in 1999) in any geographic area and no more than 1% (2% in 1999) with any one borrower as of December 31, 2000. As of December 31, 2000, 36% (39% in 1999) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         REINSURANCE: The Company has entered into reinsurance contracts to cede a portion of its individual annuity business to The Franklin Life Insurance Company (Franklin) and beginning in 2000 with Security Benefit Life Insurance Company (SBL). Total recoveries due from Franklin were $97.7 million and $143.6 million as of December 31, 2000 and 1999, respectively, while amounts due from SBL totaled $45.4 million at December 31, 2000. The contracts are immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin and SBL have each established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% and 100% of the reinsured reserves for Franklin and SBL, respectively.

(10)     PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract of NLIC. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Pension cost (benefit) charged to operations by the Company during the years ended December 31, 2000, 1999 and 1998 were $1.9 million, $(8.3) million and $2.0 million, respectively. The Company has recorded a prepaid pension asset of $13.6 million and $13.3 million as of December 31, 2000 and 1999, respectively.

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 2000 and 1999 was $51.0 million and $49.6 million, respectively and the net periodic postretirement benefit cost (NPPBC) for 2000, 1999 and 1998 was $3.8 million, $4.9 million and $4.1 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Information regarding the funded status of the pension plan as a whole and the postretirement life and health care benefit plan as a whole as of December 31, 2000 and 1999 follows:

                                                                        Pension Benefits          Postretirement Benefits
                                                                   ----------------------------  ---------------------------
         (in millions)                                                   2000         1999            2000          1999
         ===================================================================================================================
         Change in benefit obligation:
         Benefit obligation at beginning of year                     $ 1,811.4     $ 2,185.0      $    239.8    $    270.1
         Service cost                                                     81.4          80.0            12.2          14.2
         Interest cost                                                   125.3         109.9            18.7          17.6
         Actuarial loss (gain)                                            34.8         (95.0)           16.1         (64.4)
         Plan settlement                                                   --         (396.1)            --           --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         Acquired companies                                                --            --              --           13.3
         -------------------------------------------------------------------------------------------------------------------
         Benefit obligation at end of year                             1,981.7       1,811.4           276.4         239.8
         -------------------------------------------------------------------------------------------------------------------

         Change in plan assets:
         Fair value of plan assets at beginning of year                2,247.6       2,541.9            91.3          77.9
         Actual return on plan assets                                    140.9         161.8            12.2           3.5
         Employer contribution                                             --           12.4            26.3          20.9
         Plan curtailment in 2000/settlement in 1999                      19.8        (396.1)            --            --
         Benefits paid                                                   (71.2)        (72.4)          (10.4)        (11.0)
         -------------------------------------------------------------------------------------------------------------------
         Fair value of plan assets at end of year                      2,337.1       2,247.6           119.4          91.3
         -------------------------------------------------------------------------------------------------------------------

         Funded status                                                   355.4         436.2          (157.0)       (148.5)
         Unrecognized prior service cost                                  25.0          28.2             --            --
         Unrecognized net gains                                         (311.7)       (402.0)          (34.1)        (46.7)
         Unrecognized net (asset) obligation at transition                (6.4)         (7.7)            1.0           1.1
         -------------------------------------------------------------------------------------------------------------------
         Prepaid (accrued) benefit cost                              $    62.3     $    54.7      $   (190.1)   $   (194.1)
         ===================================================================================================================

         Assumptions used in calculating the funded status of the pension plan and postretirement life and health care benefit plan were as follows:

                                                                       Pension Benefits          Postretirement Benefits
                                                                  ---------------------------   ---------------------------
                                                                      2000          1999            2000          1999
        ===================================================================================================================

        Weighted average discount rate                               6.75%         7.00%             7.50%         7.80%
        Rate of increase in future compensation levels               5.00%         5.25%              --            --
        Assumed health care cost trend rate:
              Initial rate                                             --            --             15.00%        15.00%
              Ultimate rate                                            --            --              5.50%        5.50%
              Uniform declining period                                 --            --             5 Years       5 Years
        -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of net periodic pension cost for the pension plan as a whole for the years ended December 31, 2000, 1999 and 1998 were as follows:

         (in millions)                                                  2000            1999            1998
         =========================================================================================================

         Service cost (benefits earned during the period)              $    81.4        $   80.0        $   87.6
         Interest cost on projected benefit obligation                     125.3           109.9           123.4
         Expected return on plan assets                                   (184.5)         (160.3)         (159.0)
         Recognized gains                                                  (11.8)           (9.1)           (3.8)
         Amortization of prior service cost                                  3.2             3.2             3.2
         Amortization of unrecognized transition obligation (asset)         (1.3)           (1.4)            4.2
         ---------------------------------------------------------------------------------------------------------
                                                                       $    12.3        $   22.3        $   55.6
         =========================================================================================================

         Effective December 31, 1998, Wausau Service Corporation (WSC) ended its affiliation with Nationwide and employees of WSC ended participation in the plan resulting in a curtailment gain of $67.1 million. During 1999, the Plan transferred assets to settle its obligation related to WSC employees, resulting in a gain of $32.9 million. The spin-off of liabilities and assets was completed in the year 2000, resulting in an adjustment to the curtailment gain of $19.8 million.

         Assumptions used in calculating the net periodic pension cost for the pension plan were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Weighted average discount rate                                             7.00%         6.08%         6.00%
         Rate of increase in future compensation levels                             5.25%         4.33%         4.25%
         Expected long-term rate of return on plan assets                           8.25%         7.33%         7.25%
         ----------------------------------------------------------------------------------------------------------------

         The components of NPPBC for the postretirement benefit plan as a whole for the years ended December 31, 2000,
         1999 and 1998 were as follows:


         (in millions)                                                              2000          1999          1998
         ================================================================================================================
         Service cost (benefits attributed to employee service during the year)     $ 12.2        $ 14.2       $   9.8
         Interest cost on accumulated postretirement benefit obligation               18.7          17.6          15.4
         Expected return on plan assets                                               (7.9)         (4.8)         (4.4)
         Amortization of unrecognized transition obligation of affiliates              0.6           0.6           0.2
         Net amortization and deferral                                                (1.3)         (0.5)          0.6
         ----------------------------------------------------------------------------------------------------------------
                                                                                    $ 22.3        $ 27.1        $ 21.6
         ================================================================================================================


         Actuarial assumptions used for the measurement of the NPPBC for the postretirement benefit plan for 2000, 1999 and 1998 were as follows:

                                                                                    2000          1999          1998
         ================================================================================================================

         Discount rate                                                              7.80%         6.65%         6.70%
         Long-term rate of return on plan assets, net of tax in 1999 and 1998       8.30%         7.15%         5.83%
         Assumed health care cost trend rate:
            Initial rate                                                           15.00%        15.00%        12.00%
            Ultimate rate                                                           5.50%         5.50%         6.00%
            Uniform declining period                                               5 Years       5 Years      12 Years
         ----------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued



         Because current plan costs are very close to the employer dollar caps, the health care cost trend has an immaterial effect on plan obligations for the postretirement benefit plan as a whole. For this reason, the effect of a one percentage point increase or decrease in the assumed health care cost trend rate on the APBO as of December 31, 2000 and on the NPPBC for the year ended December 31, 2000 was not calculated.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

         The statutory capital and surplus of NLIC as of December 31, 2000, 1999 and 1998 was $1.28 billion, $1.35 billion and $1.32 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2000, 1999 and 1998 was $158.7 million, $276.2 million and $171.0 million, respectively.

         The NAIC completed a project to codify statutory accounting principles (Codification), which is effective January 1, 2001 for NLIC and its insurance company subsidiary. The resulting change to NLIC's January 1, 2001 surplus was an increase of approximately $80.0 million. The significant change for NLIC, as a result of Codification, was the recording of deferred taxes, which were not recorded prior to the adoption of Codification.

         The Company is limited in the amount of shareholder dividends it may pay without prior approval by the Department. As of December 31, 2000 no dividends could be paid by NLIC without prior approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholders.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(12)     TRANSACTIONS WITH AFFILIATES

         During second quarter 1999, the Company entered into a modified coinsurance arrangement to reinsure the 1999 operating results of an affiliated company, Employers Life Insurance Company of Wausau (ELOW) retroactive to January 1, 1999. In September 1999, NFS acquired ELOW for $120.8 million and immediately merged ELOW into NLIC terminating the modified coinsurance arrangement. Because ELOW was an affiliate, the Company accounted for the merger similar to poolings-of-interests; however, prior period financial statements were not restated due to immateriality. The reinsurance and merger combined contributed $1.46 million to net income in 1999.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The Company has a reinsurance agreement with NMIC whereby all of the Company's accident and health business is ceded to NMIC on a modified coinsurance basis. The agreement covers individual accident and health business for all periods presented and group and franchise accident and health business since July 1, 1999. Either party may terminate the agreement on January 1 of any year with prior notice. Prior to July 1, 1999 group and franchise accident and health business and a block of group life insurance policies were ceded to ELOW under a modified coinsurance agreement. Under a modified coinsurance agreement, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC and ELOW for the years ended December 31, 2000, 1999 and 1998 were $170.1 million, $193.0 million, and $216.9 million, respectively, while benefits, claims and expenses ceded were $168.0 million, $197.3 million and $259.3 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commission expense and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, beginning in 1999 Nationwide Services Company, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2000, 1999 and 1998, the Company made payments to NMIC and Nationwide Services Company totaling $150.3 million, $124.1 million, and $95.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2000, 1999 and 1998, the Company made lease payments to NMIC and its subsidiaries of $14.1 million, $9.9 million and $8.0 million, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus a price differential. Transactions under the agreements during 2000, 1999 and 1998 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $321.1 million and $411.7 million as of December 31, 2000 and 1999, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 2000 were $65.0 million, $79.7 million and $74.9 million, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     BANK LINES OF CREDIT

         Also available as a source of funds to the Company is a $1 billion revolving credit facility entered into by NFS, NLIC and NMIC. The facility is comprised of a five year $700 million agreement and a 364 day $300 million agreement with a group of national financial institutions. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that NLIC maintain statutory surplus in excess of $935 million. The Company had no amounts outstanding under this agreement as of December 31, 2000. Of the total facility, $300 million is designated to back NLIC's $300 million commercial paper program. Therefore, borrowing capacity under this facility would be reduced by the amount of any commercial paper outstanding.

(14)     CONTINGENCIES

         On October 29, 1998, the Company was named in a lawsuit filed in Ohio state court related to the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans (Mercedes Castillo v. Nationwide Financial Services, Inc., Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company). On May 3, 1999, the complaint was amended to, among other things, add Marcus Shore as a second plaintiff. The amended complaint is brought as a class action on behalf of all persons who purchased individual deferred annuity contracts or participated in group annuity contracts sold by the Company and the other named Company affiliates which were used to fund certain tax-deferred retirement plans. The amended complaint seeks unspecified compensatory and punitive damages. No class has been certified. On June 11, 1999, the Company and the other named defendants filed a motion to dismiss the amended complaint. On March 8, 2000, the court denied the motion to dismiss the amended complaint filed by the Company and other named defendants. The Company intends to defend this lawsuit vigorously.

(15)     SEGMENT INFORMATION

         The Company has redefined its business segments in order to align this disclosure with the way management currently views its core operations. This updated view better reflects the different economics of the Company's various businesses and also aligns well with the current market focus. As a result, the Company now reports three product segments: Individual Annuity, Institutional Products and Life Insurance. In addition, the Company reports certain other revenues and expenses in a Corporate segment. All 1999 and 1998 amounts have been restated to reflect the new business segments.

         The Individual Annuity segment consists of both variable and fixed annuity contracts. Individual annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for a prescribed period. The Company's individual annuity products consist of single premium deferred annuities, flexible premium deferred annuities and single premium immediate annuities.

         The Institutional Products segment is comprised of the Company's group pension and payroll deduction business, both public and private sectors, and medium-term note program. The public sector includes the 457 business in the form of fixed and variable annuities. The private sector includes the 401(k) business generated through fixed and variable annuities.

         The Life Insurance segment consists of insurance products, including universal life insurance, corporate-owned life insurance and bank-owned life insurance products, which provide a death benefit and also allow the customer to build cash value on a tax-advantaged basis.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         In addition to the product segments, the Company reports a Corporate segment. The Corporate segment includes net investment income not allocated to the three product segments, certain revenues and expenses of the Company's investment advisory and broker/dealer subsidiary, unallocated expenses and interest expense on short-term borrowings. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments in the Corporate segment.

         The following table summarizes the financial results of the Company's business segments for the years ended December 31, 2000, 1999 and 1998.

                                                          Individual    Institutional      Life
         (in millions)                                      Annuity       Products       Insurance   Corporate     Total
         ===================================================================================================================
         2000:
         Net investment income                            $   483.2     $   827.4     $   289.2    $    55.1     $ 1,654.9
         Other operating revenue                              625.9         251.6         453.9         17.0       1,348.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                      1,109.1       1,079.0         743.1         72.1       3,003.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  396.4         628.8         157.2         --         1,182.4
         Amortization of deferred policy
            acquisition costs                                 238.7          49.2          64.2         --           352.1
         Interest expense on short-term
            borrowings                                         --            --            --            1.3           1.3
         Other benefits and expenses                          192.3         170.3         368.8         33.7         765.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    827.4         848.3         590.2         35.0       2,300.9
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                281.7         230.7         152.9         37.1         702.4
         Realized losses on investments                        --            --            --          (19.4)        (19.4)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   281.7     $   230.7     $   152.9    $    17.7     $   683.0
         ===================================================================================================================

         Assets as of year end                            $45,422.5     $37,217.3     $ 8,103.3    $ 1,824.2     $92,567.3
         -------------------------------------------------------------------------------------------------------------------

         1999:
         Net investment income                            $   458.9     $   771.2     $   253.1    $    37.6     $ 1,520.8
         Other operating revenue                              511.4         211.9         393.0         66.1       1,182.4
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                        970.3         983.1         646.1        103.7       2,703.2
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                  384.9         580.9         130.5         --         1,096.3
         Amortization of deferred policy
            acquisition costs                                 170.9          41.6          60.1         --           272.6
         Other benefits and expenses                          155.3         142.8         334.7         83.4         716.2
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                    711.1         765.3         525.3         83.4       2,085.1
         -------------------------------------------------------------------------------------------------------------------
         Operating income before
            federal income tax                                259.2         217.8         120.8         20.3         618.1
         Realized losses on investments                        --            --            --          (11.6)        (11.6)
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                            $   259.2     $   217.8     $   120.8    $     8.7     $   606.5
         ===================================================================================================================

         Assets as of year end                            $45,667.8     $39,045.1     $ 6,616.7    $ 1,346.3     $92,675.9
         -------------------------------------------------------------------------------------------------------------------

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


                                                            Individual    Institutional     Life
         (in millions)                                        Annuity        Products     Insurance   Corporate     Total
         ===================================================================================================================
         1998:
         Net investment income                              $   431.7     $   784.7     $   225.6    $    39.6    $ 1,481.6
         Other operating revenue                                412.6         167.8         318.5         66.8        965.7
         -------------------------------------------------------------------------------------------------------------------
            Total operating revenue(1)                          844.3         952.5         544.1        106.4      2,447.3
         -------------------------------------------------------------------------------------------------------------------
         Interest credited to policyholder
            account balances                                    357.9         595.7         115.4         --        1,069.0
         Amortization of deferred policy
            acquisition costs                                   129.2          38.9          46.4         --          214.5
         Other benefits and expenses                            125.7         137.5         293.5         78.4        635.1
         -------------------------------------------------------------------------------------------------------------------
            Total expenses                                      612.8         772.1         455.3         78.4      1,918.6
         -------------------------------------------------------------------------------------------------------------------
         Operating income before federal
             income tax                                         231.5         180.4          88.8         28.0        528.7
         Realized gains on investments                           --            --            --           28.4         28.4
         -------------------------------------------------------------------------------------------------------------------
         Income before
            federal income tax                              $   231.5     $   180.4     $    88.8    $    56.4    $   557.1
         ===================================================================================================================

         Assets as of year end                              $36,641.8     $30,618.4     $ 5,187.6    $ 1,894.3    $74,342.1
         -------------------------------------------------------------------------------------------------------------------

         ----------
         1     Excludes net realized gains and losses on investments.

         The Company has no significant revenue from customers located outside of the United States nor does the Company have any significant long-lived assets located outside the United States.

PART C. OTHER INFORMATION

        Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

                  (a) Financial Statements:

                      (1) Financial statements included in Prospectus.
                          (Part A):
                          Condensed Financial Information.
                          in Part B:
                          Those financial statements required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

                      Nationwide Variable Account-9:

                          Independent Auditors' Report.

                          Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2000.



                          Statements of Operations for the years ended December 31, 2000.



                          Statements of Changes in Contract Owners' Equity for the years ended December 31, 2000 and 1999.

                          Notes to Financial Statements.

                      Nationwide Life Insurance Company and subsidiaries:


                          Independent Auditors' Report.

                          Consolidated Balance Sheets as of December
                          31, 2000 and 1999.


                          Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

                          Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999 and 1998.



                          Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998.

                          Notes to Consolidated Financial Statements.

Item 24.   (b) Exhibits
                    (1)   Resolution of the Depositor's Board of
                          Directors authorizing the establishment of
                          the Registrant - Filed previously with this Registration Statement (File No.
                          333-53023) and incorporated by reference.
                    (2)   Not Applicable
                    (3)   Underwriting or Distribution of contracts
                          between the Depositor and Principal
                          Underwriter - Filed previously with this Registration Statement (File No. 333-53023)
                          and incorporated by reference.
                    (4)   The form of the variable annuity contract - Filed previously with this Registration
                          Statement (File No. 333-53023) and incorporated by reference.
                    (5)   Variable Annuity Application - Filed previously with this Registration Statement
                          (File No. 333-53023) and incorporated by reference.
                    (6)   Articles of Incorporation of Depositor - Filed previously with this Registration
                          Statement (File No. 333-53023) and incorporated by reference.
                    (7)   Not Applicable
                    (8)   Not Applicable
                    (9)   Opinion of Counsel - Filed previously with this Registration Statement (File No.
                          333-53023) and incorporated by reference.
                    (10)  Not Applicable
                    (11)  Not Applicable
                    (12)  Not Applicable
                    (13)  Performance Advertising Calculation
                          Schedule - Filed previously with this Registration Statement (File No. 333-53023)
                          and incorporated by reference.



Item 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR



                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                         WITH DEPOSITOR
                     Lewis J. Alphin                              Director
                     519 Bethel Church Road
                     Mount Olive, NC 28365-6107

                     A. I. Bell                                   Director
                     4121 North River Road West
                     Zanesville, OH 43701

                     Yvonne M. Curl                               Director
                     Avaya Inc.
                     Room 3C322
                     211 Mt. Airy Road
                     Basking Ridge, NJ 07290

                     Kenneth D. Davis                             Director
                     7229 Woodmansee Road
                     Leesburg, OH 45135

                     Keith W. Eckel                               Director
                     1647 Falls Road
                     Clarks Summit, PA 18411

                    NAME AND PRINCIPAL                          POSITIONS AND OFFICES
                     BUSINESS ADDRESS                               WITH DEPOSITOR
                     Willard J. Engel                                  Director
                     301 East Marshall Street
                     Marshall, MN 56258

                     Fred C. Finney                                    Director
                     1558 West Moreland Road
                     Wooster, OH 44691

                     Joseph J. Gasper                    President and Chief Operating Officer
                     One Nationwide Plaza                            and Director
                     Columbus, OH  43215

                     W.G. Jurgensen                             Chief Executive Officer
                     One Nationwide Plaza                            and Director
                     Columbus, OH 43215

                     David O. Miller                      Chairman of the Board and Director
                     115 Sprague Drive
                     Hebron, OH 43025

                     Ralph M. Paige                                    Director
                     Federation of Southern
                     Cooperatives/Land Assistance Fund
                     2769 Church Street
                     East Point, GA  30344

                     James F. Patterson                                Director
                     8765 Mulberry Road
                     Chesterland, OH  44026

                     Arden L. Shisler                                  Director
                     1356 North Wenger Road
                     Dalton, OH  44618

                     Robert L. Stewart                                 Director
                     88740 Fairview Road
                     Jewett, OH  43986

                     Richard D. Headley                        Executive Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     Michael S. Helfer                        Executive Vice President -
                     One Nationwide Plaza                         Corporate Strategy
                     Columbus, OH 43215

                     Donna A. James.                          Executive Vice President -
                     One Nationwide Plaza                    Chief Administrative Officer
                     Columbus, OH 43215

                     Robert A. Oakley                        Executive Vice President -
                     One Nationwide Plaza                Chief Financial Officer and Treasurer
                     Columbus, OH 43215

                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR
                     Robert J. Woodward, Jr.             Executive Vice President -
                     One Nationwide Plaza                 Chief Investment Officer
                     Columbus, Ohio 43215

                     John R. Cook, Jr.                     Senior Vice President -
                     One Nationwide Plaza               Chief Communications Officer
                     Columbus, OH 43215

                     Thomas L. Crumrine                     Senior Vice President
                     One Nationwide Plaza
                     Columbus, OH 43215

                     David A. Diamond                     Senior Vice President -
                     One Nationwide Plaza                    Corporate Strategy
                     Columbus, OH 43215

                     Philip C. Gath                       Senior Vice President -
                     One Nationwide Plaza            Chief Actuary -Nationwide Financial
                     Columbus, OH  43215

                     Patricia R. Hatler                    Senior Vice President,
                     One Nationwide Plaza               General Counsel and Secretary
                     Columbus, OH 43215

                     David K. Hollingsworth              Senior Vice President -
                     One Nationwide Plaza                 Business Development and
                     Columbus, OH 43215                       Sponsor Relations

                     David R. Jahn                        Senior Vice President -
                     One Nationwide Plaza                    Project Management
                     Columbus, OH 43215

                     Richard A. Karas                  Senior Vice President - Sales -
                     One Nationwide Plaza                    Financial Services
                     Columbus, OH 43215

                     Gregory S. Lashutka                  Senior Vice President -
                     One Nationwide Plaza                    Corporate Relations
                     Columbus, OH 43215

                     Edwin P. McCausland, Jr.             Senior Vice President -
                     One Nationwide Plaza                  Fixed Income Securities
                     Columbus, OH 43215

                     Mark D. Phelan                       Senior Vice President -
                     One Nationwide Plaza                 Technology and Operations
                     Columbus, OH 43215

                     Douglas C. Robinette                  Senior Vice President -
                     One Nationwide Plaza                          Claims
                     Columbus, OH 43215

                     Mark R. Thresher                     Senior Vice President -
                     One Nationwide Plaza              Finance - Nationwide Financial
                     Columbus, OH 43215


                    NAME AND PRINCIPAL                     POSITIONS AND OFFICES
                     BUSINESS ADDRESS                          WITH DEPOSITOR
                     Richard M. Waggoner                  Senior Vice President -
                     One Nationwide Plaza                        Operations
                     Columbus, OH 43215

                     Susan A. Wolken                   Senior Vice President - Product
                     One Nationwide Plaza                Management and Nationwide
                     Columbus, OH 43215                      Financial Marketing

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

             *Subsidiaries for which separate financial statements are filed

             **Subsidiaries included in the respective consolidated financial statements

             ***Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

             ****other subsidiaries


-------------------------------------------------------------------------------------------------------
            COMPANY            STATE/COUNTRY          NO. VOTING      PRINCIPAL BUSINESS
                                    OF                SECURITIES
                               ORGANIZATION          (SEE ATTACHED
                                                      CHART UNLESS
                                                       OTHERWISE
                                                       INDICATED)
-------------------------------------------------------------------------------------------------------
The 401(k) Companies, Inc.       Texas                                Holding company
-------------------------------------------------------------------------------------------------------
The 401(k) Company               Texas                                Third-party administrator for
                                                                      401(k) plans
-------------------------------------------------------------------------------------------------------
401(k) Investment Advisors, Inc. Texas                                Investment advisor registered
                                                                      with the SEC
-------------------------------------------------------------------------------------------------------
401(k) Investments Services,     Texas                                NASD registered broker-dealer
Inc.
-------------------------------------------------------------------------------------------------------
Affiliate Agency, Inc.           Delaware                             Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
Affiliate Agency of Ohio, Inc.   Ohio                                 Insurance agency marketing life
                                                                      insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
AGMC Reinsurance, Ltd.           Turks and Caico                      Reinsurance company
                                 Islands
-------------------------------------------------------------------------------------------------------
AID Finance Services, Inc.       Iowa                                 Holding company
-------------------------------------------------------------------------------------------------------
Allied Document Solutions, Inc.  Iowa                                 General printing services
-------------------------------------------------------------------------------------------------------
ALLIED General Agency Company    Iowa                                 Managing general agent and
                                                                      surplus lines broker for
                                                                      property and casualty insurance
                                                                      products
-------------------------------------------------------------------------------------------------------
ALLIED Group, Inc.               Iowa                                 Property and casualty holding
                                                                      company
-------------------------------------------------------------------------------------------------------
ALLIED Group Insurance           Iowa                                 Direct marketer for property
Marketing Company                                                     and casualty insurance products
-------------------------------------------------------------------------------------------------------
ALLIED Property and Casualty     Iowa                                 Underwrites general property
Insurance Company                                                     and casualty insurance
-------------------------------------------------------------------------------------------------------
Allnations, Inc.                 Ohio                                 Promotes international
                                                                      cooperative insurance
                                                                      organizations
-------------------------------------------------------------------------------------------------------
AMCO Insurance Company           Iowa                                 Underwrites general property
                                                                      and casualty insurance
-------------------------------------------------------------------------------------------------------
American Marine Underwriters,    Florida                              Underwriting manager for ocean
Inc.                                                                  cargo and bulk insurance
-------------------------------------------------------------------------------------------------------
Asset Management Holdings, P/C   United Kingdom                       Holding company
-------------------------------------------------------------------------------------------------------
Auto Direkt Insurance Company    Germany                              Insurance company
-------------------------------------------------------------------------------------------------------
Cal-Ag Insurance services, Inc.  California                           Captive insurance brokerage firm
-------------------------------------------------------------------------------------------------------
CalFarm Insurance Agency         California                           Former marketing company for
                                                                      traditional agent producers of
                                                                      CalFarm Insurance Company
-------------------------------------------------------------------------------------------------------
CalFarm Insurance Company        California                           Multi-line insurance company
-------------------------------------------------------------------------------------------------------
Caliber Funding                  Delaware                             A limited purpose corporation
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
            COMPANY            STATE/COUNTRY          NO. VOTING      PRINCIPAL BUSINESS
                                    OF                SECURITIES
                               ORGANIZATION          (SEE ATTACHED
                                                      CHART UNLESS
                                                       OTHERWISE
                                                       INDICATED)
-------------------------------------------------------------------------------------------------------
Colonial County Mutual           Texas                                Insurance company
Insurance Company
-------------------------------------------------------------------------------------------------------
Columbus Insurance Brokerage     Germany                              General service insurance broker
and Service GmbH
-------------------------------------------------------------------------------------------------------
Cooperative Service Company      Nebraska                             Insurance agency that sells and
                                                                      services commercial insurance
-------------------------------------------------------------------------------------------------------
Damian Securities Limited        England/Wales                        Investment holding company
-------------------------------------------------------------------------------------------------------
Depositors Insurance Company     Iowa                                 Underwrites property and
                                                                      casualty insurance
-------------------------------------------------------------------------------------------------------
Discover Insurance Agency of     Texas                                Insurance agency
Texas, LLC
-------------------------------------------------------------------------------------------------------
Discover Insurance Agency, LLC   Texas                                Insurance agency
-------------------------------------------------------------------------------------------------------
eNationwide, LLC                 Ohio                                 Limited liability company that
                                                                      provides administrative
                                                                      services to Nationwide's direct
                                                                      operations
-------------------------------------------------------------------------------------------------------
Excaliber Funding Corporation    Delaware                             Limited purpose corporation
-------------------------------------------------------------------------------------------------------
F&B, Inc.                        Iowa                                 Insurance agency
-------------------------------------------------------------------------------------------------------
Farmland Mutual Insurance        Iowa                                 Mutual insurance company
Company
-------------------------------------------------------------------------------------------------------
Fenplace Limited                 England/Wales                        Inactive
-------------------------------------------------------------------------------------------------------
Fenplace Two Ltd.                England/Wales                        Previously provided investment
                                                                      management and advisory services
                                                                      to business, institutional and
                                                                      private investors; transferred
                                                                      investment management activity
                                                                      to Gartmore Investment Limited
-------------------------------------------------------------------------------------------------------
Financial Horizons Distributors  Alabama                              Insurance agency marketing life
Agency of Alabama, Inc.                                               insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
Financial Horizons Distributors  Ohio                                 Insurance marketing life
Agency of Ohio, Inc.                                                  insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
Financial Horizons Distributors  Oklahoma                             Insurance marketing life
Agency of Oklahoma, Inc.                                              insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
Financial Horizons Distributors  Texas                                Insurance marketing life
Agency of Texas, Inc.                                                 insurance and annuity products
                                                                      through financial institutions
-------------------------------------------------------------------------------------------------------
*Financial Horizons Investment   Massachusetts                        Diversified, open-end
Trust                                                                 investment company
-------------------------------------------------------------------------------------------------------
Financial Horizons Securities   Oklahoma                              Limited broker-dealer doing
Corporation                                                           business solely in the
                                                                      financial institution market
-------------------------------------------------------------------------------------------------------
Gartmore 1990 Ltd.               England/Wales                        A general partner in a limited
                                                                      partnership formed to invest in
                                                                      unlisted securities
-------------------------------------------------------------------------------------------------------
Gartmore 1990 Trustee Ltd.       England/Wales                        Inactive
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Capital Management Ltd.         England/Wales                                 Investment management and advisory
                                                                                       services to business, institutional
                                                                                       and private investors; transferred
                                                                                       investment management activity to
                                                                                       Gartmore Investment Limited
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Europe Ltd.                     England/Wales                                 Investment holding company
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Fund Managers International     Jersey, Channel Islands                       Investment administration and support
Limited
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Fund Managers Ltd.              England/Wales                                 Authorized unit trust management
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Indosuez UK Recovery Fund       England/Wales                                 General partner in two limited
                                                                                       partnerships formed to invest in
                                                                                       unlisted securities
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Ltd.                 England/Wales                                 Investment management and advisory
                                                                                       services to pension funds, unit trusts
                                                                                       and other collective investment
                                                                                       schemes, investment trusts and
                                                                                       portfolios for corporate and other
                                                                                       institutional clients
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Management           Jersey, Channel Islands                       Investment management services
(Channel Islands) Limited
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Management plc       England/Wales                                 Investment holding company
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Services GmbH        Germany                                       Marketing support
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Investment Services Ltd.        England/Wales                                 Investment holding company
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Japan Limited                   Japan                                         Investment management
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Nominees Ltd.                   England/Wales                                 Inactive
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Nominees (Jersey) Ltd.          Jersey, Channel Islands                       Inactive
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Pension Fund Trustees, Ltd.     England/Wales                                 Trustee of Gartmore Pension Scheme
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Scotland Ltd.                   Scotland                                      Inactive
-------------------------------------------------------------------------------------------------------------------------------
Gartmore Securities Ltd.                 England/Wales                                 Investment holding company; joint
                                                                                       partner in Gartmore Global Partners
-------------------------------------------------------------------------------------------------------------------------------
Gartmore U.S. Ltd.                       England/Wales                                 Joint partner in Gartmore Global
                                                                                       Partners
-------------------------------------------------------------------------------------------------------------------------------
GIL Nominees Ltd.                        England/Wales                                 Inactive
-------------------------------------------------------------------------------------------------------------------------------
GatesMcDonald Health Plus Inc.           Ohio                                          Managed care organization
-------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company                Ohio                                          Services employers for managing
                                                                                       workers' and unemployment compensation
                                                                                       matters
-------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of Nevada      Nevada                                        Self-insurance administration, claims
                                                                                       examinations and data processing
                                                                                       services
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
-------------------------------------------------------------------------------------------------------------------------------
Gates, McDonald & Company of New York,   New York                                      Workers' compensation/self-insured
Inc.                                                                                   claims administration services to
                                                                                       employers with exposure in New York
-------------------------------------------------------------------------------------------------------------------------------
Insurance Intermediaries, Inc.           Ohio                                          Insurance agency providing commercial
                                                                                       property and casualty brokerage
                                                                                       services
-------------------------------------------------------------------------------------------------------------------------------
Landmark Financial Services of New       New York                                      Insurance agency marketing life
York, Inc.                                                                             insurance and annuity products through
                                                                                       financial institutions
-------------------------------------------------------------------------------------------------------------------------------
Leben Direkt Insurance Company           Germany                                       Life insurance through direct mail
-------------------------------------------------------------------------------------------------------------------------------
Lone Star General Agency, Inc.           Texas                                         General agent to market non-standard
                                                                                       automobile and motorcycle insurance
                                                                                       for Colonial Mutual Insurance Company
-------------------------------------------------------------------------------------------------------------------------------
MedProSolutions, Inc.                    Massachusetts                                 Provides third-party administration
                                                                                       services for workers compensation,
                                                                                       automobile injury and disability claims
-------------------------------------------------------------------------------------------------------------------------------
Morley & Associates, Inc.                Oregon                                        Insurance brokerage
-------------------------------------------------------------------------------------------------------------------------------
Morley Capital Management, Inc.          Oregon                                        Investment adviser and stable value
                                                                                       money management
-------------------------------------------------------------------------------------------------------------------------------
Morley Financial Services, Inc.          Oregon                                        Holding company
-------------------------------------------------------------------------------------------------------------------------------
Morley Research Associates, Ltd.         Delaware                                      Credit research consulting
-------------------------------------------------------------------------------------------------------------------------------
**MRM Investments, Inc.                  Ohio                                          Owns and operates a recreational ski
                                                                                       facility
-------------------------------------------------------------------------------------------------------------------------------
**National Casualty Company              Wisconsin                                     Insurance company
-------------------------------------------------------------------------------------------------------------------------------
National Casualty Company of America,    England                                       Insurance company
Ltd.
-------------------------------------------------------------------------------------------------------------------------------
National Deferred Compensation, Inc.     Ohio                                          Administers deferred compensation
                                                                                       plans for public employees
-------------------------------------------------------------------------------------------------------------------------------
**National Premium and Benefit           Delaware                                      Provides third-party administration
Administration Company                                                                 services
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Advisory Services, Inc.       Ohio                                          Registered broker-dealer providing
                                                                                       investment management and
                                                                                       administrative services
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Affinity Insurance Company    Kansas                                        Insurance company
of America
-------------------------------------------------------------------------------------------------------------------------------
**Nationwide Agency, Inc.                Ohio                                          Insurance agency
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Agribusiness Insurance        Iowa                                          Provides property and casualty
Company                                                                                insurance primarily to agricultural
                                                                                       business
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Arena, LLC                    Ohio                                          Limited liability company related to
                                                                                       arena development
-------------------------------------------------------------------------------------------------------------------------------
*Nationwide Asset Allocation Trust       Ohio                                          Diversified open-end investment company
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Asset Management Holdings,    United Kingdom                                Holding company
Ltd.
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Assurance Company             Wisconsin                                     Underwrites non-standard automobile
                                                                                       and motorcycle insurance
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Cash Management Company       Ohio                                          Investment securities agent
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Corporation                   Ohio                                          Holding company for entities
                                                                                       affiliated with Nationwide Mutual
                                                                                       Insurance Company
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Exclusive Distribution        Ohio                                          A limited liability company providing
Company, LLC                                                                           agency support services to Nationwide
                                                                                       exclusive agents
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Assignment Company  Ohio                                          Assignment company to administer
                                                                                       structured settlement business
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Delaware                                      Insurance agency
Distributors Agency, Inc.
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         New Mexico                                    Insurance agency
Distributors Agency, Inc. of New Mexico
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Institution         Massachusetts                                 Insurance agency
Distributors Agency, Inc. of
Massachusetts
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services            Bermuda                                       Long-term insurer which issued
(Bermuda) Ltd.                                                                         variable annuity and variable life
                                                                                       products to persons outside the U.S.
                                                                                       and Bermuda
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust                                                                                  securities and uses proceeds to
                                                                                       acquire debentures
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services Capital    Delaware                                      Trust which issues and sells
Trust II                                                                               securities and uses proceeds to
                                                                                       acquire debentures
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc.      Delaware                                      Holding company for entities
                                                                                       associated with Nationwide Mutual
                                                                                       Insurance Company
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Foundation                    Ohio                                          Not-for profit corporation
-------------------------------------------------------------------------------------------------------------------------------
Nationwide General Insurance Company     Ohio                                          Primarily provides automobile and fire
                                                                                       insurance to select customers
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Finance, LLC           Ohio                                          Acts as a support company for
                                                                                       Nationwide Global Holdings, Inc. and
                                                                                       its international capitalization
                                                                                       efforts
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Funds                  Luxembourg                                    Exempted company with limited
                                                                                       liability for purpose of issuing
                                                                                       investment shares to segregated asset
                                                                                       accounts of Nationwide Financial
                                                                                       Services (Bermuda) Ltd. and to
                                                                                       non-U.S. resident investors
-------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.         Ohio                                          Holding company for Nationwide
                                                                                       Insurance Enterprise international
                                                                                       operations
-------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings, Inc.-NGH     Grand Duchy of                                Analyzes European market of life
Luxembourg Branch                        Luxembourg                                    insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Japan, Inc.            Delaware                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Limited                Hong Kong                                     Primarily a holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       Asian operations
------------------------------------------------------------------------------------------------------------------------------
Nationwide Global Holdings-NGH Brasil    Brazil                                        Holding company
Participacoes LTDA
------------------------------------------------------------------------------------------------------------------------------
Nationwide Health Plans, Inc.            Ohio                                          Health insuring organization
------------------------------------------------------------------------------------------------------------------------------
Nationwide Home Mortgage Company         Iowa                                          Mortgage lendor
------------------------------------------------------------------------------------------------------------------------------
Nationwide Holdings, SA                  Brazil                                        Participates in other companies
                                                                                       related to international operations
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Indemnity Company            Ohio                                          Reinsurance company assuming business
                                                                                       from Nationwide Mutual Insurance
                                                                                       Company and other insurers within the
                                                                                       Nationwide Insurance Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of America  Wisconsin                                     Independent agency personal lines
                                                                                       underwriter of property and casualty
                                                                                       insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide Insurance Company of Florida  Ohio                                          Transacts general insurance business
                                                                                       except life insurance
------------------------------------------------------------------------------------------------------------------------------
Nationwide International Underwriters    California                                    Special risks, excess and surplus
                                                                                       lines underwriting manager
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investing Foundation          Michigan                                      Provides investors with continuous
                                                                                       source of investment under management
                                                                                       of trustees
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Investing Foundation II      Massachusetts                                 Diversified, open-end investment
                                                                                       company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investment Services           Oklahoma                                      Registered broker-dealer
Corporation
------------------------------------------------------------------------------------------------------------------------------
Nationwide Investors Services, Inc.      Ohio                                          Stock transfer agent
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life and Annuity            Ohio                                          Life insurance company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
**Nationwide Life Insurance Company      Ohio                                          Life insurance company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Lloyds                        Texas                                         Commercial property insurance in Texas
------------------------------------------------------------------------------------------------------------------------------
Nationwide Management Systems, Inc.      Ohio                                          Preferred provider organization,
                                                                                       products and related services
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Fire Insurance         Ohio                                          Mutual insurance company
Company
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Mutual Funds                 Ohio                                          Diversified, open-end investment
                                                                                       company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Mutual Insurance Company      Ohio                                          Mutual insurance company
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Properties, Ltd.              Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Property and Casualty         Ohio                                          Insurance company
Insurance Company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Realty Investors, Inc.        Ohio                                          Develop, own and operate real estate
                                                                                       and real estate investments
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Plan Services,     Ohio                                          Insurance agency
Inc.
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Delaware                                      Market and administer deferred
                                                                                       compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Alabama                                       Market and administer deferred
of Alabama                                                                             compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arizona                                       Market and administer deferred
of Arizona                                                                             compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Arkansas                                      Market and administer deferred
of Arkansas                                                                            compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Montana                                       Market and administer deferred
of Montana                                                                             compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Nevada                                        Market and administer deferred
of Nevada                                                                              compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    New Mexico                                    Market and administer deferred
of New Mexico                                                                          compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Ohio                                          Market variable annuity contracts to
of Ohio                                                                                members of the National Education
                                                                                       Association in the state of Ohio
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Oklahoma                                      Market variable annuity contracts to
of Oklahoma                                                                            members of the National Education
                                                                                       Association in the state of Oklahoma
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    South Dakota                                  Market and administer deferred
of South Dakota                                                                        compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Texas                                         Market and administer deferred
of Texas                                                                               compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions, Inc.    Wyoming                                       Market variable annuity contracts to
of Wyoming                                                                             members of the National Education
                                                                                       Association in the state of Wyoming
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Nationwide Retirement Solutions          Massachusetts                                 Market and administer deferred
Insurance Agency Inc.                                                                  compensation plans for public
                                                                                       employees
------------------------------------------------------------------------------------------------------------------------------
Nationwide Seguradora S.A.               Brazil                                        Engage in elementary, health and life
                                                                                       insurance; private open pension and
                                                                                       wealth concession plans
------------------------------------------------------------------------------------------------------------------------------
*Nationwide Separate Account Trust       Massachusetts                                 Diversified, open-end investment
                                                                                       company
------------------------------------------------------------------------------------------------------------------------------
Nationwide Services Company, LLC.        Ohio                                          Single member limited liability
                                                                                       company performing shared services
                                                                                       functions for the Nationwide
                                                                                       Insurance Enterprise
------------------------------------------------------------------------------------------------------------------------------
Nationwide Towarzstwo Ubezieczen na      Poland                                        Life insurance and pension products
Zycie SA                                                                               in Poland
------------------------------------------------------------------------------------------------------------------------------
Nationwide Trust Company, FSB            United States                                 Federal savings bank chartered by the
                                                                                       Office of Thrift Supervision in U.S.
                                                                                       Department of Treasury to exercise
                                                                                       custody and fiduciary powers
------------------------------------------------------------------------------------------------------------------------------
Nationwide UK Asset Management           United Kingdom                                Holding company
Holdings, Ltd.
------------------------------------------------------------------------------------------------------------------------------
Nationwide UK Holding Company, Ltd.      United Kingdom                                Holding company
------------------------------------------------------------------------------------------------------------------------------
Neckura Holding Company                  Germany                                       Administrative services for Neckura
                                                                                       Insurance Group
------------------------------------------------------------------------------------------------------------------------------
Neckura Insurance Company                Germany                                       Insurance company
------------------------------------------------------------------------------------------------------------------------------
Neckura Life Insurance Company           Germany                                       Life and health insurance company
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent                       Nevada                                        Workers' compensation administrative
Companies-Construction                                                                 services to Nevada employers in the
                                                                                       construction industry
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-Health      Nevada                                        Workers' compensation administrative
and Nonprofit                                                                          services to Nevada employers in
                                                                                       health and nonprofit industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Hospitality and Entertainment                                                          services to Nevada employers in the
                                                                                       hospitality and entertainment
                                                                                       industries
------------------------------------------------------------------------------------------------------------------------------
Nevada Independent Companies-            Nevada                                        Workers' compensation administrative
Manufacturing, Transportation and                                                      services to Nevada employers in the
Distribution                                                                           manufacturing, transportation and
                                                                                       distribution industries
------------------------------------------------------------------------------------------------------------------------------
NFS Distributors, Inc.                   Delaware                                      Holding company for Nationwide
                                                                                       Financial Services, Inc. distribution
                                                                                       companies
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                      STATE/COUNTRY OF          NO. VOTING                PRINCIPAL BUSINESS
                                               ORGANIZATION            SECURITIES
                                                                     (SEE ATTACHED
                                                                      CHART UNLESS
                                                                       OTHERWISE
                                                                       INDICATED)
------------------------------------------------------------------------------------------------------------------------------
NGH Luxembourg, S.A                      Luxembourg                                    Acts primarily as holding company for
                                                                                       Nationwide Global Holdings, Inc.
                                                                                       European operations
------------------------------------------------------------------------------------------------------------------------------
NGH Netherlands, B.V.                    The Netherlands                               Holding company for other overseas
                                                                                       companies
------------------------------------------------------------------------------------------------------------------------------
NGH UK, Ltd.                             United Kingdom                                Assists Nationwide Global Holdings,
                                                                                       Inc. with European operations and
                                                                                       marketing
------------------------------------------------------------------------------------------------------------------------------
Northpointe Capital LLC                  Delaware                                      Limited liability company for
                                                                                       investments
------------------------------------------------------------------------------------------------------------------------------
PanEuroLife                              Luxembourg                                    Life insurance company providing
                                                                                       individual life insurance primarily
                                                                                       in the UK, Belgium and France
------------------------------------------------------------------------------------------------------------------------------
Pension Associates, Inc.                 Wisconsin                                     Pension plan administration and
                                                                                       record keeping services
------------------------------------------------------------------------------------------------------------------------------
Portland Investment Services, Inc.       Oregon                                        NASD registered broker-dealer
------------------------------------------------------------------------------------------------------------------------------
Premier Agency, Inc.                     Iowa                                          Insurance agency
------------------------------------------------------------------------------------------------------------------------------
Riverview Agency, Inc.                   Texas                                         Has a pending application to become a
                                                                                       licensed insurance agency with the
                                                                                       Texas Department of Insurance
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Indemnity Company             Ohio                                          Insurance company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Insurance Company             Ohio                                          Insurance company
------------------------------------------------------------------------------------------------------------------------------
Scottsdale Surplus Lines Insurance       Arizona                                       Provides excess and surplus lines
Company                                                                                insurance coverage on a non-admitted
                                                                                       basis
------------------------------------------------------------------------------------------------------------------------------
Siam-Ar-Na-Khet Company Limited          Thailand                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Sun Direct                               Germany                                       Writes direct auto insurance
Versicherungs-Atiengesclischaft
------------------------------------------------------------------------------------------------------------------------------
SVM Sales GmbH, Neckura Insurance Group  Germany                                       Recruits and supervises external
                                                                                       sales partners who obtain new
                                                                                       business for the Neckura Group as
                                                                                       well as to offer financial services
------------------------------------------------------------------------------------------------------------------------------
Thai Prasit Nationwide Company Limited   Thailand                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Union Bond & Trust Company               Oregon                                        Oregon state bank with trust powers
------------------------------------------------------------------------------------------------------------------------------
Vertboise, SA                            Luxembourg                                    Real property holding company
------------------------------------------------------------------------------------------------------------------------------
Vicpic Ltd.                              England/Wales                                 Inactive
------------------------------------------------------------------------------------------------------------------------------
Villanova Capital, Inc.                  Delaware                                      Holding company
------------------------------------------------------------------------------------------------------------------------------
Villanova Distribution Services, Inc.    Iowa                                          Broker-dealer
------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------
                COMPANY                     STATE/COUNTRY OF      NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                              ORGANIZATION         (SEE ATTACHED CHART
                                                                     UNLESS OTHERWISE
                                                                        INDICATED)
------------------------------------------------------------------------------------------------------------------------------
Villanova Global Asset Management        Delaware                                         Holding company for Gartmore Group
Trust                                                                                     and a registered investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova Mutual Fund Capital Trust      Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova SA Capital Trust               Delaware                                         Trust designed to act as a
                                                                                          registered investment advisor
------------------------------------------------------------------------------------------------------------------------------
Villanova Securities, LLC                Delaware                                         Provides brokerage services for
                                                                                          block mutual fund trading for both
                                                                                          affiliated and non-affiliated
                                                                                          investment advisors and performs
                                                                                          block mutual fund trading directly
                                                                                          with fund companies
------------------------------------------------------------------------------------------------------------------------------
Western Heritage Insurance Company       Arizona                                          Underwrites excess and surplus
                                                                                          lines of property and casualty
                                                                                          insurance
------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio           Nationwide Life and         Issuer of Annuity Contracts
                                                                      Annuity Separate Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------

  *   Nationwide Variable Account-3                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------

  *   Nationwide Variable Account-4                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Fidelity Advisor Variable             Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
      Account                                                         Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-11                   Ohio           Nationwide Life Separate    Issuer of Annuity Contracts
                                                                      Account
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-A                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate                           Ohio           Nationwide Life and         Issuer of Life Insurance
                                                                      Annuity Separate Account    Policies
      Account -D
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES          PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio           Nationwide Life Separate    Issuer of Life Insurance
                                                                      Account                     Policies
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         (left side)








           -------------------------------------------------------------------------------------------------------------------------
           |                                      |
---------------------------           ---------------------------       ----------------------------
|   CARIBBEAN ALLIANCE    |           |         ALLIED          |       |                          |
|   INSURANCE COMPANY     |           |       GROUP, INC.       |       |                          |
|                         |           |          (AGI)          |       |     NATIONWIDE LLOYDS    |
|                         |           |                         |       |                          |
|Common Stock: 1,900,000  |   |-------|Common Stock: 850 Shares |---|   |                          |
|------------  Shares     |   |       |------------             |   |   |      A TEXAS LLOYDS      |================================
|                         |   |       |                         |   |   |                          |
|              Cost       |   |       |              Cost       |   |   |                          |
|              ----       |   |       |              ----       |   |   |                          |
|Casualty-                |   |       |Casualty-                |   |   |                          |
|99.99%       $25,112,422 |   |       |100%       $1,243,344,521|   |   |                          |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                                     |
---------------------------   |       ---------------------------   |   ----------------------------
|  NATIONWIDE INSURANCE   |   |       |           AMCO          |   |   |        DEPOSITORS        |
|   COMPANY OF AMERICA    |   |       |    INSURANCE COMPANY    |   |   |     INSURANCE COMPANY    |
|                         |   |       |          (AMCO)         |   |   |       (DEPOSITORS)       |
|Common Stock: 12,000     |   |       |Common Stock: 300,000    |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |   |       |              Cost       |   |   |              Cost        |
|              ----       |   |       |              ----       |   |   |              ----        |
|                         |   |       |                         |   |   |                          |
|AGI-100%    $215,273,000 |   |       |AGI-100%     $147,425,540|   |   |AGI-100%      $22,251,842 |
---------------------------   |       ---------------------------   |   ----------------------------
                              |                    |                |
---------------------------   |       ---------------------------   |   ----------------------------
|      AID FINANCE        |   |       |           ALLIED        |   |   |     ALLIED PROPERTY      |
|     SERVICES, INC.      |   |       |      GENERAL AGENCY     |   |   |       AND CASUALTY       |
|     (AID FINANCE)       |   |       |          COMPANY        |   |   |    INSURANCE COMPANY     |
|Common Stock: 10,000     |   |       |Common Stock: 5,000      |   |   |Common Stock: 300,000     |
|------------  Shares     |   |       |------------  Shares     |   |   |------------  Shares      |
|                         |---|       |                         |---|---|                          |
|              Cost       |           |              Cost       |   |   |              Cost        |
|              ----       |           |              ----       |   |   |              ----        |
|AGI-100%      $19,545,634|           |AMCO-100%     $135,342   |   |   |AGI-100%      $47,018,643 |
---------------------------           ---------------------------   |   ----------------------------
            |                                                       |
---------------------------           ---------------------------   |   ----------------------------
|        ALLIED           |           |         ALLIED          |   |   |        NATIONWIDE        |
|   GROUP INSURANCE       |           |    DOCUMENT SOLUTIONS,  |   |   |      HOME MORTGAGE       |
|  MARKETING COMPANY      |           |           INC.          |   |   |      COMPANY (NHMC)      |
|                         |           |Common Stock: 10,000     |   |   |                          |
|Common Stock: 20,000     |           |------------  Shares     |   |   |Common Stock: 54,348      |
|------------  Shares     |           |                         |---|---|------------   Shares     |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|                         |           |                         |   |   |                          |
|              Cost       |           |              Cost       |   |   |                          |
|              ----       |           |              ----       |   |   |                          |
| Aid                     |           |AGI-100%      $610,000   |   |   |AGI-88.9%                 |
| Finance-100% $16,059,469|           ---------------------------   |   ----------------------------
--------------------------                                          |                 |
                                      ---------------------------   |   ----------------------------
                                      |          PREMIER        |   |   |           AGMC           |
                                      |          AGENCY,        |   |   |      REINSURANCE, LTD.   |
                                      |            INC.         |   |   |                          |
                                      |Common Stock: 100,000    |   |   |Common Stock: 11,000      |
                                      |------------  Shares     |   |   |------------  Shares      |
                                      |                         |---|   |                          |
                                      |              Cost       |       |              Cost        |
                                      |              ----       |       |              ----        |
                                      |AGI-100%      $100,000   |       |NHMC-100%     $11,000     |
                                      ---------------------------       ----------------------------

                                                                        ----------------------------
                                                                        |          WESTERN         |
                                                                        |    HERITAGE INSURANCE    |
                                                                        |          COMPANY         |
                                                                        |                          |
                                                                        |Common Stock: 4,776,076   |--------------------------------
                                                                        |------------- Shares      |
                                                                        |                          |
                                                                        |              Cost        |
                                                                        |              ----        |
                                                                        |SIC-100%      $57,000,000 |
                                                                        ----------------------------


                                                    NATIONWIDE(R)                                                  (middle)
  ------------------------------------------                                              ------------------------------------------
  |                                        |                                              |                                        |
  |           NATIONWIDE MUTUAL            |                                              |          NATIONWIDE MUTUAL             |
  |           INSURANCE COMPANY            |==============================================|        FIRE INSURANCE COMPANY          |
  |              (CASUALTY)                |                                              |               (FIRE)                   |
  |                                        |                                              |                                        |
  --------------------|---------------------                                              ------------------|-----------------------
  |  ||               |                                                                                     |
--|  ||               |--------------------------------------------------------------------|                |-----------------------
     ||                                                                                    |
     ||                                          |--------------------------------------------------------------|-------------------
     ||                                          |                                                              |
     ||  --------------------------------        |   --------------------------------            ---------------|----------------
     ||  |       FARMLAND MUTUAL        |        |   |     NATIONWIDE GENERAL       |            |       NECKURA HOLDING        |
     ||  |      INSURANCE COMPANY       |        |   |      INSURANCE COMPANY       |            |      COMPANY (NECKURA)       |
     ||  |Guaranty Fund                 |        |   |                              |            |                              |
=====||==|------------                  |---|    |   |Common Stock:    20,000       |            |Common Stock:    10,000       |
         |Certificate                   |   |    |---|------------     Shares       |         |--|------------     Shares       |
         |-----------                   |   |    |   |                              |         |  |                              |
         |                 Cost         |   |    |   |                 Cost         |         |  |                 Cost         |
         |                 ----         |   |    |   |                 ----         |         |  |                 ----         |
         |Casualty         $500,000     |   |    |   |Casualty-100%    $5,944,422   |         |  |Casualty-100%    $142,943,140 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |          F & B, INC.         |   |    |   |      NATIONWIDE PROPERTY     |         |  |           NECKURA            |
         |                              |   |    |   |         AND CASUALTY         |         |  |       INSURANCE COMPANY      |
         |Common Stock:    1 Share      |   |    |   |       INSURANCE COMPANY      |         |  |                              |
         |------------                  |   |    |   |Common Stock:    60,000       |         |--|Common Stock:    6,000        |
         |                              |---|    |---|------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |   |    |   |                              |         |  |                              |
         |                 ----         |   |    |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |   |    |   |                 ----         |         |  |                 ----         |
         |Mutual-100%       $10         |   |    |   |Casualty-100%    $6,000,000   |         |  |Neckura-100%     DM 6,000,000 |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
                                            |    |                                            |
         --------------------------------   |    |   --------------------------------         |  --------------------------------
         |     COOPERATIVE SERVICE      |   |    |   |     NATIONWIDE ASSURANCE     |         |  |         NECKURA LIFE         |
         |           COMPANY            |   |    |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
         |Common Stock:    600 Shares   |   |    |   |                              |         |  |                              |
         |------------                  |----    |---|Common Stock:    1,750        |         |--|Common Stock:    4,000        |
         |                              |        |   |------------     Shares       |         |  |------------     Shares       |
         |                 Cost         |            |                              |            |                              |
         |                 ----         |        |   |                 Cost         |         |  |                 Cost         |
         |Farmland                      |        |   |                 ----         |         |  |                 ----         |
         |Mutual-100%      $3,506,173   |        |   |Casualty-100%    $41,750,000  |         |  |Neckura-100%     DM 15,825,681|
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |          SCOTTSDALE          |        |   |    NATIONWIDE AGRIBUSINESS   |         |  |      COLUMBUS INSURANCE      |
         |       INSURANCE COMPANY      |        |   |       INSURANCE COMPANY      |         |  |    BROKERAGE AND SERVICE     |
         |             (SIC)            |        |   |                              |         |  |             GmbH             |
         |Common Stock:    30,136       |        |   |Common Stock:    1,000,000    |         |  |Common Stock:    1 Share      |
     |---|------------     Shares       |--------|---|------------     Shares       |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                              |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 Cost         |        |   |                 ----         |         |  |                 ----         |
     |   |                 ----         |        |   |Casualty-99.9%   $26,714,335  |         |  |Neckura-100%     DM 51,639    |
     |   |Casualty-100%    $150,000,500 |        |   |Other Capital:                |         |  |                              |
     |   |                              |        |   |-------------                 |         |  |                              |
     |   |                              |        |   |Casualty-Ptd.    $713,576     |         |  |                              |
     |   --------------------------------        |   -------------------------------          |  --------------------------------
     |                                           |                                            |
     |   --------------------------------        |   --------------------------------         |  --------------------------------
     |   |         SCOTTSDALE           |        |   |       NATIONAL CASUALTY      |         |  |         LEBEN DIREKT         |
     |   |        SURPLUS LINES         |        |   |            COMPANY           |         |  |       INSURANCE COMPANY      |
     |   |      INSURANCE COMPANY       |        |   |              (NC)            |         |  |                              |
     |   |Common Stock:    10,000       |        |   |  Common Stock:  100 Shares   |         |  |Common Stock:    4,000 Shares |
     |---|------------     Shares       |        |---|  -------------               |         |--|------------                  |
     |   |                              |        |   |                              |         |  |                              |
     |   |                 Cost         |        |   |                 Cost         |         |  |                 Cost         |
     |   |                 ----         |        |   |                 ----         |         |  |                 ----         |
     |   |SIC-100%         $6,000,000   |        |   |Casualty-100%    $67,442,439  |         |  |Neckura-100%     DM 4,000,000 |
     |   |                              |        |   |                              |         |  |                              |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |                                           |                   |                        |
     |   --------------------------------        |   ----------------|---------------         |  --------------------------------
     |   |      NATIONAL PREMIUM &      |        |   |     NCC OF AMERICAN, LTD.    |         |  |          AUTO DIREKT         |
     |   |    BENEFIT ADMINISTRATION    |        |   |           (INACTIVE)         |         |  |        INSURANCE COMPANY     |
     |   |           COMPANY            |        |   |                              |         |  |                              |
     |   |Common Stock:    10,000       |        |   |                              |         |  |Common Stock:    1500  Shares |
  ---|---|------------     Shares       |        |   |                              |         |--|------------                  |
         |                              |        |   |                              |         |  |                              |
         |                 Cost         |        |   |                              |         |  |                 Cost         |
         |                 ----         |        |   |                              |         |  |                 ----         |
         |SIC-100%         $10,000      |        |   |NC-100%                       |         |  |Neckura-100%     DM 1,643,149 |
         --------------------------------        |   --------------------------------         |  --------------------------------
                                                 |                                            |
         --------------------------------        |   --------------------------------         |  --------------------------------
         |             RP&C             |        |   |           SUN DIRECT         |         |  |           SVM SALES          |
         |         INTERNATIONAL        |        |   |        VERSICHERUNGS -       |         |  |             GmbH             |
         |                              |        |   |       AKTIENGESCLISCHAFT     |         |  |                              |
         |Common Stock:    1,000        |        |   |Common Stock:    1 Share      |         |  |Common Stock:    50 Shares    |
         |------------     Shares       |---------   |------------                  |------------|------------                  |
         |                              |            |                              |            |                              |
         |                 Cost         |            |                 Cost         |            |                 Cost         |
         |                 ----         |            |                 ----         |            |                 ----         |
         |Casualty-20.3%  $2,400,740    |            |Neckura-100%     $9,600,000   |            |Neckura-100%     DM 50,000    |
         |                              |            |                 EURO         |            |                              |
         --------------------------------            --------------------------------            --------------------------------

                                                                                                                        (right side)
                                                                                                            ------------------------
                                                                                                            |      NATIONWIDE      |
                                                                                                            |      FOUNDATION      |
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------

---------------------------------------------------------------------------------------------------------------------|
                                                                                                                     |
--|------------------------------------------|-------------------------------------------|--------------------|      |
  |                                          |                                           |                    |      |
  |                                          |                                           |                    |      |
  |     --------------------------------     |    --------------------------------       |     ---------------|------|--------------
  |     |         SCOTTSDALE           |     |    |       NATIONWIDE CASH        |       |     |          NATIONWIDE               |
  |     |      INDEMNITY COMPANY       |     |    |      MANAGEMENT COMPANY      |       |     |          CORPORATION              |
  |     |                              |     |    |                              |       |     |                                   |
  |     |                              |     |    |                              |       |     |Common Stock:    Control:          |
  |     |Common Stock:    50,000       |     |    |Common Stock:    100 Shares   |       |     |------------     -------           |
  |-----|------------     Shares       |     |----|------------                  |       |     |13,642,432       100%              |
  |     |                              |     |    |                 Cost         |       |     |         Shares     Cost           |
  |     |                 Cost         |     |    |                 ----         |       |     |         ------     ----           |
  |     |                 ----         |     |    |Casualty-100%    $11,226      |       |     |Casualty 12,992,922 $1,225,738,093 |
  |     |Casualty-100%    $8,800,000   |     |    |                              |       |     |Fire        649,510    112,087,783 |
  |     |                              |     |    |                              |       |     |          (See Page 2)             |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |         NATIONWIDE           |     |    |          NATIONWIDE          |       |     |         ALLNATIONS, INC.          |
  |     |      INDEMNITY COMPANY       |     |    |           ARENA LLC          |       |     |Common Stock:    12,206 Shares     |
  |     |                              |     |    |                              |       |     |-------------    Cost              |
  |-----|Common Stock:    28,000       |     |....|                              |       |-----|                 ----              |
  |     |------------     Shares       |     |    |                              |       |     |Casualty-16%     $92,575           |
  |     |                              |     |    |                              |       |     |Fire-16%         $92,717           |
  |     |                 Cost         |     |    |                              |       |     |Preferred Stock  1,466 Shares      |
  |     |                 ----         |     |    |Casualty-90%                  |       |     |---------------  Cost              |
  |     |Casualty-100%    $594,529,000 |     |    |                              |       |     |                 ----              |
  |     |                              |     |    |                              |       |     |Casualty-6.8%    $100,000          |
  |     |                              |     |    |                              |       |     |Fire-6.8%        $100,000          |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |                                          |                                           |
  |     --------------------------------     |    --------------------------------       |     -------------------------------------
  |     |          LONE STAR           |     |    |          NATIONWIDE          |       |     |     NATIONWIDE INTERNATIONAL      |
  |     |     GENERAL AGENCY, INC.     |     |    |    EXCLUSIVE DISTRIBUTION    |       |     |           UNDERWRITERS            |
  |     |                              |     |    |     COMPANY, LLC (NEDCO)     |       |     |                                   |
  ------|Common Stock:    1,000        |     |....|                              |       |-----|Common Stock:    1,000             |
  |     |------------     Shares       |     |    |    Single Member Limited     |       |     |-------------    Shares            |
  |     |                              |     |    |       Liability Company      |       |     |                                   |
  |     |                 Cost         |     |    |                              |       |     |                 Cost              |
  |     |                 ----         |     |    |Casualty-100%                 |       |     |                 ----              |
  |     |Casualty-100%    $5,000,000   |     |    |                              |       |     |Casualty-100%    $10,000           |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |                   ||                     |                   |                       |
  |     --------------||----------------     |    ---------------|----------------       |     -------------------------------------
  |     |        COLONIAL COUNTY       |     |    |          INSURANCE           |       |     |         CALFARM INSURANCE         |
  |     |        MUTUAL INSURANCE      |     |    |     INTERMEDIARIES, INC.     |       |     |              COMPANY              |
  |     |             COMPANY          |     |    |                              |       |     |                                   |
  |     |                              |     |    |Common Stock:   1,615 Shares  |       |     |Common Stock:   52,000             |
  |     |                              |     |    |-------------                 |       |-----|--------------   Shares            |
  |     |                              |     |    |                 Cost         |             |                                   |
  |     |Surplus Debentures:           |     |    |                 ----         |             |                 Cost              |
  |     |-------------------           |     |    |NEDCO-100%       $1,615,000   |             |                 ----              |
  |     |                 Cost         |     |    --------------------------------             |Casualty-100%    $106,164,995      |
  |     |                 ----         |     |                                                 |                                   |
  |     |Colonial         $500,000     |     |    --------------------------------             ------------------|------------------
  |     |Lone Star         150,000     |     |    |       eNATIONWIDE, LLC       |                               |
  |     --------------------------------     |    |            (eNat)            |             ------------------|------------------
  |                                          |    |                              |             |       CALFARM INSURANCE           |
  |     --------------------------------     |    |                              |             |             AGENCY                |
  |     |      NATIONWIDE SERVICES     |     |....|     Single Member Limited    |             |                                   |
  |     |         COMPANY, LLC         |          |        Liability Company     |             |                                   |
  |     |                              |          |                              |             |                                   |
  |     |Single Member Limited         |     |----|                              |             |Common Stock:    1,000 shares      |
  |.....|Liability Company             |     |    |                              |             |-------------                      |
  |     |                              |     |    |                              |             |                                   |
  |     |                              |     |    |Casualty-100%                 |             |                                   |
  |     |Casualty-100%                 |     |    |                              |             |                                   |
  |     |                              |     |    --------------------------------             |CalFarm Insurance                  |
  |     --------------------------------     |                                                 |Company - 100%                     |
  |                                          |    --------------------------------             ------------------|------------------
  |                                          |    |      DISCOVER INSURANCE      |                               |
  |     --------------------------------     |    |         COMPANY, LLC         |             ------------------|------------------
  |     |       AMERICAN MARINE        |     |    |                              |             |        CAL-AG INSURANCE           |
  |     |      UNDERWRITERS, INC.      |     |    |                              |             |            SERVICES               |
  |     |                              |     |    |   Single Member Limited      |             |                                   |
  |     |Common Stock:   20 Shares     |     |....|     Liability Company        |             |Common Stock:      100 Shares      |
  |-----|------------                  |     |    |                              |             |------------                       |
  |     |                 Cost         |     |    |                              |             |                                   |
  |     |                 ----         |     |    |eNat-100%                     |             |CalFarm Insurance                  |
  |     |Casualty-100%    $5,020       |     |    |                              |             |Agency-100%                        |
  |     |                              |     |    --------------------------------             -------------------------------------
  |     --------------------------------     |
  |                                          |    --------------------------------
  |     ---------------------------------    |    |   DISCOVER INSURANCE AGENCY  |
  |     |     NATIONWIDE INSURANCE      |    |    |         OF TEXAS, LLC        |
  |     |      COMPANY OF FLORIDA       |    |    |                              |
  |     |                               |    |    |      Single Member Limited   |
  |     |                               |    |....|        Liability Company     |
  |     |Common Stock:    10,000 Shares |         |                              |
  |-----|-------------                  |         |                              |
        |                 Cost          |         |eNat-100%                     |
        |                 ----          |         |                              |
        |Casualty-100%    $300,000,000  |         --------------------------------
        |                               |
        ---------------------------------
                                                                                            Subsidiary Companies      -- Solid Line
                                                                                            Contractual Association   -- Double Line
                                                                                            Limited Liability Company -- Dotted Line

                                                                                            December 31, 2000

                                                                                                                       (Left Side)

              |----------------------------------|-----------------------------------|----------------------------------------------
              |                                  |                                   |
--------------|--------------      --------------|--------------      ---------------|-------------   -----------------------------
| NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |     NATIONWIDE TRUST      |   |   NFS DISTRIBUTORS, INC.  |
|     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      |      COMPANY, FSB         |   |           (NFSDI)         |
|                           |      |      CAPITAL TRUST        |      | Common Stock: 2,800,000   |   |                           |
| Common Stock: 3,814,779   |      | Preferred Stock:          |      | ------------  Shares      |   |                           |
| ------------  Shares      |      | ---------------           |      |               Cost        |   |                           |
|                           |      |                           |      |               ----        |   |                           |
| NFS-100%                  |      | NFS-100%                  |      | NFS-100%      $3,000,000  |   | NFS-100%                  |
---|-------------------------      -----------------------------      -----------------------------   --------------|--------------
   |
   |                                                                       |----------------------------------------|---------------
   |  -----------------------------                      ------------------|----------                --------------|--------------
   |  |         NATIONWIDE        |                      |    NATIONWIDE FINANCIAL   |                |     NATIONAL DEFERRED     |
   |  |  ADVISORY SERVICES, INC   |                      |  INSTITUTION DISTRIBUTORS |                |     COMPENSATION, INC.    |
   |  |      (NW ADV. SERV.)      |                      |    AGENCY, INC. (NFIDAI)  |                |                           |
   |  | Common Stock: 7,676       |                      |                           |                |                           |
   |--| ------------  Shares      |                      |                           |                |                           |
   |  |                           |                      |                           |                |                           |
   |  |               Cost        |                      | Common Stock: 1,000 Shares|                |                           |
   |  |               ----        |                      | ------------              |                |                           |
   |  | NW Life-100%  $5,996,261  |                      | NFSDI-100%                |                | NFSDI-100%                |
   |  -----------------------------                      --------------|--||----------                --------------||-------------
   |                                                                   |  ||                                        ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------               ||
   |  |    NATIONWIDE LIFE AND    |      |     FINANCIAL HORIZONS    | |  ||  |                     |               ||
   |  | ANNUITY INSURANCE COMPANY |      |    DISTRIBUTORS AGENCY    | |  ||  |                     |               ||
   |  |                           |      |      OF ALABAMA, INC.     | |  ||  |                     |               ||
   |  | Common Stock: 66,000      |      |                           | |  ||  |      FLORIDA        |               ||
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  |      RECORDS        |===============||
   |  |                           |      | ------------  Shares      |--  ||  |   ADMINISTRATOR,    |
   |  |                           |      |                           | |  ||  |        INC          |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $58,070,003  |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE INVESTMENT   |      |    LANDMARK FINANCIAL     | |  ||  |                     |
   |  |   SERVICES CORPORATION    |      |        SERVICES OF        | |  ||  |                     |
   |  |                           |      |       NEW YORK, INC.      | |  ||  |                     |
   |  | Common Stock: 5,000       |      |                           | |  ||  |                     |
   |--| ------------  Shares      |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |  |                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |      OF OHIO, INC   |
   |  |               Cost        |      |               Cost        | |  ||  |                     |
   |  |               ----        |      |               ----        | |  ||  |                     |
   |  | NW Life-100% $529,728     |      | NFIDAI-100% $10,100       | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |   NATIONWIDE FINANCIAL    |      |     FINANCIAL HORIZONS    | |  ||  |                     |
   |  |       ASSIGNMENT          |      |      SECURITIES CORP.     | |  ||  |                     |
   |  |        COMPANY            |      |                           | |  ||  |                     |
   |  |                           |      | Common Stock: 10,000      | |  ||  | FINANCIAL HORIZONS  |
   |--|                           |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |   OF OKLAHOMA, INC  |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  |                           |      |               ----        | |  ||  |                     |
   |  | NW Life-100%              |      | NFIDAI-100% $153,000      | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |     NATIONWIDE REALTY     |      |   AFFILIATE AGENCY, INC.  | |  ||  |                     |
   |  |      INVESTORS, LTD.      |      |                           | |  ||  |                     |
   |  |                           |      |                           | |  ||  |                     |
   |  | Units:                    |      | Common Stock: 100         | |  ||  | FINANCIAL HORIZONS  |
   |--| ------                    |      | ------------  Shares      |--  ||==| DISTRIBUTORS AGENCY |
   |  |                           |      |                           | |  ||  |    OF TEXAS, INC    |
   |  |                           |      |               Cost        | |  ||  |                     |
   |  | NW Life-70%               |      |               ----        | |  ||  |                     |
   |  | NW Mutual-30%             |      | NFIDAI-100%   $100        | |  ||  |                     |
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |                                                                   |  ||
   |  -----------------------------      ----------------------------- |  ||  -----------------------
   |  |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    | |  ||  |      AFFILIATE      |
   |  |       PROPERTIES, LTD.    |      | INSTITUTION DISTRIBUTORS  | |  ||  |      AGENCY OF      |
   |  |                           |      |     INSURANCE AGENCY,     | |  ||  |      OHIO, INC      |
   |  | Units:                    |      |       INC. OF MASS.       | |  ||  |                     |
   |--| ------                    |      |                           |--  ||  |Common Stock: 750    |
      |                           |      |Common Stock: 100 Shares   | |  ||--|------------  Shares |
      |                           |      |------------               | |      |                     |
      | NW Life-97.6%             |      |                           | |      |                     |
      | NW Mutual-2.4%            |      |NFIDAI-100%                | |      |NFIDAI-100%          |
      -----------------------------      ----------------------------- |      -----------------------
                                         ----------------------------- |
                                         |   NATIONWIDE FINANCIAL    | |
                                         | INSTITUTION DISTRIBUTORS  | |
                                         |        AGENCY, INC.       | |
                                         |       OF NEW MEXICO       |--
                                         |                           |
                                         |Common Stock: 100 Shares   |
                                         |------------               |
                                         |                           |
                                         |NFIDAI-100%                |
                                         -----------------------------

                                                                                                                           (Center)
                                                           NATIONWIDE(R)
--------------------------------------------------                                --------------------------------------------------
|               NATIONWIDE MUTUAL                |                                |                NATIONWIDE MUTUAL               |
|               INSURANCE COMPANY                |================================|            FIRE INSURANCE COMPANY              |
|                  (CASUALTY)                    |                   |            |                    (FIRE)                      |
--------------------------------------------------                   |            --------------------------------------------------
                                                                     |
                                                  -----------------------------------------
                                                  |    NATIONWIDE CORPORATION (NW CORP)   |
                                                  |   COMMON STOCK:           CONTROL:    |
                                                  |   ------------            -------     |
                                                  |    13,642,432               100%      |
                                                  |             SHARES     COST           |
                                                  |             ------     ----           |
                                                  |CASUALTY     12,992,922 $1,225,738,093 |
                                                  |FIRE            649,510    112,087,783 |
                                                  -------------------|---------------------
                                                                     |--------------------------------------------------------------
                                                      ---------------|-------------
                                                      |    NATIONWIDE FINANCIAL   |
                                                      |    SERVICES, INC. (NFS)   |
                                                      |                           |
                                                      |Common Stock:  Control:    |
                                                      |------------   -------     |
                                                      |                           |
                                                      |                           |
                                                      |Class A      Public-100%   |
                                                      |Class B      NW Corp-100%  |
                                                      ---------------|-------------
                                                                     |
-------------------------------------|-------------------------|--------------------------|-------------------------|
                                     |                         |                          |                         |
                         ------------|------------ ------------|------------ -------------|------------ ------------|-------------
                         |  NATIONWIDE FINANCIAL | | NATIONWIDE FINANCIAL  | |PENSION ASSOCIATES, INC.| |VILLANOVA CAPITAL, INC. |
                         |    SERVICES CAPITAL   | |SERVICES (BERMUDA) INC.| |Common Stock: 1,000     | |Common Stock:  958,750  |
                         |        TRUST II       | |Common Stock: 250,000  | |------------  Shares    | |-------------    Shares |
                         |                       | |------------- Shares   | |                        | |NFS-96%                 |
                         |                       | |              Cost     | |              Cost      | |Preferred Stock: 500,000|
                         |                       | |              ----     | |              ----      | |---------------  Shares |
                         | NFS-100%              | |NFS-100%   $3,500,000  | | NFS-100%     $2,839,392| |NFS-100%                |
                         ------------------------- ------------------------- -------------------------- ------------|-------------
                                                                                                                    |
--------------|-----------------------|--------------------------|                        |-------------------------|---------------
              |        ---------------|------------ -------------|------------ -----------|------------- -----------|-------------
              |        |THE 401(k) COMPANIES, INC.| |  NATIONWIDE RETIREMENT | | VILLANOVA S.A. CAPITAL| |    MORLEY FINANCIAL   |
              |        |         (401(k))         | |   SOLUTIONS, INC. (NRS)| |     TRUST (VSA)       | |SERVICES, INC. (MORLEY)|
              |        |                          | |Common Stock:  236,494  | |                       | |Common Stock:  82,343  |
              |        |Common Stock:   Control   | |-------------  Shares   | |                       | |------------   Shares  |
              |        |-------------   -------   | |                        | |                       | |                       |
              |        |Class A        Other-100% | |                        | |                       | |VILLANOVA CAPITAL, INC.|
              |        |Class B        NFSDI-90%  | |NFSDI-100%              | |DELAWARE BUSINESS TRUST| |-100%                  |
              |        --------|------------------- -------------|------------ -----------------|------- -----------|-------------
              |                |                                 |                              |                   |
              |                |                                 |                              |                   |------------|
              |                |                                 |                              |                                |
--------------|------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|  NATIONWIDE RETIREMENT  |    |   |   NATIONWIDE RETIREMENT  |  |  |NATIONWIDE RETIREMENT   |  |  |         NATIONWIDE       |  |
|   PLAN SERVICES, INC.   |    |   |SOLUTIONS, INC. OF ALABAMA|  |  |  SOLUTIONS, INC. OF    |  |  | INVESTORS SERVICES, INC. |  |
|                         |    |   |                          |  |  |      NEW MEXICO        |  |  |                          |  |
|Common Stock:  Control:  |    |   |Common Stock: 10,000      |  |  | Common Stock: 1,000    |  |  |Common Stock: 5           |  |
|-------------  --------  |    |   |------------- Shares      |--|--| ------------- Shares   |  |--|------------- Shares      |  |
|Class A          NFS-100%|    |   |              Cost        |  |  |               Cost     |  |  |              Cost        |  |
|Class B        NFSDI-100%|    |   |              ----        |  |  |               ----     |  |  |              ----        |  |
|                         |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |VSA-100%      $5,000      |  |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|    401(k) INVESTMENT    |    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE GLOBAL FUNDS |  |
|      SERVICES, INC.     |    |   |SOLUTIONS, INC. OF ARIZONA|  |  |  SOLUTIONS, INC. OF    |  |  |                          |  |
|                         |    |   |                          |  |  |      SO. DAKOTA        |  |  |                          |  |
|Common Stock: 1,000,000  |    |   |Common Stock: 1,000       |  |  | Common Stock: 1,000    |  |  |                          |  |
|------------  Shares     |----|   |------------- Shares      |--|--| ------------- Shares   |  |==|     LUXEMBOURG SICAV     |  |--
|                         |    |   |              Cost        |  |  |               Cost     |  |  |                          |  |
|               Cost      |    |   |              ----        |  |  |               ----     |  |  |                          |  |
|               ----      |    |   |NRS-100%      $1,000      |  |  |NRS-100%       $1,000   |  |  |                          |  |
|401(k)-100%    $7,800    |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |                                 |                              |                                |
                               |   ----------------------------  |  --------------------------  |  ----------------------------  |
---------------------------    |   |   NATIONWIDE RETIREMENT  |  |  | NATIONWIDE RETIREMENT  |  |  |  VILLANOVA DISTRIBUTION  |  |
|    401(k) INVESTMENT    |    |   |    SOLUTIONS, INC. OF    |  |  |    SOLUTIONS, INC.     |  |  |      SERVICES, INC.      |  |
|      ADVISORS, INC.     |    |   |         ARKANSAS         |  |  |       OF WYOMING       |  |  |                          |  |
|                         |    |   |Common Stock: 50,000      |-----|Common Stock: 500 Shares|  |--|Common Stock: 10,000      |  |--
|Common Stock:  1,000     |    |   |------------- Shares      |  |  |-------------           |  |  |------------- Shares      |  |
|------------   Shares    |----|   |              Cost        |  |  |              Cost      |  |  |              Cost        |  |
|                         |    |   |              ----        |  |  |              ----      |  |  |              ----        |  |
|               Cost      |    |   |NRS-100%      $500        |  |  |NRS-100%      $500      |  |  |VSA-100%      $146,653    |  |
|               ----      |    |   ----------------------------  |  --------------------------  |  ----------------------------  |
|401(k)-100%    $1,000    |    |                                 |                              |                                |
---------------------------    |   ----------------------------  |  --------------------------  |  ----------------------------  |
                               |   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |  |  |   VILLANOVA FINANCIAL    |  |
---------------------------    |   |      SOLUTIONS, INS.     |  |  |     SOLUTIONS, INC.    |  |  |    GROUP, INC. (VFGI)    |  |
|   THE 401(k) COMPANY    |    |   |       AGENCY, INC.       |  |  |         OF OHIO        |  |  |Common Stock:      450,000|  |
|                         |    |   |Common Stock: 1,000       |  |  |                        |  |  |------------       Shares |  |
|Common Stock: 855,000    |    |   |------------- Shares      |--|==|                        |  |--|Series A Preferred:250,000|  |--
|------------  Shares     |----|   |                          |  |  |                        |     |------------------ Shares |  |
|                         |    |   |              Cost        |  |  |                        |     |                   Cost   |  |
|              Cost       |    |   |              ----        |  |  |                        |     |                   ----   |  |
|              ----       |    |   |NRS-100%      $1,000      |  |  |                        |     |VSA-100%       $10,000,000|  |
|401(k)-100%   $1,000     |    |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |                                 |                                                  .            |
                               |   ----------------------------  |  --------------------------     -----------------.----------  |
---------------------------    |   |  NATIONWIDE RETIREMENT   |  |  | NATIONWIDE RETIREMENT  |     | VILLANOVA SECURITIES, LLC|  |
|                         |    |   |SOLUTIONS, INC. OF MONTANA|  |  |  SOLUTIONS, INC. OF    |     |                          |  |
|                         |    |   |                          |  |  |        OKLAHOMA        |     |                          |  |
|  RIVERVIEW AGENCY, INC. |    |   |Common Stock: 500         |  |  |                        |     |                          |  |
|                         |====|   |------------- Shares      |--|==|                        |     |                          |  |--
|                         |        |              Cost        |  |  |                        |     |                          |  |
|                         |        |              ----        |  |  |                        |     |                          |  |
|                         |        |NRS-100%      $500        |  |  |                        |     |VFG1-100%                 |  |
---------------------------        ----------------------------  |  --------------------------     ----------------------------  |
                                                                 |                                                               |
                                   ----------------------------  |  --------------------------     ----------------------------  |
                                   |   NATIONWIDE RETIREMENT  |  |  |  NATIONWIDE RETIREMENT |     |    PORTLAND INVESTMENT   |  |
                                   | SOLUTIONS, INC. OF NEVADA|  |  |     SOLUTIONS, INC.    |     |       SERVICES, INC.     |  |
                                   |                          |  |  |        OF TEXAS        |     |                          |  |
                                   |Common Stock: 1,000       |-- ==|                        |     |Common Stock: 1,000       |--|--
                                   |------------- Shares      |     |                        |     |------------- Shares      |  |
                                   |              Cost        |     |                        |     |              Cost        |  |
                                   |              ----        |     |                        |     |              ----        |  |
                                   |NRS-100%      $1,000      |     |                        |     |Morley-100%   $25,000     |  |
                                   ----------------------------     --------------------------     ----------------------------  |
                                                                                                                                 |
                                                                                                   ----------------------------  |
                                                                                                   |         MORLEY &         |  |
                                                                                                   |     ASSOCIATES, INC.     |  |
                                                                                                   |                          |  |
                                                                                                   |Common Stock: 3,500       |--|
                                                                                                   |------------- Shares      |
                                                                                                   |              Cost        |
                                                                                                   |              ----        |
                                                                                                   |Morley-100%   $1,000      |
                                                                                                   ----------------------------

                                                                                                                            (Right)
















------------------------|------------------------------|--------------------------------------|
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
                        |                              |                                      |
         ---------------|--------------   -------------|-----------------        -------------|--------------
         |     NATIONWIDE GLOBAL      |   |       GATES MCDONALD        |        |        NATIONWIDE        |
         |    HOLDINGS, INC. (NGH)    |   |      & COMPANY (GATES)      |        |HEALTH PLANS, INC. (NHP)  |
         |                            |   |                             |        |                          |
         |Common Stock:   1 Share     | --|Common Stock:  254 Shares    |    |---|Common Stock:  100 Shares |
         |------------                | | |------------                 |    |   |------------              |
         |               Cost         | | |               Cost          |    |   |               Cost       |
         |               ----         | | |               ----          |    |   |               ----       |
         |NW Corp.-100%  $506,434,210 | | |NW Corp.-100%  $25,683,532   |    |   |                          |
         |                            | | |------------------------------    |   |NW Corp.-100%  $19,103,732|
         |(See Page 3)                |   |                                  |   ----------------------------
         ------------------------------ | |------------------------------    |   ----------------------------
                                        | |  MEDPROSOLUTIONS, INC.      |    |   |    NATIONWIDE MANAGEMENT |
         ------------------------------ --|                             |    |   |        SYSTEMS, INC.     |
         |    VILLANOVA MUTUAL FUND   | | |               Cost          |    |   |                          |
         |     CAPITAL TRUST (VMF)    | | |               ----          |    |---|Common Stock:  100 Shares |
----|----|                            | | |Gates-100%     $6,700,000    |    |   |-------------             |
    |    |                            | | |                             |    |   |               Cost       |
    |    |                            | | |                             |    |   |               ----       |
    |    |                            | | -------------------------------    |   |NHP Inc.-100%  $25,149    |
    |    |                            | |                                    |   ----------------------------
    |    |                            | | |------------------------------    |   ----------------------------
    |    |   DELAWARE BUSINESS TRUST  | | |     GATES MCDONALD &        |    |   |         NATIONWIDE       |
    |    ------------------------------ | | COMPANY OF NEW YORK, INC.   |    |   |        AGENCY, INC.      |
    |                                   --|                             |    |   |                          |
    |    ------------------------------ | |Common Stock:  3 Shares      |    |---|Common Stock:  100 Shares |
    |    |        NORTHPOINTE         | | |------------                 |        |------------              |
    |    |        CAPITAL LLC         | | |               Cost          |        |               Cost       |
    |    |                            | | |               ----          |        |               ----       |
    |....|                            | | |Gates-100%     $106,947      |        |NHP Inc.-99%   $116,077   |
         |                            | | -------------------------------        ----------------------------
         |                            | |
         |                            | | -------------------------------
         |VILLANOVA CAPITAL, INC.-65% | | |      GATES MCDONALD &       |
         ------------------------------ | |     COMPANY OF NEVADA       |
                                        --|                             |
         ------------------------------ | |Common Stock:  40 Shares     |
         |     EXCALIBER FUNDING      | | |------------                 |
         |        CORPORATION         | | |               Cost          |
---------|Common Stock: 1,000 Shares  | | |               ----          |
         |-------------               | | |Gates-100%     $93,750       |
         |              Cost          | | -------------------------------
         |              ----          | |
         |Morley-100%   $1,000        | | -------------------------------
         ------------------------------ | |       GATES MCDONALD        |
                                        | |      HEALTH PLUS, INC.      |
         ------------------------------ --|                             |
         |      CALIBER FUNDING       | | |Common Stock:  200 Shares    |
         |        CORPORATION         | | |------------                 |
         |                            | | |               Cost          |
---------|                            | | |               ----          |
         |                            | | |Gates-100%     $2,000,000    |
         | Morley-100%                | | -------------------------------
         |                            | |
         ------------------------------ | -------------------------------
                                        | |NEVADA INDEPENDENT COMPANIES-|
                                        | |MANUFACTURING TRANSPORTATION |
                                        | |       AND DISTRIBUTION      |
                                        --|                             |
                                        | |Common Stock:  1,000 Shares  |
                                        | |------------                 |
                                        | |Gates-100%                   |
                                        | -------------------------------
                                        |
         ------------------------------ | -------------------------------
         |      MORLEY RESEARCH       | | |      NEVADA INDEPENDENT     |
         |      ASSOCIATES, LTD.      | | |     COMPANIES-HEALTH AND    |
---------|                            | --|           NONPROFIT         |
         |Common Stock:  1,000 Shares | | |Common Stock:  1,000 Shares  |
         |-------------               | | |------------                 |
         |               Cost         | | |                             |
         |               ----         | | |Gates-100%                   |
         |Morley-100%    $1,000       | | -------------------------------
         ------------------------------ |
                                        | -------------------------------
         ------------------------------ | |     NEVADA INDEPENDENT      |
         |       MORLEY CAPITAL       | | |   COMPANIES-CONSTRUCTION    |
         |         MANAGEMENT         | --|                             |
         |                            | | |Common Stock:  1,000 Shares  |
---------|Common Stock:  500 Shares   | | |------------                 |
         |-------------               | | |                             |
         |                Cost        | | |Gates-100%                   |
         |                ----        | | -------------------------------
         |Morley-100%     $5,000      | |
         ------------------------------ | -------------------------------
                                        | |     NEVADA INDEPENDENT      |
         ------------------------------ | | COMPANIES-HOSPITALITY AND   |       Subsidiary Companies      -- Solid Line
         |     UNION BOND & TRUST     | --|         ENTERTAINMENT       |       Contractual Association   -- Double Line
         |           COMPANY          |   |                             |       Limited Liability Company -- Dotted Line
         |                            |   |Common Stock:  1,000 Shares  |
---------|Common Stock:  2,000 Shares |   |------------                 |
         |------------                |   |                             |
         |               Cost         |   |Gates-100%                   |       December 31, 2000
         |               ----         |   -------------------------------
         |Morley-100%    $50,000      |
         ------------------------------
                                                                                                                    Page 2

                                                                                                                         (Left side)































                      |--------------------------------------------|------------------------------------------|---------------------
                      |                                            |                                          |
      ----------------|---------------            -----------------|-----------------       ------------------|----------------
      |    VILLANOVA GLOBAL ASSET    |            |   NATIONWIDE GLOBAL HOLDINGS    |       |                NGH              |
      |       MANAGEMENT TRUST       |            |   - HONG KONG, LIMITED          |       |          NETHERLANDS B.V.       |
      |          (VGAMT)             |            | Common Stock: 20,343,752 Shares |       | Common Stock:       40 Shares   |
      |                              |            | -------------       Shares      |       | -------------                   |
      |                              |            |                     ------      |       |                     Cost        |
      |                              |            |  NGH                20,343,751  |       |                     -----       |
      | NGH - 100%                   |            |  LUX SA             1           |       | NGH - 100%          NLG 52,500  |
      ----------------|---------------            -----------------------------------       -----------------------------------
                      |
                      |                 |--------------------------|--------------------|-------------------------------------------
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |       NATIONWIDE ASSET       |  |         |      GARTMORE INVESTMENT        |   |   |          GARTMORE FUND          |
      |   MANAGEMENT HOLDINGS, LTD.  |  |         |         SERVICES LTD.           |   |   |          MANAGERS LTD.          |
      |           (NAMHL)            |  |    |----|             (GISL)              |   |---|             (GFM)               |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GIM - 80%                       |   |   | GIM - 99.99%                    |
      | VGAMT - 100%                 |  |    |    | GNL - 20%                       |   |   | GSL - .01%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |     NATIONWIDE UK ASSET      |  |    |    |       GARTMORE INVESTMENT       |   |   |                                 |
      |  MANAGEMENT HOLDINGS, LTD.   |  |    |    |         SERVICES GMBH           |   |   |       FENPLACE LIMITED          |
      |          (NUKAMHL)           |  |    |----|                                 |   |---|                                 |
      |                              |  |    |    |                                 |   |   |                                 |
      | NAMHL - 100%                 |  |    |    | GISL - 100%                     |   |   | GFM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
                      |                 |    |                                          |                     |
      ----------------|---------------  |    |    -----------------------------------   |   ------------------|----------------
      |   NATIONWIDE UK HOLDING      |  |    |    |       MARENWOOD, LTD. (FKA)     |   |   |     FENPLACE TWO LTD. (FKA)     |
      |       COMPANY, LTD.          |  |    |    |      GARTMORE FUND MANAGERS     |   |   |       NATWEST INVESTMENT        |
      |          (NUKHCL)            |  |    |----|          (FAR EAST) LTD.        |   |   |    MANAGEMENT LIMITED (FTL)     |
      |                              |  |    |    |                                 |   |   |                                 |
      |                              |  |    |    | GISL - 50%                      |   |   |                                 |
      | NUKAMHL - 100%               |  |    |    | GNL - 50%                       |   |   | GIM - 100%                      |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
                      |                 |    |                                          |
                      |                 |    |                                          |
                      |                 |    |                                          |
      ----------------|---------------  |    |    -----------------------------------   |   -----------------------------------
      |     ASSET MANAGEMENT         |  |    |    |      GARTMORE FUND MANAGERS     |   |   |    GARTMORE INVESTMENT MGMT.    |
      |       HOLDINGS PLC           |  |    |    |       INTERNATIONAL LIMITED     |   |   |  (CHANNEL ISLAND) LTD. (GIMCIL) |
      |          (AMH)               |  |    |    |              (GFMI)             |   |   |  (FKA) NATWEST INVESTMENT MGMT. |
      |                              |  |    |----|                                 |   |---|      CHANNEL ISLANDS LIMITED    |
      |                              |  |         | GISL - 99.99%                   |   |   | FTL - 99.99%                    |
      | NUKHCL - 100%                |  |         | GSL - .01%                      |   |   | Corp Share Ltd. - .01%          |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
                      |                 |                          |                    |
                      |                 |                          |                    |
                      |                 |                          |                    |
      ----------------|---------------  |         -----------------|-----------------   |   -----------------------------------
      |    GARTMORE INVESTMENT       |  |         |        GARTMORE NOMINEES        |   |   |    GARTMORE SECURITIES LTD.     |
      |       MANAGEMENT PLC         |  |         |          (JERSEY) LTD.          |   |   |               (GSL)             |
      |          (GIM)               |  |         |                                 |   |   |                                 |
      |                              |--|         | GFMI - 94%                      |   |---|                                 |
      | AMH - 99.99%                 |            | GSL - 3%                        |       | GIM - 99.99%                    |
      | GNL - .01%                   |            | GIM - 3%                        |       | GNL - .01%                      |
      --------------------------------            -----------------------------------       -----------------------------------

                                                                                                                            (Center)
                                                          NATIONWIDE(R)

                         ---------------------------------             ----------------------------------
                         |       NATIONWIDE MUTUAL       |             |        NATIONWIDE MUTUAL       |
                         |       INSURANCE COMPANY       |=============|     FIRE INSURANCE COMPANY     |
                         |           (CASUALTY)          |     |       |            (FIRE)              |
                         ---------------------------------     |       ----------------------------------
                                                               |
                                                               |
                                           --------------------|--------------------
                                           |   NATIONWIDE CORPORATION (NW CORP)    |
                                           |        COMMON STOCK:    CONTROL:      |
                                           |        -------------    --------      |
                                           |           13,642,432       100%       |
                                           |             SHARES          COST      |
                                           |             ------          ----      |
                                           | CASUALTY  12,992,922   $1,225,738,093 |
                                           | FIRE         649,510      112,087,783 |
                                           --------------------|--------------------
                                                               |
                                                ---------------|----------------
                                                |      NATIONWIDE GLOBAL       |
                                                |     HOLDINGS, INC. (NGH)     |
                                                |  Common Stock:   1 Share     |
                                                |  -------------               |
                                                |                              |
                                                |                Cost          |
                                                |                ----          |
                                                | NW Corp.-100%  $506,434,210  |
                                                ---------------|----------------
                                                               |
---------------------------------------|-----------------------|------------------------|-------------------------------------------
                                       |                                                |
                        ---------------|----------------                ----------------|---------------
                        |          NATIONWIDE          |                |       NATIONWIDE GLOBAL      |
                        |      SERVICES SP. ZO.O.      |                |          JAPAN, INC.         |
                        | Common Stock:    80 Shares   |                | Common Stock:   100 Shares   |
                        | ------------                 |                | -------------                |
                        |                  Cost        |                |                     Cost     |
                        |                  ----        |                |                     ----     |
                        | NGH - 100%       4,000 PLN   |                | NGH - 100%          $100     |
                        --------------------------------                --------------------------------

----------------|-----------------------------------------------|-------------------------------------------------------------------
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE INVESTMENT LTD.    |        |       |    GARTMORE SCOTLAND LTD.    |
                |       |           (GIL)              |        |       |           (GSCL)             |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GNL - 50%                    |        |       | GNL - .01%                   |
                |       ---------------|----------------        |       --------------------------------
                |                      |                        |
                |                      |                        |
                |       ---------------|----------------        |       --------------------------------
                |       |       GARTMORE JAPAN         |        |       |    DAMIAN SECURITIES LTD.    |
                |       |          LIMITED             |        |       |                              |
                |       |                              |        |-------|                              |
                |       | GIL - 98.46%                 |        |       | GIM - 50%                    |
                |       | GIM - 1.54%                  |        |       | GSCL - 50%                   |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |     GARTMORE 1990 LTD.       |        |       |    GARTMORE NOMINEES LTD.    |
                |       |     (GENERAL PARTNER)        |        |       |             (GNL)            |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99.99%                 |
                |       | GSL - 50%                    |        |       | GSCL - .01%                  |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |    GARTMORE INDOSUEZ UK      |        |       |    GARTMORE PENSION FUND     |
                |       |  RECOVERY FUND (G.P.) LTD.   |        |       |        TRUSTEES, LTD.        |
                |-------|                              |        |-------|                              |
                |       | GIM - 50%                    |        |       | GIM - 99%                    |
                |       | GNL - 50%                    |        |       | GSCL - 1%                    |
                |       --------------------------------        |       --------------------------------
                |                                               |
                |                                               |
                |       --------------------------------        |       --------------------------------
                |       |  GARTMORE 1990 TRUSTEE LTD.  |        |       |       GIL NOMINEES LTD.      |
                |       |    (GENERAL PARTNER)         |        |       |                              |
                |-------|                              |        |-------|                              |
                        | GIM - 50%                    |                | GIM - 50%                    |
                        | GSL - 50%                    |                | GSCL - 50%                   |
                        --------------------------------                --------------------------------

                                                                                                                      (Right side)































------------------|---------|-----------------|------------------------------------|
                  :         |                 :                                    |
   ---------------|-------- | ----------------|----------------   -----------------|---------------
   |   NATIONWIDE GLOBAL  | | |    NATIONWIDE TOWARZYSTWO     |   |   NATIONWIDE GLOBAL HOLDINGS, |
   |     FINANCE, LLC     | | |   UBEZPIECZEN NA ZYCIE SA     |   |    INC. - LUXEMBOURG BRANCH   |
   |                      | | |                               |   |            (BRANCH)           |
   | Single Member Limited| | | Common Stock: 1,952,000 Shares|   |                               |
   |    Liability Company | | | ------------                  |   |                               |
   |                      | | |                               |   |                               |
   | NGH - 100%           | | | NGH - 100%                    |   | Endowment Capital - $1,000,000|
   ------------------------ | ----------------|----------------   -----------------|---------------
                            |                 |                                    |
-|                          |                 |                                    |
 |                          |                 |                                    |
 | ------------------------ | ----------------|----------------   ---------------------------------
 | |      VICPIC LTD.     | | |       PIONEER NATIONWIDE      |   |      NGH LUXEMBOURG S.A.      |
 | |                      | | |            SP. ZO.O.          |   |            (LUX SA)           |
 | |                      | | |                               |   |                               |
 |-|                      | | |                               | |-|Common Stock:    5,894 Shares  |
 | |                      | | | Common Stock: 40,950 Shares   | | |------------                   |
 | |                      | | | ------------                  | | |                 Cost          |
 | | GIM - 99.99%         | | |                               | | |                 -----         |
 | | GSCL - .01%          | | | NGH - 70%                     | | |BRANCH-99.98%      115,470,723 |
 | |                      | | |                               | | |                   EURO        |
 | ------------------------ | --------------------------------- | ---------------------------------
 |                          |                                   |
 |                          |                                   |
 | ------------------------ | --------------------------------- | ---------------------------------
 | | GARTMORE EUROPE LTD. | | |        SIAM AR-NA-KHET        | | |         NGH UK, LTD.          |
 | |                      | | |      COMPANY LTD. (SIAM)      | | |                               |
 |-|                      | |.|                               | |-|                               |
 | | GIM - 50%            |   |                               | | |                               |
 | | GSL - 50%            |   | NGH - 48.99%                  | | | LUX SA - 100%                 |
 | ------------------------   ----------------|---------------- | ---------------------------------
 |                                            :                 |
 |                                            :                 |
 | ------------------------   ----------------|---------------- | ---------------------------------  -------------------------------
 | |   GARTMORE CAPITAL   |   |         THAI PRASIT           | | |  NATIONWIDE GLOBAL HOLDINGS   |  |NATIONWIDE HOLDINGS SA (NHSA)|
 | |    MANAGEMENT LTD.   |   |    NATIONWIDE COMPANY LTD.    | | |  - NGH BRASIL PARTICIPACOSES  |  |                             |
 | |         (GCM)        |   |                               | | |      LTDA (NGH BRASIL)        |  |                             |
 |-|                      |   |                               | |-|                               |  |       Shares      Cost      |
   |                      |   |                               | | |         Shares     Cost       |--|       ------      ----      |
   |                      |   |                               | | |         ------     -----      |  |NGH                          |
   | GIM - 99.99%         |   | NGH - 24.3%                   | | | LUX SA  6,164,899  R6,164,889 |  |BRASIL 42,900,999 R42,900,999|
   | GSL - .01%           |   | SIAM - 37.7%                  | | | NGH     1          R1         |  |LUX SA 1          R1         |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
                  |                                             |                  |                                |
                  |                                             |                  |                                |
   ---------------|--------   --------------------------------- | -----------------|---------------  ---------------|---------------
   |   GARTMORE U.S. LT   |   |        PANEUROLIFE (PEL)      | | |   NATIONWIDE SEGURADORA S.A.  |  |  DINAMICA PARTICIPACOSES SA |
   |         (GUS)        |   |                               | | |                               |  |           (DPSA)            |
   |                      |   | Common Stock: 1,300,000 Shares| | |         Shares     Cost       |  |       Shares      Cost      |
   |                      |   | -------------   Cost          |-| |         ------     -----      |  |       ------      ----      |
   |                      |   |                 ----          |   | NGH                           |  |NHSA  132,522,386 R14,723,256|
   |                      |   | LUX SA - 100%   3,817,832,685 |   | BRASIL  9,999,999  R9,999,999 |  |NGH                          |
   | GCM - 100%           |   | LUF                           |   | LUX SA  1          R1         |  | BRASIL 1         R1,472     |
   ---------------|--------   -----------------|---------------   ---------------------------------  ---------------|---------------
                  |                            |                                                                    |
                  |                            |                                                                    |
   ---------------|--------   -----------------|---------------                                      ---------------|---------------
   |    GARTMORE GLOBAL   |   |           VERTBOIS, SA        |                                      |  NATIONWIDE MARITIMA VIDA e |
   |       PARTNERS       |   |                               |                                      |        PREVIDENCIA SA       |
   |                      |   |                               |                                      | Common Stock:   134,822,225 |
   |                      |   |                               |                                      | ------------    Shares      |
   |                      |   | PEL - 99.99%                  |                                      |                             |
   | GUS - 50%            |   | LUX SA - .01%                 |                                      |                 Cost        |
   ------------------------   ---------------------------------                                      |                 ----        |
                                                                                                     | DSPA - 86.4%    R14,128,512 |
                                                                                                     -------------------------------








                                                                                        Subsidiary Companies-- Solid Line
                                                                                        Contractual Association-- Double Line
                                                                                        Limited Liability Company-- Dotted Line

                                                                                        December 31, 2000                    Page 3

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of contract owners of Qualified and Non-Qualified Contracts as of February 12, 2001 was 2,123 and 5,175, respectively.


Item 28.      INDEMNIFICATION

              Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER


              (a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for Multi-Flex Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide Variable Account-10, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VL Separate Account-D, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, and Nationwide VLI Separate Account-4, all of which are separate investment accounts of Nationwide or its affiliates.

(b)         NATIONWIDE INVESTMENT SERVICES CORPORATION
                     DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
                                                           Chairman and Chief Executive Officer and
W.G. Jurgensen                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Joseph J. Gasper                                                  Chairman of the Board and
One Nationwide Plaza                                                       Director
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Richard A. Karas                                                  Vice Chairman and Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Duane C. Meek                                                             President
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Philip C. Gath                                                             Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Susan A. Wolken                                                            Director
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert A. Oakley                                                  Executive Vice President -
One Nationwide Plaza                                               Chief Financial Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.                                           Executive Vice President -
One Nationwide Plaza                                               Chief Investment Officer
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Mark R. Thresher                                             Senior Vice President and Treasurer
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Barbara J. Shane                                             Vice President - Compliance Officer
Two Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Alan A. Todryk                                                    Vice President - Taxation
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
John F. Delaloye                                                     Assistant Secretary
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Glenn W. Soden
One Nationwide Plaza                                        Associate Vice President and Secretary
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
E. Gary Berndt                                                       Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------

                   NATIONWIDE INVESTMENT SERVICES CORPORATION
                             DIRECTORS AND OFFICERS


------------------------------------------------------------------------------------------------------------------
                                                                    POSITIONS AND OFFICES
      NAME AND BUSINESS ADDRESS                                        WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------------
                                             Associate Vice President -Treasury Services and Assistant Treasurer
Carol L. Dove
One Nationwide Plaza
Columbus, OH 43215
------------------------------------------------------------------------------------------------------------------
Terry C. Smetzer                                                     Assistant Treasurer
One Nationwide Plaza
Columbus, OH 43215
-------------------------------------------------------------------------------------------------------------------



(c)

-------------------------------------------------------------------------------------------------------------------
NAME OF PRINCIPAL         NET UNDERWRITING       COMPENSATION ON          BROKERAGE             COMPENSATION
UNDERWRITER               DISCOUNTS AND          REDEMPTION OR            COMMISSIONS
                          COMMISSIONS            ANNUITIZATION
-------------------------------------------------------------------------------------------------------------------
Nationwide Investment     N/A                    N/A                      N/A                   N/A
Services Corporation
-------------------------------------------------------------------------------------------------------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS

              John Davis
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 31.      MANAGEMENT SERVICES

              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                          INDEPENDENT AUDITORS' CONSENT


The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-9:

We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.



                                                                        KPMG LLP


Columbus, Ohio
April 26, 2001

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-9, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 9 and has caused this Post-Effective Amendment No. 9 to be signed on its behalf in the City of Columbus, and State of Ohio, on this 26th day of April, 2001.


                                       NATIONWIDE VARIABLE ACCOUNT-9
                               -----------------------------------------------
                                              (Registrant)


                                     NATIONWIDE LIFE INSURANCE COMPANY
                               -----------------------------------------------
                                              (Depositor)


                                          By/s/STEVEN SAVINI, ESQ.
                               -----------------------------------------------
                                            Steven Savini, Esq.


As required by the Securities Act of 1933, Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 26th day of April, 2001.




               SIGNATURE                                   TITLE
LEWIS J. ALPHIN                                           Director
----------------------------------------
Lewis J. Alphin
A. I. BELL                                                Director
----------------------------------------
A. I. Bell
YVONNE M. CURL                                            Director
----------------------------------------
Yvonne M. Curl
KENNETH D. DAVIS                                          Director
----------------------------------------
Kenneth D. Davis
KEITH W. ECKEL                                            Director
----------------------------------------
Keith W. Eckel
WILLARD J. ENGEL                                          Director
----------------------------------------
Willard J. Engel
FRED C. FINNEY                                            Director
----------------------------------------
Fred C. Finney
JOSEPH J. GASPER                               President and Chief Operating
----------------------------------------            Officer and Director
Joseph J. Gasper
W.G. JURGENSEN                                    Chief Executive Officer
----------------------------------------                And Director
W.G. Jurgensen
DAVID O. MILLER                                  Chairman of the Board
----------------------------------------                And Director
David O. Miller
RALPH M. PAIGE                                            Director
----------------------------------------
Ralph M. Paige
JAMES F. PATTERSON                                        Director
----------------------------------------
James F. Patterson
ARDEN L. SHISHLER                                         Director                                By /s/ STEVEN SAVINI
----------------------------------------                                             -----------------------------------------------
Arden L. Shisler                                                                                      Steven Savini
ROBERT L. STEWART                                         Director                                  Attorney-in-Fact
----------------------------------------
Robert L. Stewart